UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Semiannual Report

March 31, 2021

Portfolio Review	1

Portfolio of Investments	7

Financial Statements	37

Notes to Financial Statements	50

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSFIX

Daniel J. Fuss, CFA®, CIC*

Brian P. Kennedy

Elaine M. Stokes

*	Effective March 1, 2021, Daniel J. Fuss no longer serves as portfolio manager.

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20212

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 1/17/95)	5.45%	19.83%	5.83%	5.25%	0.58%	0.58%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-3.50	0.86	3.36	3.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols

David W. Rolley, CFA®	Institutional Class	LSGBX

Lynda L. Schweitzer, CFA®	Retail Class	LSGLX

Scott M. Service, CFA®	Class N	LSGNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20212

					Life of Class N	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Institutional Class (Inception 5/10/91)	0.62%	11.71%	3.88%	2.63%	—%	0.76%	0.69%

Retail Class (Inception 12/31/96)	0.49	11.45	3.63	2.38	—	1.01	0.94

Class N (Inception 2/1/13)	0.61	11.79	3.94	—	2.21	0.66	0.64

Comparative Performance
Bloomberg Barclays Global Aggregate Bond Index[1]	-1.32	4.67	2.66	2.23	1.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols

Elaine Kan, CFA®	Institutional Class	LSGSX

Kevin P. Kearns	Retail Class	LIPRX

	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20212

					Life of Class N	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Institutional Class (Inception 5/20/91)	0.51%	9.17%	4.30%	3.45%	—%	0.70%	0.40%

Retail Class (Inception 5/28/10)	0.33	8.93	4.03	3.17	—	0.95	0.65

Class N (Inception 2/1/17)	0.53	9.20	—	—	5.09	0.68	0.35

Comparative Performance
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[1]	0.12	7.54	3.86	3.44	4.40

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol

Brian P. Kennedy*

Matthew J. Eagan, CFA®	Institutional Class	LSHIX

Daniel J. Fuss, CFA®, CIC**

Elaine M. Stokes

Todd P. Vandam, CFA®*

*	Effective February 1, 2021, Messrs. Kennedy and Vandam joined the portfolio management team of the Fund.
**	Effective March 1, 2021, Daniel J. Fuss no longer serves as portfolio manager.

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20212

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 6/5/96)	10.42%	29.94%	7.28%	5.82%	0.69%	0.69%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	7.36	23.72	8.06	6.48

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+ /BB+ or below, excluding emerging market debt. Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2020 through March 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,054.50	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	$2.97

* Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,006.20	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

Retail Class
Actual	$1,000.00	$1,004.90	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Class N
Actual	$1,000.00	$1,006.10	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 0.94% and 0.64% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,005.10	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,003.30	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

Class N
Actual	$1,000.00	$1,005.30	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,104.20	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

* Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 80.7% of Net Assets

Non-Convertible Bonds – 75.2%

	ABS Car Loan – 1.8%
$605,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	$601,735
170,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	175,643
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	127,688
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	220,027
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	139,452
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	492,608
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	700,097
305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	319,531
480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	517,515
355,000	Chase Auto Credit Linked Notes, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	354,947
525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	536,518
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	893,045
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	807,813
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027, 144A	1,971,329
1,115,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	1,113,919
825,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	819,719
1,610,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class D, 1.230%, 4/15/2026, 144A	1,609,797

		11,401,383

	ABS Credit Card – 0.2%
370,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/17/2024, 144A	370,579

	ABS Credit Card – continued
700,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	700,106

		1,070,685

	ABS Home Equity – 1.9%
810,000	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)(b)(c)	810,000
791,867	CSMC Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	789,988
175,593	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	181,265
69,771	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(c)	69,820
785,267	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(c)	788,338
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(c)	1,270,457
405,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	408,226
280,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	287,117
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	705,081
1,291,699	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(c)	1,291,553
565,000	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(c)	565,270
426,609	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(c)	427,335
381,341	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(c)	381,285
1,070,376	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(c)	1,064,735
928,534	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(c)	927,817
660,979	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(c)	660,252
1,500,000	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(c)	1,499,411

		12,127,950

	ABS Other – 1.5%
150,000	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036, 144A	149,731

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$895,263	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	$896,849
1,390,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	1,357,845
1,250,266	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(d)(e)	469,475
566,514	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(d)(e)	86,507
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(a)(b)(d)(e)(f)	—
386,196	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(g)	386,707
300,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	298,528
206,496	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	198,045
250,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	263,513
1,657,652	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	1,624,826
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	98,962
215,000	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	215,343
695,333	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	674,885
750,183	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	722,600
1,455,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	1,419,752
758,743	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	745,551

		9,609,119

	ABS Student Loan – 0.5%
100,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	100,067
481,407	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	492,812
345,000	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	341,495

	ABS Student Loan – continued
214,051	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	215,397
512,715	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	511,073
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	97,160
487,569	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	500,389
100,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	102,716
1,005,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 0.836%, 1/15/2053, 144A(h)	1,003,830

		3,364,939

	ABS Whole Business – 0.1%
58,200	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	62,657
266,063	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	280,406

		343,063

	Aerospace & Defense – 4.2%
3,170,000	Boeing Co. (The), 2.196%, 2/04/2026	3,160,170
115,000	Boeing Co. (The), 3.100%, 5/01/2026	121,815
40,000	Boeing Co. (The), 3.250%, 2/01/2035	38,765
260,000	Boeing Co. (The), 3.550%, 3/01/2038	251,438
20,000	Boeing Co. (The), 3.625%, 3/01/2048	18,463
930,000	Boeing Co. (The), 3.750%, 2/01/2050	888,234
2,590,000	Boeing Co. (The), 3.825%, 3/01/2059	2,409,614
520,000	Boeing Co. (The), 3.850%, 11/01/2048	501,782
3,705,000	Boeing Co. (The), 3.900%, 5/01/2049	3,594,864
2,175,000	Boeing Co. (The), 3.950%, 8/01/2059	2,090,851
5,975,000	Boeing Co. (The), 5.805%, 5/01/2050	7,522,229
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,318,446
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	948,378
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	928,037
1,025,000	TransDigm, Inc., 5.500%, 11/15/2027	1,061,008
75,000	TransDigm, Inc., 7.500%, 3/15/2027	79,875
1,430,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	1,557,270

		26,491,239

	Airlines – 2.0%
362,844	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	363,258

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$25,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	$21,328
448,258	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	420,910
1,416,469	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,318,688
971,405	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	892,243
315,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	327,817
360,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	382,914
3,140,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	3,442,225
712,876	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	733,757
523,688	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	543,072
1,305,076	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,230,474
417,035	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	427,761
1,177,318	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,217,943
783,924	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	770,166
614,770	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	680,034

		12,772,590

	Automotive – 3.8%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,349,756
865,000	Dana, Inc., 5.625%, 6/15/2028	925,550
6,095,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	6,406,272
1,735,000	General Motors Co., 5.200%, 4/01/2045	1,992,143
185,000	General Motors Co., 6.250%, 10/02/2043	236,927
60,000	General Motors Financial Co, Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(i)	62,928
6,750,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	7,120,074

	Automotive – continued
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(i)	108,000
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	5,277,487
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	419,198

		23,898,335

	Banking – 2.2%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,596,004
1,130,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	1,268,764
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	6,051,548
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(i)	1,072,500
495,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	530,634
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	250,719
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	960,556
2,300,000	NatWest Group PLC, Series U, 3-month LIBOR + 2.320%, 2.523%(h)(i)	2,241,074

		13,971,799

	Brokerage – 0.6%
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,926,929

	Building Materials – 1.2%
4,575,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	4,465,200
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	372,258
213,000	Masco Corp., 6.500%, 8/15/2032	275,829
380,000	Masco Corp., 7.750%, 8/01/2029	504,602
260,000	Owens Corning, 4.400%, 1/30/2048	283,390
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,623,187

		7,524,466

	Cable Satellite – 2.4%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,739,283
1,745,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	1,632,106
3,055,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	2,800,671

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – continued
$1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	$1,516,990
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,360,056
270,000	DISH DBS Corp., 7.750%, 7/01/2026	298,009
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	400,804
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,972,493
2,205,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,295,956

		15,016,368

	Chemicals – 0.5%
660,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	652,740
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	200,934
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	708,024
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	200,000
1,400,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,442,812

		3,204,510

	Construction Machinery – 0.3%
965,000	Toro Co. (The), 6.625%, 5/01/2037(e)(g)	1,253,388
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	416,081

		1,669,469

	Consumer Cyclical Services – 2.1%
6,715,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	6,623,004
1,225,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	1,203,563
1,110,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	1,085,802
1,150,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	1,252,580
2,925,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	3,230,899

		13,395,848

	Consumer Products – 0.6%
880,000	Avon Products, Inc., 8.450%, 3/15/2043	1,075,800
2,140,000	Whirlpool Corp., 4.600%, 5/15/2050	2,460,317

		3,536,117

	Diversified Manufacturing – 0.0%
165,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 3.514%(h)(i)	155,925

	Electric – 1.7%
1,451,244	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,655,874
255,000	Edison International, 4.950%, 4/15/2025	284,635
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,059,572
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	140,431
1,589,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	2,018,190
1,830,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	1,821,907

		10,980,609

	Finance Companies – 6.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	157,399
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.991%, 1/15/2067, 144A(e)(g)(h)	167,172
330,000	Air Lease Corp., 3.125%, 12/01/2030	329,022
612,000	Air Lease Corp., 4.625%, 10/01/2028	671,334
375,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	367,015
1,305,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(i)	1,288,687
2,815,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,952,292
590,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	574,839
840,000	FS KKR Capital Corp., 3.400%, 1/15/2026	833,172
5,590,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	6,409,219
1,400,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,602,664
31,725(††)	Navient Corp., 6.000%, 12/15/2043	777,368
5,185,000	Navient Corp., MTN, 5.625%, 8/01/2033	4,844,605
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,246,625
2,595,000	OneMain Finance Corp., 6.875%, 3/15/2025	2,951,618
6,085,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	6,385,777
1,720,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	1,806,000
770,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	741,125
2,535,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,439,937

		41,545,870

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Financial Other – 0.7%
$3,300,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	$3,224,793
1,420,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	1,425,751

		4,650,544

	Food & Beverage – 0.4%
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,760,795

	Gaming – 0.2%
1,460,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,560,171

	Government Owned – No Guarantee – 0.6%
51,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	715,162
1,265,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	1,206,329
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,122,001

		4,043,492

	Health Insurance – 0.3%
1,905,000	Centene Corp., 2.500%, 3/01/2031	1,819,313
275,000	Centene Corp., 3.000%, 10/15/2030	274,544

		2,093,857

	Healthcare – 3.5%
230,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	230,363
245,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	249,055
1,810,000	HCA, Inc., 5.250%, 6/15/2049	2,214,841
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,525,730
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,919,347
900,000	HCA, Inc., 7.690%, 6/15/2025	1,084,995
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,591,850
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,486,700
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	565,450
4,530,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,593,647
1,520,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,586,500

		22,048,478

	Home Construction – 0.7%
595,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	648,550
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,836,970

		4,485,520

	Independent Energy – 1.3%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,428,601
1,360,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,417,708
350,000	Continental Resources, Inc., 3.800%, 6/01/2024	358,750

	Independent Energy – continued
515,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	514,148
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	750,819
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	964,653
2,395,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	3,020,095

		8,454,774

	Leisure – 0.6%
1,345,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,380,306
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	777,700
280,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	285,250
1,435,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,442,175

		3,885,431

	Life Insurance – 3.2%
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(i)	5,124,500
560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	571,408
2,870,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	3,362,800
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,354,632
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,328,099
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,865,824
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,488,392

		20,095,655

	Lodging – 0.4%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	829,863
870,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	853,859
415,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	430,172
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	121,825
125,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	141,919

		2,377,638

	Media Entertainment – 1.1%
615,000	AMC Networks, Inc., 4.250%, 2/15/2029	598,087
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	850,941
1,765,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,892,962
1,240,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,427,910
160,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	189,208

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Media Entertainment – continued
$750,000	Netflix, Inc., 5.875%, 11/15/2028	$907,176
875,000	Netflix, Inc., 6.375%, 5/15/2029	1,085,000

		6,951,284

	Metals & Mining – 2.8%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,889,338
5,380,000	ArcelorMittal S.A., 7.000%, 3/01/2041	7,341,010
915,000	ArcelorMittal S.A., 7.250%, 10/15/2039	1,252,635
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,874,300
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	206,500
1,140,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	1,160,668
2,630,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	3,131,054
215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	220,360

		18,075,865

	Midstream – 1.4%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	642,563
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,686,876
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,641,150
660,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	645,289
1,750,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A	1,687,214
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	346,340
1,565,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	1,607,881
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	126,006
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	138,122
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	371,505

		8,892,946

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
131,804	Barclays Commercial Mortgage Securities Trust, Series 2013-TYSN, Class A2, 3.756%, 9/05/2032, 144A	131,980
50,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.706%, 1/15/2034, 144A(h)	49,228
200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.623%, 10/15/2045, 144A(c)	186,257

	Non-Agency Commercial Mortgage-Backed Securities – continued
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.419%, 12/15/2047, 144A(c)	357,420
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.419%, 12/15/2047, 144A(c)	97,605
105,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	104,046
175,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.813%, 5/10/2063, 144A(c)	161,433
215,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	213,877
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(c)	268,373
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	403,489

		1,973,708

	Packaging – 0.2%
905,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	983,848

	Paper – 0.3%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	485,590
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,420,229

		1,905,819

	Pharmaceuticals – 0.5%
375,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	360,000
2,610,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	2,659,724

		3,019,724

	Property & Casualty Insurance – 0.5%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(e)(f)(g)(h)	733,500
995,000	MGIC Investment Corp., 5.250%, 8/15/2028	1,033,556
840,000	Radian Group, Inc., 4.500%, 10/01/2024	873,852
485,000	Radian Group, Inc., 4.875%, 3/15/2027	510,463

		3,151,371

	REITs – Diversified – 0.1%
385,000	iStar, Inc., 4.750%, 10/01/2024	400,556

	REITs – Hotels – 0.2%
60,000	Service Properties Trust, 3.950%, 1/15/2028	55,350

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	REITs – Hotels – continued
$635,000	Service Properties Trust, 4.350%, 10/01/2024	$631,277
180,000	Service Properties Trust, 4.500%, 6/15/2023	182,855
100,000	Service Properties Trust, 4.650%, 3/15/2024	100,000
80,000	Service Properties Trust, 4.750%, 10/01/2026	78,000
290,000	Service Properties Trust, 4.950%, 2/15/2027	286,737

		1,334,219

	REITs – Office Property – 0.0%
225,000	Corporate Office Properties LP, 2.750%, 4/15/2031	217,570

	REITs – Shopping Centers – 0.0%
185,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	181,525

	Restaurants – 0.4%
2,280,000	Yum! Brands, Inc., 4.625%, 1/31/2032	2,325,611

	Retailers – 0.4%
335,000	Carvana Co., 5.625%, 10/01/2025, 144A	343,891
685,000	Carvana Co., 5.875%, 10/01/2028, 144A	706,803
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,175,829
290,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	285,048

		2,511,571

	Supranational – 0.1%
59,420,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	817,745

	Technology – 1.6%
4,455,000	Broadcom, Inc., 2.600%, 2/15/2033, 144A	4,149,993
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,729,403
1,590,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,609,795
689,000	Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	702,746
637,000	Seagate HDD Cayman, 4.875%, 6/01/2027	699,904
615,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	626,088

		10,517,929

	Transportation Services – 0.2%
305,000	Element Fleet Management Corp., 1.600%, 4/06/2024, 144A	304,643
1,055,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	1,097,179

		1,401,822

	Treasuries – 14.1%
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	823,516
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,132,610
10,220,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	1,200,342
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,864,351
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,870,422
7,210,000	U.S. Treasury Bond, 1.250%, 5/15/2050	5,441,015
34,035,000	U.S. Treasury Bond, 1.625%, 11/15/2050(j)	28,360,727
13,185,000	U.S. Treasury Note, 0.125%, 12/31/2022(j)	13,179,335
28,000,000	U.S. Treasury Note, 0.125%, 2/28/2023	27,982,500

		89,854,818

	Wireless – 2.2%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,572,624
730,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	712,716
1,855,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	1,782,933
3,275,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	3,299,563
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,632,150
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	3,218,092

		14,218,078

	Wirelines – 2.8%
10,280,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	9,500,116
1,900,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	1,736,730
1,174,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	1,116,928
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,030,128
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,188,831
355,000	Verizon Communications, Inc., 2.875%, 11/20/2050	315,518
1,320,000	Verizon Communications, Inc., 3.000%, 11/20/2060	1,145,988
960,000	Verizon Communications, Inc., 3.550%, 3/22/2051	958,653

		17,992,892

	Total Non-Convertible Bonds

	(Identified Cost $472,849,464)	479,192,469

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – 4.8%

	Airlines – 0.3%
$440,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	$483,472
835,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,433,591

		1,917,063

	Cable Satellite – 2.6%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	12,909,587
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,888,459

		16,798,046

	Communications – 0.2%
970,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(p)	916,650

	Consumer Cyclical Services – 0.3%
615,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(p)	671,273
470,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(k)	444,444
860,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(p)	903,537

		2,019,254

	Healthcare – 0.4%
450,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(p)	394,031
1,690,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	1,878,097

		2,272,128

	Lodging – 0.1%
770,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(p)	911,969

	Pharmaceuticals – 0.5%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	829,758
1,810,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	1,774,886
580,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	528,162
110,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	186,516

		3,319,322

	Technology – 0.4%
60,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	62,013
505,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	623,675

	Technology – continued
1,705,000	Western Digital Corp., 1.500%, 2/01/2024	1,741,440

		2,427,128

	Total Convertible Bonds

	(Identified Cost $30,374,637)	30,581,560

Municipals – 0.7%

	Virginia – 0.7%
4,080,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $4,063,036)	4,281,837

	Total Bonds and Notes

	(Identified Cost $507,287,137)	514,055,866

Senior Loans – 0.2%

	Independent Energy – 0.2%
1,282,000	Ascent Resources—Utica, 2020 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 10.000%, 11/01/2025(h) (Identified Cost $1,282,579)	1,416,610

Collateralized Loan Obligations – 2.7%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(a)(b)(h)	555,000
1,090,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4/22/2034, 144A(a)(h)(o)	1,090,000
1,005,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 4/20/2034, 144A(a)(h)(o)	1,004,799
1,940,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 4/20/2034, 144A(a)(h)(o)	1,940,194
255,000	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.218%, 1/23/2031, 144A(h)	255,065
450,000	B&M CLO Ltd., Series 2014-1A, Class CR, 3-month LIBOR + 2.600%, 2.823%, 4/16/2026, 144A(h)	447,917
1,320,000	Barings CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.900%, 4/25/2034, 144A(a)(h)(o)	1,320,132
1,265,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 4/20/2034, 144A(a)(b)(h)(o)	1,265,000
370,000	Carlye U.S. CLO Ltd., Series 2018-4A, Class C, 3-month LIBOR + 2.900%, 3.124%, 1/20/2031, 144A(h)	369,753
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.890%, 3.113%, 7/16/2031, 144A(h)	303,213
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.650%, 2.873%, 4/18/2031, 144A(h)	492,796

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$1,320,000	Elmwood CLO II Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 3.000%, 4/20/2034, 144A(a)(h)(o)	$1,320,000
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(h)	339,685
285,000	Grippen Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 3.300%, 3.524%, 1/20/2030, 144A(h)	285,088
365,000	Invesco CLO Ltd, Series 2021-1A, Class D, 3-month LIBOR + 3.050%, 4/15/2034, 144A(a)(h)(o)	365,000
2,275,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class CR, 3-month LIBOR + 3.350%, 4/25/2029, 144A(a)(h)(o)	2,275,000
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.218%, 1/23/2031, 144A(h)	500,026
355,000	Marble Point CLO XV Ltd., Series 2019-1A, Class B, 3-month LIBOR + 2.150%, 2.368%, 7/23/2032, 144A(h)	355,891
405,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A (a)(h)	405,000
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3-month LIBOR + 2.950%, 3.174%, 7/20/2031, 144A (h)	254,218
285,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.774%, 7/20/2027, 144A (h)	279,571
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.359%, 4/20/2034, 144A (h)	249,999
735,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 4/20/2034, 144A (a)(b)(h)(o)	735,000
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 4/20/2034, 144A (a)(h)(o)	575,000
350,000	York CLO-6 Ltd., Series 2019-1A, Class D, 3-month LIBOR + 4.000%, 4.222%, 7/22/2032, 144A (h)	351,095

	Total Collateralized Loan Obligations

	(Identified Cost $17,332,518)	17,334,442

Shares

Common Stocks – 9.9%

	Aerospace & Defense – 0.2%
3,979	Lockheed Martin Corp.	1,470,241

	Air Freight & Logistics – 0.2%
8,740	United Parcel Service, Inc., Class B	1,485,713

	Beverages – 0.2%
27,538	Coca-Cola Co. (The)	1,451,528

	Capital Markets – 0.5%
1,966	BlackRock, Inc.	1,482,286
18,670	Morgan Stanley	1,449,912

		2,932,198

	Chemicals – 0.4%
159,649	Hexion Holdings Corp., Class B(f)	2,434,647

	Communications Equipment – 0.2%
28,472	Cisco Systems, Inc.	1,472,287

	Electric Utilities – 0.5%
15,317	Duke Energy Corp.	1,478,550
19,813	NextEra Energy, Inc.	1,498,061

		2,976,611

	Electronic Equipment, Instruments & Components – 0.4%
62,981	Corning, Inc.	2,740,303

	Food & Staples Retailing – 0.2%
10,813	Walmart, Inc.	1,468,730

	Health Care Equipment & Supplies – 0.2%
12,295	Abbott Laboratories	1,473,433

	Health Care Providers & Services – 0.5%
4,159	Anthem, Inc.	1,492,873
3,945	UnitedHealth Group, Inc.	1,467,816

		2,960,689

	Hotels, Restaurants & Leisure – 0.2%
13,360	Starbucks Corp.	1,459,847

	Household Products – 0.2%
10,879	Procter & Gamble Co. (The)	1,473,343

	Insurance – 0.2%
15,430	Progressive Corp. (The)	1,475,262

	IT Services – 0.5%
5,293	Accenture PLC, Class A	1,462,191
7,806	Automatic Data Processing, Inc.	1,471,197

		2,933,388

	Machinery – 0.2%
3,938	Deere & Co.	1,473,363

	Media – 0.4%
97,654	Clear Channel Outdoor Holdings, Inc.(f)	175,777
26,826	Comcast Corp., Class A	1,451,555
40,019	iHeartMedia, Inc., Class A(f)	726,345

		2,353,677

	Metals & Mining – 0.2%
24,609	Newmont Corp.	1,483,184

	Oil, Gas & Consumable Fuels – 0.7%
939	Battalion Oil Corp.(f)	10,216
13,926	Chevron Corp.	1,459,305

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
16,662	Paragon Offshore Ltd., Litigation Units, Class B(a)(b)(d)(f)	$130,130
31,317	Whiting Petroleum Corp.(f)	1,110,188
62,243	Williams Cos., Inc. (The)	1,474,537

		4,184,376

	Pharmaceuticals – 2.5%
202,935	Bristol-Myers Squibb Co.	12,811,287
8,932	Johnson & Johnson	1,467,974
18,998	Merck & Co., Inc.	1,464,556

		15,743,817

	REITs – Diversified – 0.2%
6,214	American Tower Corp.	1,485,519

	Road & Rail – 0.2%
6,648	Union Pacific Corp.	1,465,286

	Software – 0.3%
6,343	Microsoft Corp.	1,495,489

	Specialty Retail – 0.3%
4,956	Home Depot, Inc. (The)	1,512,819

	Technology Hardware, Storage & Peripherals – 0.3%
12,239	Apple, Inc.	1,494,994

	Total Common Stocks

	(Identified Cost $70,063,051)	62,900,744

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.9%

	Banking – 1.0%
3,817	Bank of America Corp., Series L, 7.250%	5,336,166
834	Wells Fargo & Co., Class A, Series L, 7.500%	1,182,120

		6,518,286

	Healthcare – 0.1%
5,937	Boston Scientific Corp., Series A, 5.500%	636,803

	Midstream – 0.8%
96,065	El Paso Energy Capital Trust I, 4.750%	4,815,738

	Total Convertible Preferred Stocks

	(Identified Cost $9,206,504)	11,970,827

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	478,675

	Total Preferred Stocks

	(Identified Cost $9,452,847)	12,449,502

Short-Term Investments – 4.8%
122,128,858	Central Bank of Iceland, 0.000%, (ISK)(h)(l)	963,161
23,017,798	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $23,017,798 on 4/01/2021 collateralized by $22,369,800 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $23,478,190 including accrued interest (Note 2 of Notes to Financial Statements)	23,017,798
6,630,000	U.S. Treasury Bills, 0.099%, 4/01/2021(m)(n)	6,630,000

	Total Short-Term Investments

	(Identified Cost $30,641,847)	30,610,959

	Total Investments – 100.3%

	(Identified Cost $636,059,979)	638,768,123

	Other assets less liabilities—(0.3)%	(2,001,140)

	Net Assets – 100.0%	$636,766,983

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(b)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $4,051,112 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(d)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$1,250,266	$469,475	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	566,514	86,507	Less than 0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	—	—

Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	130,130	Less than 0.1%

(e)	Illiquid security.

(f)	Non-income producing security.

(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $2,540,767 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.

(h)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(i)	Perpetual bond with no specified maturity date.

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

(j)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(l)	Security callable by issuer at any time. No specified maturity date.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(o)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.

(p)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $205,317,926 or 32.2% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

INR	Indian Rupee

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	41	$5,970,036	$5,891,187	$78,849
Ultra Long U.S. Treasury Bond	6/21/2021	109	20,257,663	19,752,844	504,819

Total					$583,668

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	14.1%
Finance Companies	6.5
Cable Satellite	5.0
Aerospace & Defense	4.4
Healthcare	4.0
Automotive	3.8
Pharmaceuticals	3.5
Banking	3.2
Life Insurance	3.2
Metals & Mining	3.0
Wirelines	2.8
Consumer Cyclical Services	2.4
Airlines	2.3
Wireless	2.2
Midstream	2.2
Technology	2.0
Other Investments, less than 2% each	28.2
Short-Term Investments	4.8
Collateralized Loan Obligations	2.7

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 95.7% of Net Assets

	Australia – 1.5%
4,845,000	New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)(a)	$4,251,104
9,190,000	Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)(a)	7,630,526

		11,881,630

	Belgium – 1.1%
1,190,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036(a)	1,394,048
305,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	353,976
1,645,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050(a)	1,866,445
1,150,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(a)	1,343,830
2,610,000	Kingdom of Belgium Government Bond, 1.700%, 6/22/2050, 144A, (EUR)	3,798,662

		8,756,961

	Bermuda – 0.3%
1,935,000	XLIT Ltd., (fixed rate to 6/29/2027, variable rate thereafter), 3.250%, 6/29/2047, (EUR)(a)	2,547,905

	Brazil – 3.8%
3,245,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	3,308,829
1,020,000	Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	1,080,180
34,907(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	6,530,108
16,075(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	2,991,735
3,525,000	Brazilian Government International Bond, 4.625%, 1/13/2028	3,724,550
3,045,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,159,614
530,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	552,393
2,705,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	2,759,100
1,780,000	Republic of Brazil, 2.875%, 4/01/2021, (EUR)	2,087,406
1,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	1,502,004
1,660,000	Ultrapar International S.A, 5.250%, 6/06/2029, 144A	1,726,367

		29,422,286

	Canada – 1.8%
4,285,000	Canadian Government Bond, 2.000%, 12/01/2051, (CAD)(a)	3,425,306
10,895,000	Canadian When Issued Government Bond, 0.500%, 12/01/2030, (CAD)	7,851,388

	Canada – continued
750,000	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)(a)	615,099
577,496	Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)(a)	465,039
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	1,139,595

		13,496,427

	Chile – 0.3%
2,235,000	Engie Energia Chile S.A., 3.400%, 1/28/2030(a)	2,310,990

	China – 7.1%
131,960,000	China Government Bond, 1.990%, 4/09/2025, (CNY)(a)	19,287,065
98,680,000	China Government Bond, 3.270%, 11/19/2030, (CNY)	15,132,951
109,520,000	China Government Bond, 3.280%, 12/03/2027, (CNY)	16,788,683
20,430,000	China Government Bond, 3.810%, 9/14/2050, (CNY)	3,167,381

		54,376,080

	Colombia – 0.8%
19,798,100,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	5,842,667

	Denmark – 0.7%
33,175,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	5,762,903

	Finland – 0.1%
990,000	Nokia OYJ, 4.375%, 6/12/2027(a)	1,049,400

	France – 3.6%
1,770,000	BNP Paribas S.A., (fixed rate to 3/25/2024, variable rate thereafter), 6.625%, 144A(b)	1,931,813
250,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(a)	257,762
11,370,000	French Republic Government Bond OAT, Zero Coupon, 0.000%, 2/25/2026, (EUR)(i)	13,655,499
1,785,000	French Republic Government Bond OAT, Zero Coupon, 0.000%, 11/25/2030, (EUR)(i)	2,103,736
3,275,000	French Republic Government Bond OAT, 0.500%, 6/25/2044, 144A, (EUR)(a)	3,761,930
2,700,000	French Republic Government Bond OAT, 1.500%, 5/25/2050, 144A, (EUR)	3,777,992
2,000,000	Unibail-Rodamco-Westfield SE, EMTN, 1.750%, 2/27/2034, (EUR)(a)	2,400,053

		27,888,785

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Germany – 5.7%
5,065,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 2/15/2030, (EUR)(a)(i)	$6,142,912
2,930,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)(a)	4,380,928
4,795,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 8/15/2026, (EUR)(a)(i)	5,816,430
6,505,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)(a)	8,056,368
5,460,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)(a)	6,881,293
555,000	Bundesrepublik Deutschland Bundesanleihe, 4.750%, 7/04/2040, (EUR)(a)	1,246,603
815,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	790,251
4,300,000	Deutsche Bank AG, EMTN,(fixed rate to 2/19/2026, variable rate thereafter), 5.625%, 5/19/2031, (EUR)	5,872,422
32,680,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(a)	3,857,471
520,000	Volkswagen Financial Services AG, EMTN, 3.375%, 4/06/2028, (EUR)(a)	725,198

		43,769,876

	India – 0.5%
3,455,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A(a)	3,709,609

	Indonesia – 0.9%
93,413,000,000	Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)(a)	7,010,445

	Ireland – 0.7%
1,310,000	Ireland Government Bond, Zero Coupon, 0.000%, 10/18/2031, (EUR)(i)	1,527,314
3,205,000	Ireland Government Bond, 1.000%, 5/15/2026, (EUR)	4,041,752

		5,569,066

	Israel – 0.9%
14,660,000	State of Israel, 1.000%, 3/31/2030, (ILS)	4,348,755
845,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	939,086
1,945,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,859,906

		7,147,747

	Italy – 4.6%
560,000	Assicurazioni Generali SpA, EMTN (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	802,830
985,000	Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	1,170,556
2,045,000	Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	2,445,329
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	2,130,346
620,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	677,232
3,670,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	4,113,299
1,250,000	Intesa Sanpaolo SpA, Series XR, 4.000%, 9/23/2029, 144A(a)	1,338,112
13,260,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(a)	16,645,624
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,092,565
380,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	411,569
605,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	712,726
350,000	UniCredit SpA, 6.572%, 1/14/2022, 144A(a)	364,860
300,000	UniCredit SpA, (fixed rate to 1/15/2027, variable rate thereafter), 2.731%, 1/15/2032, (EUR)	358,480
340,000	UniCredit SpA, (fixed rate to 2/20/2024, variable rate thereafter), EMTN, 4.875%, 2/20/2029, (EUR)	435,599
2,115,000	UniCredit SpA, (fixed rate to 9/23/2024, variable rate thereafter), EMTN, 2.000%, 9/23/2029, (EUR)(a)	2,483,361

		35,182,488

	Japan – 10.5%
676,427,676(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,171,429
1,965,411,392(†††)	Japan Government CPI Linked Bond, Series 24, 0.100%, 3/10/2029, (JPY)(a)	17,881,864
3,797,550,000	Japan Government Five Year Bond, 0.100%, 12/20/2025, (JPY)	34,605,464
493,150,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	5,867,694
572,450,000	Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	6,443,753
480,200,000	Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	4,040,879

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Japan – continued
724,400,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(a)	$6,303,409

		81,314,492

	Korea – 1.0%
9,400,000,000	Korea Treasury Bond, 1.375%, 6/10/2030, (KRW)(a)	7,835,107

	Malaysia – 0.3%
7,770,000	Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)(a)	1,975,005

	Mexico – 2.7%
680,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	663,680
405,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	438,012
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	219,100
880,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	964,040
74,000	Cemex SAB de CV, 5.700%, 1/11/2025	75,495
200,000	Grupo Bimbo SAB de CV, 4.700%, 11/10/2047(a)	221,633
234,271(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,149,790
2,107,971(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(a)	11,572,982
1,025,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,200,787
2,165,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,342,530
735,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026(a)	795,270
1,175,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,339,500

		20,982,819

	New Zealand – 0.1%
1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	806,599

	Norway – 0.7%
320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	330,074
2,755,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	2,871,901
7,065,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(a)	851,448
9,420,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)(a)	1,136,570

		5,189,993

	Poland – 0.6%
16,435,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	4,503,682

	Portugal – 0.2%
420,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	405,296
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,122,890
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	271,835

		1,800,021

	Singapore – 0.3%
2,980,000	Singapore Government Bond, 0.500%, 11/01/2025, (SGD)(a)	2,171,665

	South Africa – 1.0%
132,045,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	7,306,311

	Spain – 2.5%
1,200,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, (fixed rate to 1/16/2025, variable rate thereafter), 1.000%, 1/16/2030, (EUR)(a)	1,405,402
1,400,000	Banco Bilbao Vizcaya Argentaria S.A., (fixed rate to 1/15/2026, variable rate thereafter), 6.000%, (EUR)(b)	1,838,794
200,000	Banco Santander S.A., 2.958%, 3/25/2031	198,846
400,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	446,080
2,600,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,954,224
200,000	Banco Santander S.A., EMTN, 0.500%, 2/04/2027, (EUR)	234,617
1,600,000	CaixaBank S.A., (fixed rate to 3/23/2026, variable rate thereafter), 5.250%, (EUR)(b)	1,977,116
1,420,000	Grifols S.A., 1.625%, 2/15/2025, (EUR)	1,665,234
2,460,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(a)	3,342,337
2,835,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	5,052,375

		19,115,025

	Supranationals – 1.6%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,434,021
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,580,320
18,000,000	Nordic Investment Bank, EMTN, 0.200%, 1/16/2023, (SEK)(a)	2,066,452

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supranationals – continued
44,510,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(a)	$5,257,115

		12,337,908

	Sweden – 0.2%
9,900,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	1,186,459

	Thailand – 0.3%
74,870,000	Thailand Government Bond, 1.600%, 12/17/2029, (THB)(a)	2,366,933

	United Arab Emirates – 0.5%
735,000	DP World Crescent Ltd., MTN, 4.848%, 9/26/2028	820,444
1,180,000	DP World PLC, MTN, 4.700%, 9/30/2049	1,229,359
1,555,000	DP World PLC, MTN, 5.625%, 9/25/2048(a)	1,821,294

		3,871,097

	United Kingdom – 8.0%
2,200,000	Aviva PLC, (fixed rate to 3/03/2035, variable rate thereafter), 4.000%, 6/03/2055, (GBP)(a)	3,306,360
190,000	Aviva PLC, EMTN, (fixed rate to 6/04/2030, variable rate thereafter), 5.125%, 6/04/2050, (GBP)	308,725
1,090,000	Aviva PLC, EMTN, (fixed rate to 9/12/2029, variable rate thereafter), 4.375%, 9/12/2049, (GBP)	1,686,264
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,051,512
1,114,430	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.894%, 11/16/2066, 144A(a)(c)	1,118,689
3,490,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A(a)	3,650,036
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028(a)	1,805,184
100,000	British Telecommunications PLC, EMTN, 1.125%, 9/12/2029, (EUR)	121,922
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)(a)	1,599,434
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)(a)	1,253,925
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(a)	3,617,121

	United Kingdom – continued
$608,235	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.638%, 8/25/2060, 144A(a)(c)	608,790
2,360,000	Heathrow Funding Ltd., EMTN, 1.875%, 3/14/2036, (EUR)(a)	2,911,951
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(d)	2,079,223
1,070,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)(d)	1,097,633
171,000	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, 3-month SONIA + 0.570%, 0.620%, 12/22/2069, 144A, (GBP)(a)(c)	236,751
1,010,000	Legal & General Group PLC, (fixed rate to 11/01/2030, variable rate thereafter), 4.500%, 11/01/2050, (GBP)	1,547,296
490,000	Legal & General Group PLC, (fixed rate to 11/26/2029, variable rate thereafter), 3.750%, 11/26/2049, (GBP)	714,578
600,000	Lloyds Banking Group PLC, (fixed rate to 12/03/2030, variable rate thereafter), 2.707%, 12/03/2035, (GBP)	825,228
160,000	National Grid Electricity Transmission PLC, EMTN, 1.125%, 7/07/2028, (GBP)	212,672
350,000	National Grid Electricity Transmission PLC, EMTN, 2.000%, 9/16/2038, (GBP)	460,459
1,480,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	2,161,726
905,000	National Grid PLC, EMTN, 0.163%, 1/20/2028, (EUR)	1,041,500
430,000	National Grid PLC, EMTN, 0.553%, 9/18/2029, (EUR)	500,903
1,225,000	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 1-month LIBOR + 0.540%, 0.648%, 7/18/2023, 144A(a)(c)	1,225,185
225,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	255,373
6,450,000	United Kingdom Gilt, 0.125%, 1/30/2026, (GBP)	8,781,738
2,600,000	United Kingdom Gilt, 0.625%, 10/22/2050, (GBP)	2,924,363
435,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)(a)	614,574
3,710,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	7,320,189
3,385,000	United Kingdom Gilt, 4.750%, 12/07/2030, (GBP)	6,362,959

		61,402,263

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – 30.8%
$560,000	AES Corp. (The), 3.950%, 7/15/2030, 144A(a)	$598,685
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,636,571
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,717,372
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	297,071
310,000	Ally Financial, Inc., 4.625%, 3/30/2025	344,824
365,000	Ally Financial, Inc., 5.750%, 11/20/2025	414,668
280,000	Ally Financial, Inc., 5.800%, 5/01/2025	324,562
2,980,000	American Tower Corp., 2.400%, 3/15/2025(a)	3,108,930
717,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	656,131
3,390,000	AT&T, Inc., 3.650%, 6/01/2051(a)	3,278,782
269,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	245,884
496,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	471,888
1,025,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	1,028,706
1,290,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A(a)	1,318,746
1,690,000	Bank of America Corp., (fixed rate to 2/13/2030, variable rate thereafter), MTN, 2.496%, 2/13/2031(a)	1,674,440
331,160	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	339,497
132,403	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(a)(d)	132,753
1,730,000	Boeing Co. (The), 2.196%, 2/04/2026	1,724,635
85,000	Boeing Co. (The), 2.250%, 6/15/2026	85,120
160,000	Boeing Co. (The), 3.100%, 5/01/2026(a)	169,482
2,885,000	Boeing Co. (The), 3.250%, 2/01/2028	2,984,130
65,000	Boeing Co. (The), 3.250%, 3/01/2028	66,507
10,000	Boeing Co. (The), 3.250%, 2/01/2035	9,691
120,000	Boeing Co. (The), 3.550%, 3/01/2038(a)	116,048

	United States – continued
$1,820,000	Boeing Co. (The), 3.625%, 2/01/2031	1,904,092
40,000	Boeing Co. (The), 3.625%, 3/01/2048	36,925
630,000	Boeing Co. (The), 3.750%, 2/01/2050(a)	601,707
195,000	Boeing Co. (The), 3.825%, 3/01/2059(a)	181,419
235,000	Boeing Co. (The), 3.850%, 11/01/2048(a)	226,767
390,000	Boeing Co. (The), 3.900%, 5/01/2049	378,407
560,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	538,334
210,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	264,380
94,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	99,801
142,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	154,199
158,000	Broadcom, Inc., 3.469%, 4/15/2034, 144A	158,540
1,635,000	Broadcom, Inc., 4.300%, 11/15/2032	1,780,084
265,000	Broadcom, Inc., 4.750%, 4/15/2029	297,960
3,735,000	Broadcom, Inc., 5.000%, 4/15/2030(a)	4,256,841
1,455,000	Centene Corp., 2.500%, 3/01/2031	1,389,554
3,770,000	Centene Corp., 3.000%, 10/15/2030	3,763,742
2,290,000	Centene Corp., 3.375%, 2/15/2030	2,311,457
2,791,000	Centene Corp., 4.625%, 12/15/2029(a)	3,020,713
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	394,755
805,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	752,920
580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	622,175
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029(a)	4,051,702
905,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	1,018,189
1,089,145	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(a)(d)	1,092,813

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,584,527	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)(d)	$1,598,670
1,614,916	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(d)	1,622,856
1,927,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	2,199,116
760,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	759,406
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)(a)	2,541,129
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,326,764
1,318,159	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.048%, 12/26/2059, 144A(a)(d)	1,321,072
660,000	CVS Health Corp., 3.250%, 8/15/2029(a)	697,616
475,000	Dell International LLC/EMC Corp., 5.300%, 10/01/2029, 144A	555,637
1,985,000	Dell International LLC/EMC Corp., 6.200%, 7/15/2030, 144A(a)	2,464,784
3,680,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.500%, 10/20/2025, 144A	3,928,025
340,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	369,715
305,199	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	318,684
745,000	Duke Realty LP, 2.875%, 11/15/2029(a)	764,541
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A(a)	615,827
5,985,530	FHLMC, 2.000%, 3/01/2051(a)	5,978,394
5,261,380	FHLMC, 5.000%, 10/01/2049(a)	5,822,286
401,784	FNMA, 3.000%, 11/01/2046(a)	421,037
1,562,523	FNMA, 3.500%, with various maturities from 2045 to 2047(a)(e)	1,678,360
6,013,080	FNMA, 4.000%, with various maturities from 2048 to 2049(a)(e)	6,432,642
7,914,898	FNMA, 4.500%, with various maturities from 2043 to 2050(a)(e)	8,649,767
955,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	1,003,896
2,010,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	2,140,650
4,550,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	4,951,424
125,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	132,825
615,000	GATX Corp., 4.000%, 6/30/2030(a)	677,304
1,415,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A(a)	1,622,369
1,790,000	General Electric Co., 4.350%, 5/01/2050(a)	1,986,801

	United States – continued
1,020,568	GNMA, 1-month LIBOR + 1.770%, 1.915%, 5/20/2064(a)(c)	1,073,144
855,479	GNMA, 1-month LIBOR + 1.994%, 2.139%, 11/20/2064(a)(c)	923,690
923,882	GNMA, 1-month LIBOR + 2.046%, 2.191%, 11/20/2064(a)(c)	993,851
1,796,456	GNMA, 1-month LIBOR + 2.308%, 2.446%, 10/20/2063(a)(c)	1,900,514
33,164	GNMA, 3.630%, 1/20/2063(a)(d)	34,397
230,908	GNMA, 4.482%, 4/20/2065(a)(d)	255,273
1,374,904	GNMA, 4.611%, 2/20/2065(a)(d)	1,506,369
5,181	GNMA, 4.630%, 12/20/2061(a)(d)	5,216
1,159,173	GNMA, 4.639%, 7/20/2064(a)(d)	1,266,394
1,386,317	GNMA, 4.654%, 7/20/2064(a)(d)	1,510,598
2,473,515	GNMA, 4.658%, 5/20/2064(a)(d)	2,685,611
800,000	IQVIA, Inc., 2.250%, 1/15/2028, (EUR)	939,680
3,660,000	Kraft Heinz Foods Co., 3.750%, 4/01/2030	3,884,529
845,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	885,340
2,343,811	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)(d)	2,370,529
2,105,678	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)(d)	2,127,555
55,000	Lennar Corp., 4.750%, 5/30/2025	61,256
420,000	Lennar Corp., 5.000%, 6/15/2027	483,000
1,278,944	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(a)(d)	1,290,956
694,106	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)(d)	695,673
1,595,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(a)	1,865,500
530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(a)	624,465
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,838,856
2,379,707	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(d)	2,379,438
878,000	PulteGroup, Inc., 5.000%, 1/15/2027	1,009,700
620,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	651,000
640,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	616,000
2,280,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,194,500
1,585,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	1,617,098
875,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026(a)	925,125
460,000	Seagate HDD Cayman, 3.125%, 7/15/2029, 144A	444,279

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,320,000	T-Mobile USA, Inc., 3.300%, 2/15/2051, 144A	$1,233,632
215,000	T-Mobile USA, Inc., 3.600%, 11/15/2060, 144A	206,477
4,110,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A(a)	4,460,830
1,645,000	T-Mobile USA, Inc., 4.375%, 4/15/2040, 144A(a)	1,827,694
469,593	Towd Point HE Trust, Series 2019-HE1, Class A1, 1-month LIBOR + 0.900%, 1.009%, 4/25/2048, 144A(a)(c)	470,425
8,510,000	U.S. Treasury Bond, 1.875%, 2/15/2041	7,923,608
2,220,000	U.S. Treasury Bond, 1.250%, 5/15/2050	1,675,320
9,569,000	U.S. Treasury Bond, 1.625%, 11/15/2050	7,973,668
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(f)	5,513,484
16,930,000	U.S. Treasury Note, 0.875%, 11/15/2030	15,657,605
3,717,000	UMBS® (TBA), 2.000%, 6/01/2051(g)	3,695,656
3,042,000	UMBS® (TBA), 2.000%, 4/01/2051(g)	3,036,296
951,111	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027(a)	939,193
1,214,896	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027(a)	1,193,574
2,270,000	Upjohn Finance BV, 1.908%, 6/23/2032, (EUR)(a)	2,858,833
420,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	406,350
991,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	1,010,820
633,350	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(a)(d)	633,470
3,085,000	Viatris, Inc., 2.700%, 6/22/2030, 144A	3,046,384
3,586,700	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(d)	3,567,797
1,680,000	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(d)	1,679,340
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,138,856

		237,833,044

	Total Bonds and Notes

	(Identified Cost $725,099,671)	737,723,688

Short-Term Investments – 2.5%
$11,856,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $11,856,919 on 4/01/2021 collateralized by $11,769,600 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $12,094,158 including accrued interest (Note 2 of Notes to Financial Statements)	11,856,919
7,625,000	U.S. Treasury Bills, 0.038%, 9/23/2021(h)	7,623,934

	Total Short-Term Investments

	(Identified Cost $19,480,529)	19,480,853

	Total Investments – 98.2%

	(Identified Cost $744,580,200)	757,204,541

	Other assets less liabilities—1.8%	13,894,758

	Net Assets – 100.0%	$771,099,299

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents principal amount including inflation adjustments.

(††††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Perpetual bond with no specified maturity date.

(c)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $133,235,248 or 17.3% of net assets.

ABS	Asset-Backed Securities

CPI	Consumer Price Index

EMTN	Euro Medium Term Note

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

SONIA	Sterling Overnight Index

TBA	To Be Announced

UMBS®	Uniform Mortgage-Backed Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan Renminbi Offshore

CNY	Chinese Yuan Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

ZAR	South African Rand

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2021	BRL	S	40,910,000	$7,493,086	$7,241,054	$252,032
BNP Paribas S.A.	6/16/2021	CNH	B	5,012,000	768,764	759,431	(9,333)
Citibank N.A.	6/17/2021	ZAR	S	72,730,000	4,672,513	4,880,697	(208,184)
Credit Suisse International	6/16/2021	CHF	B	3,258,000	3,531,305	3,453,741	(77,564)
Credit Suisse International	6/16/2021	JPY	B	3,314,417,000	30,471,485	29,954,977	(516,508)
Credit Suisse International	6/16/2021	JPY	S	3,314,417,000	30,398,013	29,954,977	443,036
Credit Suisse International	6/17/2021	JPY	S	515,109,000	4,724,470	4,655,492	68,978
HSBC Bank USA	6/16/2021	CAD	B	10,892,000	8,646,778	8,667,999	21,221
HSBC Bank USA	6/16/2021	CAD	S	9,934,000	7,886,693	7,905,609	(18,916)
HSBC Bank USA	6/16/2021	COP	S	22,072,575,000	6,180,024	6,016,726	163,298
HSBC Bank USA	6/16/2021	SGD	B	3,966,000	2,948,786	2,947,272	(1,514)
Morgan Stanley Capital Services, Inc.	6/16/2021	GBP	B	10,254,000	14,247,677	14,139,197	(108,480)
Morgan Stanley Capital Services, Inc.	6/16/2021	GBP	S	10,254,000	14,069,443	14,139,197	(69,754)
Morgan Stanley Capital Services, Inc.	6/17/2021	GBP	S	2,545,000	3,492,010	3,509,303	(17,293)
Standard Chartered Bank	6/16/2021	EUR	B	50,945,000	61,454,444	59,832,649	(1,621,795)
Standard Chartered Bank	6/16/2021	EUR	S	18,236,000	21,561,517	21,417,375	144,142
UBS AG	6/16/2021	AUD	B	8,540,000	6,584,015	6,488,563	(95,452)
UBS AG	6/16/2021	KRW	B	8,500,000,000	7,476,077	7,510,139	34,062
UBS AG	6/16/2021	MXN	S	79,373,000	3,855,491	3,853,290	2,201

Total							$(1,615,823)

At March 31, 2021, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	6/16/2021	EUR	2,755,590	SEK	28,011,000	$3,209,414	$(26,904)
Credit Suisse International	6/16/2021	IDR	21,947,060,000	JPY	163,333,035	1,476,168	(26,727)
Credit Suisse International	6/16/2021	PLN	13,192,000	EUR	2,865,166	3,365,011	25,619
HSBC Bank USA	6/16/2021	NOK	58,567,000	EUR	5,710,288	6,706,481	(140,674)
UBS AG	6/16/2021	EUR	3,455,946	CZK	91,294,000	4,102,382	43,528
UBS AG	6/17/2021	ZAR	45,615,000	EUR	2,477,462	2,909,734	(151,355)

Total							$(276,513)

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2021	261	$32,355,760	$32,206,992	$(148,768)
German Euro BOBL	6/08/2021	67	10,604,822	10,613,357	8,535
German Euro Bund	6/08/2021	13	2,612,116	2,611,180	(936)
UK Long Gilt	6/28/2021	28	4,964,909	4,925,073	(39,836)
Ultra Long U.S. Treasury Bond	6/21/2021	5	913,604	906,094	(7,510)

Total					$(188,515)

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/21/2021	142	$22,772,941	$21,952,312	$820,629
Ultra 10 Year U.S. Treasury Note	6/21/2021	419	60,942,033	60,205,063	736,970

Total					$1,557,599

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	49.0%
Mortgage Related	6.4
Banking	5.7
ABS Home Equity	3.5
Technology	2.1
Other Investments, less than 2% each	29.0
Short-Term Investments	2.5

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%

Currency Exposure Summary at March 31, 2021 (Unaudited)

United States Dollar	40.0%
Euro	17.4
Japanese Yen	13.3
Yuan Renminbi	7.1
British Pound	4.8
Canadian Dollar	2.4
Other, less than 2% each	13.2

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.5% of Net Assets

Non-Convertible Bonds – 95.1%

	Airlines – 1.3%
$445,000	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	$478,299
960,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	999,062
240,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	249,202

		1,726,563

	Automotive – 0.4%
35,000	Ford Motor Co., 4.750%, 1/15/2043	35,259
45,000	Ford Motor Co., 7.450%, 7/16/2031	56,737
40,000	General Motors Co., 5.200%, 4/01/2045	45,929
360,000	General Motors Co., 5.950%, 4/01/2049(a)	456,810

		594,735

	Banking – 3.7%
200,000	Banco Santander S.A., 2.958%, 3/25/2031	198,846
640,000	Credit Suisse Group AG, (fixed rate to 9/03/2030, variable rate thereafter), 4.500%, 144A(b)	596,941
305,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	295,738
1,000,000	Deutsche Bank AG, (fixed rate to 10/30/2025, variable rate thereafter), 6.000%(b)	1,012,050
260,000	Deutsche Bank AG, (fixed rate to 4/08/2030, variable rate thereafter), 5.882%, 7/08/2031	292,259
445,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(a)	425,527
355,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A(a)	354,445
235,000	Standard Chartered PLC, (fixed rate to 1/14/2031, variable rate thereafter), 4.750%, 144A(b)	234,178
1,505,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,595,204

		5,005,188

	Chemicals – 0.6%
710,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/01/2029, 144A	732,187

	Diversified Manufacturing – 1.1%
35,000	General Electric Co., 3.625%, 5/01/2030(a)	37,683
1,240,000	General Electric Co., 4.350%, 5/01/2050(a)	1,376,332

		1,414,015

	Healthcare – 0.0%
$30,000	Cigna Corp., 2.400%, 3/15/2030(a)	$29,746

	Independent Energy – 0.5%
590,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	625,400

	Life Insurance – 0.1%
105,000	Athene Holding Ltd., 3.500%, 1/15/2031(a)	107,897

	Midstream – 0.1%
195,000	Boardwalk Pipelines LP, 3.400%, 2/15/2031	194,845

	Railroads – 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030(a)	14,491

	Retailers – 2.0%
1,200,000	Macy’s Retail Holdings LLC, 5.875%, 4/01/2029, 144A	1,230,546
305,000	Nordstrom, Inc., 4.250%, 8/01/2031, 144A	304,761
1,120,000	Nordstrom, Inc., 4.375%, 4/01/2030	1,146,585

		2,681,892

	Sovereigns – 0.2%
200,000	Abu Dhabi Government International Bond, 3.875%, 4/16/2050, 144A(a)	217,120

	Technology – 0.7%
100,000	Dell International LLC/EMC Corp., 6.200%, 7/15/2030, 144A	124,171
535,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	813,945

		938,116

	Treasuries – 83.6%
8,947,241	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/2050(a)(c)	9,342,412
4,365,438	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(c)	5,462,652
2,784,915	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(c)	4,055,859
40,492,274	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2025(c)	43,832,887
16,092,303	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2030(c)	17,411,327
3,233,749	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2030(c)	3,509,670
19,191,567	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(c)	21,167,448
6,719,957	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(c)	7,472,102

		112,254,357

	Wirelines – 0.8%
1,120,000	Verizon Communications, Inc., 3.550%, 3/22/2051	1,118,428

	Total Non-Convertible Bonds

	(Identified Cost $127,101,652)	127,654,980

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – 0.4%

	Media Entertainment – 0.4%
$525,000	TripAdvisor, Inc., 0.250%, 4/01/2026, 144A (Identified Cost $525,000)	$549,938

	Total Bonds and Notes

	(Identified Cost $127,626,652)	128,204,918

Short-Term Investments – 3.3%

4,447,086	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $4,447,086 on 4/01/2021 collateralized by $4,321,900 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $4,536,044 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,447,086)	4,447,086

	Total Investments – 98.8%

	(Identified Cost $132,073,738)	132,652,004

	Other assets less liabilities—1.2%	1,595,011

	Net Assets – 100.0%	$134,247,015

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Perpetual bond with no specified maturity date.

(c)	Treasury Inflation Protected Security (TIPS).

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $8,856,197 or 6.6% of net assets.

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	17	$2,528,125	$2,442,688	$85,437
Ultra Long U.S. Treasury Bond	6/21/2021	13	2,453,656	2,355,843	97,813

Total					$183,250

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	83.6%
Banking	3.7
Retailers	2.0
Other Investments, less than 2% each	6.2
Short-Term Investments	3.3

Total Investments	98.8
Other assets less liabilities (including futures contracts)	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 77.6% of Net Assets

Non-Convertible Bonds – 71.5%

	ABS Home Equity – 0.1%
$325,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(a)	$324,228

	ABS Other – 0.3%
460,000	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	460,356
750,000	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	749,484

		1,209,840

	Aerospace & Defense – 4.3%
30,000	Boeing Co. (The), 3.250%, 2/01/2035	29,074
195,000	Boeing Co. (The), 3.550%, 3/01/2038	188,579
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,847
590,000	Boeing Co. (The), 3.750%, 2/01/2050	563,503
1,585,000	Boeing Co. (The), 3.825%, 3/01/2059	1,474,609
390,000	Boeing Co. (The), 3.850%, 11/01/2048	376,336
2,265,000	Boeing Co. (The), 3.900%, 5/01/2049	2,197,670
1,775,000	Boeing Co. (The), 3.950%, 8/01/2059	1,706,326
1,785,000	Boeing Co. (The), 5.805%, 5/01/2050	2,247,226
1,340,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	1,314,125
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	119,859
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,259,804
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,839,382
770,000	TransDigm, Inc., 5.500%, 11/15/2027	797,050
625,000	TransDigm, Inc., 6.500%, 5/15/2025	636,719
55,000	TransDigm, Inc., 7.500%, 3/15/2027	58,575
1,110,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	1,208,790

		17,031,474

	Airlines – 2.2%
201,067	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	201,296
80,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	68,249
558,486	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	524,412
1,599,082	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,468,770
790,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	977,222
910,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	947,028
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,095,560

	Airlines – continued
19,701	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	19,696
740,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyality Ltd., 5.750%, 1/20/2026, 144A	786,324
890,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	975,663
1,516,382	U.S. Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,512,833

		8,577,053

	Automotive – 3.6%
1,000,000	Dana, Inc., 5.375%, 11/15/2027	1,050,000
1,715,000	Ford Motor Co., 8.500%, 4/21/2023	1,912,225
3,650,000	Ford Motor Co., 9.000%, 4/22/2025	4,420,570
1,110,000	General Motors Financial Co, Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,164,168
360,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	388,800
2,700,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,777,625
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,336,327
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	278,775

		14,328,490

	Banking – 0.7%
1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,221,589
1,285,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,362,018

		2,583,607

	Building Materials – 2.2%
1,930,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	1,979,601
4,245,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	4,143,120
1,265,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	1,249,187
525,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	542,876
810,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	784,688

		8,699,472

	Cable Satellite – 4.4%
6,305,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	6,317,547
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,971,892

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – continued
$370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	$388,963
4,765,000	DISH DBS Corp., 7.750%, 7/01/2026	5,259,297
1,000,000	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(c)	1,000,300
305,000	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(c)	251,625
1,889,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,966,921

		17,156,545

	Chemicals – 2.0%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	200,934
575,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	577,467
4,738,000	Hercules LLC, 6.500%, 6/30/2029	5,067,670
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	240,000
750,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	773,093
940,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	968,745

		7,827,909

	Construction Machinery – 0.1%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	347,612

	Consumer Cyclical Services – 4.6%
1,290,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	1,342,877
2,470,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	2,436,037
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,230,095
3,100,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	3,376,520
7,900,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	8,726,188

		18,111,717

	Electric – 1.1%
2,520,000	Calpine Corp., 5.125%, 3/15/2028	2,531,718
1,665,000	NRG Energy, Inc., 7.250%, 5/15/2026	1,731,600

		4,263,318

	Finance Companies – 4.0%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.991%, 1/15/2067, 144A(d)(e)(f)	557,240
1,240,000	Freedom Mortgage Corp., 7.625%, 5/01/2026	1,298,900
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(b)	973,313
5,380,000	Navient Corp., MTN, 5.625%, 8/01/2033	5,026,803
1,535,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,770,392

	Finance Companies – continued
925,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	970,722
3,885,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	4,079,250
230,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	221,375
800,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	770,000

		15,667,995

	Financial Other – 1.8%
5,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	4,900,708
2,020,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,028,181

		6,928,889

	Food & Beverage – 1.0%
699,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	735,589
1,360,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	1,293,020
610,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	615,350
575,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	586,500
800,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	800,000

		4,030,459

	Gaming – 2.2%
830,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	915,278
655,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	657,414
460,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	472,687
890,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	928,270
590,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	598,113
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	251,226
940,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,004,493
495,000	Scientific Games International, Inc., 7.000%, 5/15/2028	528,962
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	520,800
1,025,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,112,125
700,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	702,590
930,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025	982,545

		8,674,503

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Government Owned – No Guarantee – 0.2%
39,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	$548,845
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	367,762

		916,607

	Healthcare – 5.6%
1,070,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	1,131,525
1,685,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	1,765,037
780,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	816,559
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,280,663
3,433,000	HCA, Inc., 7.500%, 11/06/2033	4,575,777
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	5,095,625
995,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	970,125
2,870,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	2,910,323
2,765,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	2,885,969
410,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	425,375

		21,856,978

	Home Construction – 1.6%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,918,700
1,105,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.250%, 9/15/2027, 144A	1,153,344
1,970,000	Tri Pointe Homes, Inc., 5.250%, 6/01/2027	2,107,900

		6,179,944

	Independent Energy – 4.9%
815,000	Antero Resources Corp., 7.625%, 2/01/2029, 144A	867,975
165,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	181,913
654,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	834,360
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	817,800
185,000	California Resources Corp., 7.125%, 2/01/2026, 144A	188,276
175,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	182,157
455,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	466,375
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	659,637
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	350,044
345,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 2/01/2029, 144A	348,019
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.000%, 2/01/2031, 144A	309,575

	Independent Energy – continued
830,000	Indigo Natural Resources LLC, 5.375%, 2/01/2029, 144A	817,724
555,000	Matador Resources Co., 5.875%, 9/15/2026	540,431
1,540,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(e)(g)(h)(i)	28,182
405,000	Murphy Oil Corp., 6.375%, 7/15/2028	405,294
1,025,000	Murphy Oil Corp., 6.875%, 8/15/2024	1,048,062
510,000	Northern Oil and Gas, Inc., 8.125%, 3/01/2028, 144A	507,068
3,410,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	4,300,010
430,000	Range Resources Corp., 4.875%, 5/15/2025	425,700
645,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	690,150
1,180,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	1,223,306
686,000	SM Energy Co., 10.000%, 1/15/2025, 144A	771,126
1,820,000	Southwestern Energy Co., 6.450%, 1/23/2025	1,953,633
395,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	395,000
810,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	862,245

		19,174,062

	Industrial Other – 0.1%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	583,800

	Leisure – 2.1%
260,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	276,250
2,465,000	Carnival Corp., 5.750%, 3/01/2027, 144A	2,529,706
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	517,781
1,420,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,434,200
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	300,531
315,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	290,329
1,985,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,994,925
1,015,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	1,025,455

		8,369,177

	Lodging – 0.3%
640,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	663,399
170,000	Travel & Leisure Co., 6.000%, 4/01/2027	188,275
195,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	221,393

		1,073,067

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Media Entertainment – 2.8%
$1,200,000	AMC Networks, Inc., 4.250%, 2/15/2029	$1,167,000
380,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	375,820
595,000	Entercom Media Corp., 6.750%, 3/31/2029, 144A	617,878
3,527,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,782,707
710,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	710,078
1,390,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,600,641
125,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	147,819
880,000	Netflix, Inc., 5.875%, 11/15/2028	1,064,420
1,035,000	Netflix, Inc., 6.375%, 5/15/2029	1,283,400
225,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	239,625

		10,989,388

	Metals & Mining – 3.7%
1,815,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	1,968,730
895,000	Carpenter Technology Corp., 6.375%, 7/15/2028	962,020
1,035,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	1,033,241
830,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	827,925
929,000	Commercial Metals Co., 5.375%, 7/15/2027	975,450
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,718,100
3,675,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	3,941,437
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	206,500
745,000	Hudbay Minerals, Inc., 4.500%, 4/01/2026, 144A	774,286
905,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	959,029
585,000	United States Steel Corp., 6.650%, 6/01/2037	564,525
450,000	United States Steel Corp., 6.875%, 3/01/2029	460,125
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	174,238

		14,565,606

	Midstream – 2.1%
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	1,093,886
530,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	522,050
830,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	808,802
1,425,000	EQM Midstream Partners LP, 4.750%, 1/15/2031, 144A	1,382,250

	Midstream – continued
475,000	Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp., 5.375%, 4/01/2026, 144A	471,817
470,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	505,109
2,855,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	2,933,227
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	170,000
495,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	477,675

		8,364,816

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.406%, 8/10/2044, 144A(a)	172,123
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.406%, 8/10/2044, 144A(a)	1,116,761
155,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.623%, 10/15/2045, 144A(a)	144,349
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.353%, 8/15/2046(a)	799,186
375,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.284%, 10/15/2030, 144A(a)	269,249
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.576%, 11/15/2027, 144A(d)	151,344
425,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	293,285
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.362%, 12/15/2045(a)	191,701
515,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.808%, 6/15/2045, 144A(a)	300,707

		3,438,705

	Oil Field Services – 0.7%
1,295,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	945,350
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	214,725
1,545,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,428,059

		2,588,134

	Packaging – 1.2%
2,015,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027(j)	2,115,166
1,040,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025	1,040,000

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Packaging – continued
$1,375,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	$1,494,797

		4,649,963

	Pharmaceuticals – 0.4%
845,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	684,450
450,000	Endo Luxembourg Finance Co. I.S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	453,938
450,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	477,292

		1,615,680

	Property & Casualty Insurance – 0.2%
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(d)(e)(f)(k)	864,000

	REITs – Diversified – 0.3%
1,215,000	iStar, Inc., 4.250%, 8/01/2025	1,223,384

	REITs – Hotels – 0.2%
45,000	Service Properties Trust, 3.950%, 1/15/2028	41,513
470,000	Service Properties Trust, 4.350%, 10/01/2024	467,244
135,000	Service Properties Trust, 4.500%, 6/15/2023	137,141
75,000	Service Properties Trust, 4.650%, 3/15/2024	75,000
60,000	Service Properties Trust, 4.750%, 10/01/2026	58,500
215,000	Service Properties Trust, 4.950%, 2/15/2027	212,581

		991,979

	Retailers – 3.0%
1,040,000	Carvana Co., 5.500%, 4/15/2027, 144A	1,045,460
1,025,000	Carvana Co., 5.625%, 10/01/2025, 144A	1,052,203
1,495,000	Carvana Co., 5.875%, 10/01/2028, 144A	1,542,586
585,000	Crocs, Inc., 4.250%, 3/15/2029, 144A	570,387
5,685,000	L Brands, Inc., 5.250%, 2/01/2028	6,097,162
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	479,400
485,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	496,014
570,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	616,997

		11,900,209

	Supermarkets – 0.0%
155,000	Safeway, Inc., 7.250%, 2/01/2031	179,800

	Supranational – 0.2%
45,600,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	627,553

	Technology – 1.7%
1,485,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	1,451,439
2,685,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	2,718,428
710,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	703,788
1,015,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	1,024,135
760,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	778,050

		6,675,840

	Transportation Services – 0.4%
70,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	72,538
1,380,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	1,435,172

		1,507,710

	Treasuries – 1.7%
1,497(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	281,371
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	573,408
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,615,315
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	411,758
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,738,817
1,575,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	184,984
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	817,879

		6,623,532

	Wireless – 1.2%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,478,889
600,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	647,616
395,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	404,543
200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	210,452
1,970,000	T-Mobile USA, Inc., 2.250%, 2/15/2026	1,984,164

		4,725,664

	Wirelines – 1.4%
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,293,929
1,235,000	Level 3 Financing, Inc., 3.750%, 7/15/2029, 144A	1,208,633
613,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	695,234
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,824,443

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$535,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.500%, 2/15/2029, 144A	$528,312

		5,550,551

	Total Non-Convertible Bonds

	(Identified Cost $274,721,663)	280,999,260

Convertible Bonds – 6.1%

	Airlines – 0.4%
315,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	346,122
675,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,158,891

		1,505,013

	Cable Satellite – 2.7%
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	10,713,688

	Communications – 0.2%
730,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(p)	689,850

	Consumer Cyclical Services – 0.2%
465,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(p)	507,547
355,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(l)	335,697

		843,244

	Electric – 0.1%
230,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(p)	206,581

	Healthcare – 0.6%
355,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(p)	310,847
1,825,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	2,028,122

		2,338,969

	Lodging – 0.1%
480,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(p)	568,500

	Oil Field Services – 0.6%
3,346,414	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(e)(h)(i)(m)(n)	2,172,994

	Pharmaceuticals – 1.1%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	445,236
3,510,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	3,441,906
435,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	396,122
110,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	186,516

		4,469,780

	Technology – 0.1%
50,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	51,678
360,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	444,600

		496,278

	Total Convertible Bonds

	(Identified Cost $25,387,776)	24,004,897

	Total Bonds and Notes

	(Identified Cost $300,109,439)	305,004,157

Senior Loans – 0.4%

	Independent Energy – 0.4%
1,247,000	Ascent Resources – Utica, 2020 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 10.000%, 11/01/2025(d) (Identified Cost $1,247,440)	1,377,935

Collateralized Loan Obligations – 0.2%
800,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.324%, 7/20/2026, 144A(d) (Identified Cost $798,800)	793,363

Shares

Common Stocks – 15.3%

	Aerospace & Defense – 0.4%
4,421	Lockheed Martin Corp.	1,633,560

	Air Freight & Logistics – 0.4%
9,151	United Parcel Service, Inc., Class B	1,555,579

	Beverages – 0.4%
29,749	Coca-Cola Co. (The)	1,568,070

	Capital Markets – 0.8%
2,065	BlackRock, Inc.	1,556,928
18,740	Morgan Stanley	1,455,348

		3,012,276

	Chemicals – 0.4%
98,456	Hexion Holdings Corp., Class B(k)	1,501,454

	Communications Equipment – 0.4%
32,340	Cisco Systems, Inc.	1,672,301

	Electric Utilities – 0.8%
16,942	Duke Energy Corp.	1,635,411
19,474	NextEra Energy, Inc.	1,472,429

		3,107,840

	Electronic Equipment, Instruments & Components – 0.5%
45,463	Corning, Inc.	1,978,095

	Food & Staples Retailing – 0.4%
11,302	Walmart, Inc.	1,535,151

	Health Care Equipment & Supplies – 0.4%
12,150	Abbott Laboratories	1,456,056

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – 0.8%
4,764	Anthem, Inc.	$1,710,038
4,435	UnitedHealth Group, Inc.	1,650,130

		3,360,168

	Hotels, Restaurants & Leisure – 0.4%
13,852	Starbucks Corp.	1,513,608

	Household Products – 0.4%
11,946	Procter & Gamble Co. (The)	1,617,847

	Insurance – 0.4%
16,938	Progressive Corp. (The)	1,619,442

	IT Services – 0.8%
5,751	Accenture PLC, Class A	1,588,714
8,371	Automatic Data Processing, Inc.	1,577,682

		3,166,396

	Machinery – 0.4%
4,132	Deere & Co.	1,545,946

	Media – 0.5%
67,175	Clear Channel Outdoor Holdings, Inc.(k)	120,915
27,270	Comcast Corp., Class A	1,475,580
27,529	iHeartMedia, Inc., Class A(k)	499,651

		2,096,146

	Metals & Mining – 0.4%
27,136	Newmont Corp.	1,635,487

	Oil Field Services – 0.0%
19,954	Pioneer Energy Services Corp.(e)(h)(i)(k)(m)	—

	Oil, Gas & Consumable Fuels – 1.5%
50,400	Battalion Oil Corp.(k)	548,352
14,407	Chevron Corp.	1,509,710
1,176	Frontera Energy Corp.	5,998
118,656	Lonestar Resources U.S., Inc.(e)(h)(i)(k)(m)	643,116
16,774	Paragon Offshore Ltd., Litigation Units, Class B(h)(i)(k)(m)	131,005
44,776	Whiting Petroleum Corp.(k)	1,587,309
62,919	Williams Cos., Inc. (The)	1,490,551

		5,916,041

	Pharmaceuticals – 2.8%
124,098	Bristol-Myers Squibb Co.	7,834,307
9,274	Johnson & Johnson	1,524,182
20,504	Merck & Co., Inc.	1,580,653

		10,939,142

	REITs – Diversified – 0.4%
6,955	American Tower Corp.	1,662,662

	Road & Rail – 0.4%
7,068	Union Pacific Corp.	1,557,858

	Software – 0.4%
321	iQor Holdings, Inc.(e)(f)(k)	4,306
6,259	Microsoft Corp.	1,475,684

		1,479,990

	Specialty Retail – 0.4%
5,676	Home Depot, Inc. (The)	1,732,599

	Technology Hardware, Storage & Peripherals – 0.4%
11,620	Apple, Inc.	1,419,383

	Total Common Stocks

	(Identified Cost $76,219,638)	60,283,097

Preferred Stocks – 1.1%

Convertible Preferred Stocks – 1.0%

	Healthcare – 0.1%
4,598	Boston Scientific Corp., Series A, 5.500%	493,182

	Midstream – 0.9%
66,649	El Paso Energy Capital Trust I, 4.750%	3,341,114

	Total Convertible Preferred Stocks

	(Identified Cost $3,630,527)	3,834,296

Non-Convertible Preferred Stocks – 0.1%

	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%(k)	426,363

	REITs – Warehouse/Industrials – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	233,729

	Total Non-Convertible Preferred Stocks

	(Identified Cost $192,799)	660,092

	Total Preferred Stocks

	(Identified Cost $3,823,326)	4,494,388

Exchange-Traded Funds – 2.6%
117,519	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $10,265,285)	10,245,306

Principal Amount (‡)

Short-Term Investments – 2.0%

22,761,515	Central Bank of Iceland, 0.000%, (ISK)(d)(o)	179,507

7,778,271	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $7,778,271 on 4/01/2021 collateralized by $7,559,300 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $7,933,852 including accrued interest (Note 2 of Notes to Financial Statements)	7,778,271

	Total Short-Term Investments

	(Identified Cost $7,963,534)	7,957,778

	Total Investments – 99.2%

	(Identified Cost $400,427,462)	390,156,024

	Other assets less liabilities—0.8%	3,029,701

	Net Assets – 100.0%	$393,185,725

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(b)	Perpetual bond with no specified maturity date.

(c)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.

(d)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(e)	Illiquid security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $1,425,546 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $2,975,297 or 0.8% of net assets. See Note 2 of Notes to Financial Statements.

(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in cash.

(k)	Non-income producing security.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(m)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets

Lonestar Resources U.S., Inc.	12/01/2020	$823,473	*	$643,116	0.2%

Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463		131,005	Less than 0.1%

Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash	5/29/2020	3,104,415		2,172,994	0.6%

Pioneer Energy Services Corp.	5/29/2020	5,792,979	**	—	—

*	Represents basis assigned upon receipt in a taxable restructuring.

**	Represents basis carried over in a non-taxable restructuring.

(n)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in principal.

(o)	Security callable by issuer at any time. No specified maturity date.

(p)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $164,093,903 or 41.7% of net assets.

ABS	Asset-Backed Securities

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

INR	Indian Rupee

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

Industry Summary at March 31, 2021 (Unaudited)

Cable Satellite	7.1%
Healthcare	6.3
Independent Energy	5.3
Consumer Cyclical Services	4.8
Aerospace & Defense	4.7
Pharmaceuticals	4.3
Metals & Mining	4.1
Finance Companies	4.0
Automotive	3.6
Retailers	3.0
Midstream	3.0
Media Entertainment	2.8
Airlines	2.6
Chemicals	2.4
Building Materials	2.2
Gaming	2.2
Leisure	2.1
Other Investments, less than 2% each	29.9
Exchange-Traded Funds	2.6
Short-Term Investments	2.0
Collateralized Loan Obligations	0.2

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$636,059,979	$744,580,200	$132,073,738
Net unrealized appreciation	2,708,144	12,624,341	578,266

Investments at value	638,768,123	757,204,541	132,652,004
Cash	543,976	59,283	—
Due from brokers (Note 2)	—	1,990,000	438,000
Foreign currency at value (identified cost $0, $13,584,910 and $0, respectively)	—	13,552,298	—
Receivable for Fund shares sold	—	3,604,136	1,645,410
Receivable for securities sold	12,620,706	2,318,028	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	16,560,614	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	360,000	—
Dividends and interest receivable	5,327,892	5,602,220	299,539
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	1,198,117	—
Tax reclaims receivable	—	63,144	—
Receivable for variation margin on futures contracts (Note 2)	234,787	21,447	20,875
Prepaid expenses (Note 8)	3	3	—

TOTAL ASSETS	657,495,487	802,533,831	135,055,828

LIABILITIES
Payable for securities purchased	20,090,593	2,255,498	304,762
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	23,458,717	—
Payable for Fund shares redeemed	—	1,420,842	322,106
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	3,090,453	—
Foreign taxes payable (Note 2)	—	20,718	—
Due to brokers (Note 2)	—	360,000	—
Management fees payable (Note 6)	276,756	312,053	5,158
Deferred Trustees’ fees (Note 6)	285,984	408,944	136,535
Administrative fees payable (Note 6)	23,737	28,348	5,366
Payable to distributor (Note 6d)	—	10,159	1,940
Other accounts payable and accrued expenses	51,434	68,800	32,946

TOTAL LIABILITIES	20,728,504	31,434,532	808,813

NET ASSETS	$636,766,983	$771,099,299	$134,247,015

NET ASSETS CONSIST OF:
Paid-in capital	$627,291,324	$745,215,990	$131,703,430
Accumulated earnings	9,475,659	25,883,309	2,543,585

NET ASSETS	$636,766,983	$771,099,299	$134,247,015

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$636,766,983	$381,513,761	$108,885,268

Shares of beneficial interest	48,717,970	21,710,408	9,282,690

Net asset value, offering and redemption price per share	$13.07	$17.57	$11.73

Retail Class:
Net assets	$—	$164,959,723	$20,438,170

Shares of beneficial interest	—	9,558,353	1,745,195

Net asset value, offering and redemption price per share	$—	$17.26	$11.71

Class N shares:
Net assets	$—	$224,625,815	$4,923,577

Shares of beneficial interest	—	12,746,116	419,438

Net asset value, offering and redemption price per share	$—	$17.62	$11.74

See accompanying notes to financial statements.

37  |

Statements of Assets and Liabilities – continued

March 31, 2021 (Unaudited)

Institutional High Income Fund
ASSETS
Investments at cost	$400,427,462
Net unrealized depreciation	(10,271,438)

Investments at value	390,156,024
Cash	125,569
Foreign currency at value (identified cost $11)	11
Receivable for Fund shares sold	6,846
Receivable for securities sold	1,664,790
Dividends and interest receivable	4,092,503
Prepaid expenses (Note 8)	2

TOTAL ASSETS	396,045,745

LIABILITIES
Payable for securities purchased	2,136,665
Payable for Fund shares redeemed	210,000
Management fees payable (Note 6)	239,403
Deferred Trustees’ fees (Note 6)	210,940
Administrative fees payable (Note 6)	17,112
Payable to distributor (Note 6d)	100
Other accounts payable and accrued expenses	45,800

TOTAL LIABILITIES	2,860,020

NET ASSETS	$393,185,725

NET ASSETS CONSIST OF:
Paid-in capital	$406,369,654
Accumulated loss	(13,183,929)

NET ASSETS	$393,185,725

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$393,185,725

Shares of beneficial interest	62,507,817

Net asset value, offering and redemption price per share	$6.29

See accompanying notes to financial statements.

|  38

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$12,383,043	$8,832,666	$996,832
Dividends	1,911,305	—	—
Less net foreign taxes withheld	(65)	(40,333)	—

	14,294,283	8,792,333	996,832

Expenses
Management fees (Note 6)	1,627,347	2,094,326	175,520
Service and distribution fees (Note 6)	—	225,546	18,038
Administrative fees (Note 6)	140,097	163,983	30,225
Trustees’ fees and expenses (Note 6)	45,232	59,315	22,307
Transfer agent fees and expenses (Notes 6 and 7)	1,939	272,120	70,575
Audit and tax services fees	28,650	27,563	23,203
Custodian fees and expenses	15,808	58,185	5,212
Legal fees (Note 8)	8,293	9,012	1,665
Registration fees	26,932	56,710	43,899
Shareholder reporting expenses	1,776	4,425	5,488
Miscellaneous expenses (Note 8)	23,665	42,618	16,774

Total expenses	1,919,739	3,013,803	412,906
Less waiver and/or expense reimbursement (Note 6)	—	(191,379)	(114,846)

Net expenses	1,919,739	2,822,424	298,060

Net investment income	12,374,544	5,969,909	698,772

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	9,001,463	16,392,534	2,731,681
Futures contracts	869,241	2,576,438	588,813
Options written	—	103,157	—
Forward foreign currency contracts (Note 2d)	—	163,988	—
Foreign currency transactions (Note 2c)	(78,351)	250,462	—
Net change in unrealized appreciation (depreciation) on:
Investments	11,464,174	(21,032,096)	(3,918,032)
Futures contracts	583,668	1,234,800	183,250
Options written	—	(31,141)	—
Forward foreign currency contracts (Note 2d)	—	(2,351,071)	—
Foreign currency translations (Note 2c)	(2,031)	(60,175)	—

Net realized and unrealized gain (loss) on investments, futures contracts, options written, forward foreign currency contracts and foreign currency transactions	21,838,164	(2,753,104)	(414,288)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,212,708	$3,216,805	$284,484

See accompanying notes to financial statements.

39  |

Statements of Operations – continued

For the Six Months Ended March 31, 2021 (Unaudited)

Institutional High Income Fund
INVESTMENT INCOME
Interest	$11,006,272
Dividends	1,593,570
Less net foreign taxes withheld	(52)

12,599,790

Expenses
Management fees (Note 6)	1,534,595
Administrative fees (Note 6)	110,115
Trustees’ fees and expenses (Note 6)	35,576
Transfer agent fees and expenses (Notes 6 and 7)	5,559
Audit and tax services fees	26,523
Custodian fees and expenses	11,788
Legal fees (Note 8)	6,468
Registration fees	24,606
Shareholder reporting expenses	2,016
Miscellaneous expenses (Note 8)	23,056

Total expenses	1,780,302

Net investment income	10,819,488

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	22,000,993
Foreign currency transactions (Note 2c)	(98,920)
Net change in unrealized appreciation (depreciation) on:
Investments	18,380,275
Foreign currency translations (Note 2c)	(1,733)

Net realized and unrealized gain on investments and foreign currency transactions	40,280,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,100,103

See accompanying notes to financial statements.

|  40

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$12,374,544	$30,303,805	$5,969,909	$13,009,102
Net realized gain on investments, futures contracts, options written, forward foreign currency contracts and foreign currency transactions	9,792,353	10,607,082	19,486,579	24,680,188
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, forward foreign currency contracts and foreign currency translations	12,045,811	(26,082,166)	(22,239,683)	15,158,789

Net increase in net assets resulting from operations	34,212,708	14,828,721	3,216,805	52,848,079

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(39,121,293)	(30,736,093)	(18,819,965)	(3,765,595)
Retail Class	—	—	(8,739,847)	(1,676,149)
Class N	—	—	(8,974,746)	(2,148,456)

Total distributions	(39,121,293)	(30,736,093)	(36,534,558)	(7,590,200)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	8,615,393	(127,844,177)	92,688,243	(141,045,611)

Net increase (decrease) in net assets	3,706,808	(143,751,549)	59,370,490	(95,787,732)
NET ASSETS
Beginning of the period	633,060,175	776,811,724	711,728,809	807,516,541

End of the period	$636,766,983	$633,060,175	$771,099,299	$711,728,809

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$698,772	$519,593	$10,819,488	$25,820,547
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,320,494	1,563,481	21,902,073	(19,096,680)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(3,734,782)	3,879,568	18,378,542	(10,291,967)

Net increase (decrease) in net assets resulting from operations	284,484	5,962,642	51,100,103	(3,568,100)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,069,720)	(524,380)	(26,161,315)	(35,578,052)
Retail Class	(149,522)	(39,438)	—	—
Class N	(39,913)	(23,179)	—	—

Total distributions	(1,259,155)	(586,997)	(26,161,315)	(35,578,052)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	7,576,107	95,339,671	(148,568,476)	(16,431,121)

Net increase (decrease) in net assets	6,601,436	100,715,316	(123,629,688)	(55,577,273)
NET ASSETS
Beginning of the period	127,645,579	26,930,263	516,815,413	572,392,686

End of the period	$134,247,015	$127,645,579	$393,185,725	$516,815,413

See accompanying notes to financial statements.

|  42

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$13.17		$13.49	$13.40	$13.96	$13.52	$13.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.55	0.59	0.54	0.57	0.58
Net realized and unrealized gain (loss)	0.47		(0.31)	0.19	(0.35)	0.34	0.61

Total from Investment Operations	0.72		0.24	0.78	0.19	0.91	1.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)		(0.56)	(0.59)	(0.52)	(0.46)	(0.61)
Net realized capital gains	(0.18)		—	(0.10)	(0.23)	(0.01)	(0.22)

Total Distributions	(0.82)		(0.56)	(0.69)	(0.75)	(0.47)	(0.83)

Net asset value, end of the period	$13.07		$13.17	$13.49	$13.40	$13.96	$13.52

Total return	5.45	%(b)	1.78%	6.29%	1.39%	6.96%	9.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$636,767		$633,060	$776,812	$862,759	$1,093,422	$1,201,509
Net expenses	0.59	%(c)	0.58%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.59	%(c)	0.58%	0.57%	0.57%	0.57%	0.57%
Net investment income	3.80	%(c)	4.23%	4.51%	3.99%	4.22%	4.48%
Portfolio turnover rate	56%		29%	14%	11%	10%	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$18.33		$17.07		$16.16		$16.51		$16.47		$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.33		0.33		0.35		0.30		0.33
Net realized and unrealized gain (loss)	0.00	(b)(c)	1.12		0.69		(0.66)		(0.18)		1.14

Total from Investment Operations	0.15		1.45		1.02		(0.31)		0.12		1.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.08)		(0.05)		—		(0.06)		—
Net realized capital gains	(0.56)		(0.11)		(0.06)		(0.04)		(0.02)		—

Total Distributions	(0.91)		(0.19)		(0.11)		(0.04)		(0.08)		—

Net asset value, end of the period	$17.57		$18.33		$17.07		$16.16		$16.51		$16.47

Total return(d)	0.62	%(e)	8.57%		6.27%		(1.85)%		0.74%		9.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$381,514		$375,501		$353,872		$450,376		$509,080		$822,993
Net expenses(f)	0.69	%(g)	0.69%		0.70	%(h)	0.72	%(i)	0.75	%(j)	0.75%
Gross expenses	0.76	%(g)	0.76%		0.76	%(h)	0.77%		0.80%		0.83%
Net investment income	1.61	%(g)	1.90%		2.00%		2.10%		1.88%		2.13%
Portfolio turnover rate	156%		273	%(k)	215	%(k)	218	%(k)	163%		120%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(i)	Effective July 1, 2018, the expense limit decreased to 0.69%.
(j)	Effective July 1, 2017, the expense limit decreased to 0.72%.
(k)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019 and 2020, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies and, additionally for 2020, a repositioning of the portfolio.

See accompanying notes to financial statements.

|  44

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$18.00		$16.76		$15.86		$16.24		$16.23		$14.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.28		0.28		0.30		0.26		0.29
Net realized and unrealized gain (loss)	(0.00	)(b)	1.10		0.68		(0.64)		(0.19)		1.12

Total from Investment Operations	0.12		1.38		0.96		(0.34)		0.07		1.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.03)		(0.00	)(b)	—		(0.04)		—
Net realized capital gains	(0.56)		(0.11)		(0.06)		(0.04)		(0.02)		—

Total Distributions	(0.86)		(0.14)		(0.06)		(0.04)		(0.06)		—

Net asset value, end of the period	$17.26		$18.00		$16.76		$15.86		$16.24		$16.23

Total return(c)	0.49	%(d)	8.32%		6.08%		(2.12)%		0.48%		9.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$164,960		$178,887		$207,251		$247,119		$288,479		$350,915
Net expenses(e)	0.94	%(f)	0.94%		0.95	%(g)	0.97	%(h)	1.00	%(i)	1.00%
Gross expenses	1.01	%(f)	1.01%		1.01	%(g)	1.02%		1.05%		1.08%
Net investment income	1.36	%(f)	1.65%		1.75%		1.85%		1.67%		1.87%
Portfolio turnover rate	156%		273	%(j)	215	%(j)	218	%(j)	163%		120%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.94%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.97%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019 and 2020, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies and, additionally for 2020, a repositioning of the portfolio.

See accompanying notes to financial statements.

45  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$18.39		$17.12		$16.21		$16.55		$16.50		$15.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.33		0.34		0.36		0.33		0.34
Net realized and unrealized gain (loss)	(0.01)		1.14		0.69		(0.66)		(0.20)		1.15

Total from Investment Operations	0.14		1.47		1.03		(0.30)		0.13		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.09)		(0.06)		—		(0.06)		—
Net realized capital gains	(0.56)		(0.11)		(0.06)		(0.04)		(0.02)		—

Total Distributions	(0.91)		(0.20)		(0.12)		(0.04)		(0.08)		—

Net asset value, end of the period	$17.62		$18.39		$17.12		$16.21		$16.55		$16.50

Total return	0.61	%(b)(c)	8.66	%(b)	6.31	%(b)	(1.78	)%(b)	0.81%		9.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$224,626		$157,341		$246,394		$276,690		$256,939		$47,895
Net expenses	0.64	%(d)(e)	0.64	%(d)	0.65	%(d)(f)	0.67	%(d)(g)	0.69	%(h)	0.66%
Gross expenses	0.66	%(e)	0.66%		0.66	%(f)	0.68%		0.69%		0.66%
Net investment income	1.67	%(e)	1.93%		2.06%		2.15%		2.09%		2.19%
Portfolio turnover rate	156%		273	%(i)	215	%(i)	218	%(i)	163%		120%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.64%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.67%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019 and 2020, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies and, additionally for 2020, a repositioning of the portfolio.

See accompanying notes to financial statements.

|  46

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.78		$10.59	$10.13	$10.41		$10.64		$10.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11	0.20	0.30		0.18		0.12
Net realized and unrealized gain (loss)	(0.00	)(b)	1.18	0.48	(0.25)		(0.22)		0.49

Total from Investment Operations	0.06		1.29	0.68	0.05		(0.04)		0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.10)	(0.22)	(0.33)		(0.19)		(0.13)
Paid-in capital	—		—	—	—		—		(0.01)

Total Distributions	(0.11)		(0.10)	(0.22)	(0.33)		(0.19)		(0.14)

Net asset value, end of the period	$11.73		$11.78	$10.59	$10.13		$10.41		$10.64

Total return(c)	0.51	%(d)	12.20%	6.73%	0.49%		(0.33)%		6.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$108,885		$116,549	$24,076	$25,914		$26,972		$29,655
Net expenses(e)	0.40	%(f)	0.40%	0.40%	0.40%		0.40%		0.40%
Gross expenses	0.56	%(f)	0.70%	0.96%	0.94%		0.81%		0.86%
Net investment income	1.02	%(f)	1.00%	1.92%	2.90%		1.73%		1.16%
Portfolio turnover rate	47%		82%	246%	324	%(g)	354	%(g)	61%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

47  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.77		$10.57	$10.11	$10.39		$10.62		$10.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.10	0.18	0.28		0.14		(0.05)
Net realized and unrealized gain (loss)	(0.01)		1.17	0.47	(0.26)		(0.20)		0.60

Total from Investment Operations	0.04		1.27	0.65	0.02		(0.06)		0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.07)	(0.19)	(0.30)		(0.17)		(0.07)
Paid-in capital	—		—	—	—		—		(0.00	)(b)

Total Distributions	(0.10)		(0.07)	(0.19)	(0.30)		(0.17)		(0.07)

Net asset value, end of the period	$11.71		$11.77	$10.57	$10.11		$10.39		$10.62

Total return(c)	0.33	%(d)	12.09%	6.47%	0.23%		(0.59)%		5.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,438		$7,805	$1,076	$967		$1,144		$1,522
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%		0.65%		0.65%
Gross expenses	0.82	%(f)	0.95%	1.21%	1.19%		1.06%		1.07%
Net investment income (loss)	0.77	%(f)	0.91%	1.77%	2.69%		1.37%		(0.47)%
Portfolio turnover rate	47%		82%	246%	324	%(g)	354	%(g)	61%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

|  48

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.79		$10.59	$10.13	$10.41		$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.10	0.21	0.32		0.15
Net realized and unrealized gain (loss)	(0.01)		1.20	0.47	(0.26)		(0.01)

Total from Investment Operations	0.06		1.30	0.68	0.06		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.10)	(0.22)	(0.34)		(0.16)

Net asset value, end of the period	$11.74		$11.79	$10.59	$10.13		$10.41

Total return(b)	0.53	%(c)	12.33%	6.78%	0.53%		1.40	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,924		$3,291	$1,779	$1,704		$1,339
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%		0.35	%(e)
Gross expenses	0.50	%(e)	0.68%	0.91%	0.87%		0.77	%(e)
Net investment income	1.16	%(e)	0.90%	2.09%	3.09%		2.18	%(e)
Portfolio turnover rate	47%		82%	246%	324	%(f)	354	%(g)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	During 2018, turnover has remained high due to certain trading strategies.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$5.99		$6.44	$6.90	$7.01	$6.81	$6.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.29	0.34	0.36	0.35	0.37
Net realized and unrealized gain (loss)	0.49		(0.32)	(0.35)	(0.07)	0.25	0.36

Total from Investment Operations	0.62		(0.03)	(0.01)	0.29	0.60	0.73

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.37)	(0.37)	(0.38)	(0.38)	(0.42)
Net realized capital gains	—		(0.05)	(0.08)	(0.02)	(0.02)	(0.22)

Total Distributions	(0.32)		(0.42)	(0.45)	(0.40)	(0.40)	(0.64)

Net asset value, end of the period	$6.29		$5.99	$6.44	$6.90	$7.01	$6.81

Total return	10.42	%(b)	(0.67)%	0.20%	4.31%	9.19%	12.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$393,186		$516,815	$572,393	$672,775	$731,042	$714,188
Net expenses	0.70	%(c)	0.69%	0.68%	0.68%	0.68%	0.68%
Gross expenses	0.70	%(c)	0.69%	0.68%	0.68%	0.68%	0.68%
Net investment income	4.23	%(c)	4.84%	5.33%	5.26%	5.17%	5.87%
Portfolio turnover rate	58%		25%	23%	14%	17%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency

|  50

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2021, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Fixed Income Fund	$2,540,767	0.4%	$4,051,112	0.6%
Institutional High Income Fund	1,425,546	0.4%	2,975,297	0.8%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting

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from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts. The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver

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swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

No swaptions were held by the Funds during the six months ended March 31, 2021.

h.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2021.

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i.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

j.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, return of capital distributions received, defaulted and/or non-income producing securities, capital gains taxes, contingent payment debt instruments, treasury inflation-protected bonds, forward foreign currency contract mark-to-market, futures contract mark-to-market, capital gain distributions received, trust preferred securities and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, convertible bonds, premium amortization, forward foreign currency contract mark-to-market, futures contract mark-to-market, trust preferred securities, return of capital distributions received, contingent payment debt instruments, capital gain distributions received, capital gains taxes, foreign currency gains and losses, paydown gains and losses, treasury inflation-protected bonds and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$30,736,093	$—	$30,736,093
Global Bond Fund	5,806,837	1,783,363	7,590,200
Inflation Protected Securities Fund	586,997	—	586,997
Institutional High Income Fund	32,074,233	3,503,819	35,578,052

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2020, capital loss carryforwards were as follows:

Capital loss carryforward:	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Long-term:
No expiration date	$—	$—	$(801,093)	$(20,209,692)

As of March 31, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$637,792,138	$746,897,939	$132,673,511	$401,268,014

Gross tax appreciation	$48,609,647	$30,898,924	$2,520,046	$24,474,571
Gross tax depreciation	(47,049,994)	(21,115,575)	(2,358,303)	(35,586,561)

Net tax appreciation (depreciation)	$1,559,653	$9,783,349	$161,743	$(11,111,990)

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

l.  Senior Loans. Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Loan Participations. A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

There were no loan participations held by the Funds as of March 31, 2021.

n.  Collateralized Loan Obligations. Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type

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of the collateralized securities and the class of the instrument in which the Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

o.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

p.  Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and delayed delivery securities and as initial margin for futures contracts. The due from brokers balance in the Statement of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

q.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2021, none of the Funds had loaned securities under this agreement.

r.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

s.  New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

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3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$11,317,950	$810,000	(b)	$12,127,950
ABS Other	—	9,053,137	555,982	(b)(c)	9,609,119
Finance Companies	777,368	40,768,502	—		41,545,870
All Other Non-Convertible Bonds(a)	—	415,909,530	—		415,909,530

Total Non-Convertible Bonds	777,368	477,049,119	1,365,982		479,192,469

Convertible Bonds(a)	—	30,581,560	—		30,581,560
Municipals(a)	—	4,281,837	—		4,281,837

Total Bonds and Notes	777,368	511,912,516	1,365,982		514,055,866

Senior Loans(a)	—	1,416,610	—		1,416,610
Collateralized Loan Obligations	—	4,484,317	12,850,125	(d)	17,334,442
Common Stocks
Chemicals	—	2,434,647	—		2,434,647
Oil, Gas & Consumable Fuels	4,054,246	—	130,130	(e)	4,184,376
All Other Common Stocks(a)	56,281,721	—	—		56,281,721

Total Common Stocks	60,335,967	2,434,647	130,130		62,900,744

Preferred Stocks
Convertible Preferred Stocks(a)	11,970,827	—	—		11,970,827
Non-Convertible Preferred Stocks(a)	—	478,675	—		478,675

Total Preferred Stocks	11,970,827	478,675	—		12,449,502

Short-Term Investments	—	30,610,959	—		30,610,959

Total Investments	73,084,162	551,337,724	14,346,237		638,768,123

Futures Contracts (unrealized appreciation)	583,668	—	—		583,668

Total	$73,667,830	$551,337,724	$14,346,237		$639,351,791

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.

(c) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

(d) Valued using broker-dealer bid prices ($10,295,125) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($2,555,000).

(e) Fair valued by the Fund’s adviser.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$737,723,688	$—	$737,723,688
Short-Term Investments	—	19,480,853	—	19,480,853

Total Investments	—	757,204,541	—	757,204,541

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,198,117	—	1,198,117
Futures Contracts (unrealized appreciation)	1,566,134	—	—	1,566,134

Total	$1,566,134	$758,402,658	$—	$759,968,792

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,090,453)	$—	$(3,090,453)
Futures Contracts (unrealized depreciation)	(197,050)	—	—	(197,050)

Total	$(197,050)	$(3,090,453)	$—	$(3,287,503)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$128,204,918	$—	$128,204,918
Short-Term Investments	—	4,447,086	—	4,447,086

Total Investments	—	132,652,004	—	132,652,004

Futures Contracts (unrealized appreciation)	183,250	—	—	183,250

Total	$183,250	$132,652,004	$—	$132,835,254

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$19,145,880	$28,182	(b)	$19,174,062
All Other Non-Convertible Bonds(a)	—	261,825,198	—		261,825,198

Total Non-Convertible Bonds	—	280,971,078	28,182		280,999,260

Convertible Bonds
Oil Field Services	—	—	2,172,994	(b)	2,172,994
All Other Convertible Bonds(a)	—	21,831,903	—		21,831,903

Total Convertible Bonds	—	21,831,903	2,172,994		24,004,897

Total Bonds and Notes	—	302,802,981	2,201,176		305,004,157

Senior Loans(a)	—	1,377,935	—		1,377,935
Collateralized Loan Obligations	—	793,363	—		793,363
Common Stocks
Chemicals	—	1,501,454	—		1,501,454
Oil Field Services	—	—	—	(c)	—
Oil, Gas & Consumable Fuels	5,141,920	—	774,121	(b)	5,916,041
Software	1,475,684	4,306	—		1,479,990
All Other Common Stocks(a)	51,385,612	—	—		51,385,612

Total Common Stocks	58,003,216	1,505,760	774,121		60,283,097

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks(a)	$3,834,296	$—	$—	$3,834,296
Non-Convertible Preferred Stocks
Home Construction	426,363	—	—	426,363
REITs—Warehouse/Industrials	—	233,729	—	233,729

Total Non-Convertible Preferred Stocks	426,363	233,729	—	660,092

Total Preferred Stocks	4,260,659	233,729	—	4,494,388

Exchange-Traded Funds	10,245,306	—	—	10,245,306
Short-Term Investments	—	7,957,778	—	7,957,778

Total	$72,509,181	$314,671,546	$2,975,297	$390,156,024

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or March 31, 2021:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—		$—	$—	$6	$809,994	$—	$—	$—	$810,000		$6
ABS Other	859,618	(a)	—	—	27,843	56,704	—	—	(388,183)	555,982	(a)	27,843
Finance Companies	96,284		—	—	—	—	—	—	(96,284)	—		—
Collateralized Loan Obligations	—		—	—	125	12,850,000	—	—	—	12,850,125		125
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	(73,304)	120,124	—	—	83,310	—	130,130		46,820
Preferred Stocks
Energy	—	(a)	—	(2,712,567)	2,712,567	—	—	—	—	—		—

Total	$955,902		$—	$(2,785,871)	$2,860,665	$13,716,698	$—	$83,310	$(484,467)	$14,346,237		$74,794

(a) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $388,183 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $96,284 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $83,310 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

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Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$320,948		$—	$—	$—	$—	$—	$—	$(320,948)	$—		$—
Independent Energy	—		11,343	—	9,447	—	—	7,392	—	28,182		9,447
Convertible Bonds
Oil Field Services	2,008,394		19,201	—	69,984	75,415	—	—	—	2,172,994		69,984
Common Stocks
Oil Field Services	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Oil, Gas & Consumable Fuels	—	(a)	—	(85,478)	(47,744)	823,473	—	83,870	—	774,121		(133,222)
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(5,645,667)	5,645,667	—	—	—	—	—		—

Total	$2,329,342		$30,544	$(5,731,145)	$5,677,354	$898,888	$—	$91,262	$(320,948)	$2,975,297		$(53,791)

(a) Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $320,948 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $7,392 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A common stock valued at $83,870 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

4.   Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts, futures contracts and option contracts.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts and option contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2021, Global Bond Fund engaged in forward foreign currency contracts and option contracts for hedging purposes and to gain exposure to foreign currencies.

Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. Inflation Protected Securities Fund may use futures contracts to gain investment exposure. During the six months ended March 31, 2021, Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund used futures contracts to manage duration and Inflation Protected Securities Fund used futures contracts for hedging purposes.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

The following is a summary of derivative instruments for Fixed Income Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$583,668

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$869,241

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$583,668

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$1,198,117	$—
Exchange-traded asset derivatives
Interest rate contracts	$—	$1,566,134

Total asset derivatives	$1,198,117	$1,566,134

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(3,090,453)	$—
Exchange-traded liability derivatives
Interest rate contracts	$—	$(197,050)

Total liability derivatives	$(3,090,453)	$(197,050)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$—	$—	$2,576,438	$—
Foreign exchange contracts	(185,943)	163,988	—	103,157

Total	$(185,943)	$163,988	$2,576,438	$103,157

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March 31, 2021 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$—	$—	$1,234,800	$—
Foreign exchange contracts	69,068	(2,351,071)	—	(31,141)

Total	$69,068	$(2,351,071)	$1,234,800	$(31,141)

2 Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$183,250

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$588,813

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$183,250

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2021:

Fixed Income Fund	Futures
Average Notional Amount Outstanding	0.81%
Highest Notional Amount Outstanding	4.03%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2021	4.03%

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	28.18%	24.09%
Highest Notional Amount Outstanding	36.46%	27.46%
Lowest Notional Amount Outstanding	24.79%	17.30%
Notional Amount Outstanding as of March 31, 2021	36.46%	17.30%

Inflation Protected Securities Fund	Futures
Average Notional Amount Outstanding	5.08%
Highest Notional Amount Outstanding	7.01%
Lowest Notional Amount Outstanding	3.57%
Notional Amount Outstanding as of March 31, 2021	3.57%

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the net assets.

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March 31, 2021 (Unaudited)

The volume of option contract activity, as a percentage of net assets for Global Bond Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended March 31, 2021:

Global Bond Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	0.94%	0.22%	0.39%	0.22%
Highest Market Value of Underlying Instruments	1.14%	0.77%	0.80%	0.75%
Lowest Market Value of Underlying Instruments	0.00%	0.00%	0.00%	0.00%
Market Value of Underlying Instruments as of March 31, 2021	0.00%	0.00%	0.00%	0.00%

* Market value of underlying instruments is determined for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate.

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Over-the-counter derivatives, including forward foreign currency contracts and options contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2021, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$252,032	$—	$252,032	$(252,032)	$—
Credit Suisse International	537,633	(537,633)	—	—	—
HSBC Bank USA	184,519	(161,104)	23,415	—	23,415
Standard Chartered Bank	144,142	(144,142)	—	—	—
UBS AG	79,791	(79,791)	—	—	—

	$1,198,117	$(922,670)	$275,447	$(252,032)	$23,415

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
BNP Paribas S.A	$(36,237)	$—	$(36,237)	$—	$(36,237)
Citibank N.A.	(208,184)	—	(208,184)	110,000	(98,184)
Credit Suisse International	(620,799)	537,633	(83,166)	—	(83,166)
HSBC Bank USA	(161,104)	161,104	—	—	—
Morgan Stanley Capital
Services, Inc.	(195,527)	—	(195,527)	—	(195,527)
Standard Chartered Bank	(1,621,795)	144,142	(1,477,653)	1,350,000	(127,653)
UBS AG	(246,807)	79,791	(167,016)	120,000	(47,016)

	$(3,090,453)	$922,670	$(2,167,783)	$1,580,000	$(587,783)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated

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March 31, 2021 (Unaudited)

unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Fixed Income Fund	$1,219,787	$1,219,787
Global Bond Fund	8,569,291	5,814,589
Inflation Protected Securities Fund	458,875	458,875

Net loss amount reflects cash received as collateral for Global Bond Fund of $360,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2021, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$81,569,541	$57,862,930	$262,477,592	$294,828,928
Global Bond Fund	886,615,745	875,351,980	304,094,675	256,270,574
Inflation Protected Securities Fund	41,843,040	35,851,265	26,603,227	28,170,845
Institutional High Income Fund	11,058,757	49,876,499	252,945,703	377,047,304

6.  Management Fees and Other Transactions with Affiliates.

a.   Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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For the six months ended March 31, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2021, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Fixed Income Fund	$1,627,347	$—	$1,627,347	0.50%	0.50%
Global Bond Fund	2,094,326	191,379	1,902,947	0.55%	0.50%
Inflation Protected Securities Fund	175,520	114,112	61,408	0.25%	0.09%
Institutional High Income Fund	1,534,595	—	1,534,595	0.60%	0.60%
1 Management fee waiver is subject to possible recovery until September 30, 2022.

No expenses were recovered for any of the Funds during the six months ended March 31, 2021 under the terms of the expense limitation agreements.

b.  Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2021, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$225,546
Inflation Protected Securities Fund	18,038

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$140,097
Global Bond Fund	163,983
Inflation Protected Securities Fund	30,225
Institutional High Income Fund	110,115

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$254,463
Inflation Protected Securities Fund	63,526
Institutional High Income Fund	2,646

As of March 31, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$10,159
Inflation Protected Securities Fund	1,940
Institutional High Income Fund	100

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of March 31, 2021, the percentage of each Fund’s net assets owned by affiliates is as follows:

Inflation Protected Securities Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.57%
Natixis Sustainable Future 2015 Fund	0.43%
Natixis Sustainable Future 2020 Fund	0.21%
Natixis Sustainable Future 2025 Fund	0.34%
Natixis Sustainable Future 2030 Fund	0.33%
Natixis Sustainable Future 2035 Fund	0.26%
Natixis Sustainable Future 2040 Fund	0.12%
Natixis Sustainable Future 2045 Fund	0.11%
Natixis Sustainable Future 2050 Fund	Less than 0.01%

7.37%

Institutional High Income Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.51%
Loomis Sayles Non-Qualified Retirement Plans	6.07%
Loomis Sayles Employees	16.83%

28.41%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2021, Natixis Advisors reimbursed the Fund $734 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2021, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$184,793	$85,377	$1,950
Inflation Protected Securities Fund	62,146	7,695	734

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2021, none of the Funds had borrowings under this agreement.

Effective April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

$350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

9.  Risk. Certain Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	5	46.38%	—	46.38%
Global Bond Fund	1	5.13%	—	5.13%
Inflation Protected Securities Fund	4	29.93%	7.37%	37.30%
Institutional High Income Fund	1	22.39%	28.41%	50.80%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	619,535	$8,172,435	7,020,185	$89,016,804
Issued in connection with the reinvestment of distributions	2,926,309	38,510,221	2,287,100	30,326,949
Redeemed	(2,899,490)	(38,067,263)	(18,814,579)	(247,187,930)

Net change	646,354	$8,615,393	(9,507,294)	$(127,844,177)

Increase (decrease) from capital share transactions	646,354	$8,615,393	(9,507,294)	$(127,844,177)

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

11.  Capital Shares – continued

	Global Bond Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,662,147	$85,304,229	5,555,213	$98,607,712
Issued in connection with the reinvestment of distributions	981,223	17,936,770	210,661	3,568,605
Redeemed	(4,415,430)	(80,459,627)	(6,015,735)	(104,179,498)

Net change	1,227,940	$22,781,372	(249,861)	$(2,003,181)

Retail Class
Issued from the sale of shares	1,100,600	$19,899,893	1,635,100	$28,315,669
Issued in connection with the reinvestment of distributions	475,717	8,543,869	98,162	1,635,375
Redeemed	(1,957,246)	(35,241,257)	(4,162,003)	(71,128,394)

Net change	(380,929)	$(6,797,495)	(2,428,741)	$(41,177,350)

Class N
Issued from the sale of shares	4,865,181	$88,935,520	3,194,087	$56,906,307
Issued in connection with the reinvestment of distributions	438,646	8,040,371	115,413	1,959,710
Redeemed	(1,115,339)	(20,271,525)	(9,144,235)	(156,731,097)

Net change	4,188,488	$76,704,366	(5,834,735)	$(97,865,080)

Increase (decrease) from capital share transactions	5,035,499	$92,688,243	(8,513,337)	$(141,045,611)

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,010,002	$47,605,413	9,022,178	$103,538,509
Issued in connection with the reinvestment of distributions	89,929	1,065,360	45,669	521,720
Redeemed	(4,709,628)	(55,607,964)	(1,449,225)	(16,384,767)

Net change	(609,697)	$(6,937,191)	7,618,622	$87,675,462

Retail Class
Issued from the sale of shares	1,317,514	$15,627,093	1,085,988	$12,070,759
Issued in connection with the reinvestment of distributions	12,644	149,522	3,540	39,438
Redeemed	(248,334)	(2,944,431)	(527,901)	(5,682,597)

Net change	1,081,824	$12,832,184	561,627	$6,427,600

Class N
Issued from the sale of shares	252,028	$2,997,109	181,985	$2,024,376
Issued in connection with the reinvestment of distributions	3,370	39,913	2,074	23,179
Redeemed	(115,075)	(1,355,908)	(72,853)	(810,946)

Net change	140,323	$1,681,114	111,206	$1,236,609

Increase from capital share transactions	612,450	$7,576,107	8,291,455	$95,339,671

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

11.  Capital Shares – continued

	Institutional High Income Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,267,318	$14,334,613	9,292,795	$54,082,337
Issued in connection with the reinvestment of distributions	3,663,176	22,418,638	5,480,189	33,922,368
Redeemed	(29,657,756)	(185,321,727)	(17,398,541)	(104,435,826)

Net change	(23,727,262)	$(148,568,476)	(2,625,557)	$(16,431,121)

Decrease from capital share transactions	(23,727,262)	$(148,568,476)	(2,625,557)	$(16,431,121)

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2021

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	37

Notes to Financial Statements	41

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSIOX

Daniel J. Fuss, CFA®, CIC*

Brian P. Kennedy

Elaine M. Stokes

Todd P. Vandam, CFA®

*	Effective March 1, 2021, Daniel J. Fuss no longer serves as portfolio manager.

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2021

					Expense Ratios[2]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 4/12/04)	8.57%	25.16%	8.33%	6.98%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	7.36	23.72	8.06	6.48

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Barclays U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

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LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol

Ian Anderson	Institutional Class	LSSAX

Alessandro Pagani, CFA®

Clifton V. Rowe, CFA®

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2021

					Expense Ratios[2]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 3/2/06)	1.01%	6.34%	3.70%	4.26%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Securitized Bond Index[1]	-0.88	0.30	2.50	2.90

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, L.P. (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2020 through March 31, 2021.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,085.70	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,010.10	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.3% of Net Assets

Non-Convertible Bonds – 85.6%

	ABS Car Loan – 0.1%
$150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$154,697

	ABS Home Equity – 0.1%
116,318	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.440%, 9/19/2045(a)	89,341
185,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	184,561

		273,902

	ABS Other – 0.1%
197,249	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	193,343

	Aerospace & Defense – 4.7%
80,000	Boeing Co. (The), 3.250%, 2/01/2035	77,529
455,000	Boeing Co. (The), 3.375%, 6/15/2046	402,353
15,000	Boeing Co. (The), 3.500%, 3/01/2039	14,404
50,000	Boeing Co. (The), 3.550%, 3/01/2038	48,354
265,000	Boeing Co. (The), 3.625%, 3/01/2048	244,628
90,000	Boeing Co. (The), 3.650%, 3/01/2047	82,677
290,000	Boeing Co. (The), 3.750%, 2/01/2050	276,976
50,000	Boeing Co. (The), 3.825%, 3/01/2059	46,518
20,000	Boeing Co. (The), 3.850%, 11/01/2048	19,299
250,000	Boeing Co. (The), 3.900%, 5/01/2049	242,568
1,215,000	Boeing Co. (The), 5.150%, 5/01/2030	1,399,371
95,000	Boeing Co. (The), 5.705%, 5/01/2040	116,254
1,985,000	Boeing Co. (The), 5.805%, 5/01/2050	2,499,017
230,000	Boeing Co. (The), 5.930%, 5/01/2060	295,119
960,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	960,000
735,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	765,319
185,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	191,963
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	119,859
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	712,165
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	218,513
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	71,400
650,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	637,000
1,030,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	1,107,971
30,000	TransDigm, Inc., 5.500%, 11/15/2027	31,054
790,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	837,558
1,405,000	TransDigm, Inc., 6.375%, 6/15/2026	1,452,419
148,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	147,859

		13,018,147

	Airlines – 1.3%
40,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	39,300
505,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	624,680
525,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	546,362
595,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	632,872
510,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	596,340
555,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyality Ltd., 5.750%, 1/20/2026, 144A	589,743
485,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A(c)	401,241
150,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	155,751

		3,586,289

	Automotive – 3.7%
245,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	263,681
4,430,000	Ford Motor Co., 8.500%, 4/21/2023	4,939,450
1,620,000	Ford Motor Co., 9.000%, 4/22/2025	1,962,006
200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	206,880
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	211,640
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	420,428
605,000	General Motors Financial Co, Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	634,524
195,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(d)	210,600
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	66,765
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	357,715
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	223,300
120,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	120,360
305,000	PM General Purchaser LLC, 9.500%, 10/01/2028, 144A	325,588
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	144,550
120,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	134,664

		10,222,151

	Banking – 0.7%
1,035,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,104,231
760,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	805,552

		1,909,783

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 0.1%
$140,000	Jefferies Group LLC, 6.250%, 1/15/2036	$179,957

	Building Materials – 2.7%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	128,213
45,000	Boise Cascade Co., 4.875%, 7/01/2030, 144A	47,138
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	330,293
335,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	360,544
2,110,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,059,360
380,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	404,700
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	157,657
690,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	681,375
1,250,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	1,321,875
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	106,313
350,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	361,917
140,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	144,200
415,000	Masonite International Corp., 5.375%, 2/01/2028, 144A	440,419
415,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	402,031
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	104,375
425,000	U.S. Concrete, Inc., 5.125%, 3/01/2029, 144A	437,750
90,000	White Cap Buyer LLC, 6.875%, 10/15/2028, 144A	95,552

		7,583,712

	Cable Satellite – 4.8%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	656,644
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	96,758
640,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	641,274
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	285,376
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	207,563
3,485,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	3,611,331
690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	734,671

	Cable Satellite – continued
520,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	516,506
520,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	511,480
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	784,550
175,000	DISH DBS Corp., 7.375%, 7/01/2028	183,584
875,000	DISH DBS Corp., 7.750%, 7/01/2026	965,768
555,000	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(e)	555,166
170,000	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(e)	140,250
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	506,856
1,200,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,257,384
450,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	473,877
250,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	249,687
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	668,587
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	332,501

		13,379,813

	Chemicals – 1.3%
400,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	401,868
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	401,716
385,000	Chemours Co. (The), 5.375%, 5/15/2027	408,100
805,000	Hercules LLC, 6.500%, 6/30/2029	861,012
290,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	311,822
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	200,000
50,000	Methanex Corp., 5.125%, 10/15/2027	51,125
45,000	Methanex Corp., 5.250%, 12/15/2029	46,415
175,000	Methanex Corp., 5.650%, 12/01/2044	174,125
490,000	Olin Corp., 5.000%, 2/01/2030	513,268
85,000	Olin Corp., 5.125%, 9/15/2027	87,975
20,000	Olin Corp., 5.625%, 8/01/2029	21,571

		3,478,997

	Construction Machinery – 0.1%
215,000	United Rentals North America, Inc., 4.000%, 7/15/2030	218,816

	Consumer Cyclical Services – 3.9%
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	260,000
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	113,300
1,475,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	1,535,460
20,000	QVC, Inc., 4.450%, 2/15/2025	21,050
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	537,506
495,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	540,441
240,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	265,796

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – continued
$295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$345,888
525,000	Staples, Inc., 7.500%, 4/15/2026, 144A	553,744
315,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	343,098
1,125,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,242,653
4,765,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,158,113

		10,917,049

	Consumer Products – 0.3%
435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	436,522
150,000	Newell Brands, Inc., 4.875%, 6/01/2025	165,563
210,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	220,204

		822,289

	Diversified Manufacturing – 0.5%
390,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	408,281
355,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	388,192
490,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	547,034

		1,343,507

	Electric – 0.8%
1,285,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,290,975
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	112,350
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	143,437
130,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	132,113
320,000	PG&E Corp., 5.000%, 7/01/2028	338,072
70,000	PG&E Corp., 5.250%, 7/01/2030	74,200
200,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	179,000

		2,270,147

	Environmental – 0.2%
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	512,775

	Finance Companies – 3.2%
585,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	612,787
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(d)	527,438
1,715,000	Navient Corp., 4.875%, 3/15/2028	1,678,556
1,000,000	Navient Corp., 5.000%, 3/15/2027	1,002,500
150,000	OneMain Finance Corp., 6.875%, 3/15/2025	170,614
960,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,107,216

	Finance Companies – continued
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	409,000
2,315,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	2,430,750
380,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	365,750
480,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	462,000

		8,766,611

	Financial Other – 1.7%
1,805,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	1,874,375
1,405,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,450,662
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	141,413
1,180,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	1,224,250

		4,690,700

	Food & Beverage – 2.3%
60,000	Aramark Services, Inc., 4.750%, 6/01/2026	61,680
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	83,020
695,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	736,700
395,000	Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/01/2025, 144A	429,562
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	73,417
680,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	715,595
155,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	167,369
690,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	656,017
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	533,338
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	471,548
590,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	591,475
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	21,416
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	326,046
340,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	342,982
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	327,298
335,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	341,700

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – continued
$425,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	$425,000

		6,304,163

	Gaming – 4.0%
1,130,000	Boyd Gaming Corp., 4.750%, 12/01/2027	1,151,730
510,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	543,668
1,110,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	1,224,047
590,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	592,174
230,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	242,719
250,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	256,895
400,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	417,200
200,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	221,589
345,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	349,744
790,000	MGM Resorts International, 5.500%, 4/15/2027	849,250
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	147,780
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	924,348
770,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	835,450
630,000	Studio City Finance Ltd., 6.000%, 7/15/2025, 144A	663,642
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	577,800
1,090,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	1,151,585
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	297,250
215,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	224,739
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	429,870

		11,101,480

	Government Owned – No Guarantee – 0.4%
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031	576,000
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	270,750
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	388,000

		1,234,750

	Healthcare – 4.8%
655,000	Avantor Funding, Inc., 4.625%, 7/15/2028, 144A	684,056

	Healthcare – continued
420,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	444,150
985,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	1,031,787
400,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	418,748
400,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	432,520
285,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/2024, 144A	298,979
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	581,775
610,000	Encompass Health Corp., 4.500%, 2/01/2028	624,713
930,000	Encompass Health Corp., 4.750%, 2/01/2030	956,692
425,000	HCA, Inc., 7.050%, 12/01/2027	511,063
35,000	HCA, Inc., 7.500%, 12/15/2023	39,813
790,000	HCA, Inc., 7.500%, 11/06/2033	1,052,975
40,000	HCA, Inc., 7.690%, 6/15/2025	48,222
40,000	HCA, Inc., 8.360%, 4/15/2024	46,700
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	243,950
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	26,300
105,000	Hill-Rom Holdings, Inc., 4.375%, 9/15/2027, 144A	108,150
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	664,875
125,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	131,563
565,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	550,875
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	191,706
115,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	122,217
265,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	270,883
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	174,247
1,325,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,343,616
1,855,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,936,156
225,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	233,438

		13,170,169

	Home Construction – 0.9%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	255,160
405,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.250%, 9/15/2027, 144A	422,719
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(f)(g)	—
245,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	258,169
275,000	KB Home, 4.800%, 11/15/2029	288,062
300,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	298,230
465,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030, 144A	494,062

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	$225,818
205,000	Tri Pointe Homes, Inc., 5.700%, 6/15/2028	226,568

		2,468,788

	Independent Energy – 6.9%
445,000	Antero Resources Corp., 7.625%, 2/01/2029, 144A	473,925
85,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	93,713
480,000	Apache Corp., 4.250%, 1/15/2030	467,544
225,000	Apache Corp., 4.250%, 1/15/2044	202,498
335,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	334,791
375,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	340,312
95,000	California Resources Corp., 7.125%, 2/01/2026, 144A	96,682
225,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	229,500
95,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	98,885
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	261,375
65,000	Continental Resources, Inc., 4.375%, 1/15/2028	68,348
58,000	Continental Resources, Inc., 4.500%, 4/15/2023	60,071
410,000	Continental Resources, Inc., 4.900%, 6/01/2044	410,008
160,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	180,778
90,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	93,402
140,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	149,624
380,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	382,690
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	202,924
25,000	EQT Corp., 5.000%, 1/15/2029	26,750
75,000	EQT Corp., 7.625%, 2/01/2025	86,316
595,000	EQT Corp., 8.500%, 2/01/2030	758,803
180,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 2/01/2029, 144A	181,575
155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.000%, 2/01/2031, 144A	157,325
445,000	Indigo Natural Resources LLC, 5.375%, 2/01/2029, 144A	438,418
210,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	229,406
300,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	328,362
285,000	Matador Resources Co., 5.875%, 9/15/2026	277,519
230,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	230,575

	Independent Energy – continued
300,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	314,250
260,000	Murphy Oil Corp., 6.375%, 7/15/2028	260,189
300,000	Murphy Oil Corp., 6.375%, 12/01/2042	273,000
285,000	Murphy Oil Corp., 6.875%, 8/15/2024	291,412
275,000	Northern Oil and Gas, Inc., 8.125%, 3/01/2028, 144A	273,419
134,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	133,694
2,130,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	2,106,655
90,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	84,686
80,000	Occidental Petroleum Corp., 3.200%, 8/15/2026	76,761
55,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	53,405
825,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	816,750
1,575,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	1,477,822
10,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	8,126
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	211,520
590,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	630,592
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	128,436
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	58,814
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	308,100
385,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	485,485
565,000	Ovintiv, Inc., 6.500%, 8/15/2034	684,026
100,000	Ovintiv, Inc., 6.625%, 8/15/2037	120,256
270,000	Ovintiv, Inc., 7.200%, 11/01/2031	337,988
110,000	Ovintiv, Inc., 7.375%, 11/01/2031	139,919
385,000	Range Resources Corp., 9.250%, 2/01/2026	418,310
79,000	Range Resources Corp., 5.000%, 3/15/2023	80,284
180,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	192,600
600,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	622,020
371,000	SM Energy Co., 10.000%, 1/15/2025, 144A	417,037
465,000	Southwestern Energy Co., 6.450%, 1/23/2025	499,143
60,000	Southwestern Energy Co., 7.500%, 4/01/2026	63,481
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	48,094
275,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	275,000
340,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	364,225

		19,117,618

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Industrial Other – 0.2%
$315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	$328,387
145,000	Hillenbrand, Inc., 5.750%, 6/15/2025	154,788
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	156,750

		639,925

	Leisure – 2.5%
140,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	148,750
905,000	Carnival Corp., 5.750%, 3/01/2027, 144A	928,756
365,000	Carnival Corp., 7.625%, 3/01/2026, 144A	392,120
360,000	Carnival Corp., 9.875%, 8/01/2027, 144A	423,860
365,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 6.500%, 10/01/2028, 144A	392,375
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	261,356
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	539,012
800,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	808,000
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	168,094
240,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	221,203
930,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	934,650
380,000	Royal Caribbean Cruises Ltd., 11.500%, 6/01/2025, 144A	443,175
175,000	Six Flags Entertainment Corp., 4.875%, 7/31/2024, 144A	176,684
585,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	585,000
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	555,665

		6,978,700

	Lodging – 1.4%
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	727,200
545,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	578,860
1,460,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	1,524,787
320,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	331,699
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,538
525,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	596,059

		3,764,143

	Media Entertainment – 4.6%
645,000	AMC Networks, Inc., 4.250%, 2/15/2029	627,262
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	240,375
205,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	202,745
377,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	392,193
670,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	482,400
475,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	247,000
345,000	Entercom Media Corp., 6.750%, 3/31/2029, 144A	358,265
640,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	634,400
335,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	337,513
165,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	175,106
3,360,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,603,600
270,000	Lamar Media Corp., 3.750%, 2/15/2028	269,663
150,000	Lamar Media Corp., 4.000%, 2/15/2030	149,583
415,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	415,046
462,000	Meredith Corp., 6.875%, 2/01/2026	475,132
1,210,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,393,363
425,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	502,584
75,000	Netflix, Inc., 5.875%, 11/15/2028	90,718
90,000	Netflix, Inc., 6.375%, 5/15/2029	111,600
115,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	120,534
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	515,112
470,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	509,273
370,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	391,275
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	215,210
115,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	122,475
230,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	245,623

		12,828,050

	Metals & Mining – 4.4%
825,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	850,583
485,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	522,054
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	77,625

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$55,000	Carpenter Technology Corp., 6.375%, 7/15/2028	$59,119
570,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	569,031
455,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	453,862
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	92,438
269,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	315,147
545,000	Commercial Metals Co., 4.875%, 5/15/2023	569,525
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	466,900
2,560,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,649,600
615,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	625,762
600,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	619,500
955,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	1,017,075
65,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	70,735
15,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	17,858
145,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	146,087
415,000	Hudbay Minerals, Inc., 4.500%, 4/01/2026, 144A	431,314
935,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	1,033,652
980,000	Novelis Corp., 4.750%, 1/30/2030, 144A	1,010,086
390,000	United States Steel Corp., 6.250%, 3/15/2026	394,062
35,000	United States Steel Corp., 6.875%, 8/15/2025	35,693
125,000	United States Steel Corp., 6.875%, 3/01/2029	127,812
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	92,244

		12,247,764

	Midstream – 4.7%
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	587,357
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	178,433
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	126,277
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	270,875
95,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	101,028
160,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	173,380

	Midstream – continued
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	586,019
480,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(d)	391,296
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	69,618
700,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	564,634
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	207,500
195,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	190,020
330,000	EQM Midstream Partners LP, 4.750%, 1/15/2031, 144A	320,100
455,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	489,694
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	511,007
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	104,974
275,000	Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp., 5.375%, 4/01/2026, 144A	273,158
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	625,187
260,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	279,422
1,405,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	1,447,150
425,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	428,187
910,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	934,934
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	68,000
370,000	NuStar Logistics LP, 5.750%, 10/01/2025	396,092
390,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029, 144A	388,537
56,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 9/15/2024, 144A	56,840
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	87,899
395,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	398,950
1,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,312,500
735,000	Western Midstream Operating LP, 5.300%, 2/01/2030	798,122
50,000	Western Midstream Operating LP, 5.300%, 3/01/2048	50,177
345,000	Western Midstream Operating LP, 5.450%, 4/01/2044	353,798
345,000	Western Midstream Operating LP, 6.500%, 2/01/2050	373,031

		13,144,196

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
$99,717	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.606%, 11/15/2031, 144A(a)(h)(i)	$70,271
179,490	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.606%, 11/15/2031, 144A(a)(h)(i)	113,764
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	656,989
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.406%, 8/10/2044, 144A(b)	92,359
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.406%, 8/10/2044, 144A(b)	570,585
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.455%, 6/15/2044, 144A(b)(h)(i)	178,393
195,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.284%, 10/15/2030, 144A(b)	140,009
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.576%, 11/15/2027, 144A(a)	77,282
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.606%, 11/15/2027, 144A(a)(f)(g)(h)	76,938
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.506%, 11/15/2027, 144A(a)(f)(g)(h)	30,543
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.229%, 11/15/2059(b)	121,009
240,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	165,620
630,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.849%, 3/15/2044, 144A(b)	339,407
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.226%, 6/15/2044, 144A(b)	124,564
235,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.362%, 12/15/2045(b)	209,534
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.808%, 6/15/2045, 144A(b)(h)(i)	50,986

		3,018,253

	Oil Field Services – 0.6%
131,000	Nabors Industries, Inc., 9.000%, 2/01/2025, 144A	134,164
915,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	667,950
125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	127,812
561,875	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	530,972
220,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	203,348
81,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	76,950

		1,741,196

	Packaging – 1.5%
1,300,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(j)	1,365,000
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	1,178,192
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	180,838
220,000	Intelligent Packaging Ltd Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	227,150
610,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	610,000
665,000	OI European Group BV, 4.000%, 3/15/2023, 144A	681,625

		4,242,805

	Pharmaceuticals – 3.5%
1,260,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,266,552
665,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	661,821
720,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	765,332
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	206,506
165,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	172,838
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	399,607
640,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	518,400
145,000	Endo Luxembourg Finance Co. I.S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	146,269
390,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	406,185
251,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	266,223
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	247,871
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	169,255

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$621,562
3,940,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,459,517
295,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	325,887

		9,633,825

	Property & Casualty Insurance – 0.3%
150,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	160,500
281,987	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(k)	301,726
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	259,845

		722,071

	Refining – 0.4%
150,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	146,550
540,000	Parkland Corp., 5.875%, 7/15/2027, 144A	575,775
190,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	140,363
240,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	245,028

		1,107,716

	REITs – Hotels – 0.3%
380,000	Service Properties Trust, 4.750%, 10/01/2026	370,500
530,000	Service Properties Trust, 7.500%, 9/15/2025	602,304

		972,804

	REITs – Mortgage – 0.2%
185,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	182,225
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	265,000

		447,225

	REITs – Regional Malls – 0.3%
750,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	772,125

	Restaurants – 0.8%
1,280,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	1,235,200
805,000	Yum! Brands, Inc., 3.625%, 3/15/2031	773,806
125,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	132,163

		2,141,169

	Retailers – 2.4%
91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	93,085
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	102,267
975,000	Carvana Co., 5.500%, 4/15/2027, 144A	980,119
1,085,000	Carvana Co., 5.625%, 10/01/2025, 144A	1,113,796
460,000	Carvana Co., 5.875%, 10/01/2028, 144A	474,642
340,000	Crocs, Inc., 4.250%, 3/15/2029, 144A	331,507
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	524,342
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	79,500
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	129,870
185,000	L Brands, Inc., 5.250%, 2/01/2028	198,412
215,000	L Brands, Inc., 6.625%, 10/01/2030, 144A	245,487
150,000	L Brands, Inc., 6.750%, 7/01/2036	177,000
455,000	L Brands, Inc., 6.875%, 11/01/2035	542,264
270,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	280,245
115,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	120,750
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	280,500
270,000	Nordstrom, Inc., 4.375%, 4/01/2030	276,409
270,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	276,132
310,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	335,559
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	142,594

		6,704,480

	Technology – 4.5%
240,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.250%, 1/31/2026, 144A	249,223
415,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	429,077
2,565,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,540,966
346,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	352,937
575,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	610,696
850,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	830,790
1,185,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,199,753
255,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	257,550
250,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	261,720
195,000	NCR Corp., 5.000%, 10/01/2028, 144A	196,950
210,000	NCR Corp., 5.250%, 10/01/2030, 144A	212,651
930,000	Nokia OYJ, 4.375%, 6/12/2027	985,800

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$515,000	Open Text Corp., 3.875%, 2/15/2028, 144A	$519,053
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,675
410,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	406,413
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	133,253
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	141,375
205,000	PTC, Inc., 3.625%, 2/15/2025, 144A	210,381
290,000	PTC, Inc., 4.000%, 2/15/2028, 144A	294,350
550,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	554,950
175,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	190,978
65,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	77,513
195,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	192,258
180,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	186,750
500,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	519,325
415,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	424,856
255,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	266,131
255,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	264,005

		12,530,379

	Transportation Services – 0.2%
410,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	427,241

	Wireless – 1.4%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	1,301,062
975,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	1,035,937
430,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	464,125
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	820,189
180,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	189,144

		3,810,457

	Wirelines – 0.7%
210,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	213,087
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	241,241
30,000	Lumen Technologies, Inc., 5.125%, 12/15/2026, 144A	31,601
420,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	453,075

	Wirelines – continued
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	113,415
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	195,615
165,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	178,323
275,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.500%, 2/15/2029, 144A	271,562
260,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	264,791

		1,962,710

	Total Non-Convertible Bonds

	(Identified Cost $220,976,694)	236,756,887

Convertible Bonds – 5.7%

	Airlines – 0.4%
185,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	203,278
530,000	Southwest Airlines Co., 1.250%, 5/01/2025	909,944

		1,113,222

	Cable Satellite – 1.8%
195,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(n)	206,310
960,000	DISH Network Corp., 2.375%, 3/15/2024	922,800
3,400,000	DISH Network Corp., 3.375%, 8/15/2026	3,268,420
375,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	433,875

		4,831,405

	Communications – 0.1%
410,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(n)	387,450

	Consumer Cyclical Services – 0.3%
260,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(n)	283,790
205,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(l)	193,853
345,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(n)	362,466

		840,109

	Diversified Manufacturing – 0.2%
370,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	402,375

	Electric – 0.0%
125,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(n)	112,272

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Healthcare – 0.7%
$250,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025	$277,975
190,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(n)	166,369
1,200,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	1,333,560

		1,777,904

	Industrial Other – 0.1%
115,000	Chegg, Inc., Zero Coupon, 0.000%, 9/01/2026, 144A(n)	123,625

	Lodging – 0.1%
330,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(n)	390,844

	Oil Field Services – 0.1%
445,000	Oil States International, Inc., 1.500%, 2/15/2023	366,631

	Pharmaceuticals – 1.5%
410,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	421,449
435,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	440,176
2,005,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	1,966,103
340,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	308,005
205,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(n)	262,912
245,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	223,103
65,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	110,214
325,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	436,922

		4,168,884

	Technology – 0.4%
25,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	25,839
280,000	LivePerson, Inc., Zero Coupon, 0.000%, 12/15/2026, 144A(n)	282,100
170,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	197,727
215,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	265,525
325,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(n)	406,445

		1,177,636

	Total Convertible Bonds

	(Identified Cost $15,020,398)	15,692,357

	Total Bonds and Notes

	(Identified Cost $235,997,092)	252,449,244

Collateralized Loan Obligations – 0.9%
250,000	Ballyrock CLO Ltd., Series 2019-1A, Class C, 3-month LIBOR + 3.700%, 3.941%, 7/15/2032, 144A(a)	250,507
260,000	Battalion CLO XIV Ltd., Series 2019-14A, Class E, 3-month LIBOR + 6.680%, 6.904%, 4/20/2032, 144A(a)	257,229
390,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 2.463%, 4/27/2027, 144A(a)	384,176
325,000	Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class DR, 3-month LIBOR + 3.050%, 3.274%, 7/20/2031, 144A(a)	325,034
465,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.324%, 7/20/2026, 144A(a)	461,142
680,000	OZLM XXIII Ltd., Series 2019-23A, Class E, 3-month LIBOR + 6.800%, 7.041%, 4/15/2032, 144A(a)	674,335

	Total Collateralized Loan Obligations

	(Identified Cost $2,272,050)	2,352,423

Shares

Preferred Stocks – 1.9%

	Banking – 0.1%
222	Bank of America Corp., Series L, 7.250%	310,356

	Electric – 0.1%
4,890	NextEra Energy, Inc., 5.279%	242,202

	Food & Beverage – 1.5%
36,048	Bunge Ltd., 4.875%	4,152,061

	Healthcare – 0.2%
6,170	Boston Scientific Corp., Series A, 5.500%	661,794

	Total Preferred Stocks

	(Identified Cost $4,629,204)	5,366,413

Common Stocks – 1.6%

	Aerospace & Defense – 0.1%
348	Lockheed Martin Corp.	128,586

	Air Freight & Logistics – 0.0%
721	United Parcel Service, Inc., Class B	122,563

	Beverages – 0.0%
2,342	Coca-Cola Co. (The)	123,447

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 0.1%
163	BlackRock, Inc.	$122,895
1,475	Morgan Stanley	114,549

		237,444

	Chemicals – 0.1%
12,926	Hexion Holdings Corp., Class B(m)	197,121

	Communications Equipment – 0.1%
2,550	Cisco Systems, Inc.	131,860

	Electric Utilities – 0.1%
1,332	Duke Energy Corp.	128,578
1,534	NextEra Energy, Inc.	115,986

		244,564

	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(m)	9,074

	Food & Staples Retailing – 0.0%
890	Walmart, Inc.	120,889

	Health Care Equipment & Supplies – 0.0%
957	Abbott Laboratories	114,687

	Health Care Providers & Services – 0.1%
374	Anthem, Inc.	134,247
349	UnitedHealth Group, Inc.	129,853

		264,100

	Hotels, Restaurants & Leisure – 0.0%
1,091	Starbucks Corp.	119,213

	Household Products – 0.0%
941	Procter & Gamble Co. (The)	127,440

	Insurance – 0.1%
1,333	Progressive Corp. (The)	127,448

	IT Services – 0.1%
453	Accenture PLC, Class A	125,141
661	Automatic Data Processing, Inc.	124,579

		249,720

	Machinery – 0.1%
359	Deere & Co.	134,316

	Media – 0.0%
2,149	Comcast Corp., Class A	116,282

	Metals & Mining – 0.1%
2,127	Newmont Corp.	128,194

	Oil, Gas & Consumable Fuels – 0.3%
2,801	Battalion Oil Corp.(m)	30,475
1,133	Chevron Corp.	118,727
18,892	Whiting Petroleum Corp.(m)	669,721
4,950	Williams Cos., Inc. (The)	117,266

		936,189

	Pharmaceuticals – 0.1%
730	Johnson & Johnson	119,976
1,612	Merck & Co., Inc.	124,269

		244,245

	REITs – Diversified – 0.1%
550	American Tower Corp.	131,483

	Road & Rail – 0.0%
557	Union Pacific Corp.	122,768

	Software – 0.0%
493	Microsoft Corp.	116,235

	Specialty Retail – 0.1%
447	Home Depot, Inc. (The)	136,447

	Technology Hardware, Storage & Peripherals – 0.0%
918	Apple, Inc.	112,134

	Total Common Stocks

	(Identified Cost $5,311,654)	4,496,449

Warrants – 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(g)(m)	1,590
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(g)(m)	757
7,285	Stearns Holdings LLC, Expiration on 11/5/2039(f)(g)(h)(m)	16,974

	Total Warrants

	(Identified Cost $35,226)	19,321

Principal Amount

Short-Term Investments – 3.3%

$9,089,888	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $9,089,888 on 4/01/2021 collateralized by $9,022,900 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $9,271,715 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,089,888)	9,089,888

	Total Investments – 99.0%

	(Identified Cost $257,335,114)	273,773,738

	Other assets less liabilities—1.0%	2,888,408

	Net Assets – 100.0%	$276,662,146

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(d)	Perpetual bond with no specified maturity date.

(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund  – continued

(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(g)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $126,802 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(h)	Illiquid security.

(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $413,414 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in cash.

(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in principal.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(m)	Non-income producing security.

(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $163,504,174 or 59.1% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2021 (Unaudited)

Independent Energy	6.9%
Cable Satellite	6.6
Healthcare	5.7
Pharmaceuticals	5.1
Technology	4.9
Aerospace & Defense	4.8
Midstream	4.7
Media Entertainment	4.6
Metals & Mining	4.5
Consumer Cyclical Services	4.2
Gaming	4.0
Food & Beverage	3.8
Automotive	3.7
Finance Companies	3.2
Building Materials	2.7
Leisure	2.5
Retailers	2.4
Other Investments, less than 2% each	20.5
Short-Term Investments	3.3
Collateralized Loan Obligations	0.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.5% of Net Assets

	ABS Car Loan – 10.5%
$1,525,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$1,552,528
4,500,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	4,580,357
1,195,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	1,251,718
1,695,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.830%, 3/15/2027, 144A	1,689,283
4,425,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	4,643,718
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,565,156
370,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.480%, 2/18/2026	376,010
715,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	716,628
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	650,438
3,560,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	3,820,964
6,040,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	6,284,151
615,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	638,495
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,977,496
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,945,071
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,870,680
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,121,457
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,050,843
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,409,594
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,683,682

	ABS Car Loan – continued
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,693,836
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,074,878
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,331,719
1,465,000	CarMax Auto Owner Trust, Series 2019-4, Class B, 2.320%, 7/15/2025	1,514,345
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	505,140
1,485,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,465,547
4,040,000	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	4,015,570
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,429,705
5,335,000	Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	5,334,224
229,075	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	230,437
2,035,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	2,057,363
521,616	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(a)	524,618
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,454,760
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	931,331
1,245,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,258,954
2,775,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030, 144A	2,771,792
2,347,242	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,394,352
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,021,919
1,235,654	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,245,257
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,221,997
1,260,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	1,275,789

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$1,385,000	DT Auto Owner Trust, Series 2021-1A, Class C, 0.840%, 10/15/2026, 144A	$1,381,173
2,120,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740%, 1/15/2026	2,115,630
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,463,654
815,633	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	819,045
1,625,000	First Investors Auto Owner Trust, Series 2021-1A, Class C, 1.170%, 3/15/2027, 144A	1,609,043
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,849,812
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,896,640
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,605,191
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	789,083
1,690,000	Flagship Credit Auto Trust, Series 2021-1, Class C, 0.910%, 3/15/2027, 144A	1,664,435
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,546,314
3,025,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.040%, 8/15/2031, 144A	3,106,551
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,710,261
2,815,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.830%, 8/15/2028	2,793,165
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,289,791
5,245,000	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	5,370,812
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,741,684
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	573,899
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	809,926

	ABS Car Loan – continued
5,300,000	NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 1-month LIBOR + 0.700%, 0.806%, 10/15/2024, 144A(b)	5,344,942
5,000,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	5,094,206
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,032,940
2,610,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	2,612,897
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	823,446
1,110,000	Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.030%, 11/16/2026, 144A	1,085,196
1,350,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	1,483,489
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,922,848
765,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	813,461
1,265,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	1,281,048
2,340,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	2,361,196
652,499	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	654,151
2,260,000	United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.150%, 2/10/2025, 144A	2,285,165
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	152,760
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	532,007
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,935,545
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,489,665

		161,622,873

	ABS Credit Card – 0.6%
850,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/17/2024, 144A	851,329
2,275,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	2,275,344

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Credit Card – continued
$5,275,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	$5,422,365

		8,549,038

	ABS Home Equity – 6.6%
2,937,833	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(c)	2,972,089
2,016,100	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,140,034
886,381	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	908,697
766,708	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	778,612
794,340	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	809,407
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,464,654
1,307,348	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(c)	1,341,928
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(c)	1,543,120
272,437	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	274,259
1,048,196	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	1,096,293
1,918,870	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	2,018,360
2,358,074	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,456,526
20,965	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	20,938
2,458,188	CSMC Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	2,452,356
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 9/17/2025, 144A	907,975
522,522	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.638%, 8/25/2060, 144A(b)	522,998
1,238,102	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.723%, 5/19/2034(c)	1,250,319

	ABS Home Equity – continued
6,000,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.258%, 7/17/2037, 144A(b)	6,015,344
5,975,000	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 1.358%, 1/17/2038, 144A(b)	6,003,176
30,061,897	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.421%, 11/25/2048, 144A(c)(d)(e)(f)	119,045
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(c)	4,721,081
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	575,736
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	1,755,950
4,006,000	Mill City Mortgage Loan Trust, Series 2015-2, Class B1, 3.657%, 9/25/2057, 144A(c)	4,309,698
117,432	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	118,388
1,397,842	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.482%, 8/25/2058, 144A(a)(c)	1,473,614
2,119,678	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(c)	2,118,445
39,344	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.767%, 7/25/2035(c)(e)(f)	33,426
631,073	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	644,246
984,192	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(c)	1,008,414
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,308,163
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037, 144A	597,700
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,116,081
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,670,355
6,407	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(e)(f)	5,576
65,349	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(e)(f)	61,296

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$1,392	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(e)(f)	$1,296
667,559	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	680,413
2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.609%, 2/25/2057, 144A(b)	2,193,116
159,949	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	160,230
369,296	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	372,028
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(c)	5,788,038
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(c)	4,233,098
1,339,996	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(c)	1,410,313
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	2,347,558
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(c)	5,949,450
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(c)	5,937,545
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	5,042,732
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,278,142
3,008,574	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	3,079,703
1,700,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,751,691
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,274,428
1,185,204	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.064%, 11/25/2036(c)	1,117,518

		101,231,598

	ABS Other – 8.8%
3,057,686	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	3,189,578
925,000	Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025, 144A	925,746

	ABS Other – continued
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	328,822
1,501,354	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,511,238
2,410,000	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	2,403,151
3,581,050	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	3,587,397
2,053,405	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	2,049,267
462,129	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	470,122
1,007,016	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,011,081
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,194,877
291,695	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	292,384
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	4,065,969
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/16/2032, 144A	565,776
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,218,821
2,898,592	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	2,899,521
4,445,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	4,342,174
660,000	CNH Equipment Trust, Series 2020-A, Class A4, 1.510%, 4/15/2027	673,934
1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	1,051,102
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	747,998
1,357,200	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	1,417,165
2,235,661	Diamond Resorts Owner Trust, Series 2019-1, Class A, 2.890%, 2/20/2032, 144A	2,307,195
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	801,108

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$572,558	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	$595,507
1,427,866	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	1,444,819
697,028	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	696,299
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,250,295
567,539	ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 2/28/2051, 144A	566,542
2,140,225	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,143,482
24,405	Lending Point Asset Securitization Trust, Series 2020-1, Class A, 2.512%, 2/10/2026, 144A	24,406
1,097,474	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,107,849
676,027	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	648,362
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	306,535
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,682,342
5,950,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	6,241,502
5,970,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	5,988,232
1,731,302	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	1,783,980
2,030,000	PFS Financing Corp., Series 2020-A, Class A, 1.270%, 6/15/2025, 144A	2,057,825
1,680,000	PFS Financing Corp., Series 2020-E, Class A, 1.000%, 10/15/2025, 144A	1,691,137
1,830,000	PFS Financing Corp., Series 2021-A, Class A, 0.710%, 4/15/2026, 144A	1,822,036
4,798,465	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,703,443
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,612,753
541,388	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	562,323
3,457,266	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	3,546,774

	ABS Other – continued
844,013	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	858,580
1,000,000	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	997,580
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.509%, 9/15/2032(b)	260,057
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.506%, 9/15/2032(b)	210,046
4,413,000	SoFi Consumer Loan Program Trust, Series 2017-6, Class B, 3.520%, 11/25/2026, 144A	4,474,026
341,809	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	342,805
110,344	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A	111,143
414,442	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	417,774
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	4,284,507
5,029,123	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	5,091,343
706,313	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	713,694
657,446	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	669,356
2,622,400	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	2,545,279
7,630,000	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	7,617,105
5,152,111	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	5,163,330
2,027,250	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	2,065,301
1,934,683	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	1,863,548
4,705,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	4,591,020
4,854,444	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,770,043
2,076,221	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,163,061
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	947,673

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$587,107	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	$592,043
3,438,895	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	3,392,994

		135,673,177

	ABS Student Loan – 3.1%
925,000	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	922,014
986,539	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	994,517
262,261	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	264,125
3,006,293	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	3,080,576
1,110,000	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	1,098,723
2,019,666	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	2,099,863
3,026,019	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	3,105,791
2,336,156	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	2,374,864
1,580,000	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,606,518
3,154,793	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	3,175,748
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,613,082
362,921	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	364,259
3,492,265	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	3,481,084
2,040,000	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	2,032,799
781,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.510%, 6/15/2032(b)	781,213
125,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.507%, 6/15/2032(b)	125,034
247,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.453%, 3/15/2033(b)	247,066

	ABS Student Loan – continued
3,666,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.506%, 3/15/2033(b)	3,666,979
2,385,288	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 0.906%, 2/15/2036, 144A(a)(b)	2,385,288
2,007,713	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,125,562
1,398,406	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	1,381,116
1,148,757	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)(g)(h)	1,152,042
637,930	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	648,827
1,512,014	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	1,547,426
1,243,208	SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 2/15/2046, 144A	1,262,614
5,715,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	5,856,989

		47,394,119

	ABS Whole Business – 1.6%
2,650,400	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,839,576
1,793,685	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,937,072
3,929,250	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	4,014,436
3,981,600	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,816,921
2,550,729	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,718,138
5,151,350	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.110%, 9/20/2045, 144A	5,171,420
3,584,588	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,777,833

		24,275,396

	Agency Commercial Mortgage-Backed Securities – 7.6%
19,277,146	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.135%, 4/25/2032(c)(d)	1,555,993

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$230,830	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.037%, 11/25/2022(b)	$231,274
24,891,856	Federal National Mortgage Association, Series 2019-M17, Class X, 0.317%, 8/25/2034(c)(d)	647,671
20,550,679	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 1.960%, 6/25/2028(c)(d)	2,070,627
20,382,331	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.137%, 8/25/2034(c)(d)	2,970,341
3,383,924	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.862%, 8/25/2034(c)(d)	284,543
18,383,780	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.638%, 11/25/2029(c)(d)	906,357
13,744,557	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.690%, 3/25/2030(c)(d)	1,783,081
14,687,491	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.244%, 8/25/2030(c)(d)	1,425,693
20,914,325	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.580%, 10/25/2034(c)(d)	1,212,131
2,563,740	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.334%, 7/25/2035(c)(d)(e)(f)	359,845
9,050,231	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.285%, 12/25/2021(c)(d)(e)(f)	31,960
365,713,016	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.248%, 2/25/2023(a)(c)(d)	1,412,676
76,622,022	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.200%, 4/25/2023(a)(c)(d)(e)(f)	285,180
31,668,793	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.719%, 10/25/2023(c)(d)(e)(f)	510,469
33,235,324	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.113%, 3/25/2024(c)(d)	924,906
37,248,657	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.711%, 9/25/2024(a)(c)(d)	804,400

	Agency Commercial Mortgage-Backed Securities – continued
71,457,380	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.130%, 5/25/2025(c)(d)(e)(f)	399,244
41,239,278	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.539%, 9/25/2025(a)(c)(d)	888,698
16,754,863	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.652%, 11/25/2025(c)(d)	443,535
9,511,680	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.885%, 12/25/2025(c)(d)(e)(f)	346,322
16,602,363	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.168%, 1/25/2026(c)(d)	821,286
7,489,170	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.360%, 3/25/2026(c)(d)	439,374
27,479,671	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.181%, 7/25/2026(c)(d)	1,466,923
8,538,861	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.924%, 8/25/2026(c)(d)	376,898
25,435,028	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.311%, 9/25/2026(c)(d)	383,331
92,612,615	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.072%, 10/25/2026(c)(d)	453,561
17,543,302	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.523%, 1/25/2030(c)(d)	2,031,058
11,627,951	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.591%, 1/25/2030(c)(d)	1,410,191
14,899,116	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.957%, 1/25/2031(c)(d)	1,100,183
2,140,341	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.198%, 1/25/2023(c)(d)(e)(f)	24,761
47,240,795	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.224%, 8/25/2025(c)(d)(e)(f)	237,551

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$33,014,861	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.295%, 12/25/2026(c)(d)	$344,649
129,226,539	Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class X1, IO, 0.017%, 8/25/2033(c)(d)	796,307
39,947,160	Government National Mortgage Association, Series 2017-90, Class IO, 0.714%, 1/16/2059(c)(d)	2,055,237
41,627,462	Government National Mortgage Association, Series 2020-179, Class IO, 1.003%, 9/16/2062(c)(d)	3,766,328
47,272,475	Government National Mortgage Association, Series 2020-26, Class IO, 0.886%, 10/15/2061(c)(d)	3,433,887
4,927,783	Government National Mortgage Association, Series 2003-87, Class E, 4.672%, 8/16/2043(c)	5,104,773
4,335,923	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	64,095
2,009,924	Government National Mortgage Association, Series 2006-51, Class IO, 0.972%, 8/16/2046(a)(c)(d)(e)(f)	55,154
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,671,752
1,026,715	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,099,182
4,315,527	Government National Mortgage Association, Series 2009-114, Class IO, 0.029%, 10/16/2049(c)(d)(e)(f)	329
3,873,225	Government National Mortgage Association, Series 2010-124, Class X, 0.294%, 12/16/2052(a)(c)(d)(e)(f)	33,878
252,948	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(c)(d)(e)(f)	11,098
2,653,187	Government National Mortgage Association, Series 2011-119, Class IO, 0.311%, 8/16/2051(c)(d)(e)(f)	14,921
7,208,245	Government National Mortgage Association, Series 2011-121, Class IO, 0.122%, 6/16/2043(a)(c)(d)(e)(f)	13,629
2,776,799	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	3,428,694
12,419,678	Government National Mortgage Association, Series 2011-161, Class IO, 0.208%, 4/16/2045(c)(d)(e)(f)	62,294

	Agency Commercial Mortgage-Backed Securities – continued
2,423,270	Government National Mortgage Association, Series 2011-38, Class IO, 0.297%, 4/16/2053(a)(c)(d)(e)(f)	39,789
419,050	Government National Mortgage Association, Series 2011-53, Class IO, Zero Coupon, 0.000%, 5/16/2051(a)(c)(d)(e)(f)(m)	11
2,328,254	Government National Mortgage Association, Series 2012-100, Class IC, 1.474%, 9/16/2050(c)(d)(e)(f)	24,130
1,770,177	Government National Mortgage Association, Series 2012-111, Class IC, 1.374%, 9/16/2050(c)(d)(e)(f)	17,599
36,097,344	Government National Mortgage Association, Series 2012-142, Class IO, 0.507%, 4/16/2054(a)(c)(d)(e)(f)	443,853
6,303,788	Government National Mortgage Association, Series 2012-23, Class IO, 0.177%, 6/16/2053(a)(c)(d)(e)(f)	38,695
14,790,744	Government National Mortgage Association, Series 2012-55, Class IO, 0.140%, 4/16/2052(a)(c)(d)(e)(f)	28,075
8,489,539	Government National Mortgage Association, Series 2012-70, Class IO, 0.165%, 8/16/2052(a)(c)(d)(e)(f)	37,832
7,881,934	Government National Mortgage Association, Series 2012-79, Class IO, 0.423%, 3/16/2053(c)(d)(e)(f)	123,036
34,397,060	Government National Mortgage Association, Series 2012-85, Class IO, 0.547%, 9/16/2052(a)(c)(d)	548,220
2,557,277	Government National Mortgage Association, Series 2013-175, Class IO, 0.358%, 5/16/2055(c)(d)(e)(f)	34,772
5,357,585	Government National Mortgage Association, Series 2014-101, Class IO, 0.753%, 4/16/2056(c)(d)(e)(f)	167,983
12,328,529	Government National Mortgage Association, Series 2014-130, Class IB, 0.497%, 8/16/2054(a)(c)(d)(e)(f)	260,370
18,330,996	Government National Mortgage Association, Series 2014-24, Class IX, 0.343%, 1/16/2054(a)(c)(d)(e)(f)	230,040
14,211,869	Government National Mortgage Association, Series 2014-70, Class IO, 0.572%, 3/16/2049(a)(c)(d)(e)(f)	458,519
8,317,428	Government National Mortgage Association, Series 2014-86, Class IO, 0.593%, 4/16/2056(c)(d)(e)(f)	214,457
22,782,071	Government National Mortgage Association, Series 2015-120, Class IO, 0.739%, 3/16/2057(a)(c)(d)	770,733

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$37,044,267	Government National Mortgage Association, Series 2015-146, Class IB, 0.764%, 7/16/2055(a)(c)(d)	$1,228,784
8,887,873	Government National Mortgage Association, Series 2015-171, Class IO, 0.827%, 11/16/2055(c)(d)	376,844
13,999,257	Government National Mortgage Association, Series 2015-189, Class IG, 0.851%, 1/16/2057(a)(c)(d)	570,446
8,372,544	Government National Mortgage Association, Series 2015-21, Class IO, 0.897%, 7/16/2056(c)(d)	341,727
20,401,415	Government National Mortgage Association, Series 2015-32, Class IO, 0.689%, 9/16/2049(a)(c)(d)	652,519
6,487,675	Government National Mortgage Association, Series 2015-68, Class IO, 0.616%, 7/16/2057(c)(d)(e)(f)	210,710
17,466,256	Government National Mortgage Association, Series 2015-70, Class IO, 0.754%, 12/16/2049(a)(c)(d)	535,334
19,506,072	Government National Mortgage Association, Series 2015-73, Class IO, 0.676%, 11/16/2055(a)(c)(d)	653,391
39,600,776	Government National Mortgage Association, Series 2016-132, Class IO, IO, 0.918%, 7/16/2056(c)(d)	1,840,985
15,200,578	Government National Mortgage Association, Series 2016-143, Class IO, 0.865%, 10/16/2056(a)(d)	853,646
24,672,140	Government National Mortgage Association, Series 2016-6, Class IO, 0.533%, 2/16/2051(a)(c)(d)	578,554
39,650,420	Government National Mortgage Association, Series 2017-168, Class IO, 0.604%, 12/16/2059(a)(c)(d)	1,938,208
10,784,087	Government National Mortgage Association, Series 2018-133, Class IO, 0.956%, 6/16/2058(c)(d)	780,067
17,068,661	Government National Mortgage Association, Series 2018-2, Class IO, 0.731%, 12/16/2059(c)(d)	922,949
50,611,420	Government National Mortgage Association, Series 2018-82, Class IO, 0.438%, 5/16/2058(c)(d)	2,164,914
27,927,103	Government National Mortgage Association, Series 2018-96, Class IO, 0.481%, 8/16/2060(c)(d)	1,289,450
27,029,524	Government National Mortgage Association, Series 2019-75, Class IO, 0.945%, 12/16/2060(c)(d)	1,852,977
22,304,066	Government National Mortgage Association, Series 2019-94, Class IO, 0.956%, 8/16/2061(c)(d)	1,628,902

	Agency Commercial Mortgage-Backed Securities – continued
49,899,105	Government National Mortgage Association, Series 2020-108, Class IO, IO, 0.933%, 6/16/2062(c)(d)	4,041,658
21,209,696	Government National Mortgage Association, Series 2020-128, Class IO, IO, 0.982%, 10/16/2062(c)(d)	1,855,598
35,306,119	Government National Mortgage Association, Series 2020-130, Class IO, 1.012%, 8/16/2060(c)(d)	3,128,931
47,006,907	Government National Mortgage Association, Series 2020-136, Class IO, 1.138%, 8/16/2062(c)(d)	4,487,458
45,015,732	Government National Mortgage Association, Series 2020-172, Class IO, 1.204%, 9/16/2062(c)(d)	4,436,296
25,203,986	Government National Mortgage Association, Series 2020-174, Class IO, IO, 1.008%, 1/16/2063(c)(d)	2,169,728
49,825,065	Government National Mortgage Association, Series 2020-197, Class IO, 0.982%, 10/16/2062(c)(d)	4,356,091
10,740,770	Government National Mortgage Association, Series 2021-10, Class IO, IO, 1.000%, 5/16/2063(c)(d)	973,017
50,059,419	Government National Mortgage Association, Series 2021-12, Class IO, IO, 0.982%, 3/16/2063(c)(d)	4,327,136
46,361,363	Government National Mortgage Association, Series 2021-20, Class IO, 1.117%, 8/16/2062(c)(d)	4,466,175
45,369,223	Government National Mortgage Association, Series 2021-33, Class IO, IO, 0.995%, 10/16/2062(c)(d)	4,004,478
33,580,000	Government National Mortgage Association, Series 2021-40, Class IO, IO, 0.843%, 2/16/2063(c)(d)	2,709,805

		116,011,162

	Collateralized Mortgage Obligations – 12.6%
17,855,000	Federal Home Loan Corp., Series 5094, Class IO, 1.706%, 12/15/2048(c)(e)(f)	1,769,458
27,838	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(e)(f)	29,093
229,477	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.735%, 6/15/2023(c)(e)(f)	248,148

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$95,914	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	$21,474
66,449	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.902%, 11/15/2033(c)(e)(f)	70,364
19,186	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 0.356%, 10/15/2034(a)(b)(e)(f)	18,987
1,240,417	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 18.271%, 5/15/2035(a)(c)	1,597,851
4,088,511	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.094%, 5/15/2036(a)(c)(d)(e)(f)	873,096
1,220,884	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 6.514%, 10/15/2036(c)(d)(e)(f)	242,295
1,310,632	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 6.144%, 2/15/2038(c)(d)(e)(f)	245,309
711,980	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 17.430%, 2/15/2038(a)(c)(e)(f)	952,504
669,942	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 15.706%, 2/15/2038(a)(c)(e)(f)	825,492
808,736	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.771%, 6/15/2048(a)(c)(d)	866,004
796,483	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.792%, 12/15/2036(a)(c)(d)	846,327
2,519,404	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 6.394%, 10/15/2040(c)(d)(e)(f)	489,891
138,260	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 0.506%, 11/15/2040(b)(e)(f)	136,918
351,187	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.970%, 2/15/2041(c)	378,852
2,271,373	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.794%, 9/15/2041(c)(d)(e)(f)	390,998
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 23.470%, 8/15/2040(a)(c)	3,023,186
1,584,880	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 6.044%, 8/15/2032(c)(d)(e)(f)	191,451
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	1,874,237
5,737,649	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 2.188%, 6/15/2039(c)(d)(e)(f)	346,502
132,652	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(e)(f)	137,537

	Collateralized Mortgage Obligations – continued
157,656	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(e)(f)	163,596
2,696,617	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(d)	366,204
7,152,868	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 5.994%, 4/15/2047(c)(d)	1,250,690
3,268,596	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(d)	329,477
2,223,211	Federal Home Loan Mortgage Corp., REMIC, Series 4860, Class CY, 3.500%, 8/15/2047	2,381,197
4,894,659	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(d)	895,871
255,168	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.406%, 11/25/2044(c)(d)	56,183
12,263,718	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 5.061%, 4/15/2042(c)(d)	2,433,888
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(d)(e)(f)	351,489
302,394	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	56,253
2,497,577	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 6.391%, 3/25/2042(c)(d)	578,009
1,720,849	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 5.841%, 3/25/2042(c)(d)(e)(f)	229,732
3,118,055	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 6.491%, 11/25/2043(c)(d)	691,980
59,154	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.141%, 1/25/2024(c)(d)(e)(f)	4,817
873,171	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)(e)(f)	887,693
1,867,251	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 24.022%, 6/25/2035(a)(c)	2,896,517
2,323,084	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,732,864
1,420,616	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 23.802%, 6/25/2036(a)(c)	2,290,224

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$63,674	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.191%, 8/25/2036(c)(d)(e)(f)	$10,422
399,317	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 32.457%, 8/25/2036(c)	741,300
984,021	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.480%, 8/25/2038(a)(c)	1,024,279
256,961	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.203%, 11/25/2038(c)(e)(f)	281,329
1,096,847	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.457%, 3/25/2039(a)(c)	1,146,095
89,756	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.053%, 12/25/2039(c)(e)(f)	90,919
2,402,286	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(a)	2,852,587
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.585%, 11/25/2040(c)	524,412
3,414,712	Federal National Mortgage Association, REMIC, Series 2011-109, Class PZ, 4.500%, 8/25/2041	3,916,235
2,398,556	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 5.741%, 6/25/2041(c)(d)(e)(f)	349,520
1,985,011	Federal National Mortgage Association, REMIC, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,200,250
6,310,551	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.891%, 9/25/2042(c)(d)(e)(f)	873,999
1,010,900	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.879%, 7/25/2043(a)(c)	1,338,471
2,624,494	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 6.041%, 8/25/2042(a)(c)(d)(e)(f)	377,491
20,994,679	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.941%, 4/25/2044(c)(d)	3,634,490

	Collateralized Mortgage Obligations – continued
2,284,293	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.941%, 5/25/2044(c)(d)(e)(f)	381,582
609,600	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	676,183
12,158,242	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 5.991%, 4/25/2046(a)(c)(d)	2,150,074
2,038,975	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	1,987,508
13,719,207	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.991%, 10/25/2034(a)(c)(d)	2,215,297
16,681,562	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 5.991%, 9/25/2046(a)(c)(d)	3,133,086
11,233,741	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 5.991%, 9/25/2046(a)(c)(d)	2,091,886
6,901,445	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 5.991%, 11/25/2046(c)(d)	1,129,423
6,874,605	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 5.991%, 11/25/2046(c)(d)	1,215,699
8,417,133	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 6.541%, 12/25/2046(a)(c)(d)	1,584,310
11,147,669	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 6.041%, 4/25/2047(a)(c)(d)	2,131,175
52,199,161	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(a)(c)(d)	5,432,779
3,600,000	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(d)	1,036,054
13,404,813	Federal National Mortgage Association, REMIC, Series 2020-89, Class IM, IO, 2.000%, 12/25/2050(d)	1,594,043
15,310,000	Federal National Mortgage Association, Series 2021-24, Class IO, 1.258%, 3/25/2059(c)(e)(f)	1,282,212
412,475	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(d)(e)(f)	73,074

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$108,823	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	$27,575
433,018	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(d)(e)(f)	80,335
283,888	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	48,228
955,186	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(d)(e)(f)	178,557
404,918	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(d)(e)(f)	82,193
219,731	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	45,729
481,890	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(d)(e)(f)	102,267
218,505	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	51,679
260,431	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(d)(e)(f)	52,595
329,746	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(d)(e)(f)	80,786
308,642	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(d)(e)(f)	58,266
162,652	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)(f)	33,174
180,224	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(f)	41,574
115,534	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(f)	26,276
34,641	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	8,011
1,049,559	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)(f)	197,808
378,978	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(d)(e)(f)	82,699
285,062	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	46,121
293,477	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	19,440
169,209	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	40,452

	Collateralized Mortgage Obligations – continued
29,542	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	7,343
313,442	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(e)(f)	367,594
304,923	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.795%, 2/20/2060(b)	306,404
584,548	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 0.470%, 5/20/2059(a)(b)	584,830
185,873	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.470%, 10/20/2060(b)	186,060
163,865	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 0.620%, 12/20/2060(b)	164,628
82,143	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 0.620%, 3/20/2061(b)	82,510
109,794	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 0.720%, 10/20/2061(b)(e)(f)	109,913
303,821	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 0.790%, 10/20/2061(b)(e)(f)	301,253
36,140	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)(e)(f)	36,379
414,731	Government National Mortgage Association, Series 2012-H22, Class HD, 5.298%, 1/20/2061(c)(e)(f)	456,389
6,863	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 0.720%, 10/20/2062(b)(e)(f)	6,882
429,495	Government National Mortgage Association, Series 2012-H24, Class HI, 0.538%, 10/20/2062(c)(d)(e)(f)	18,790
643,707	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 0.440%, 1/20/2063(b)(e)(f)	640,638
95,853	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(e)(f)	96,332
271,309	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	275,928
1,730,643	Government National Mortgage Association, Series 2013-H13, Class SI, 1.312%, 6/20/2063(c)(d)(e)(f)	87,940

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$13,479,573	Government National Mortgage Association, Series 2013-H16, Class AI, 1.600%, 7/20/2063(c)(d)(e)(f)	$413,048
9,055,283	Government National Mortgage Association, Series 2013-H18, Class EI, 1.691%, 7/20/2063(c)(d)(e)(f)	447,098
1,314,337	Government National Mortgage Association, Series 2013-H18, Class JI, 1.336%, 8/20/2063(c)(d)(e)(f)	41,943
366,986	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 0.720%, 8/20/2063(b)(e)(f)	367,165
9,748,984	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(a)(c)	10,487,852
20,728,505	Government National Mortgage Association, Series 2014-H24, Class HI, 0.963%, 9/20/2064(c)(d)	676,703
4,175,477	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(d)(e)(f)	419,130
15,142,707	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.593%, 10/20/2064(a)(c)	16,818,139
750,356	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)(e)(f)	785,075
21,377	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.420%, 4/20/2061(a)(b)(e)(f)	21,268
2,960,554	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	3,007,372
23,996	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.400%, 5/20/2063(a)(b)(e)(f)	23,857
14,677	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 0.320%, 4/20/2063(a)(b)(e)(f)	14,499
373,003	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.001%, 3/20/2065(c)(e)(f)	398,561
11,922	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.820%, 10/20/2065(a)(b)(e)(f)	11,844
127,665	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.594%, 9/20/2065(c)(e)(f)	143,435
7,739	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.800%, 8/20/2061(b)(e)(f)	7,751
1,745,724	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,851,943

	Collateralized Mortgage Obligations – continued
698,065	Government National Mortgage Association, Series 2016-23, Class PA, 5.664%, 7/20/2037(a)(c)(e)(f)	780,609
14,521,383	Government National Mortgage Association, Series 2016-H01, Class AI, 1.629%, 1/20/2066(a)(c)(d)	913,511
22,267,946	Government National Mortgage Association, Series 2016-H09, Class JI, 2.807%, 4/20/2066(a)(c)(d)	1,552,143
615,413	Government National Mortgage Association, Series 2016-H14, Class JZ, 3.871%, 8/20/2063(c)(e)(f)	638,983
608,070	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.457%, 8/20/2066(c)(e)(f)	655,078
270,192	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.881%, 6/20/2061(c)(e)(f)	273,822
173,934	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 0.520%, 8/20/2066(a)(b)(e)(f)	172,999
20,316	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.520%, 9/20/2063(a)(b)(e)(f)	20,219
13,288,628	Government National Mortgage Association, Series 2017-128, Class IO, IO, 0.908%, 12/16/2056(c)(d)	788,579
2,817,906	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 2.277%, 1/20/2067(c)(d)(e)(f)	268,703
20,579,606	Government National Mortgage Association, Series 2018-110, Class IO, 0.672%, 1/16/2060(c)(d)	1,263,643
2,312,775	Government National Mortgage Association, Series 2018-124, Class KY, 3.500%, 9/20/2048	2,488,267
22,127,831	Government National Mortgage Association, Series 2018-129, Class IO, 0.596%, 7/16/2060(c)(d)	1,301,599
24,697,877	Government National Mortgage Association, Series 2018-143, Class IO, 0.640%, 10/16/2060(c)(d)	1,681,671
3,915,232	Government National Mortgage Association, Series 2018-160 Class BY, 4.000%, 11/20/2048	4,275,172
251,429	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.320%, 10/20/2064(a)(b)	251,267
189,960	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 0.370%, 6/20/2068(a)(b)(e)(f)	188,934
4,011,293	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.263%, 5/20/2068(c)	4,616,234
2,530,309	Government National Mortgage Association, Series 2019-1 Class CY, 4.000%, 1/20/2049	2,833,014

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(e)(f)	$287,358
24,647,515	Government National Mortgage Association, Series 2019-116, Class IO, 0.810%, 12/16/2061(c)(d)	1,823,472
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(e)(f)	334,900
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 5.439%, 2/20/2044(c)(d)	2,314,800
2,503,752	Government National Mortgage Association, Series 2019-31, Class HD, 3.500%, 3/20/2049	2,678,660
1,000,000	Government National Mortgage Association, Series 2019-31, Class V, 3.500%, 2/20/2039	1,073,774
8,133,536	Government National Mortgage Association, Series 2019-44, Class BS, 5.939%, 4/20/2049(c)(d)	1,153,069
5,553,104	Government National Mortgage Association, Series 2019-61, Class M, 3.500%, 3/20/2049	5,951,034
12,280,000	Government National Mortgage Association, Series 2019-70, Class SK, 5.889%, 8/20/2043(c)(d)	2,884,535
1,929,330	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.286%, 1/20/2069(c)	2,569,050
6,553,190	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068(a)	7,009,174
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(d)	1,312,196
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	4,723,806
90,305,000	Government National Mortgage Association, Series 2021-H03, Class IO, 4.098%, 4/20/2070(a)(c)(d)	11,155,485

		192,854,863

	Hybrid ARMs – 0.3%
54,660	FHLMC, 1-year CMT + 2.225%, 2.539%, 1/01/2035(a)(b)	58,133
443,593	FHLMC, 12-month LIBOR + 2.190%, 2.565%, 2/01/2037(a)(b)	476,509
929,769	FHLMC, 1-year CMT + 2.214%, 2.668%, 6/01/2035(a)(b)	968,424
89,392	FHLMC, 1-year CMT + 2.280%, 2.877%, 1/01/2036(a)(b)	89,721
93,296	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(a)(b)	95,870

	Hybrid ARMs – continued
196,583	FNMA, 1-year CMT + 2.045%, 2.295%, 10/01/2035(a)(b)	196,844
281,474	FNMA, 12-month LIBOR + 1.677%, 2.338%, 8/01/2038(a)(b)	285,529
343,291	FNMA, 1-year CMT + 2.147%, 2.507%, 9/01/2034(a)(b)	363,211
902,250	FNMA, 1-year CMT + 2.221%, 2.547%, 6/01/2034(a)(b)	956,260
140,156	FNMA, 12-month LIBOR + 1.838%, 2.575%, 9/01/2036(a)(b)	148,787
1,300,181	FNMA, 12-month LIBOR + 1.733%, 3.037%, 9/01/2037(a)(b)	1,376,260

		5,015,548

	Mortgage Related – 28.1%
58,909,947	FHLMC, 2.000%, with various maturities from 2050 to 2051(a)(i)	58,734,004
10,301,861	FHLMC, 2.500%, with various maturities in 2050(a)(i)	10,602,215
3,702,569	FHLMC, 4.000%, with various maturities in 2048(i)	3,971,210
6,628,770	FHLMC, 4.500%, with various maturities from 2048 to 2050(i)	7,232,355
5,792,678	FHLMC, 5.000%, with various maturities from 2049 to 2050(i)	6,410,613
76,219,974	FNMA, 2.000%, with various maturities from 2050 to 2051(a)(i)	76,152,371
31,343,955	FNMA, 2.500%, with various maturities in 2050(a)(i)	32,282,003
7,536,163	FNMA, 3.000%, with various maturities from 2047 to 2049(i)	7,872,716
75,847,171	FNMA, 4.000%, with various maturities from 2048 to 2052(a)(i)	81,387,416
16,578,881	FNMA, 4.500%, with various maturities from 2048 to 2049(a)(i)	18,060,197
7,683,563	FNMA, 5.000%, with various maturities from 2048 to 2049(i)	8,505,425
8	GNMA, 4.700%, 1/20/2062(c)	8
11	GNMA, 5.470%, 11/20/2059(c)	13
112,558	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.603%, 8/20/2068(c)(e)(f)	128,945
3,904,664	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	4,173,768
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	3,297,204
22,855,000	UMBS® (TBA), 1.500%, 6/01/2051(j)	21,995,259
40,932,000	UMBS® (TBA), 2.000%, 4/01/2051(j)	40,855,253
50,009,000	UMBS® (TBA), 2.000%, 6/01/2051(j)	49,721,839

		431,382,814

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 11.7%
$1,000,000	Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	$1,075,969
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,422,598
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,694,759
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,910,466
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,812,499
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,666,109
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	750,920
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.246%, 10/15/2037, 144A(b)	4,065,269
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	5,047,145
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,668,979
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,422,079
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	567,559
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,358,575
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,788,746
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,681,865
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,876,947
378,831	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	378,989
1,512,886	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	1,575,845
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,300,435
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,403,452
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,744,981

	Non-Agency Commercial Mortgage-Backed Securities – continued
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,348,045
1,161,071	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,233,669
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR + 1.900%, 2.006%, 1/15/2034, 144A(b)	2,223,307
6,160,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	6,463,212
695,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	690,082
2,045,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,994,760
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,503,605
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(c)	5,791,417
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,714,549
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,158,560
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	5,464,028
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	1,300,623
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,523,469
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.692%, 6/10/2047(c)	2,486,422
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,252,650
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,660,445
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	5,348,380
690,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	747,490
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.419%, 12/15/2047, 144A(c)	1,608,391

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(c)	$2,602,178
929,149	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	965,593
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.343%, 6/15/2047(c)	958,486
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,838,378
2,225,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.456%, 5/15/2046	2,320,901
2,170,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class B, 5.200%, 6/15/2044, 144A(c)	2,189,771
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.455%, 6/15/2044, 144A(c)	938,792
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(a)(c)	3,191,257
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	6,096,178
1,300,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,288,195
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,404,520
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.576%, 11/15/2027, 144A(b)	1,352,433
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 2.006%, 11/15/2027, 144A(b)(e)(f)(g)	4,511,914
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,475,534
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,679,661
924,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/2053	901,927
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	4,207,439

	Non-Agency Commercial Mortgage-Backed Securities – continued
3,338,034	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	3,516,432
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,303,453
645,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045	658,703
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(c)	1,975,082
970,694	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,016,656
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,770,886
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	847,391
2,871,236	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	3,006,261
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(c)	538,638

		180,283,949

	Total Bonds and Notes

	(Identified Cost $1,435,932,603)	1,404,294,537

Collateralized Loan Obligations – 6.4%
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 1.541%, 1/15/2033, 144A(b)	3,007,624
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.874%, 7/20/2031, 144A(b)	5,272,339
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.911%, 7/15/2031, 144A(b)	594,852
4,380,000	Ares XLIII CLO Ltd., Series 2017-43A, Class A, 3-month LIBOR + 1.220%, 1.461%, 10/15/2029, 144A(b)	4,381,979
1,795,000	Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class BR, 3-month LIBOR + 1.550%, 1.773%, 7/18/2027, 144A(b)	1,791,497
525,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.374%, 10/20/2029, 144A(b)	524,008

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$2,000,000	CarVal CLO III Ltd., Series 2019-2A, Class A, 3-month LIBOR + 1.350%, 1.574%, 7/20/2032, 144A(b)	$2,003,558
2,000,000	CBAM CLO Management, Series 2019-10A, Class A1A, 3-month LIBOR + 1.420%, 1.644%, 4/20/2032, 144A(b)	2,001,447
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2031, 144A(b)	3,838,882
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.550%, 1.666%, 1/20/2034, 144A(b)	4,265,226
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.882%, 11/22/2031, 144A(b)	1,566,766
3,350,000	Gallatin CLO VIII Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 1.891%, 7/15/2027, 144A(b)	3,355,039
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.704%, 4/20/2031, 144A(b)	3,505,011
5,000,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A2R, 3-month LIBOR + 1.300%, 1.518%, 7/25/2027, 144A(b)	4,973,758
4,685,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.922%, 10/22/2030, 144A(b)	4,661,850
1,170,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 2.124%, 4/20/2026, 144A(b)	1,172,420
1,750,000	Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 3-month LIBOR + 1.200%, 1.412%, 7/29/2030, 144A(b)	1,749,649
6,000,000	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3-month LIBOR + 1.080%, 1.274%, 11/15/2028, 144A(b)	6,003,775
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3-month LIBOR + 1.400%, 1.504%, 1/15/2034, 144A(b)	2,350,000
400,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.041%, 10/15/2030, 144A(b)	399,419
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 1.588%, 4/16/2033, 144A(b)	2,550,322
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.770%, 1/17/2032, 144A(b)	5,264,187
2,040,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.693%, 4/16/2031, 144A(b)	2,018,094
2,062,125	OFSI Fund VI Ltd., Series 2014-6A, Class CR, 3-month LIBOR + 2.500%, 2.741%, 3/20/2025, 144A(b)	2,062,144
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 1.688%, 1/18/2034, 144A(b)(e)(f)	5,300,000
4,500,000	Race Point CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 1.682%, 2/20/2030, 144A(b)	4,494,163
1,492,090	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3-month LIBOR + 1.210%, 1.451%, 10/15/2030, 144A(b)	1,492,437
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.509%, 4/20/2034, 144A(b)	1,035,000
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 1.941%, 4/15/2033, 144A(b)	5,914,752
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 1.424%, 10/20/2031, 144A(b)	2,996,968
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.923%, 10/18/2031, 144A(b)	1,312,403
6,542,981	Zais CLO 6 Ltd., Series 2017-1A, Class A1, 3-month LIBOR + 1.370%, 1.611%, 7/15/2029, 144A(a)(b)	6,547,096

	Total Collateralized Loan Obligations

	(Identified Cost $97,051,164)	98,406,665

Loan Participations – 0.2%

	ABS Other – 0.2%
2,857,353	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $2,842,090)	2,755,523

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 9.7%
$55,376,502	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $55,376,502 on 4/01/2021 collateralized by $54,968,300 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $56,484,105 including accrued interest (Note 2 of Notes to Financial Statements)	$55,376,502
40,000,000	U.S. Treasury Bills, 0.034%, 6/03/2021(k)	39,998,950
50,000,000	U.S. Treasury Bills, 0.037%, 5/13/2021(a)(k)(l)	49,998,834
3,706,000	U.S. Treasury Bills, 0.104%, 4/01/2021(k)(l)	3,706,000

	Total Short-Term Investments

	(Identified Cost $149,077,935)	149,080,286

	Total Investments – 107.8%

	(Identified Cost $1,684,903,792)	1,654,537,011

	Other assets less liabilities—(7.8)%	(119,353,215)

	Net Assets – 100.0%	$1,535,183,796

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(d)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $37,495,241 or 2.4% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(g)	Illiquid security.

(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $1,152,042 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(i)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $553,899,977 or 36.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2021	34	$7,511,234	$7,504,703	$6,531
5 Year U.S. Treasury Note	6/30/2021	286	35,704,977	35,291,953	413,024
10 Year U.S. Treasury Note	6/21/2021	174	23,340,310	22,783,125	557,185

Total					$976,740

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

At March 31, 2021, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(3,941,801)	$(3,941,801)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(3,014,297)	(3,014,297)
35,000,000	USD	12/16/2029	1.804%	3-month LIBOR	(610,039)	(610,039)
15,000,000	USD	1/07/2030	1.763%	3-month LIBOR	(177,812)	(177,812)

Total					$(7,743,949)	$(7,743,949)

1  Payments are made semiannually.

2 Payments are made quarterly.

Industry Summary at March 31, 2021 (Unaudited)

Mortgage Related	28.1%
Collateralized Mortgage Obligations	12.6
Non-Agency Commercial Mortgage-Backed Securities	11.7
ABS Car Loan	10.5
ABS Other	9.0
Agency Commercial Mortgage-Backed Securities	7.6
ABS Home Equity	6.6
ABS Student Loan	3.1
Other Investments, less than 2% each	2.5
Short-Term Investments	9.7
Collateralized Loan Obligations	6.4

Total Investments	107.8
Other assets less liabilities (including swap agreements and futures contracts)	(7.8)

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$257,335,114	$1,684,903,792
Net unrealized appreciation (depreciation)	16,438,624	(30,366,781)

Investments at value	273,773,738	1,654,537,011
Cash	71,282	546,304
Due from brokers (Note 2)	—	5,713,071
Receivable for Fund shares sold	175,431	1,644,824
Receivable for securities sold	753,365	253,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	145,388,936
Dividends and interest receivable	3,428,849	5,195,759
Receivable for variation margin on futures contracts (Note 2)	—	92,042
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	286,274

TOTAL ASSETS	278,202,665	1,813,657,221

LIABILITIES
Payable for securities purchased	1,504,950	18,808,849
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	259,494,690
Payable for Fund shares redeemed	35,569	169,886

TOTAL LIABILITIES	1,540,519	278,473,425

NET ASSETS	$276,662,146	$1,535,183,796

NET ASSETS CONSIST OF:
Paid-in capital	$259,368,909	$1,655,869,528
Accumulated earnings (loss)	17,293,237	(120,685,732)

NET ASSETS	$276,662,146	$1,535,183,796

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$276,662,146	$1,535,183,796

Shares of beneficial interest	25,490,196	160,348,960

Net asset value, offering and redemption price per share	$10.85	$9.57

See accompanying notes to financial statements.

37  |

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$7,404,732	$20,882,306
Dividends	179,975	—
Less net foreign taxes withheld	(27)	—

Investment income	7,584,680	20,882,306

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP AGREEMENTS
Net realized gain (loss) on:
Investments	5,131,794	10,746,634
Futures contracts	—	8,526,845
Swap agreements	—	(1,611,496)
Net change in unrealized appreciation (depreciation) on:
Investments	9,190,493	(30,759,255)
Futures contracts	—	1,553,640
Swap agreements	—	6,693,054

Net realized and unrealized gain (loss) on investments, futures contracts and swap agreements	14,322,287	(4,850,578)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,906,967	$16,031,728

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Investment income	$7,584,680	$12,077,811	$20,882,306	$49,063,039
Net realized gain (loss) on investments, futures contracts and swap agreements	5,131,794	(3,746,633)	17,661,983	99,392
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	9,190,493	7,246,994	(22,512,561)	7,163,659

Net increase in net assets resulting from operations	21,906,967	15,578,172	16,031,728	56,326,090

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(7,823,419)	(11,897,771)	(46,559,993)	(80,151,712)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	7,560,033	77,235,559	65,031,698	285,370,951

Net increase in net assets	21,643,581	80,915,960	34,503,433	261,545,329
NET ASSETS
Beginning of the period	255,018,565	174,102,605	1,500,680,363	1,239,135,034

End of the period	$276,662,146	$255,018,565	$1,535,183,796	$1,500,680,363

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$10.29		$10.45		$10.69	$10.95	$10.66	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.58		0.60	0.58	0.62	0.60
Net realized and unrealized gain (loss)	0.57		(0.16	)(b)	(0.08)	(0.24)	0.30	0.60

Total from Investment Operations	0.87		0.42		0.52	0.34	0.92	1.20

LESS DISTRIBUTIONS FROM:
Investment income	(0.31)		(0.58)		(0.62)	(0.60)	(0.63)	(0.62)
Net realized capital gains	—		—		(0.14)	—	—	(0.03)

Total Distributions	(0.31)		(0.58)		(0.76)	(0.60)	(0.63)	(0.65)

Net asset value, end of the period	$10.85		$10.29		$10.45	$10.69	$10.95	$10.66

Total return	8.57	%(c)	4.28%		5.14%	3.21%	8.91%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$276,662		$255,019		$174,103	$139,420	$142,373	$135,706
Net expenses(d)	—		—		—	—	—	—
Gross expenses(d)	—		—		—	—	—	—
Net investment income	5.62	%(e)	5.76%		5.78%	5.45%	5.74%	5.94%
Portfolio turnover rate	28%		96	%(f)	48%	42%	37%	36%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Periods less than one year are not annualized.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to significant shareholder flows and repositioning of the portfolio.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31,2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$9.77		$9.94	$9.65		$10.16	$10.57	$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.34	0.39		0.37	0.39	0.40
Net realized and unrealized gain (loss)	(0.03)		0.06	0.45		(0.33)	(0.25)	0.04

Total from Investment Operations	0.10		0.40	0.84		0.04	0.14	0.44

LESS DISTRIBUTIONS FROM:
Investment income	(0.30)		(0.57)	(0.55)		(0.55)	(0.55)	(0.49)

Net asset value, end of the period	$9.57		$9.77	$9.94		$9.65	$10.16	$10.57

Total return	1.01	%(b)	4.13%	8.97%		0.39%	1.40%	4.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,535,184		$1,500,680	$1,239,135		$1,149,454	$1,133,638	$1,015,859
Net expenses(c)	—		—	—		—	—	—
Gross expenses(c)	—		—	—		—	—	—
Net investment income	2.76	%(d)	3.50%	3.98%		3.81%	3.78%	3.84%
Portfolio turnover rate	44	%(e)	283%	369	%(f)	259%	313%	306%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 is due to a decrease in the volume of trades in TBA securities (see Note 2 of Notes to Financial Statements).
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of trades in TBA securities (see Note 2 of Notes to Financial Statements).

See accompanying notes to financial statements.

|  40

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, L.P. (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

41  |

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2021, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Opportunities Fund	$413,414	0.1%	$126,802	Less than 0.1%
Securitized Asset Fund	1,152,042	0.1%	37,495,241	2.4%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Principal paydowns are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2021.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded

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in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery

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securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, contingent payment debt instruments, defaulted and/or non-income producing securities, convertible bonds, futures contracts mark-to-market, swap adjustments and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, defaulted and/or non-income producing securities, contingent payment debt instruments, convertible bonds, futures contracts mark-to-market, paydown gains and losses and swap adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$11,897,771	$—	$11,897,771
Securitized Asset Fund	80,151,712	—	80,151,712

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2020, capital loss carryforwards were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$(262,059)	$(5,005,948)
Long-term:
No expiration date	(4,652,543)	(78,538,028)

Total capital loss carryforward	$(4,914,602)	$(83,543,976)

As of March 31, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$257,638,839	$1,684,903,792

Gross tax appreciation	$20,045,971	$30,040,033
Gross tax depreciation	(3,911,072)	(67,174,023)

Net tax appreciation (depreciation)	$16,134,899	$(37,133,990)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans. Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Loan Participations. A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Collateralized Loan Obligations. Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type

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of the collateral securities and the class of the instrument in which a Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

o.  Due from Brokers. Transactions and positions in certain futures contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance for Securitized Asset Fund represents cash pledged as initial margin for futures contracts and centrally cleared swap agreements and as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

p.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2021, neither Fund had loaned securities under this agreement.

q.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

r.  New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$2,468,788	$—	(b)	$2,468,788
Non-Agency Commercial Mortgage-Backed Securities	—	2,910,772	107,481	(c)	3,018,253
All Other Non-Convertible Bonds(a)	—	231,269,846	—		231,269,846

Total Non-Convertible Bonds	—	236,649,406	107,481		236,756,887

Convertible Bonds(a)	—	15,692,357	—		15,692,357

Total Bonds and Notes	—	252,341,763	107,481		252,449,244

Collateralized Loan Obligations	—	2,352,423	—		2,352,423
Preferred Stocks
Food & Beverage	—	4,152,061	—		4,152,061
All Other Preferred Stocks(a)	1,214,352	—	—		1,214,352

Total Preferred Stocks	1,214,352	4,152,061	—		5,366,413

Common Stocks
Chemicals	—	197,121	—		197,121
All Other Common Stocks(a)	4,299,328	—	—		4,299,328

Total Common Stocks	4,299,328	197,121	—		4,496,449

Warrants	—	—	19,321	(c)	19,321
Short-Term Investments	—	9,089,888	—		9,089,888

Total	$5,513,680	$268,133,256	$126,802		$273,773,738

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

(c) Fair valued by the Fund’s adviser.

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Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$101,010,959	$220,639	(b)	$101,231,598
Agency Commercial Mortgage-Backed Securities	—	111,230,561	4,780,601	(b)	116,011,162
Collateralized Mortgage Obligations	—	170,301,721	22,553,142	(c)	192,854,863
Mortgage Related	—	431,253,869	128,945	(b)	431,382,814
Non-Agency Commercial Mortgage-Backed Securities	—	175,772,035	4,511,914	(b)	180,283,949
All Other Bonds and Notes(a)	—	382,530,151	—		382,530,151

Total Bonds and Notes	—	1,372,099,296	32,195,241		1,404,294,537

Collateralized Loan Obligations	—	93,106,665	5,300,000	(d)	98,406,665
Loan Participations(a)	—	2,755,523	—		2,755,523
Short-Term Investments	—	149,080,286	—		149,080,286

Total Investments	—	1,617,041,770	37,495,241		1,654,537,011

Futures Contracts (unrealized appreciation)	976,740	—	—		976,740

Total	$976,740	$1,617,041,770	$37,495,241		$1,655,513,751

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	$—	$(7,743,949)	$—	$(7,743,949)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Fair valued by the Fund’s adviser ($19,501,472) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($3,051,670).

(d) Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or March 31, 2021:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	314,438		—	—	(206,957)	—	—	—	—	107,481		(206,957)
Preferred Stocks
Energy	—	(a)	—	(488,846)	488,846	—	—	—	—	—		—
Warrants	35,226	(a)	—	—	(15,905)	—	—	—	—	19,321		(15,905)

Total	$349,664		$—	$(488,846)	$265,984	$—	$—	$—	$—	$126,802		$(222,862)

(a) Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

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Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
ABS Home Equity	$405,480	$—	$(441,019)	$313,927	$—	$(30,900)	$—	$(26,849)	$220,639	$309,642
Agency Commercial Mortgage-Backed Securities	3,439,336	—	(4,214,851)	1,707,432	12,877	—	3,835,807	—	4,780,601	1,707,432
Collateralized Mortgage Obligations	20,720,382	—	(1,942,627)	(1,214,350)	3,454,826	(4,379,892)	7,700,147	(1,785,344)	22,553,142	(1,109,846)
Mortgage Related	3,257,739	—	—	(14,285)	(3,114,509)	—	—	—	128,945	(14,285)
Non-Agency Commercial Mortgage-Backed Securities	4,886,172	—	—	(374,258)	—	—	—	—	4,511,914	(374,258)
Collateralized Loan Obligations	—	—	—	—	5,300,000	—	—	—	5,300,000	—

Total	$32,709,109	$—	$(6,598,497)	$418,466	$5,653,194	$(4,410,792)	$11,535,954	$(1,812,193)	$37,495,241	$518,685

A debt security valued at $26,849 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $11,535,954 were transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $1,072,125 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $713,219 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

49  |

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2021, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00% 3.00%	$119,045 101,594
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00% 2.00%	4,349,662 430,939
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50% 1.00% 2.00%	3,493,711 14,961,362 1,046,399
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	128,945
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate Loss Severity Lag Time Loss Adjusted Spread	100% 39% 17 months 25%	4,511,914

Total				$29,143,571

1 “Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

2 Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Securitized Asset Fund used during the period include futures contracts and swap agreements.

Securitized Asset Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended March 31, 2021, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration. The Fund used interest rate swaps for investment exposure.

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives Interest rate contracts	$976,740

Liabilities	Swap agreements at value[2]
Centrally cleared liability derivatives Interest rate contracts	$(7,743,949)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2 Represents swap agreements, at value. Only the current day’s variation margin on swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2021 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$8,526,845	$(1,611,496)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$1,553,640	$6,693,054

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2021:

Securitized Asset Fund	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	12.32%	10.73%
Highest Notional Amount Outstanding	14.31%	10.82%
Lowest Notional Amount Outstanding	4.27%	10.59%
Notional Amount Outstanding as of March 31, 2021	4.27%	10.62%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss — Gross	Maximum Amount of Loss — Net
Securitized Asset Fund	$10,077,279	$10,077,279

5.  Purchases and Sales of Securities. For the six months ended March 31, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$79,199,310	$70,331,238
Securitized Asset Fund	469,969,846	378,480,499	291,896,322	256,991,524

6.   Management Fees and Other Transactions with Affiliates.

a.   Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for

51  |

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles) based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, neither Fund had borrowings under this agreement.

Effective April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

8.  Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	3	92.72%
Securitized Asset Fund	4	97.75%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	1,904,417	$20,404,885	13,827,277	$135,298,503
Issued in connection with the reinvestment of distributions	292,733	3,107,220	557,919	5,643,632
Redeemed	(1,484,105)	(15,952,072)	(6,262,810)	(63,706,576)

Increase from capital share transactions	713,045	$7,560,033	8,122,386	$77,235,559

	Securitized Asset Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	19,046,673	$184,025,340	60,284,606	$590,577,942
Issued in connection with the reinvestment of distributions	1,334,559	12,890,001	2,080,565	20,316,755
Redeemed	(13,654,662)	(131,883,643)	(33,407,601)	(325,523,746)

Increase from capital share transactions	6,726,570	$65,031,698	28,957,570	$285,370,951

53  |

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2021

Portfolio Review	1

Portfolio of Investments	6

Financial Statements	13

Notes to Financial Statements	22

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols

Mark F. Burns, CFA®	Institutional Class	LSSIX

John J. Slavik, CFA®	Retail Class	LCGRX

	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20212

						Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	28.53%	81.95%	19.84%	13.68%	—%	0.94%	0.94%

Retail Class (Inception 12/31/96)	28.37	81.46	19.54	13.38	—	1.19	1.19

Class N (Inception 2/1/13)	28.62	82.09	19.97	—	15.93	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	35.92	90.20	18.61	13.02	14.84

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols

Joseph R. Gatz, CFA®	Institutional Class	LSSCX

Jeffrey Schwartz, CFA®	Retail Class	LSCRX

	Admin Class	LSVAX

	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20213

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	49.29%	80.67%	11.04%	9.81%	—%	0.95%	0.90%

Retail Class (Inception 12/31/96)	49.16	80.23	10.77	9.54	—	1.20	1.15

Admin Class (Inception 1/2/98)	48.94	79.76	10.49	9.27	—	1.45	1.40

Class N (Inception 2/1/13)	49.39	80.77	11.12	—	10.56	0.85	0.85

Comparative Performance
Russell 2000® Value Index[1]	61.59	97.05	13.56	10.06	10.87
Russell 2000® Index[2]	48.05	94.85	16.35	11.68	13.02

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols

Mark F. Burns, CFA®	Institutional Class	LSMIX

John J. Slavik, CFA®	Class N	LSMNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20212

						Expense Ratios[3]
	6 Months	1 Year	5 Years	Life of Institutional Class	Life of Class N	Gross	Net

Institutional Class (Inception 6/30/15)	20.96%	71.08%	19.23%	14.56%	—%	1.21%	0.85%

Class N (Inception 10/1/19)	21.05	71.00	—	—	29.77	107.49	0.83

Comparative Performance
Russell 2500TM Growth Index[1]	29.02	87.50	19.91	14.89	37.71

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500TM Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2020 through March 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,285.30	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

Retail Class
Actual	$1,000.00	$1,283.70	$6.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89

Class N
Actual	$1,000.00	$1,286.20	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

* Expenses are equal to the Fund’s annualized expense ratio: 0.92%, 1.17% and 0.82% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,492.90	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,491.60	$7.14
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,489.40	$8.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,493.90	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period* 10/1/2020 – 3/31/2021
Actual	$1,000.00	$1,209.60	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

Class N
Actual	$1,000.00	$1,210.50	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) 0.84% and 0.83% for Institutional Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.6% of Net Assets

	Aerospace & Defense – 3.3%
264,405	AeroVironment, Inc.(a)	$30,686,844
1,512,699	Kratos Defense & Security Solutions, Inc.(a)	41,266,429
412,216	Mercury Systems, Inc.(a)	29,123,060

		101,076,333

	Air Freight & Logistics – 1.6%
928,012	Air Transport Services Group, Inc.(a)	27,153,631
296,046	HUB Group, Inc., Class A(a)	19,917,975

		47,071,606

	Auto Components – 5.3%
316,673	Dorman Products, Inc.(a)	32,503,317
310,084	Fox Factory Holding Corp.(a)	39,399,273
324,159	Gentherm, Inc.(a)	24,023,423
402,595	Patrick Industries, Inc.	34,220,575
930,899	Stoneridge, Inc.(a)	29,611,897

		159,758,485

	Banks – 1.5%
475,250	Ameris Bancorp	24,955,377
970,672	Bancorp, Inc. (The)(a)	20,112,324

		45,067,701

	Beverages – 0.8%
1,461,073	Primo Water Corp.	23,757,047

	Biotechnology – 9.5%
240,766	Blueprint Medicines Corp.(a)	23,409,678
374,526	ChemoCentryx, Inc.(a)	19,190,712
949,889	Dicerna Pharmaceuticals, Inc.(a)	24,288,662
855,533	Halozyme Therapeutics, Inc.(a)	35,667,171
472,044	Insmed, Inc.(a)	16,077,819
355,681	Natera, Inc.(a)	36,115,849
343,821	PTC Therapeutics, Inc.(a)	16,279,924
464,076	Replimune Group, Inc.(a)	14,158,959
547,688	Rocket Pharmaceuticals, Inc.(a)	24,300,917
344,347	SpringWorks Therapeutics, Inc.(a)	25,333,609
808,702	Sutro Biopharma, Inc.(a)	18,406,057
452,805	Xencor, Inc.(a)	19,497,783
466,773	Y-mAbs Therapeutics, Inc.(a)	14,115,215

		286,842,355

	Building Products – 3.8%
411,820	AAON, Inc.	28,831,518
521,332	Advanced Drainage Systems, Inc.	53,900,515
409,184	UFP Industries, Inc.	31,032,515

		113,764,548

	Capital Markets – 3.6%
971,350	AssetMark Financial Holdings, Inc.(a)	22,671,309
570,618	Focus Financial Partners, Inc., Class A(a)	23,749,121
383,619	Hamilton Lane, Inc., Class A	33,973,299
437,386	PJT Partners, Inc., Class A	29,589,163

		109,982,892

	Commercial Services & Supplies – 1.3%
616,215	Casella Waste Systems, Inc., Class A(a)	39,172,788

	Construction & Engineering – 1.2%
1,344,708	WillScot Mobile Mini Holdings Corp.(a)	$37,315,647

	Diversified Consumer Services – 1.2%
687,977	frontdoor, Inc.(a)	36,978,764

	Electronic Equipment, Instruments & Components – 3.2%
373,340	Itron, Inc.(a)	33,096,591
682,370	nLight, Inc.(a)	22,108,788
313,510	Novanta, Inc.(a)	41,348,834

		96,554,213

	Food Products – 3.0%
396,006	Freshpet, Inc.(a)	62,889,713
926,854	Simply Good Foods Co. (The)(a)	28,194,899

		91,084,612

	Health Care Equipment & Supplies – 7.8%
549,006	AtriCure, Inc.(a)	35,970,873
607,889	Axonics Modulation Technologies, Inc.(a)	36,406,472
223,700	CONMED Corp.	29,212,983
456,889	CryoPort, Inc.(a)	23,762,797
453,271	Merit Medical Systems, Inc.(a)	27,141,867
491,417	NuVasive, Inc.(a)	32,217,299
514,472	SI-BONE, Inc.(a)	16,365,354
314,038	STAAR Surgical Co.(a)	33,102,746

		234,180,391

	Health Care Providers & Services – 4.0%
178,956	Addus HomeCare Corp.(a)	18,717,008
58,161	Amedisys, Inc.(a)	15,400,451
462,036	HealthEquity, Inc.(a)	31,418,448
205,976	LHC Group, Inc.(a)	39,384,671
423,022	PetIQ, Inc.(a)	14,915,756

		119,836,334

	Health Care Technology – 2.3%
212,697	Inspire Medical Systems, Inc.(a)	44,026,152
482,455	Phreesia, Inc.(a)	25,135,906

		69,162,058

	Hotels, Restaurants & Leisure – 2.8%
232,464	Papa John’s International, Inc.	20,605,609
335,913	Texas Roadhouse, Inc.(a)	32,227,493
238,921	Wingstop, Inc.	30,383,584

		83,216,686

	Insurance – 1.3%
370,756	Goosehead Insurance, Inc., Series A	39,737,628

	Internet & Direct Marketing Retail – 1.1%
357,444	Shutterstock, Inc.	31,826,814

	IT Services – 4.1%
658,196	EVERTEC, Inc.	24,498,055
143,082	Globant S.A.(a)	29,705,254
916,810	NIC, Inc.	31,107,363
534,524	WNS Holdings Ltd., ADR(a)	38,720,919

		124,031,591

	Leisure Products – 1.0%
384,277	Malibu Boats, Inc., Class A(a)	30,619,191

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 3.3%
291,007	NanoString Technologies, Inc.(a)	$19,122,070
741,013	NeoGenomics, Inc.(a)	35,739,057
297,037	PRA Health Sciences, Inc.(a)	45,544,683

		100,405,810

	Machinery – 3.3%
292,461	Albany International Corp., Class A	24,411,720
460,975	Kornit Digital Ltd.(a)	45,691,842
145,224	RBC Bearings, Inc.(a)	28,575,726

		98,679,288

	Media – 0.8%
350,410	TechTarget, Inc.(a)	24,335,974

	Pharmaceuticals – 3.1%
1,139,918	Aerie Pharmaceuticals, Inc.(a)	20,370,335
162,355	GW Pharmaceuticals PLC, Sponsored ADR(a)	35,214,800
518,959	Pacira BioSciences, Inc.(a)	36,373,836
56,728	Supernus Pharmaceuticals, Inc.(a)	1,485,139

		93,444,110

	Professional Services – 2.4%
364,510	Huron Consulting Group, Inc.(a)	18,364,014
994,140	KBR, Inc.	38,165,035
198,333	ManTech International Corp., Class A	17,245,054

		73,774,103

	Semiconductors & Semiconductor Equipment – 7.7%
318,978	Advanced Energy Industries, Inc.	34,822,828
873,717	FormFactor, Inc.(a)	39,413,374
716,369	MACOM Technology Solutions Holdings, Inc.(a)	41,563,729
707,408	MaxLinear, Inc.(a)	24,108,465
1,538,884	Rambus, Inc.(a)	29,915,905
248,015	Silicon Laboratories, Inc.(a)	34,987,476
441,292	Silicon Motion Technology Corp., ADR	26,208,332

		231,020,109

	Software – 5.5%
232,859	Blackline, Inc.(a)	25,241,916
425,262	Envestnet, Inc.(a)	30,716,674
357,525	Q2 Holdings, Inc.(a)	35,824,005
505,122	Rapid7, Inc.(a)	37,687,153
721,904	Varonis Systems, Inc.(a)	37,062,551

		166,532,299

	Specialty Retail – 1.8%
334,345	Boot Barn Holdings, Inc.(a)	20,833,037
748,919	National Vision Holdings, Inc.(a)	32,825,120

		53,658,157

	Technology Hardware, Storage & Peripherals – 0.7%
977,430	Pure Storage, Inc., Class A(a)	21,053,842

	Textiles, Apparel & Luxury Goods – 1.3%
260,797	Columbia Sportswear Co.	27,547,987
296,905	Steven Madden Ltd.	11,062,680

		38,610,667

	Trading Companies & Distributors – 3.0%
370,704	McGrath RentCorp	$29,897,278
355,153	SiteOne Landscape Supply, Inc.(a)	60,638,823

		90,536,101

	Total Common Stocks

	(Identified Cost $1,993,497,077)	2,913,088,144

Principal Amount

Short-Term Investments – 3.3%

$100,402,538	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $100,402,538 on 4/01/2021 collateralized by $97,575,900 U.S.Treasury Note, 1.875% due 8/31/2024 valued at $102,410,637 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $100,402,538)	100,402,538

	Total Investments – 99.9%

	(Identified Cost $2,093,899,615)	3,013,490,682

	Other assets less liabilities—0.1%	1,702,046

	Net Assets – 100.0%	$3,015,192,728

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2021 (Unaudited)

Biotechnology	9.5%
Health Care Equipment & Supplies	7.8
Semiconductors & Semiconductor Equipment	7.7
Software	5.5
Auto Components	5.3
IT Services	4.1
Health Care Providers & Services	4.0
Building Products	3.8
Capital Markets	3.6
Aerospace & Defense	3.3
Life Sciences Tools & Services	3.3
Machinery	3.3
Electronic Equipment, Instruments & Components	3.2
Pharmaceuticals	3.1
Food Products	3.0
Trading Companies & Distributors	3.0
Hotels, Restaurants & Leisure	2.8
Professional Services	2.4
Health Care Technology	2.3
Other Investments, less than 2% each	15.6
Short-Term Investments	3.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 98.8% of Net Assets

	Aerospace & Defense – 1.2%
64,870	Aerojet Rocketdyne Holdings, Inc.	$3,046,295
66,785	BWX Technologies, Inc.	4,403,803

		7,450,098

	Auto Components – 3.2%
109,176	Cooper Tire & Rubber Co.	6,111,672
288,336	Dana, Inc.	7,015,215
20,928	Fox Factory Holding Corp.(a)	2,659,112
35,360	LCI Industries	4,677,421

		20,463,420

	Banks – 14.1%
146,346	Ameris Bancorp	7,684,629
171,514	Atlantic Union Bankshares Corp.	6,579,277
172,148	BancorpSouth Bank	5,591,367
147,547	Bryn Mawr Bank Corp.	6,714,864
215,661	CVB Financial Corp.	4,763,952
271,568	Home BancShares, Inc.	7,345,914
234,144	OceanFirst Financial Corp.	5,605,407
87,832	Pinnacle Financial Partners, Inc.	7,787,185
122,460	Popular, Inc.	8,611,387
76,931	Prosperity Bancshares, Inc.	5,761,363
62,945	South State Corp.	4,941,812
127,437	Triumph Bancorp, Inc.(a)	9,862,349
107,868	Wintrust Financial Corp.	8,176,394

		89,425,900

	Beverages – 0.9%
343,673	Primo Water Corp.	5,588,123

	Biotechnology – 1.5%
45,738	Emergent BioSolutions, Inc.(a)	4,249,518
29,565	United Therapeutics Corp.(a)	4,945,337

		9,194,855

	Building Products – 2.9%
49,887	American Woodmark Corp.(a)	4,917,861
31,238	Armstrong World Industries, Inc.	2,814,231
154,015	Quanex Building Products Corp.	4,039,813
85,538	UFP Industries, Inc.	6,487,202

		18,259,107

	Capital Markets – 2.3%
251,684	Donnelley Financial Solutions, Inc.(a)	7,004,366
120,154	Stifel Financial Corp.	7,697,065

		14,701,431

	Chemicals – 3.0%
41,766	Ashland Global Holdings, Inc.	3,707,568
79,441	Cabot Corp.	4,165,886
22,092	Ingevity Corp.(a)	1,668,609
199,838	Valvoline, Inc.	5,209,776
75,242	WR Grace & Co.	4,503,986

		19,255,825

	Commercial Services & Supplies – 1.9%
55,355	Clean Harbors, Inc.(a)	4,653,141
88,006	IAA, Inc.(a)	4,852,651
184,235	KAR Auction Services, Inc.	2,763,525

		12,269,317

	Communications Equipment – 0.7%
300,248	Viavi Solutions, Inc.(a)	$4,713,894

	Construction & Engineering – 2.5%
108,636	AECOM(a)	6,964,654
135,385	Arcosa, Inc.	8,812,210

		15,776,864

	Consumer Finance – 0.5%
72,475	PROG Holdings, Inc.	3,137,443

	Distributors – 0.7%
115,036	Core-Mark Holding Co., Inc.	4,450,743

	Diversified Consumer Services – 1.2%
100,494	frontdoor, Inc.(a)	5,401,553
259,010	Houghton Mifflin Harcourt Co.(a)	1,973,656

		7,375,209

	Diversified Financial Services – 0.9%
137,675	Cannae Holdings, Inc.(a)	5,454,684

	Diversified Telecommunication Services – 0.4%
204,894	Liberty Latin America Ltd., Class C(a)	2,659,524

	Electric Utilities – 0.8%
78,245	ALLETE, Inc.	5,257,282

	Electrical Equipment – 1.7%
44,509	Atkore, Inc.(a)	3,200,197
35,577	AZZ, Inc.	1,791,302
291,533	Vertiv Holdings Co.	5,830,660

		10,822,159

	Electronic Equipment, Instruments & Components – 4.4%
126,191	Kimball Electronics, Inc.(a)	3,255,728
17,532	Littelfuse, Inc.	4,636,162
162,530	Methode Electronics, Inc.	6,823,009
32,899	SYNNEX Corp.	3,778,121
358,959	TTM Technologies, Inc.(a)	5,204,906
129,488	Vontier Corp.(a)	3,919,602

		27,617,528

	Energy Equipment & Services – 2.0%
402,714	ChampionX Corp.(a)	8,750,975
75,402	DMC Global, Inc.	4,091,313

		12,842,288

	Entertainment – 0.8%
139,588	Liberty Media Corp.-Liberty Braves, Class C(a)	3,883,338
10,919	Madison Square Garden Entertainment Corp.(a)	893,174

		4,776,512

	Food Products – 3.1%
84,565	Darling Ingredients, Inc.(a)	6,222,293
20,544	J&J Snack Foods Corp.	3,226,024
268,719	Nomad Foods Ltd.(a)	7,379,024
234,710	Whole Earth Brands, Inc.(a)	3,060,618

		19,887,959

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 2.3%
31,265	CONMED Corp.	$4,082,896
100,245	Inmode Ltd.(a)	7,254,731
158,911	Lantheus Holdings, Inc.(a)	3,395,928

		14,733,555

	Health Care Providers & Services – 0.2%
21,306	AMN Healthcare Services, Inc.(a)	1,570,252

	Health Care Technology – 0.9%
384,998	Allscripts Healthcare Solutions, Inc.(a)	5,780,745

	Hotels, Restaurants & Leisure – 2.6%
26,266	Churchill Downs, Inc.	5,973,413
15,277	Cracker Barrel Old Country Store, Inc.	2,641,088
43,577	Marriott Vacations Worldwide Corp.(a)	7,590,242

		16,204,743

	Household Durables – 2.2%
21,832	Helen of Troy Ltd.(a)	4,599,129
102,725	KB Home	4,779,794
107,014	Skyline Champion Corp.(a)	4,843,454

		14,222,377

	Independent Power & Renewable Electricity Producers – 1.1%
96,174	NextEra Energy Partners LP	7,009,161

	Industrial Conglomerates – 0.6%
97,961	Raven Industries, Inc.	3,754,845

	Insurance – 1.8%
132,379	Employers Holdings, Inc.	5,700,240
102,079	First American Financial Corp.	5,782,775

		11,483,015

	Internet & Direct Marketing Retail – 0.5%
282,441	Qurate Retail, Inc., Class A	3,321,506

	IT Services – 5.2%
56,419	Concentrix Corp.(a)	8,447,053
81,407	CSG Systems International, Inc.	3,654,360
36,452	Euronet Worldwide, Inc.(a)	5,041,311
183,739	Perspecta, Inc.	5,337,618
215,034	Unisys Corp.(a)	5,466,164
23,080	WEX, Inc.(a)	4,828,798

		32,775,304

	Leisure Products – 1.1%
70,002	Brunswick Corp.	6,676,091

	Machinery – 7.2%
48,038	Alamo Group, Inc.	7,501,134
54,675	Albany International Corp., Class A	4,563,722
117,886	Altra Industrial Motion Corp.	6,521,453
123,325	Columbus McKinnon Corp.	6,506,627
26,114	John Bean Technologies Corp.	3,482,041
46,463	Kadant, Inc.	8,596,120
103,261	Miller Industries, Inc.	4,769,626
118,798	TriMas Corp.(a)	3,601,955

		45,542,678

	Marine – 0.5%
328,248	Genco Shipping & Trading Ltd.	$3,308,740

	Media – 1.8%
231,150	Gray Television, Inc.	4,253,160
69,305	John Wiley & Sons, Inc., Class A	3,756,331
21,396	Liberty Broadband Corp., Class C(a)	3,212,609

		11,222,100

	Multi-Utilities – 1.6%
187,373	MDU Resources Group, Inc.	5,922,860
62,208	NorthWestern Corp.	4,055,962

		9,978,822

	Pharmaceuticals – 1.3%
43,008	Catalent, Inc.(a)	4,529,173
139,461	Supernus Pharmaceuticals, Inc.(a)	3,651,089

		8,180,262

	Professional Services – 2.8%
55,879	Insperity, Inc.	4,679,307
115,610	Korn Ferry	7,210,596
66,617	Science Applications International Corp.	5,568,515

		17,458,418

	REITs - Single Tenant – 0.8%
79,065	Agree Realty Corp.	5,321,865

	REITs - Storage – 0.7%
120,491	CubeSmart	4,558,175

	REITs - Warehouse/Industrials – 2.4%
141,322	Americold Realty Trust	5,436,658
101,008	Rexford Industrial Realty, Inc.	5,090,803
145,387	STAG Industrial, Inc.	4,886,457

		15,413,918

	Semiconductors & Semiconductor Equipment – 1.7%
43,567	Advanced Energy Industries, Inc.	4,756,209
218,391	Tower Semiconductor Ltd.(a)	6,123,684

		10,879,893

	Software – 1.3%
100,864	ACI Worldwide, Inc.(a)	3,837,875
57,430	Cognyte Software Ltd.(a)	1,597,128
57,430	Verint Systems, Inc.(a)	2,612,491

		8,047,494

	Specialty Retail – 1.5%
155,704	Aaron’s Co., Inc. (The)	3,998,479
139,939	Urban Outfitters, Inc.(a)	5,204,331

		9,202,810

	Thrifts & Mortgage Finance – 2.0%
51,041	Federal Agricultural Mortgage Corp., Class C	5,140,849
170,609	Meta Financial Group, Inc.	7,730,294

		12,871,143

	Trading Companies & Distributors – 2.8%
187,898	Alta Equipment Group, Inc.(a)	2,442,674
94,555	Herc Holdings, Inc.(a)	9,581,258
68,491	McGrath RentCorp	5,523,799

		17,547,731

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.4%
181,801	Pure Cycle Corp.(a)	$2,439,769

	Wireless Telecommunication Services – 0.8%
146,139	United States Cellular Corp.(a)	5,331,151

	Total Common Stocks

	(Identified Cost $388,155,268)	626,216,728

Other Investments – 0.0%

	Metals & Mining – 0.0%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d) (Identified Cost $0)	—

Principal Amount

Short-Term Investments – 3.1%

$19,374,903	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $19,374,903 on 4/01/2021 collateralized by $18,829,500 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $19,762,473 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,374,903)	19,374,903

	Total Investments – 101.9%

	(Identified Cost $407,530,171)	645,591,631
	Other assets less liabilities—(1.9)%	(11,918,457)

	Net Assets – 100.0%	$633,673,174

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0.

(d)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. See Note 2 of Notes to Financial Statements.

REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2021 (Unaudited)

Banks	14.1%
Machinery	7.2
IT Services	5.2
Electronic Equipment, Instruments & Components	4.4
Auto Components	3.2
Food Products	3.1
Chemicals	3.0
Building Products	2.9
Trading Companies & Distributors	2.8
Professional Services	2.8
Hotels, Restaurants & Leisure	2.6
Construction & Engineering	2.5
REITs - Warehouse/Industrials	2.4
Health Care Equipment & Supplies	2.3
Capital Markets	2.3
Household Durables	2.2
Thrifts & Mortgage Finance	2.0
Energy Equipment & Services	2.0
Other Investments, less than 2% each	31.8
Short-Term Investments	3.1

Total Investments	101.9
Other assets less liabilities	(1.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.8% of Net Assets

	Aerospace & Defense – 3.7%
9,353	Axon Enterprise, Inc.(a)	$1,332,054
7,584	HEICO Corp.	954,067
11,222	Hexcel Corp.(a)	628,432

		2,914,553

	Auto Components – 2.4%
7,676	Fox Factory Holding Corp.(a)	975,313
6,830	LCI Industries	903,472

		1,878,785

	Banks – 1.1%
19,629	Pacific Premier Bancorp, Inc.	852,684

	Biotechnology – 5.7%
2,253	Argenx SE, ADR(a)	620,453
5,861	Ascendis Pharma A/S, ADR(a)	755,366
6,945	ChemoCentryx, Inc.(a)	355,862
18,668	Halozyme Therapeutics, Inc.(a)	778,269
8,607	Neurocrine Biosciences, Inc.(a)	837,031
11,145	PTC Therapeutics, Inc.(a)	527,716
14,153	Xencor, Inc.(a)	609,428

		4,484,125

	Building Products – 3.9%
10,714	Advanced Drainage Systems, Inc.	1,107,720
15,006	AZEK Co., Inc. (The)(a)	631,002
5,161	Masonite International Corp.(a)	594,754
8,038	Trex Co., Inc.(a)	735,799

		3,069,275

	Capital Markets – 4.3%
27,321	Ares Management Corp., Class A	1,530,796
8,999	Hamilton Lane, Inc., Class A	796,951
4,615	Morningstar, Inc.	1,038,560

		3,366,307

	Commercial Services & Supplies – 1.3%
7,222	Tetra Tech, Inc.	980,170

	Distributors – 1.4%
3,169	POOL CORP.	1,094,066

	Diversified Consumer Services – 1.2%
11,253	Chegg, Inc.(a)	963,932

	Electrical Equipment – 1.6%
3,738	Generac Holdings, Inc.(a)	1,224,008

	Electronic Equipment, Instruments & Components – 1.8%
18,398	Trimble, Inc.(a)	1,431,180

	Entertainment – 0.6%
38,405	Lions Gate Entertainment Corp.(a)	495,425

	Food & Staples Retailing – 2.0%
4,522	Casey’s General Stores, Inc.	977,611
16,860	Grocery Outlet Holding Corp.(a)	621,966

		1,599,577

	Food Products – 2.9%
9,184	Freshpet, Inc.(a)	$1,458,511
27,352	Simply Good Foods Co. (The)(a)	832,048

		2,290,559

	Health Care Equipment & Supplies – 4.2%
6,468	CONMED Corp.	844,656
16,052	Globus Medical, Inc., Class A(a)	989,927
5,691	Insulet Corp.(a)	1,484,896

		3,319,479

	Health Care Providers & Services – 5.0%
15,645	1Life Healthcare, Inc.(a)	611,407
14,283	Acadia Healthcare Co., Inc.(a)	816,131
1,899	Chemed Corp.	873,198
7,845	Encompass Health Corp.	642,505
5,238	LHC Group, Inc.(a)	1,001,558

		3,944,799

	Hotels, Restaurants & Leisure – 1.5%
12,260	Texas Roadhouse, Inc.(a)	1,176,224

	Household Durables – 1.2%
4,476	Helen of Troy Ltd.(a)	942,914

	Insurance – 0.6%
4,384	RLI Corp.	489,123

	Internet & Direct Marketing Retail – 0.7%
25,621	RealReal, Inc. (The)(a)	579,803

	IT Services – 4.6%
9,645	Black Knight, Inc.(a)	713,634
6,491	Broadridge Financial Solutions, Inc.	993,772
7,168	Endava PLC, Sponsored ADR(a)	607,058
3,199	EPAM Systems, Inc.(a)	1,269,011

		3,583,475

	Leisure Products – 1.8%
14,522	Brunswick Corp.	1,384,963

	Life Sciences Tools & Services – 6.6%
3,207	Bio-Techne Corp.	1,224,849
3,861	Charles River Laboratories International, Inc.(a)	1,119,034
3,869	ICON PLC(a)	759,756
7,076	PRA Health Sciences, Inc.(a)	1,084,963
13,391	Syneos Health, Inc.(a)	1,015,707

		5,204,309

	Machinery – 2.8%
9,222	ESCO Technologies, Inc.	1,004,184
24,614	Ingersoll Rand, Inc.(a)	1,211,255

		2,215,439

	Pharmaceuticals – 3.7%
11,914	Catalent, Inc.(a)	1,254,663
10,845	Horizon Therapeutics PLC(a)	998,174
8,968	Pacira BioSciences, Inc.(a)	628,567

		2,881,404

	Professional Services – 1.2%
24,067	KBR, Inc.	923,932

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Road & Rail – 1.3%
6,122	Landstar System, Inc.	$1,010,497

	Semiconductors & Semiconductor Equipment – 9.9%
11,776	Advanced Energy Industries, Inc.	1,285,586
13,530	Cohu, Inc.(a)	566,095
7,430	MKS Instruments, Inc.	1,377,671
3,869	Monolithic Power Systems, Inc.	1,366,569
11,476	Nova Measuring Instruments Ltd.(a)	1,044,431
15,822	Semtech Corp.(a)	1,091,718
7,399	Silicon Laboratories, Inc.(a)	1,043,777

		7,775,847

	Software – 10.8%
6,115	Avalara, Inc.(a)	815,925
9,622	Blackline, Inc.(a)	1,043,025
7,576	Five9, Inc.(a)	1,184,356
6,322	Paylocity Holding Corp.(a)	1,136,885
7,107	Pegasystems, Inc.	812,614
11,014	Q2 Holdings, Inc.(a)	1,103,603
7,522	Rapid7, Inc.(a)	561,216
13,999	Smartsheet, Inc., Class A(a)	894,816
2,184	Tyler Technologies, Inc.(a)	927,174

		8,479,614

	Specialty Retail – 1.4%
11,683	Floor & Decor Holdings, Inc., Class A(a)	1,115,493

	Technology Hardware, Storage & Peripherals – 0.9%
33,852	Pure Storage, Inc., Class A(a)	729,172

	Textiles, Apparel & Luxury Goods – 1.8%
7,368	Columbia Sportswear Co.	778,282
15,422	Skechers U.S.A., Inc., Class A(a)	643,251

		1,421,533

	Thrifts & Mortgage Finance – 0.7%
11,614	Axos Financial, Inc.(a)	545,974

	Trading Companies & Distributors – 2.2%
10,068	SiteOne Landscape Supply, Inc.(a)	1,719,010

	Total Common Stocks

	(Identified Cost $57,005,735)	76,087,650

Principal Amount

Short-Term Investments – 4.6%

$3,652,764	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $3,652,764 on 4/01/2021 collateralized by $3,479,400 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $3,725,867 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,652,764)	3,652,764

	Total Investments – 101.4%
	(Identified Cost $60,658,499)	79,740,414
	Other assets less liabilities—(1.4)%	(1,123,907)

	Net Assets – 100.0%	$78,616,507

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2021 (Unaudited)

Software	10.8%
Semiconductors & Semiconductor Equipment	9.9
Life Sciences Tools & Services	6.6
Biotechnology	5.7
Health Care Providers & Services	5.0
IT Services	4.6
Capital Markets	4.3
Health Care Equipment & Supplies	4.2
Building Products	3.9
Aerospace & Defense	3.7
Pharmaceuticals	3.7
Food Products	2.9
Machinery	2.8
Auto Components	2.4
Trading Companies & Distributors	2.2
Food & Staples Retailing	2.0
Other Investments, less than 2% each	22.1
Short-Term Investments	4.6

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$2,093,899,615	$407,530,171	$60,658,499
Net unrealized appreciation	919,591,067	238,061,460	19,081,915

Investments at value	3,013,490,682	645,591,631	79,740,414
Receivable for Fund shares sold	5,280,314	978,837	6,960
Receivable for securities sold	9,823,200	—	—
Dividends receivable	272,640	430,291	13,150
Prepaid expenses (Note 7)	8	3	—

TOTAL ASSETS	3,028,866,844	647,000,762	79,760,524

LIABILITIES
Payable for securities purchased	5,435,769	—	1,022,226
Payable for Fund shares redeemed	5,812,174	12,537,344	3,508
Management fees payable (Note 5)	1,933,083	390,994	45,241
Deferred Trustees’ fees (Note 5)	284,438	310,050	36,249
Administrative fees payable (Note 5)	110,554	23,534	2,850
Payable to distributor (Note 5d)	23,481	6,928	28
Other accounts payable and accrued expenses	74,617	58,738	33,915

TOTAL LIABILITIES	13,674,116	13,327,588	1,144,017

NET ASSETS	$3,015,192,728	$633,673,174	$78,616,507

NET ASSETS CONSIST OF:
Paid-in capital	$1,808,725,496	$357,842,874	$57,779,004
Accumulated earnings	1,206,467,232	275,830,300	20,837,503

NET ASSETS	$3,015,192,728	$633,673,174	$78,616,507

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$1,337,080,514	$389,151,360	$69,000,801

Shares of beneficial interest	37,122,673	12,608,403	4,864,716

Net asset value, offering and redemption price per share	$36.02	$30.86	$14.18

Retail Class:
Net assets	$116,548,637	$106,027,092	$—

Shares of beneficial interest	3,605,038	3,509,390	—

Net asset value, offering and redemption price per share	$32.33	$30.21	$—

Admin Class shares:
Net assets	$—	$9,532,048	$—

Shares of beneficial interest	—	335,400	—

Net asset value, offering and redemption price per share	$—	$28.42	$—

Class N shares:
Net assets	$1,561,563,577	$128,962,674	$9,615,706

Shares of beneficial interest	42,867,710	4,176,582	677,444

Net asset value, offering and redemption price per share	$36.43	$30.88	$14.19

See accompanying notes to financial statements.

13  |

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,566,540	$3,338,640	$133,146
Less net foreign taxes withheld	(22,695)	(16,579)	(791)

	3,543,845	3,322,061	132,355

Expenses
Management fees (Note 5)	10,427,260	2,164,358	266,239
Service and distribution fees (Note 5)	143,463	142,744	—
Administrative fees (Note 5)	598,395	124,234	15,275
Trustees’ fees and expenses (Note 5)	80,114	46,601	11,263
Transfer agent fees and expenses (Notes 5 and 6)	708,275	210,632	2,236
Audit and tax services fees	20,348	20,732	20,404
Custodian fees and expenses	44,503	8,354	4,244
Legal fees (Note 7)	32,979	5,862	767
Registration fees	86,722	59,418	16,174
Shareholder reporting expenses	17,868	13,657	2,948
Miscellaneous expenses (Note 7)	47,574	22,811	11,351

Total expenses	12,207,501	2,819,403	350,901
Less waiver and/or expense reimbursement (Note 5)	—	(107,797)	(54,217)

Net expenses	12,207,501	2,711,606	296,684

Net investment income (loss)	(8,663,656)	610,455	(164,329)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	314,791,116	44,167,405	3,075,901
Net change in unrealized appreciation (depreciation) on:
Investments	335,217,711	179,672,383	9,098,948

Net realized and unrealized gain on investments	650,008,827	223,839,788	12,174,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$641,345,171	$224,450,243	$12,010,520

See accompanying notes to financial statements.

|  14

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income (loss)	$(8,663,656)	$(11,503,268)	$610,455	$2,531,907
Net realized gain on investments	314,791,116	44,416,635	44,167,405	39,651,898
Net change in unrealized appreciation (depreciation) on investments	335,217,711	311,230,363	179,672,383	(146,094,001)

Net increase (decrease) in net assets resulting from operations	641,345,171	344,143,730	224,450,243	(103,910,196)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(22,559,287)	(80,218,616)	(26,695,330)	(34,882,909)
Retail Class	(2,296,488)	(9,162,211)	(7,238,030)	(10,573,237)
Admin Class	—	—	(668,585)	(1,107,925)
Class N	(24,308,305)	(61,460,368)	(8,552,785)	(11,045,289)

Total distributions	(49,164,080)	(150,841,195)	(43,154,730)	(57,609,360)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	221,115,113	374,429,835	(26,271,674)	(82,803,607)

Net increase (decrease) in net assets	813,296,204	567,732,370	155,023,839	(244,323,163)
NET ASSETS
Beginning of the period	2,201,896,524	1,634,164,154	478,649,335	722,972,498

End of the period	$3,015,192,728	$2,201,896,524	$633,673,174	$478,649,335

See accompanying notes to financial statements.

15  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment loss	$(164,329)	$(142,634)
Net realized gain on investments	3,075,901	478,820
Net change in unrealized appreciation (depreciation) on investments	9,098,948	7,645,216

Net increase in net assets resulting from operations	12,010,520	7,981,402

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(450,185)	(817,090)
Class N	(58,589)	(24)

Total distributions	(508,774)	(817,114)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	14,943,286	10,695,219

Net increase in net assets	26,445,032	17,859,507
NET ASSETS
Beginning of the period	52,171,475	34,311,968

End of the period	$78,616,507	$52,171,475

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$28.51		$26.30	$31.55	$27.37	$22.03	$22.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.17)	(0.16)	(0.16)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	8.24		4.73	(2.51)	7.54	5.46	1.59

Total from Investment Operations	8.13		4.56	(2.67)	7.38	5.34	1.50

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.62)		(2.35)	(2.58)	(3.20)	—	(1.69)

Net asset value, end of the period	$36.02		$28.51	$26.30	$31.55	$27.37	$22.03

Total return	28.53	%(b)	17.98%	(6.88)%	29.77%	24.24%	6.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,337,081		$1,037,625	$908,616	$926,914	$824,103	$812,383
Net expenses	0.92	%(c)	0.94%	0.95%	0.94%	0.95%	0.95%
Gross expenses	0.92	%(c)	0.94%	0.95%	0.94%	0.95%	0.95%
Net investment loss	(0.66	)%(c)	(0.66)%	(0.62)%	(0.58)%	(0.49)%	(0.41)%
Portfolio turnover rate	26%		52%	67%	41%	45%	56%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Small Cap Growth Fund – Retail Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$25.67		$23.95	$29.09		$25.53	$20.61	$20.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.14)		(0.21)	(0.21)		(0.22)	(0.16)	(0.13)
Net realized and unrealized gain (loss)	7.42		4.28	(2.35)		6.98	5.08	1.50

Total from Investment Operations	7.28		4.07	(2.56)		6.76	4.92	1.37

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.62)		(2.35)	(2.58)		(3.20)	—	(1.69)

Net asset value, end of the period	$32.33		$25.67	$23.95		$29.09	$25.53	$20.61

Total return	28.37	%(b)	17.67%	(7.11	)%(c)	29.45%	23.93%	6.61%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$116,549		$98,205	$95,635		$136,415	$107,387	$118,670
Net expenses	1.17	%(d)	1.19%	1.19	%(e)	1.19%	1.20%	1.20%
Gross expenses	1.17	%(d)	1.19%	1.20%		1.19%	1.20%	1.20%
Net investment loss	(0.91	)%(d)	(0.91)%	(0.86)%		(0.82)%	(0.73)%	(0.66)%
Portfolio turnover rate	26%		52%	67%		41%	45%	56%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

17  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund – Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$28.81		$26.53	$31.76	$27.50	$22.11	$22.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)		(0.14)	(0.13)	(0.12)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	8.34		4.77	(2.52)	7.58	5.48	1.59

Total from Investment Operations	8.24		4.63	(2.65)	7.46	5.39	1.53

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.62)		(2.35)	(2.58)	(3.20)	—	(1.69)

Net asset value, end of the period	$36.43		$28.81	$26.53	$31.76	$27.50	$22.11

Total return	28.62	%(b)	18.09%	(6.76)%	29.93%	24.38%	7.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,561,564		$1,066,067	$629,914	$517,734	$279,508	$196,733
Net expenses	0.82	%(c)	0.82%	0.82%	0.82%	0.82%	0.83%
Gross expenses	0.82	%(c)	0.82%	0.82%	0.82%	0.82%	0.83%
Net investment loss	(0.56	)%(c)	(0.54)%	(0.49)%	(0.43)%	(0.39)%	(0.29)%
Portfolio turnover rate	26%		52%	67%	41%	45%	56%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Small Cap Value Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$22.34		$28.66	$35.27	$37.37	$33.78	$32.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.12	0.10	0.09	0.13	0.17
Net realized and unrealized gain (loss)	10.61		(4.03)	(2.49)	2.11	6.36	4.82

Total from Investment Operations	10.64		(3.91)	(2.39)	2.20	6.49	4.99

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.12)	(0.08)	(0.05)	(0.14)	(0.22)
Net realized capital gains	(1.99)		(2.29)	(4.14)	(4.25)	(2.76)	(3.18)

Total Distributions	(2.12)		(2.41)	(4.22)	(4.30)	(2.90)	(3.40)

Net asset value, end of the period	$30.86		$22.34	$28.66	$35.27	$37.37	$33.78

Total return(b)	49.29	%(c)	(15.31)%	(4.11)%	6.21%	19.68%	16.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$389,151		$295,006	$433,360	$587,198	$665,229	$654,501
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.95	%(e)	0.95%	0.93%	0.92%	0.93%	0.93%
Net investment income	0.25	%(e)	0.48%	0.36%	0.26%	0.37%	0.52%
Portfolio turnover rate	12%		23%	24%	19%	25%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  18

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund – Retail Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$21.87		$28.11	$34.66	$36.83	$33.33	$31.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.05	0.03	0.00 (b)	0.04	0.08
Net realized and unrealized gain (loss)	10.39		(3.96)	(2.44)	2.08	6.27	4.77

Total from Investment Operations	10.39		(3.91)	(2.41)	2.08	6.31	4.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.04)	—	—	(0.05)	(0.12)
Net realized capital gains	(1.99)		(2.29)	(4.14)	(4.25)	(2.76)	(3.18)

Total Distributions	(2.05)		(2.33)	(4.14)	(4.25)	(2.81)	(3.30)

Net asset value, end of the period	$30.21		$21.87	$28.11	$34.66	$36.83	$33.33

Total return(c)	49.16	%(d)	(15.56)%	(4.33)%	5.95%	19.38%	16.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$106,027		$83,163	$134,434	$208,310	$251,405	$267,936
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.19	%(f)	1.20%	1.18%	1.17%	1.18%	1.18%
Net investment income (loss)	(0.00	)%(f)(g)	0.23%	0.10%	0.01%	0.12%	0.27%
Portfolio turnover rate	12%		23%	24%	19%	25%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Amount rounds to less than 0.01%.

	Small Cap Value Fund – Admin Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$20.65		$26.68	$33.25	$35.58	$32.31	$30.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.01)	(0.04)	(0.08)	(0.04)	0.01
Net realized and unrealized gain (loss)	9.79		(3.73)	(2.39)	2.00	6.07	4.62

Total from Investment Operations	9.76		(3.74)	(2.43)	1.92	6.03	4.63

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—	(0.02)
Net realized capital gains	(1.99)		(2.29)	(4.14)	(4.25)	(2.76)	(3.18)

Total Distributions	(1.99)		(2.29)	(4.14)	(4.25)	(2.76)	(3.20)

Net asset value, end of the period	$28.42		$20.65	$26.68	$33.25	$35.58	$32.31

Total return(b)	48.94	%(c)	(15.74)%	(4.60)%	5.68%	19.10%	16.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,532		$7,662	$13,357	$24,530	$30,533	$43,973
Net expenses(d)	1.40	%(e)	1.40%	1.40%	1.40%	1.40%	1.39	%(f)
Gross expenses	1.44	%(e)	1.45%	1.43%	1.42%	1.43%	1.42	%(f)
Net investment income (loss)	(0.25	)%(e)	(0.03)%	(0.15)%	(0.24)%	(0.11)%	0.03%
Portfolio turnover rate	12%		23%	24%	19%	25%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

19  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund – Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$22.35		$28.68	$35.31	$37.41	$33.81	$32.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.13	0.12	0.12	0.15	0.19
Net realized and unrealized gain (loss)	10.62		(4.03)	(2.50)	2.11	6.37	4.83

Total from Investment Operations	10.66		(3.90)	(2.38)	2.23	6.52	5.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.14)	(0.11)	(0.08)	(0.16)	(0.25)
Net realized capital gains	(1.99)		(2.29)	(4.14)	(4.25)	(2.76)	(3.18)

Total Distributions	(2.13)		(2.43)	(4.25)	(4.33)	(2.92)	(3.43)

Net asset value, end of the period	$30.88		$22.35	$28.68	$35.31	$37.41	$33.81

Total return	49.39	%(b)(c)	(15.28)%	(4.07)%	6.28%	19.78%	16.84%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$128,963		$92,818	$141,821	$153,646	$136,162	$68,332
Net expenses	0.85	%(d)(e)	0.85%	0.83%	0.83%	0.83%	0.83%
Gross expenses	0.86	%(e)	0.85%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.30	%(e)	0.53%	0.43%	0.33%	0.44%	0.61%
Portfolio turnover rate	12%		23%	24%	19%	25%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

	Small/Mid Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.81		$10.03	$15.49		$12.31		$9.73	$9.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.04)	(0.04)		(0.05)		0.00 (b)	(0.02)
Net realized and unrealized gain (loss)	2.50		2.06	(1.55	)(c)	3.23		2.60	0.70

Total from Investment Operations	2.47		2.02	(1.59)		3.18		2.60	0.68

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		(0.02)	—
Net realized capital gains	(0.10)		(0.24)	(3.87)		—		—	—

Total Distributions	(0.10)		(0.24)	(3.87)		—		(0.02)	—

Net asset value, end of the period	$14.18		$11.81	$10.03		$15.49		$12.31	$9.73

Total return(d)	20.96	%(e)	20.38%	(3.27)%		25.83%		26.74%	7.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$69,001		$52,170	$34,312		$17,500		$14,592	$11,974
Net expenses(f)	0.84	%(g)	0.84%	0.85%		0.85%		0.85%	0.85%
Gross expenses	0.99	%(g)	1.21%	1.30%		1.43%		1.57%	1.75%
Net investment income (loss)	(0.47	)%(g)	(0.34)%	(0.35)%		(0.35)%		0.01%	(0.22)%
Portfolio turnover rate	26%		60%	67%		102	%(h)	49%	53%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to significant shareholder flows.

See accompanying notes to financial statements.

|  20

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund – Class N
	Six Months Ended March 31, 2021 (Unaudited)	Period Ended September 30, 2020*
Net asset value, beginning of the period	$11.81	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	2.51	2.20

Total from Investment Operations	2.48	2.16

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.10)	(0.24)

Net asset value, end of the period	$14.19	$11.81

Total return(b)(c)	21.05%	22.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,616	$1
Net expenses(d)(e)	0.83%	0.83%
Gross expenses(e)	0.99%	107.49%
Net investment loss(e)	(0.40)%	(0.34)%
Portfolio turnover rate	26%	60	%(f)

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2020.

See accompanying notes to financial statements.

21  |

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York

|  22

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

23  |

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, deferred Trustees’ fees, redemptions-in-kind, capital gain distributions received and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees, capital gain distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$150,841,195	$150,841,195
Small Cap Value Fund	2,526,541	55,082,819	57,609,360
Small/Mid Cap Growth Fund	—	817,114	817,114

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2020, late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Late-year ordinary and post-October capital loss deferrals*	$(8,252,065)	$—	$(522,399)

* Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

As of March 31, 2021, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$2,093,899,615	$407,530,171	$60,658,499

Gross tax appreciation	$937,624,219	$243,443,770	$19,600,976
Gross tax depreciation	(18,033,152)	(5,382,310)	(519,061)

Net tax appreciation	$919,591,067	$238,061,460	$19,081,915

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. Small Cap Growth Fund and Small Cap Value Fund have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with

|  24

Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2021, neither Fund had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,913,088,144	$—	$—	$2,913,088,144
Short-Term Investments	—	100,402,538	—	100,402,538

Total	$2,913,088,144	$100,402,538	$—	$3,013,490,682

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$626,216,728	$—	$—	$626,216,728
Other Investments(a)	—	—	—	—
Short-Term Investments	—	19,374,903	—	19,374,903

Total	$626,216,728	$19,374,903	$—	$645,591,631

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$76,087,650	$—	$—	$76,087,650
Short-Term Investments	—	3,652,764	—	3,652,764

Total	$76,087,650	$3,652,764	$—	$79,740,414

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2021, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$825,468,866	$663,933,983
Small Cap Value Fund	68,769,633	139,107,950
Small/Mid Cap Growth Fund	31,159,019	17,727,500

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	0.83%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Small Cap Growth Fund	$10,427,260	$—	$—	$10,427,260	0.75%	0.75%
Small Cap Value Fund	2,164,358	107,797	—	2,056,561	0.75%	0.71%
Small/Mid Cap Growth Fund	266,239	49,360	4,412	212,467	0.75%	0.60%

1 Waiver/expense reimbursements are subject to possible recovery until September 30, 2022.

2 Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$143,463	$—
Small Cap Value Fund	10,917	120,910	10,917

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$598,395
Small Cap Value Fund	124,234
Small/Mid Cap Growth Fund	15,275

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that

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March 31, 2021 (Unaudited)

hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$693,653
Small Cap Value Fund	198,773
Small/Mid Cap Growth Fund	298

As of March 31, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$23,481
Small Cap Value Fund	6,928
Small/Mid Cap Growth Fund	28

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

f.  Affiliated Ownership. As of March 31, 2021, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.09%	1.04%	1.13%
Small Cap Value Fund	0.58%	4.73%	5.31%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2021, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $445 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$645,310	$58,522	$—	$4,443
Small Cap Value Fund	162,077	43,789	3,952	814
Small/Mid Cap Growth Fund	1,791	—	—	445

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2021, none of the Funds had borrowings under this agreement.

Effective April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

8.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership Ownership (Note 5g)	Total Percentage of Ownership
Small Cap Value Fund	2	16.28%	5.31%	21.59%
Small/Mid Cap Growth Fund	5	77.42%	—	77.42%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

9.  Risk. Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,400,831	$186,123,110	13,167,719	$318,448,815
Issued in connection with the reinvestment of distributions	603,506	21,484,823	2,907,753	77,404,396
Redeemed	(5,281,813)	(181,981,834)	(14,223,727)	(360,653,006)

Net change	722,524	$25,626,099	1,851,745	$35,200,205

Retail Class
Issued from the sale of shares	413,321	$12,736,183	912,597	$20,495,084
Issued in connection with the reinvestment of distributions	71,504	2,286,695	379,550	9,116,785
Redeemed	(705,751)	(21,745,015)	(1,459,375)	(33,506,278)

Net change	(220,926)	$(6,722,137)	(167,228)	$(3,894,409)

Class N
Issued from the sale of shares	10,260,417	$358,675,428	17,628,357	$452,596,699
Issued in connection with the reinvestment of distributions	666,169	23,982,068	2,249,879	60,476,756
Redeemed	(5,062,345)	(180,446,345)	(6,620,566)	(169,949,416)

Net change	5,864,241	$202,211,151	13,257,670	$343,124,039

Increase from capital share transactions	6,365,839	$221,115,113	14,942,187	$374,429,835

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

10.  Capital Shares – continued

	Small Cap Value Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,172,169	$32,855,011	3,070,880	$72,483,944
Issued in connection with the reinvestment of distributions	969,486	25,449,017	1,187,726	33,101,927
Redeemed	(2,739,966)	(76,619,676)	(6,171,314)	(143,712,872)

Net change	(598,311)	$(18,315,648)	(1,912,708)	$(38,127,001)

Retail Class
Issued from the sale of shares	189,012	$5,300,543	209,646	$4,830,652
Issued in connection with the reinvestment of distributions	280,859	7,220,881	385,444	10,541,881
Redeemed	(762,394)	(20,192,409)	(1,576,219)	(38,194,968)

Net change	(292,523)	$(7,670,985)	(981,129)	$(22,822,435)

Admin Class
Issued from the sale of shares	8,169	$205,940	89,240	$2,047,167
Issued in connection with the reinvestment of distributions	27,530	666,234	33,393	863,879
Redeemed	(71,365)	(1,740,100)	(252,153)	(5,146,329)

Net change	(35,666)	$(867,926)	(129,520)	$(2,235,283)

Class N
Issued from the sale of shares	397,857	$11,413,748	606,779	$14,233,156
Issued in connection with the reinvestment of distributions	325,820	8,552,785	396,172	11,045,289
Redeemed	(699,645)	(19,383,648)	(1,794,608)	(44,897,333)

Net change	24,032	$582,885	(791,657)	$(19,618,888)

Decrease from capital share transactions	(902,468)	$(26,271,674)	(3,815,014)	$(82,803,607)

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2021		Year Ended September 30, 2020(a)

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	612,095	$8,339,938	2,299,458	$24,306,399
Issued in connection with the reinvestment of distributions	31,883	450,185	74,958	787,810
Redeemed	(198,466)	(2,805,426)	(844,906)	(8,799,784)
Redeemed in-kind (Note 11)	—	—	(532,341)	(5,600,230)

Net change	445,512	$5,984,697	997,169	$10,694,195

Class N
Issued from the sale of shares	673,195	$8,900,000	101	$1,000
Issued in connection with the reinvestment of distributions	4,146	58,589	2	24

Net change	677,341	$8,958,589	103	$1,024

Increase from capital share transactions	1,122,853	$14,943,286	997,272	$10,695,219

(a) From commencement of operations on October 1, 2019 for Class N shares.

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Notes to Financial Statements – continued

March 31, 2021 (Unaudited)

11.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2020, Small/Mid Cap Growth Fund participated in a redemption in-kind transaction.

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Semiannual Report

March 31, 2021

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Growth Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Lead Portfolio Managers	Class A NEFRX

Peter W. Palfrey, CFA®	Class C NECRX

Richard G. Raczkowski	Class N NERNX

Agency MBS Portfolio Managers	Class Y NERYX

Ian Anderson

Barath W. Sankaran, CFA®

Loomis, Sayles & Company, L.P.

Average Annual Total Returns — March 31, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 12/30/94)
NAV	-1.21%	5.59%	4.76%	4.68%	—	0.47%	0.47%

Class A (Inception 11/7/73)
NAV	-1.27	5.37	4.50	4.42	—	0.72	0.72
With 4.25% Maximum Sales Charge	-5.43	0.90	3.60	3.96	—

Class C (Inception 12/30/94)
NAV	-1.71	4.48	3.71	3.80	—	1.47	1.47
With CDSC[1]	-2.67	3.48	3.71	3.80	—

Class N (Inception 2/1/13)
NAV	-1.17	5.66	4.85	—	3.69	0.38	0.38

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	-2.73	0.71	3.10	3.44	2.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES CREDIT INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LOCAX

Elaine M. Stokes	Class C LOCCX

Brain P. Kennedy	Class N LOCNX

Class Y LOCYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Total Returns — March 31, 20213

			Expense Ratios[4]

	6 Months	Life of Fund	Gross	Net

Class Y (Inception 9/29/20)
NAV	2.14%	1.83%	1.11%	0.57%

Class A (Inception 9/29/20)
NAV	2.13	1.83	1.36	0.82
With 4.25% Maximum Sales Charge	-2.18	-2.46

Class C (Inception 9/29/20)
NAV	1.64	1.34	2.11	1.57
With CDSC[1]	0.64	0.34

Class N (Inception 9/29/20)
NAV	2.16	1.86	1.42	0.52

Comparative Performance
Bloomberg Barclays U.S. Credit Index[2]	-1.79	-1.98

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers. The U.S. Credit Index is a subset of the U.S. Government/Credit Index and U.S. Aggregate Index. Indexes are unmanaged. It is not possible to invest directly in an index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Matthew J. Eagan, CFA®*	Class A LGMAX

Daniel J. Fuss, CFA®, CIC*	Class C LGMCX

Eileen N. Riley, CFA®	Class N LGMNX

David W. Rolley, CFA®	Class Y LSWWX

Lee M. Rosenbaum

Loomis, Sayles & Company, L.P.

*	Effective March 1, 2021, Matthew Eagan was added as portfolio manager to the Fund and Daniel J. Fuss no longer serves as portfolio manager.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns —March 31, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 5/1/96)
NAV	9.66%	36.98%	12.40%	9.16%	—	0.90%	0.90%

Class A (Inception 2/1/06)
NAV	9.49	36.63	12.11	8.88	—	1.15	1.15
With 5.75% Maximum Sales Charge	-3.20	28.79	10.79	8.24	—

Class C (Inception 2/1/06)
NAV	9.13	35.64	11.29	8.23	—	1.90	1.90
With CDSC[1]	8.13	34.64	11.29	8.23	—

Class N (Inception 2/1/17)
NAV	9.70	37.09	—	—	13.17	0.82	0.82

Comparative Performance
MSCI ACWI (Net)[2]	19.93	54.60	13.21	9.14	13.25
Blended Index[3]	11.13	32.72	9.12	6.55	9.71

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — March 31, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 5/16/91)
NAV	11.76%	53.09%	19.72%	16.87%	—	0.65%	0.65%

Class A (Inception 12/31/96)
NAV	11.65	52.80	19.43	16.58	—	0.90	0.90
With 5.75% Maximum Sales Charge	5.25	44.04	18.01	15.89	—

Class C (Inception 9/12/03)
NAV	11.26	51.65	18.52	15.87	—	1.65	1.65
With CDSC[1]	10.26	50.65	18.52	15.87	—

Class N (Inception 2/1/13)
NAV	11.79	53.23	19.83	—	17.68	0.57	0.57

Comparative Performance
Russell 1000® Growth Index[2]	12.44	62.74	21.05	16.63	18.32
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Class Y LSDIX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	-0.83%	5.48%	3.41%	3.38%	—	0.47%	0.40%

Class A (Inception 5/28/10)[1]
NAV	-0.95	5.22	3.15	3.10	—	0.72	0.65
With 4.25% Maximum Sales Charge	-5.18	0.77	2.26	2.66	—

Class C (Inception 8/31/16)[1]
NAV	-1.34	4.41	2.38	2.44	—	1.46	1.40
With CDSC[2]	-2.30	3.41	2.38	2.44	—

Class N (Inception 2/01/19)
NAV	-0.71	5.64	—	—	5.92	0.43	0.35

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	-1.39	2.01	2.75	2.88	4.86

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Class Y NELYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns — March 31, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 3/31/94)
NAV	-0.29%	0.59%	1.74%	1.73%	—	0.49%	0.49%

Class A (Inception 1/3/89)
NAV	-0.51	0.34	1.49	1.47	—	0.74	0.74
With 2.25% Maximum Sales Charge	-2.78	-1.88	1.02	1.24	—

Class C (Inception 12/30/94)
NAV	-0.83	-0.44	0.72	0.86	—	1.49	1.49
With CDSC[1]	-1.83	-1.44	0.72	0.86	—

Class N (Inception 2/1/17)
NAV	-0.34	0.59	—	—	2.18	0.42	0.41

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	-0.56	-0.02	1.92	1.72	2.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2020 through March 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 - 3/31/2021
Class A
Actual	$1,000.00	$987.30	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Class C
Actual	$1,000.00	$982.90	$7.22
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.34
Class N
Actual	$1,000.00	$988.30	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$1.92
Class Y
Actual	$1,000.00	$987.90	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$2.32

*

Expenses are equal to the Fund’s annualized expense ratio: 0.71%, 1.46%, 0.38% and 0.46% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

LOOMIS SAYLES CREDIT INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 – 3/31/2021
Class A
Actual	$1,000.00	$1,021.30	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class C
Actual	$1,000.00	$1,016.40	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.90
Class N
Actual	$1,000.00	$1,021.60	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62
Class Y
Actual	$1,000.00	$1,021.40	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.82%, 1.57%, 0.52% and 0.57% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 - 3/31/2021
Class A
Actual	$1,000.00	$1,094.90	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74
Class C
Actual	$1,000.00	$1,091.30	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.51	$9.50
Class N
Actual	$1,000.00	$1,097.00	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class Y
Actual	$1,000.00	$1,096.60	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48

*

Expenses are equal to the Fund’s annualized expense ratio: 1.14%, 1.89%, 0.82% and 0.89% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 - 3/31/2021
Class A
Actual	$1,000.00	$1,116.50	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48
Class C
Actual	$1,000.00	$1,112.60	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.25
Class N
Actual	$1,000.00	$1,117.90	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87
Class Y
Actual	$1,000.00	$1,117.60	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

*

Expenses are equal to the Fund’s annualized expense ratio: 0.89%, 1.64%, 0.57% and 0.64% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 – 3/31/2021
Class A
Actual	$1,000.00	$990.50	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$986.60	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class N
Actual	$1,000.00	$992.90	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77
Class Y
Actual	$1,000.00	$991.70	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 – 3/31/2021
Class A
Actual	$1,000.00	$994.90	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$991.70	$7.40
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class N
Actual	$1,000.00	$996.60	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.07
Class Y
Actual	$1,000.00	$997.10	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*

Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.49%, 0.41% and 0.49% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

11  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.6% of Net Assets
Non-Convertible Bonds — 84.4%
	ABS Car Loan — 0.7%
$5,674,500	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$5,695,018
14,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,383,666
9,825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,137,455
4,732,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	4,837,445
7,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	7,743,892
7,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	8,084,328
3,627,037	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	3,641,986
2,730,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	2,753,347
1,273,070	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	1,279,579
9,160,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	9,138,215

		67,694,931

	ABS Credit Card — 0.1%
10,552,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,589,076

	ABS Home Equity — 0.9%
1,467,278	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	1,509,212
1,740,442	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	1,784,260
973,023	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	988,130
5,548,997	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	5,680,014
3,276,544	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	3,365,682
1,317,968	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	1,351,581
4,798,215	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	4,998,544
21,133	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	21,107
22,699,485	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.006%, 6/17/2037, 144A(b)	22,741,549
5,164,034	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 0.952%, 12/22/2069, 144A(b)	5,171,454
	ABS Home Equity — continued
905,130	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	912,502
3,632,641	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	3,708,468
944,370	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	960,534
313,115	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	313,860
2,178,484	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	2,219,813
4,307,565	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	4,416,670
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.399%, 10/25/2053, 144A(a)	1,540,048
1,142,270	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	1,144,276
4,763,689	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,071,087
2,605,598	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	2,639,552
5,712,060	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,968,536
8,950,648	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	9,420,332

		85,927,211

	ABS Other — 0.7%
25,160,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	24,577,974
7,943,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	8,332,144
12,426,600	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	12,061,151
10,904,746	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	10,928,490
13,430,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	13,104,654

		69,004,413

	ABS Student Loan — 0.2%
9,850,618	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	9,912,573
6,745,831	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	6,662,426
4,229,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	4,334,069

		20,909,068

	ABS Whole Business — 0.1%
13,402,350	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	13,412,268

	Aerospace & Defense — 1.4%
24,635,000	Boeing Co. (The), 1.433%, 2/04/2024	24,947,775
18,782,000	Boeing Co. (The), 5.705%, 5/01/2040	22,984,031
20,417,000	Boeing Co. (The), 5.805%, 5/01/2050	25,703,991
3,595,000	Boeing Co. (The), 5.930%, 5/01/2060	4,612,835

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — continued
$874,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	$911,145
14,175,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	14,708,547
5,685,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	6,306,250
33,420,000	Textron, Inc., 3.000%, 6/01/2030	33,945,622

		134,120,196

	Agency Commercial Mortgage-Backed Securities — 1.3%
5,358,203	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.898%, 11/25/2025(a)	5,761,279
19,323,414	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.869%, 11/25/2027(a)(c)	20,736,427
1,575,872	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.960%, 9/25/2027(a)	1,712,357
7,206,290	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.478%, 12/25/2026(a)	7,593,509
6,206,747	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,681,707
11,259,203	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.985%, 12/25/2027(a)	12,291,718
2,335,328	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.370%, 7/25/2028(a)	2,615,753
17,016,566	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)(c)	18,532,968
4,428,579	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,928,783
2,629,617	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,817,314
5,881,039	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,515,865
6,640,495	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,378,106
4,846,745	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,391,788
868,628	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	957,011
1,243,610	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,377,721
7,637,281	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,532,987
2,420,767	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,691,153
9,934,637	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,305,687

		127,822,133

	Airlines — 0.7%
8,660,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	9,012,375
9,910,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	10,540,772
1,957,477	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	2,013,226
18,085,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	19,665,553
17,470,000	Southwest Airlines Co., 5.125%, 6/15/2027	20,084,728
5,505,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	5,716,062

		67,032,716

	Automotive — 2.3%
18,225,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	17,509,669
15,580,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	15,789,551
22,553,000	General Motors Co., 5.000%, 4/01/2035	25,977,542
7,913,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	8,296,685
26,135,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	26,135,000
7,940,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	7,964,172
11,596,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	11,978,693
8,345,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	8,682,121
18,824,000	Lear Corp., 5.250%, 5/15/2049	22,055,404
8,595,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	8,992,187
17,460,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	18,495,923
9,825,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,350,501
16,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	16,942,084
7,946,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	8,533,939
14,887,000	Volkswagen Group of America Finance LLC, 3.750%, 5/13/2030, 144A	16,148,062

		223,851,533

	Banking — 8.9%
31,336,000	Ally Financial, Inc., 3.050%, 6/05/2023	32,765,788
20,016,000	American Express Co., 2.500%, 7/30/2024	21,128,885
11,254,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	11,760,430
15,204,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,829,645
15,600,000	Banco Santander S.A., 1.849%, 3/25/2026	15,570,113
3,600,000	Banco Santander S.A., 2.958%, 3/25/2031	3,579,230
31,885,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	34,810,601
9,656,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,042,673
58,102,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	63,225,014
6,700,000	Barclays PLC, 3.200%, 8/10/2021	6,766,327
24,705,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	24,201,941
8,805,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	8,816,006
19,610,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	19,178,415

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$29,799,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	$31,368,108
6,645,000	Citigroup, Inc., 4.000%, 8/05/2024	7,256,621
28,532,000	Citigroup, Inc., 4.050%, 7/30/2022	29,818,131
10,800,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	12,325,090
18,320,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	16,604,013
5,853,000	Credit Suisse AG, 2.100%, 11/12/2021	5,913,996
11,240,000	Deutsche Bank AG, 1.686%, 3/19/2026	11,215,029
10,505,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	10,185,995
13,420,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	13,453,768
34,005,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	35,065,511
12,057,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,713,113
17,026,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	24,068,311
6,000,000	Goldman Sachs Group, Inc. (The), (fixed rate to 6/5/2027, variable rate thereafter), 3.691%, 6/05/2028	6,564,977
2,605,000	HSBC Holdings PLC, 4.950%, 3/31/2030	3,041,547
18,906,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	19,944,530
14,425,000	ING Groep NV, (fixed rate to 4/01/2026, variable rate thereafter), 1.726%, 4/01/2027	14,436,540
14,082,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	14,342,395
10,366,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	10,888,543
9,705,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,849,035
22,401,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	23,166,920
31,750,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	32,268,161
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,298,338
3,755,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,780,837
27,075,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	29,509,406
10,000,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	10,901,857
3,210,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,514,175
11,914,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	12,109,807
20,667,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,576,579
15,854,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	16,352,992
17,572,000	PNC Bank NA, (fixed rate to 12/9/2021, variable rate thereafter), 2.028%, 12/09/2022	17,765,995
10,161,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	12,544,894
29,676,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	30,759,783
27,261,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	28,343,381
16,310,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	16,317,162
20,961,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	22,160,623
13,675,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	14,219,250
24,004,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	25,460,357

		881,780,838

	Brokerage — 0.1%
10,960,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	11,208,279

	Building Materials — 0.5%
12,050,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	11,760,800
21,858,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	23,480,301
8,129,000	Owens Corning, 4.200%, 12/01/2024	8,971,810
1,245,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,299,469

		45,512,380

	Cable Satellite — 0.5%
27,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	27,429,476
2,664,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	2,748,582
6,920,000	Time Warner Cable LLC, 4.500%, 9/15/2042	7,396,165
877,000	Time Warner Cable LLC, 5.500%, 9/01/2041	1,037,982
2,514,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,121,994
8,019,000	Time Warner Cable LLC, 6.550%, 5/01/2037	10,544,948
1,911,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,560,330

		54,839,477

	Chemicals — 1.0%
3,498,000	Air Products & Chemicals, Inc., 1.500%, 10/15/2025	3,548,825
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,592,290
28,948,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	32,928,350
1,571,000	Ecolab, Inc., 4.800%, 3/24/2030	1,879,268
9,845,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	10,148,128
12,223,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	14,319,245
10,599,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	13,566,720
4,179,000	RPM International, Inc., 3.450%, 11/15/2022	4,325,837
12,792,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	13,709,186
6,213,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	6,465,372

		102,483,221

	Collateralized Mortgage Obligations — 0.2%
4,746,601	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	5,409,270
336,895	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.470%, 10/20/2060(b)	337,234
319,403	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.640%, 8/20/2062(b)	320,919
111,889	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(d)(e)	111,522
149,440	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(d)(e)	148,592
292,755	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(d)(e)	291,865
435,631	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063(d)(e)	434,977
1,578,447	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	1,596,777

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$10,755,881	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$10,925,972
19,742	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.400%, 5/20/2063(b)(d)(e)	19,628

		19,596,756

	Construction Machinery — 0.3%
6,702,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	7,013,799
6,500,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	6,674,692
8,264,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,568,656
4,547,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,815,775

		27,072,922

	Consumer Cyclical Services — 0.4%
18,630,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	17,239,162
8,360,000	Expedia Group, Inc., 3.600%, 12/15/2023, 144A	8,877,066
6,420,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	7,136,600
2,005,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	2,319,208
3,945,000	MercadoLibre, Inc., 2.375%, 1/14/2026	3,916,202
5,130,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,883,760

		44,371,998

	Consumer Products — 0.5%
6,911,000	Hasbro, Inc., 3.550%, 11/19/2026	7,458,657
987,000	Hasbro, Inc., 3.900%, 11/19/2029	1,061,479
2,415,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	2,355,881
6,670,000	Mattel, Inc., 3.375%, 4/01/2026, 144A	6,886,375
3,161,000	Newell Brands, Inc., 4.875%, 6/01/2025	3,488,954
8,890,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	8,601,075
2,838,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	2,894,760
12,185,000	Whirlpool Corp., 4.750%, 2/26/2029	14,115,191
3,318,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,346,508

		50,208,880

	Diversified Manufacturing — 0.4%
3,085,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	3,262,388
16,591,000	General Electric Co., 4.250%, 5/01/2040	18,210,486
5,956,000	General Electric Co., 4.350%, 5/01/2050	6,610,831
8,705,000	Roper Technologies, Inc., 1.400%, 9/15/2027	8,410,405

		36,494,110

	Electric — 1.7%
4,016,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	4,261,779
4,041,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,320,152
15,315,000	Calpine Corp., 3.750%, 3/01/2031, 144A	14,596,727
16,660,000	Calpine Corp., 5.000%, 2/01/2031, 144A	16,260,160
20,400,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	19,571,352
30,209,817	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	33,759,470
3,816,000	DPL, Inc., 4.125%, 7/01/2025, 144A	4,044,273
954,000	Edison International, 4.950%, 4/15/2025	1,064,869
3,147,000	Enel Americas S.A., 4.000%, 10/25/2026	3,437,122
3,194,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,431,779
7,514,000	Entergy Corp., 2.800%, 6/15/2030	7,566,233
16,373,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,806,108
10,340,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	10,508,025
11,395,000	PG&E Corp., 5.000%, 7/01/2028	12,038,533
	Electric — continued
1,647,000	PG&E Corp., 5.250%, 7/01/2030	1,745,820
7,987,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,705,830
4,158,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,488,894
2,895,000	Virginia Electric & Power Co., Class A, 2.875%, 7/15/2029	3,015,245

		169,622,371

	Finance Companies — 2.0%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,590,498
21,331,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	22,800,706
27,195,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	26,018,064
31,405,000	Ares Capital Corp., 2.150%, 7/15/2026	30,582,939
23,990,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	22,544,693
21,195,000	FS KKR Capital Corp., 3.400%, 1/15/2026	21,022,708
4,628,000	GATX Corp., 4.000%, 6/30/2030	5,096,854
3,712,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,969,397
17,602,000	Navient Corp., 5.000%, 3/15/2027	17,646,005
1,016,000	Navient Corp., 5.875%, 10/25/2024	1,066,912
1,068,000	Navient Corp., 6.750%, 6/15/2026	1,157,712
8,451,000	Navient Corp., MTN, 6.125%, 3/25/2024	8,947,496
16,090,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	16,297,222
4,145,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,989,562
13,626,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	13,115,025

		195,845,793

	Financial Other — 0.2%
13,710,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	13,397,549
5,995,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	6,189,838

		19,587,387

	Food & Beverage — 2.3%
25,505,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	30,466,840
14,358,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	16,233,068
17,348,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	19,551,971
7,006,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	8,372,873
19,029,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	23,379,600
19,940,000	BRF S.A., 5.750%, 9/21/2050, 144A	19,640,302
2,500,000	Bunge Ltd. Finance Corp., 1.630%, 8/17/2025	2,501,090
12,400,000	Conagra Brands, Inc., 1.375%, 11/01/2027	11,944,857
29,356,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	29,240,925
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,869,572
11,068,000	Kraft Heinz Foods Co., 3.875%, 5/15/2027	12,054,108
23,625,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	23,365,125
20,451,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	20,502,128
1,790,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,780,137

		222,902,596

	Gaming — 0.1%
5,245,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	5,389,657

	Government Owned – No Guarantee — 2.3%
7,695,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	7,760,320

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$7,364,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	$7,585,804
17,070,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	17,639,114
4,370,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,812,825
21,790,000	OCP S.A., 5.625%, 4/25/2024, 144A	23,669,387
18,465,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	18,265,947
6,982,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,292,420
10,400,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,619,816
14,095,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	12,510,040
11,680,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	12,669,564
44,487,000	Tennessee Valley Authority, 4.250%, 9/15/2065	57,366,703
8,587,000	Tennessee Valley Authority, 4.625%, 9/15/2060	11,608,468
6,077,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,351,435
10,402,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,265,426
10,376,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	11,781,948

		226,199,217

	Health Insurance — 0.3%
23,890,000	Centene Corp., 2.500%, 3/01/2031	22,815,428
11,398,000	Centene Corp., 3.375%, 2/15/2030	11,504,799

		34,320,227

	Healthcare — 0.6%
4,213,000	CVS Health Corp., 4.300%, 3/25/2028	4,784,207
20,165,000	CVS Health Corp., 5.050%, 3/25/2048	24,755,356
17,239,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	17,564,127
9,916,000	Quest Diagnostics, Inc., 2.800%, 6/30/2031	10,078,870

		57,182,560

	Home Construction — 0.2%
275,000	Lennar Corp., 4.500%, 4/30/2024	299,137
1,291,000	Lennar Corp., 4.750%, 11/15/2022	1,353,936
18,057,000	NVR, Inc., 3.000%, 5/15/2030	18,532,698

		20,185,771

	Hybrid ARMs — 0.0%
14,212	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(b)	14,604

	Independent Energy — 0.9%
2,940,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,041,205
2,955,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	3,132,300
9,289,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	10,380,271
12,755,000	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	12,854,362
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,642,450
10,165,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	11,104,348
19,575,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	20,921,760
2,410,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	2,766,511
4,394,666	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,327,472
4,820,000	Pioneer Natural Resources Co., 1.125%, 1/15/2026	4,732,138
11,507,000	WPX Energy, Inc., 4.500%, 1/15/2030	12,390,623

		87,293,440

	Industrial Other — 0.2%
10,447,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	11,088,550
	Industrial Other — continued
9,417,000	CK Hutchison International 20 Ltd., 2.500%, 5/08/2030, 144A	9,348,924
3,816,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	4,897,073

		25,334,547

	Life Insurance — 0.6%
27,675,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	28,004,372
17,345,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	20,323,261
4,530,000	GA Global Funding Trust, 1.625%, 1/15/2026, 144A	4,523,713
3,445,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	3,355,292

		56,206,638

	Lodging — 0.4%
15,690,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	15,228,714
23,965,000	Marriott International, Inc., 3.500%, 10/15/2032	24,868,348

		40,097,062

	Media Entertainment — 1.1%
21,850,000	AMC Networks, Inc., 4.250%, 2/15/2029	21,249,125
60,490,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,144,725
10,225,000	Lamar Media Corp., 3.625%, 1/15/2031, 144A	9,877,861
9,783,000	Lamar Media Corp., 3.750%, 2/15/2028	9,770,771
5,486,000	Lamar Media Corp., 4.000%, 2/15/2030	5,470,749
14,145,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	13,617,674
17,860,000	Prosus NV, 3.832%, 2/08/2051, 144A	15,685,989
15,455,000	Prosus NV, 3.680%, 1/21/2030, 144A	15,951,657
14,843,000	Prosus NV, 4.850%, 7/06/2027, 144A	16,644,643

		110,413,194

	Metals & Mining — 1.1%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,807,358
2,560,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,505,345
3,720,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	3,781,137
9,737,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	11,626,202
17,005,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	17,313,301
18,120,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	17,828,630
34,340,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	32,997,993
3,816,000	Steel Dynamics, Inc., 2.400%, 6/15/2025	3,977,228
2,689,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	2,870,595
9,945,000	Vale Overseas Ltd., 3.750%, 7/08/2030	10,381,486

		105,089,275

	Midstream — 1.7%
636,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	649,677
6,606,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,343,984
9,571,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,413,758
1,498,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,837,419
12,565,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,196,772

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$2,606,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	$2,694,022
13,210,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	12,872,617
6,242,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	6,786,615
2,255,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	2,288,323
1,100,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,135,293
3,426,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,721,205
11,760,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	12,919,061
17,068,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	18,958,203
6,330,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	6,377,475
17,565,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	18,046,281
6,354,000	ONEOK, Inc., 5.850%, 1/15/2026	7,438,405
3,686,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,753,917
7,495,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	7,825,679
5,475,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	5,911,862
21,676,000	Williams Cos., Inc. (The) , 3.500%, 11/15/2030	22,978,193

		168,148,761

	Mortgage Related — 24.6%
27,908,154	FHLMC, 1.500%, with various maturities from 2050 to 2051(f)	26,923,929
193,288,133	FHLMC, 2.000%, with various maturities from 2050 to 2051(c)(f)	192,940,130
40,004,962	FHLMC, 2.500%, with various maturities in 2050(f)	41,010,116
31,831,828	FHLMC, 3.000%, with various maturities from 2042 to 2050(c)(f)	33,415,130
19,639,352	FHLMC, 3.500%, with various maturities from 2043 to 2050(f)	21,091,327
4,926,628	FHLMC, 4.000%, with various maturities from 2044 to 2048(f)	5,367,341
115,906,342	FHLMC, 4.500%, with various maturities from 2041 to 2049(c)(f)	126,268,943
267,694,220	FHLMC, 5.000%, with various maturities from 2048 to 2050(c)(f)	296,238,620
7,264	FHLMC, 6.000%, 6/01/2035	8,683
52,237,099	FNMA, 1.500%, with various maturities in 2051(f)	50,485,221
235,819,983	FNMA, 2.000%, with various maturities from 2050 to 2051(f)	235,517,201
64,743,820	FNMA, 2.500%, with various maturities from 2045 to 2050(c)(f)	66,608,787
92,903,192	FNMA, 3.000%, with various maturities from 2045 to 2050(c)(f)	97,263,792
77,877,881	FNMA, 3.500%, with various maturities from 2043 to 2050(c)(f)	82,157,167
257,574,351	FNMA, 4.000%, with various maturities from 2041 to 2050(c)(f)	276,305,477
279,721,697	FNMA, 4.500%, with various maturities from 2043 to 2050(c)(f)	304,743,101
58,046,833	FNMA, 5.000%, with various maturities from 2048 to 2050(c)(f)	64,285,825
8,940,464	FNMA, 5.500%, 4/01/2050	9,960,551
	Mortgage Related — continued
7,439,336	FNMA, 6.000%, with various maturities from 2034 to 2049(f)	8,413,545
9,413	FNMA, 6.500%, with various maturities from 2029 to 2031(f)	10,648
24,667	FNMA, 7.000%, with various maturities in 2030(f)	26,766
15,220	FNMA, 7.500%, with various maturities from 2024 to 2032(f)	17,362
5,827	GNMA, 3.640%, 8/20/2062(a)	5,843
7,005	GNMA, 3.756%, 1/20/2063(a)	7,173
21,228	GNMA, 3.814%, 12/20/2062(a)	21,736
4,835	GNMA, 3.851%, 11/20/2062(a)	4,935
65,618	GNMA, 3.893%, 11/20/2062(a)	66,723
27,437	GNMA, 3.927%, 7/20/2063(a)	28,458
9,654	GNMA, 3.961%, 5/20/2063(a)	9,944
44,958	GNMA, 4.055%, 7/20/2063(a)	46,012
8,936	GNMA, 4.084%, 5/20/2063(a)	9,409
5,567	GNMA, 4.327%, 8/20/2061(a)	6,153
8,465,389	GNMA, 4.385%, 12/20/2066(a)	9,535,153
8,264	GNMA, 4.390%, 10/20/2062(a)	8,280
4,989,897	GNMA, 4.407%, 11/20/2066(a)	5,540,700
2,707,104	GNMA, 4.436%, 10/20/2066(a)	3,035,786
3,421,521	GNMA, 4.458%, 2/20/2066(a)	3,810,212
1,615,917	GNMA, 4.459%, 2/20/2066(a)	1,811,921
4,134,439	GNMA, 4.516%, 2/20/2065(a)	4,482,108
2,615,585	GNMA, 4.518%, 9/20/2066(a)	2,934,176
4,311,770	GNMA, 4.522%, 6/20/2066(a)	4,814,128
3,500,376	GNMA, 4.526%, 6/20/2066(a)	3,898,072
4,311,357	GNMA, 4.534%, 12/20/2064(a)	4,705,203
2,216,177	GNMA, 4.557%, 4/20/2066(a)	2,456,712
3,370,937	GNMA, 4.560%, 12/20/2063(a)	3,596,567
3,136,802	GNMA, 4.568%, 6/20/2066(a)	3,522,340
1,757,027	GNMA, 4.574%, 1/20/2065(a)	1,918,119
8,885,285	GNMA, 4.577%, 12/20/2066(a)	10,030,216
3,096,750	GNMA, 4.580%, 6/20/2064(a)	3,348,604
11,614,381	GNMA, 4.589%, with various maturities from 2064 to 2065(a)(f)	12,714,875
4,688,229	GNMA, 4.613%, 10/20/2064(a)	5,150,146
22,370	GNMA, 4.630%, 12/20/2061(a)	22,521
2,472,610	GNMA, 4.632%, 3/20/2065(a)	2,713,199
4,194,616	GNMA, 4.633%, 3/20/2066(a)	4,717,060
726,861	GNMA, 4.636%, 1/20/2064(a)	775,858
3,932,624	GNMA, 4.649%, 1/20/2065(a)	4,338,076
19,324	GNMA, 4.650%, 1/20/2061(a)	19,393
2,883,529	GNMA, 4.667%, 1/20/2064(a)	3,077,935
4,466,783	GNMA, 4.671%, 6/20/2064(a)	4,852,323
113,888	GNMA, 4.700%, with various maturities in 2062(a)(f)	117,851
3,433,863	GNMA, 4.714%, 1/20/2064(a)	3,716,460
161,811	GNMA, 5.500%, 4/15/2038	189,191
32,835	GNMA, 6.000%, with various maturities from 2029 to 2038(f)	38,740
30,559	GNMA, 6.500%, with various maturities from 2029 to 2032(f)	34,150
42,953	GNMA, 7.000%, 9/15/2025	44,507
4,046	GNMA, 7.500%, with various maturities from 2025 to 2030(f)	4,289
92	GNMA, 8.500%, 10/15/2022	92
194,942,000	UMBS® (TBA), 2.500%, 6/01/2051(g)	199,198,742
24,575,000	UMBS® (TBA), 1.500%, 6/01/2051(g)	23,650,558
13,408,000	UMBS® (TBA), 2.000%, 4/01/2051(g)	13,382,860
141,104,000	UMBS® (TBA), 2.000%, 6/01/2051(g)	140,293,755

		2,427,766,926

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Natural Gas — 0.2%
$12,610,000	Atmos Energy Corp., 0.625%, 3/09/2023	$12,614,771
3,024,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	3,124,024

		15,738,795

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
14,216,071	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	14,900,696
1,715,000	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,920,375
3,817,534	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	4,012,994
6,873,079	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	7,196,449
15,877,381	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072(c)	16,802,921
20,793,185	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(c)	21,921,958
11,060,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	11,368,530
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.759%, 7/10/2046, 144A(a)	1,040,988
11,283,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	11,838,381
6,300,639	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.406%, 8/10/2044, 144A(a)	5,290,161
2,595,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,606,268
7,385,712	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	7,690,520
7,736,960	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,033,557
5,578,578	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.226%, 6/15/2044, 144A(a)	4,979,351
5,874,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	6,300,725

		125,903,874

	Oil Field Services — 0.3%
28,400,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	30,235,776

	Packaging — 0.1%
7,713,000	CCL Industries, Inc., 3.050%, 6/01/2030, 144A	7,812,252

	Paper — 0.3%
5,503,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,963,931
13,825,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	16,524,677
9,550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	9,824,754
1,888,000	WestRock RKT LLC, 4.900%, 3/01/2022	1,961,661

		34,275,023

	Pharmaceuticals — 0.6%
9,438,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	9,555,975
10,441,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	10,495,293
9,180,000	Biogen, Inc., 2.250%, 5/01/2030	8,905,591
8,089,000	Biogen, Inc., 3.150%, 5/01/2050	7,428,610
13,755,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	13,153,219
8,496,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	9,385,531
	Pharmaceuticals — continued
3,251,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	3,312,936

		62,237,155

	Property & Casualty Insurance — 0.2%
2,895,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,996,325
8,806,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	8,900,778
4,405,000	Willis North America, Inc., 2.950%, 9/15/2029	4,548,639

		16,445,742

	Refining — 0.1%
13,536,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	14,449,680

	REITs – Diversified — 0.2%
18,479,000	iStar, Inc., 4.250%, 8/01/2025	18,606,505
1,419,000	iStar, Inc., 4.750%, 10/01/2024	1,476,335

		20,082,840

	REITs – Health Care — 0.1%
6,085,000	Welltower, Inc., 2.750%, 1/15/2031	6,052,177

	REITs – Shopping Centers — 0.0%
2,269,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,444,079

	REITs – Single Tenant — 0.1%
7,155,000	Realty Income Corp., 1.800%, 3/15/2033	6,570,390
5,010,000	Realty Income Corp., 3.250%, 1/15/2031	5,288,433

		11,858,823

	Retailers — 0.9%
2,175,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	2,224,829
2,175,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	2,246,775
30,730,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	33,042,740
9,426,000	Falabella S.A., 3.750%, 4/30/2023, 144A	9,887,099
7,176,000	Falabella S.A., 4.375%, 1/27/2025, 144A	7,876,611
5,935,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	5,897,906
959,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	1,017,408
4,526,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,854,135
5,626,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	5,953,011
4,355,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	4,350,645
11,485,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	11,920,798

		89,271,957

	Sovereigns — 2.1%
14,795,000	Colombia Government International Bond, 4.125%, 5/15/2051	14,075,075
26,615,000	Dominican Republic, 4.875%, 9/23/2032, 144A	27,147,300
12,395,000	Dominican Republic, 5.300%, 1/21/2041, 144A	12,178,087
18,000,000	Egypt Government International Bond, 5.875%, 2/16/2031, 144A	16,849,800
7,609,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	7,784,464
30,516,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	32,821,179
20,005,000	Mexico Government International Bond, 3.771%, 5/24/2061	17,717,228
16,360,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	14,482,657
8,649,000	Panama Government International Bond, 4.500%, 4/01/2056	9,457,422

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — continued
$3,337,000	Peruvian Government International Bond, 2.392%, 1/23/2026	$3,434,507
8,368,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	9,706,880
1,245,000	Republic of Ghana, 7.750%, 4/07/2029, 144A	1,232,550
10,561,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,720,049
11,230,000	State of Qatar, 3.875%, 4/23/2023, 144A	11,959,950
20,255,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	20,149,674

		209,716,822

	Supermarkets — 0.3%
17,805,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	17,736,807
13,740,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 3/15/2029, 144A	13,075,533

		30,812,340

	Technology — 3.8%
3,835,000	Baidu, Inc., 2.375%, 10/09/2030	3,705,760
5,055,000	Baidu, Inc., 3.075%, 4/07/2025	5,330,245
5,475,000	Broadcom, Inc., 3.150%, 11/15/2025	5,835,435
33,130,000	Broadcom, Inc., 3.419%, 4/15/2033, 144A	33,224,877
17,295,000	Broadcom, Inc., 3.750%, 2/15/2051, 144A	16,537,755
21,038,000	Corning, Inc., 5.450%, 11/15/2079	26,164,402
7,617,000	DXC Technology Co., 4.125%, 4/15/2025	8,283,272
3,508,000	Equifax, Inc., 2.600%, 12/15/2025	3,677,427
4,112,000	Equifax, Inc., 3.100%, 5/15/2030	4,268,220
2,848,000	Equifax, Inc., 3.300%, 12/15/2022	2,963,464
4,842,000	Equifax, Inc., 7.000%, 7/01/2037	6,448,997
14,915,000	HCL America, Inc., 1.375%, 3/10/2026, 144A	14,599,995
8,685,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	9,436,892
5,505,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	6,145,250
19,506,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	25,514,475
18,945,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	18,729,027
23,745,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	23,982,450
7,810,000	Jabil, Inc., 3.000%, 1/15/2031	7,752,966
14,885,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	15,501,718
7,134,000	Microchip Technology, Inc., 4.333%, 6/01/2023	7,651,515
14,669,000	Micron Technology, Inc., 2.497%, 4/24/2023	15,224,808
6,887,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,013,955
19,675,000	Oracle Corp., 4.100%, 3/25/2061	20,360,499
9,380,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	9,191,368
6,470,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	7,060,711
1,652,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,970,010
1,538,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,589,907
2,307,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,342,585
6,320,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	6,433,950
8,945,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	8,819,233
18,243,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	16,585,106
20,175,000	Western Union Co. (The), 1.350%, 3/15/2026	19,664,996
18,649,000	Xilinx, Inc., 2.375%, 6/01/2030	18,226,000

		380,237,270

	Tobacco — 0.8%
3,764,000	Altria Group, Inc., 2.350%, 5/06/2025	3,901,901
4,805,000	Altria Group, Inc., 4.400%, 2/14/2026	5,418,349
29,325,000	BAT Capital Corp., 2.726%, 3/25/2031	28,360,966
35,552,000	BAT Capital Corp., 2.789%, 9/06/2024	37,466,403

		75,147,619

	Transportation Services — 0.1%
10,405,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	10,902,392

	Treasuries — 9.2%
11,015,900(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	53,437,584
27,937,631(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	153,380,526
524,841,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	12,383,351
280,039,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,567,980
138,755,000	U.S. Treasury Bond, 1.875%, 2/15/2041	129,193,913
47,230,000	U.S. Treasury Bond, 1.875%, 2/15/2051	41,916,625
16,928,038	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/2050(h)	17,675,694
31,449,003	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(h)	36,339,569
42,976,700	U.S. Treasury Note, 0.250%, 5/31/2025(c)	42,157,457
126,160,000	U.S. Treasury Note, 0.750%, 3/31/2026	125,065,956
5,965,000	U.S. Treasury Note, 1.125%, 2/29/2028	5,860,613
29,190,000	U.S. Treasury Note, 1.125%, 2/15/2031	27,579,989
54,645,000	U.S. Treasury Note, 1.250%, 3/31/2028	54,081,473
4,778,600	U.S. Treasury Note, 2.375%, 5/15/2029	5,078,009
35,509,300	U.S. Treasury Note, 2.625%, 2/15/2029	38,408,301
11,800,300	U.S. Treasury Note, 2.875%, 8/15/2028	12,979,408
126,527,300	U.S. Treasury Note, 3.125%, 11/15/2028(c)	141,498,049
104,240,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,459,489

		906,063,986

	Utility Other — 0.4%
28,632,000	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	32,785,931
6,286,000	Essential Utilities, Inc., 2.704%, 4/15/2030	6,336,042

		39,121,973

	Wireless — 1.0%
15,102,000	America Movil SAB de CV, 2.875%, 5/07/2030	15,407,799
1,352,000	American Tower Corp., 4.700%, 3/15/2022	1,406,883
21,910,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	23,524,612
1,101,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,174,646
8,040,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	8,234,246
2,660,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	2,766,400
3,383,100	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	3,603,678
20,065,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	19,285,475
22,875,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	24,827,610

		100,231,349

	Wirelines — 0.8%
24,665,000	AT&T, Inc., 1.700%, 3/25/2026	24,656,341
8,909,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	8,233,126
2,383,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	2,180,699

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$4,325,000	AT&T, Inc., 3.650%, 6/01/2051	$4,183,107
17,793,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	16,264,023
8,442,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	8,031,606
13,645,000	Verizon Communications, Inc., 2.100%, 3/22/2028	13,702,177

		77,251,079

	Total Non-Convertible Bonds (Identified Cost $8,197,168,351)	8,331,825,435

Municipals — 0.2%
	Local Authorities — 0.2%
16,530,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119 (Identified Cost $16,530,000)	14,335,444

	Total Bonds and Notes (Identified Cost $8,213,698,351)	8,346,160,879

Senior Loans — 3.7%
	Aerospace & Defense — 0.2%
12,882,642	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.359%, 12/09/2025(b)	12,603,476
6,360,727	TransDigm, Inc., 2020 Term Loan G, 1-month LIBOR + 2.250%, 2.359%, 8/22/2024(b)	6,236,565

		18,840,041

	Automotive — 0.0%
2,738,300	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.375%, 9/19/2026(b)	2,680,111
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 1.869%, 3/25/2024(i)	1,474,450

		4,154,561

	Brokerage — 0.1%
10,208,315	Citadel Securities LP, 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.609%, 2/02/2028(b)	10,089,184

	Building Materials — 0.5%
19,690,025	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.109%, 1/15/2027(b)	19,517,738
10,184,217	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 2/01/2027(j)	10,104,169
18,054,478	Summit Materials Cos. I, LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.109%, 11/21/2024(b)	17,975,580

		47,597,487

	Cable Satellite — 0.4%
12,309,085	CSC Holdings LLC, 2017 Term Loan B1, 1-month LIBOR + 2.250%, 2.356%, 7/17/2025(b)	12,127,034
4,217,424	Telenet Financing USD LLC, 2020 USD Term Loan AR, 1-month LIBOR + 2.000%, 2.106%, 4/30/2028(b)	4,160,489
9,994,764	UPC Broadband Holding BV, 2020 USD Term Loan AT, 1-month LIBOR + 2.250%, 2.356%, 4/30/2028(b)	9,877,325
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 1-month LIBOR + 2.500%, 2.606%, 1/31/2028(b)	12,283,803

		38,448,651

	Chemicals — 0.0%
4,091,600	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.109%, 8/08/2024(b)	4,031,945

	Consumer Cyclical Services — 0.2%
1,141,730	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.625%, 8/16/2025(b)	1,136,021
4,357,093	RE/MAX International, Inc., 2016 Term Loan B, 3-month LIBOR + 2.750%, 3.500%, 12/15/2023(b)	4,316,267
11,119,431	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 1.859%, 11/16/2026(b)	11,036,035

		16,488,323

	Consumer Products — 0.1%
6,944,114	Coty, Inc., 2018 USD Term Loan B, 3-month LIBOR + 2.250%, 2.354%, 4/07/2025(b)	6,663,155

	Electric — 0.2%
5,801,096	Calpine Corp., 2019 Term Loan B10, 8/12/2026(j)	5,732,701
4,383,028	Calpine Corp., Term Loan B9, 4/05/2026(j)	4,331,221
4,383,028	Calpine Corp., Term Loan B9, 1-month LIBOR + 2.000%, 2.110%, 4/05/2026(b)	4,331,220
9,954,775	Pacific Gas & Electric Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.500%, 6/23/2025(b)	9,932,974

		24,328,116

	Food & Beverage — 0.1%
10,210,000	Aramark Services, Inc., 2018 Term Loan B2, 1 Week LIBOR + 1.750%, 1.859%, 3/28/2024(b)	10,168,547

	Gaming — 0.1%
4,385,678	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.110%, 12/27/2024(b)	4,358,267
4,000,000	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 3/10/2028(j)	3,975,000
3,213,043	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 3-month LIBOR + 2.000%, 2.120%, 3/10/2028(b)	3,192,962

		11,526,229

	Industrial Other — 0.0%
2,570,224	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.109%, 10/01/2025(b)	2,549,020

	Media Entertainment — 0.6%
5,755,575	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(b)	5,729,502
9,400,342	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.609%, 11/18/2024(b)	9,181,784
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.604%, 2/05/2027(b)	3,436,959
12,965,920	Meredith Corp., 2020 Term Loan B2, 1-month LIBOR + 2.500%, 2.609%, 1/31/2025(b)	12,808,774
12,900,777	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.103%, 10/04/2023(b)	12,874,589
5,959,250	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.610%, 9/30/2026(b)	5,862,412
6,690,750	WMG Acquisition Corp., 2021 Term Loan G, 1/20/2028(j)	6,659,370

		56,553,390

	Packaging — 0.0%
2,474,305	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.610%, 10/14/2024(b)	2,463,270

	Pharmaceuticals — 0.4%
4,848,416	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.859%, 11/27/2025(b)	4,817,531
6,572,105	Change Healthcare Holdings LLC, 2017 Term Loan B, LIBOR + 2.500%, 3.500%, 3/01/2024(i)	6,561,655

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$19,674,968	Elanco Animal Health, Inc., Term Loan B, 1-month LIBOR + 1.750%, 1.865%, 8/01/2027(b)	$19,400,896
4,950,338	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000%, 2.081%, 11/15/2027(b)	4,892,419

		35,672,501

	Property & Casualty Insurance — 0.0%
2,673,050	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.203%, 5/16/2024(b)	2,641,080
2,098,446	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 3.453%, 12/02/2026(b)	2,076,329

		4,717,409

	Restaurants — 0.2%
18,263,813	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 1.859%, 11/19/2026(b)	17,915,704

	Technology — 0.2%
9,828,400	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 1.859%, 1/02/2026(b)	9,680,974
1,934,855	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.109%, 2/22/2024(b)	1,907,864
2,533,650	Sabre GLBL, Inc., 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/17/2027(b)	2,557,416
9,637,669	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 1.859%, 4/16/2025(b)	9,529,245

		23,675,499

	Transportation Services — 0.2%
10,443,580	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.609%, 2/16/2027(b)	10,389,691
4,696,677	WEX Inc., 2021 Term Loan, 3/18/2028(j)	4,679,064

		15,068,755

	Wireless — 0.2%
2,767,410	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.000%, 3.109%, 11/03/2023(b)	2,758,195
15,777,324	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.359%, 12/23/2026(b)	15,667,514

		18,425,709

	Total Senior Loans (Identified Cost $371,386,498)	369,377,496

Shares
Common Stocks — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
116,806	Paragon Offshore Ltd., Litigation Units, Class B(d)(e)(k)(l) (Identified Cost $8,598,870)	912,255

Short-Term Investments — 15.2%
$713,074,727	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $713,074,727 on 4/1/2021 collateralized by $425,300 U.S. Treasury Note, 0.125% due 9/30/2022 valued at $425,350; $215,670,200 U.S. Treasury Note, 2.250% due 10/31/2024 valued at $231,072,580; $62,400,100 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $66,820,276; $114,637,600 U.S. Treasury Cash Management Bills, 0.125% due 10/15/2024 valued at $126,496,479; $290,404,300 U.S. Treasury Note, 1.500% due 10/31/2024 valued at $302,521,683 including accrued interest (Note 2 of Notes to Financial Statements)	713,074,727
129,100,000	U.S. Treasury Bills, 0.002%, 4/13/2021(m)	129,099,784
66,490,000	U.S. Treasury Bills, 0.002%, 4/15/2021(m)	66,489,677
42,240,000	U.S. Treasury Bills, 0.007%, 4/29/2021(m)	42,239,671
400,000,000	U.S. Treasury Bills, 0.010%-0.048%, 7/29/2021(m)(n)	399,973,556
151,155,000	U.S. Treasury Bills, 0.076%-0.085%, 6/10/2021(m)(n)	151,149,856

	Total Short-Term Investments (Identified Cost $1,501,991,408)	1,502,027,271

	Total Investments — 103.5% (Identified Cost $10,095,675,127)	10,218,477,901
	Other assets less liabilities — (3.5)%	(348,201,531)

	Net Assets — 100.0%	$9,870,276,370

Bonds and Notes Sold Short — (0.4)%
	Mortgage Related — (0.4)%
$(36,530,000)	UMBS® (TBA), 4.000%, 4/01/2051(g) (Proceeds $39,306,851)	$(39,198,402)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions and short sales.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $1,918,839 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2021. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	$8,598,870	$912,255	Less than 0.1%

(l)	Non-income producing security.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $2,376,198,028 or 24.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

MXN	Mexican Peso
UYU	Uruguayan Peso

Industry Summary at March 31, 2021 (Unaudited)

Mortgage Related*	24.2%
Treasuries	9.2
Banking	8.9
Technology	4.0
Food & Beverage	2.4
Automotive	2.3
Government Owned - No Guarantee	2.3
Sovereigns	2.1
Finance Companies	2.0
Other Investments, less than 2% each	30.5
Short-Term Investments	15.2

Total Investments	103.1
Other assets less liabilities	(3.1)

Net Assets	100.0%

*	Net of securities sold short.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.8% of Net Assets
Non-Convertible Bonds — 88.8%
	Aerospace & Defense — 4.6%
$125,000	Boeing Co. (The), 2.196%, 2/04/2026	$124,612
20,000	Boeing Co. (The), 2.250%, 6/15/2026	20,028
20,000	Boeing Co. (The), 2.950%, 2/01/2030	19,944
5,000	Boeing Co. (The), 3.100%, 5/01/2026	5,296
10,000	Boeing Co. (The), 3.200%, 3/01/2029	10,127
5,000	Boeing Co. (The), 3.250%, 2/01/2035	4,846
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,421
5,000	Boeing Co. (The), 3.500%, 3/01/2039	4,801
15,000	Boeing Co. (The), 3.550%, 3/01/2038	14,506
220,000	Boeing Co. (The), 3.625%, 2/01/2031	230,165
5,000	Boeing Co. (The), 3.625%, 3/01/2048	4,616
40,000	Boeing Co. (The), 3.750%, 2/01/2050	38,204
15,000	Boeing Co. (The), 3.825%, 3/01/2059	13,955
10,000	Boeing Co. (The), 3.850%, 11/01/2048	9,650
15,000	Boeing Co. (The), 3.900%, 5/01/2049	14,554
30,000	Boeing Co. (The), 3.950%, 8/01/2059	28,839
70,000	Boeing Co. (The), 5.150%, 5/01/2030	80,622
105,000	Boeing Co. (The), 5.805%, 5/01/2050	132,190
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	32,732
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	22,186
125,000	Raytheon Technologies Corp., 2.800%, 3/15/2022(a)	127,649
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	4,900
30,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	32,271
125,000	Textron, Inc., 3.000%, 6/01/2030	126,966
60,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	63,612

		1,171,692

	Airlines — 0.5%
78,050	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	75,075
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	15,610
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	15,955
15,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	15,575

		122,215

	Automotive — 1.7%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	58,125
30,000	Ford Motor Co., 8.500%, 4/21/2023	33,450
40,000	Ford Motor Co., 9.000%, 4/22/2025	48,445
30,000	Ford Motor Co., 9.625%, 4/22/2030	41,866
170,000	General Motors Co., 5.200%, 4/01/2045	195,196
40,000	General Motors Co., 6.250%, 10/02/2043	51,227
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	5,400

		433,709

	Banking — 11.1%
165,000	Ally Financial, Inc., 5.125%, 9/30/2024	185,998
110,000	Ally Financial, Inc., 5.750%, 11/20/2025	124,968
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026(a)	302,774
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	200,288
215,000	Citigroup, Inc., 4.450%, 9/29/2027(a)	242,646
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A(a)	267,727
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	154,888
210,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/2025(a)	234,402
	Banking — continued
390,000	Morgan Stanley, 3.625%, 1/20/2027(a)	427,928
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	121,588
30,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	32,077
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	199,688
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	226,998
115,000	Synchrony Financial, 4.375%, 3/19/2024	125,373

		2,847,343

	Brokerage — 1.0%
15,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,281
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	230,016

		249,297

	Building Materials — 0.6%
40,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	43,050
55,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	56,873
45,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	45,405

		145,328

	Cable Satellite — 4.5%
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	120,239
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	122,304
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	235,997
200,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	210,070
30,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	31,472
5,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	5,406
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	213,762
200,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	207,521

		1,146,771

	Chemicals — 0.8%
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	78,809
15,000	FMC Corp., 3.450%, 10/01/2029	15,791
60,000	Hercules LLC, 6.500%, 6/30/2029	64,175
30,000	Westlake Chemical Corp., 3.600%, 8/15/2026	32,428

		191,203

	Construction Machinery — 0.5%
60,000	United Rentals North America, Inc., 5.250%, 1/15/2030	65,118
60,000	United Rentals North America, Inc., 5.500%, 5/15/2027	63,990

		129,108

	Consumer Cyclical Services — 3.2%
30,000	CBRE Services, Inc., 4.875%, 3/01/2026	34,463
345,000	Expedia Group, Inc., 3.250%, 2/15/2030	347,224
25,000	Expedia Group, Inc., 3.800%, 2/15/2028	26,479
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	49,125
55,000	IHS Markit Ltd., 4.250%, 5/01/2029	61,954
45,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	44,019
115,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	124,104
5,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,523
115,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	124,487

		817,378

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 2.3%
$15,000	AES Corp. (The), 2.450%, 1/15/2031, 144A	$14,299
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	5,345
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	81,014
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	40,186
210,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	183,750
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	21,787
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	38,146
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	37,450
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	121,487
50,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	52,079

		595,543

	Finance Companies — 4.9%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	157,175
105,000	Air Lease Corp., 3.125%, 12/01/2030	104,689
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	200,635
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	39,500
125,000	Aircastle Ltd., 4.125%, 5/01/2024	132,037
25,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	24,358
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	34,715
200,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	226,430
80,000	Navient Corp., 5.000%, 3/15/2027	80,200
35,000	OneMain Finance Corp., 7.125%, 3/15/2026	40,367
70,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	67,375
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	144,375

		1,251,856

	Financial Other — 0.6%
45,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	43,974
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	118,738

		162,712

	Food & Beverage — 3.9%
240,000	Coca-Cola Co. (The), 1.750%, 9/06/2024(a)	249,776
150,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	149,412
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	151,922
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	106,553
35,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	37,793
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	53,585
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	60,150
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	188,953

		998,144

	Gaming — 0.6%
85,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	84,671
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	58,773

		143,444

	Health Insurance — 0.3%
65,000	Centene Corp., 2.500%, 3/01/2031	62,076
15,000	Centene Corp., 3.000%, 10/15/2030	14,975
5,000	Centene Corp., 4.625%, 12/15/2029	5,412

		82,463

	Healthcare — 3.7%
10,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	10,016
10,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	10,165
75,000	Cigna Corp., 4.375%, 10/15/2028	85,805
5,000	Encompass Health Corp., 4.750%, 2/01/2030	5,144
165,000	HCA, Inc., 4.125%, 6/15/2029	182,851
100,000	HCA, Inc., 5.250%, 6/15/2049	122,367
270,000	HCA, Inc., MTN, 7.750%, 7/15/2036	355,050
90,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	88,875
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	25,624
40,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	40,562
30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	31,312

		957,771

	Home Construction — 0.7%
90,000	Lennar Corp., 4.750%, 11/29/2027	103,331
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	87,500

		190,831

	Independent Energy — 2.1%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	156,365
10,000	Cimarex Energy Co., 4.375%, 6/01/2024	10,876
20,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,500
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	19,967
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	25,365
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	39,986
5,000	EQT Corp., 5.000%, 1/15/2029	5,350
55,000	Hess Corp., 4.300%, 4/01/2027	59,941
60,000	Hess Corp., 5.600%, 2/15/2041	69,216
15,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	14,836
10,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	9,900
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	31,728
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	49,591
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	21,986

		535,607

	Leisure — 0.6%
55,000	Carnival Corp., 5.750%, 3/01/2027, 144A	56,444
30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	30,300
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	10,187
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	60,300

		157,231

	Life Insurance — 0.6%
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	91,668
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	30,827
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	34,706

		157,201

	Lodging — 1.0%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	58,236
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	39,971
5,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	5,610
15,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	17,530
20,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	22,950
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	27,968
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	19,629
70,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	72,559

		264,453

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — 2.8%
$25,000	AMC Networks, Inc., 4.250%, 2/15/2029	$24,313
60,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	60,345
30,000	Discovery Communications LLC, 3.950%, 3/20/2028	32,771
80,000	Discovery Communications LLC, 5.000%, 9/20/2037	93,864
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	85,637
70,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	72,003
35,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	37,537
25,000	Lamar Media Corp., 3.750%, 2/15/2028	24,969
30,000	Lamar Media Corp., 4.000%, 2/15/2030	29,917
120,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	138,185
115,000	ViacomCBS, Inc., 4.375%, 3/15/2043	124,092

		723,633

	Metals & Mining — 4.3%
45,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	46,575
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	224,475
35,000	ArcelorMittal S.A., 7.250%, 10/15/2039	47,915
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	214,500
45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	45,816
60,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	65,293
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	47,621
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	12,030
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	148,260
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	22,041
45,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	48,722
115,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	126,613
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	36,075
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	10,249

		1,096,185

	Midstream — 2.7%
115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	131,516
55,000	Energy Transfer Operating LP, 5.000%, 5/15/2050	56,883
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	24,199
35,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	36,741
50,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	51,500
20,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	20,760
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	89,428
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	15,276
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	32,197
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	33,301
120,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	129,053
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	14,108
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	66,569

		701,531

	Paper — 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	46,295

	Pharmaceuticals — 4.1%
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	14,400
230,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024(a)	245,785
245,000	Merck & Co., Inc., 2.350%, 2/10/2022(a)	249,375
	Pharmaceuticals — continued
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	53,885
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	66,938
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	219,512
120,000	Utah Acquisition Sub, Inc., 5.250%, 6/15/2046	141,154
55,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	56,048

		1,047,097

	Property & Casualty Insurance — 0.9%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	169,232
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	65,519

		234,751

	REITs – Health Care — 0.5%
110,000	Welltower, Inc., 4.250%, 4/01/2026	123,577

	REITs – Mortgage — 0.2%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	14,775
25,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	25,000

		39,775

	REITs – Office Property — 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	9,670

	REITs – Shopping Centers — 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	123,874
75,000	SITE Centers Corp., 3.625%, 2/01/2025	78,319

		202,193

	Restaurants — 0.9%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	125,590
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	45,900
60,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	63,438

		234,928

	Retailers — 1.0%
45,000	AutoZone, Inc., 3.625%, 4/15/2025	49,006
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	56,460
94,741	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	100,038
35,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	36,328
10,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	9,829

		251,661

	Technology — 4.8%
85,000	Avnet, Inc., 4.625%, 4/15/2026	93,851
220,000	Broadcom, Inc., 4.300%, 11/15/2032	239,522
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	128,782
45,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	47,416
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	61,908
145,000	Microchip Technology, Inc., 4.333%, 6/01/2023	155,519
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	301,023
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	60,821
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	58,793
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,925
35,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	37,277
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	38,894

		1,235,731

	Transportation Services — 0.5%
115,000	United Parcel Service, Inc., 2.500%, 4/01/2023	119,840

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 9.9%
$135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	$109,772
2,430,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)(c)	2,428,861

		2,538,633

	Wireless — 2.3%
70,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	67,280
30,000	Sprint Capital Corp., 6.875%, 11/15/2028	37,829
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	130,975
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	65,488
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	287,620

		589,192

	Wirelines — 3.1%
550,000	AT&T, Inc., 3.650%, 6/01/2051(a)	531,956
150,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	184,557
70,000	Verizon Communications, Inc., 3.550%, 3/22/2051	69,902

		786,415

	Total Non-Convertible Bonds (Identified Cost $22,696,531)	22,732,407

Convertible Bonds — 5.0%
	Airlines — 0.4%
20,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	21,976
40,000	Southwest Airlines Co., 1.250%, 5/01/2025	68,675

		90,651

	Cable Satellite — 1.5%
25,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	26,450
340,000	DISH Network Corp., 3.375%, 8/15/2026	326,842
35,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	40,495

		393,787

	Communications — 0.1%
35,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(h)	33,075

	Consumer Cyclical Services — 0.3%
25,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(h)	27,288
15,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.003%, 2/15/2026, 144A(d)	14,184
35,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	36,772

		78,244

	Diversified Manufacturing — 0.1%
25,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	27,188

	Electric — 0.1%
10,000	NRG Energy, Inc., 2.750%, 6/01/2048	11,648
10,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(h)	8,982

		20,630

	Healthcare — 0.5%
20,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(h)	17,513
105,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	116,686

		134,199

	Industrial Other — 0.1%
15,000	Chegg, Inc., Zero Coupon, 0.000%, 9/01/2026, 144A(h)	16,125

	Lodging — 0.1%
30,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(h)	35,531

	Pharmaceuticals — 1.3%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	235,344
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(h)	19,237
25,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	22,766
30,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	40,331

		317,678

	Technology — 0.5%
5,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	5,168
25,000	LivePerson, Inc., Zero Coupon, 0.000%, 12/15/2026, 144A(h)	25,187
15,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	17,447
35,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	43,225
30,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	37,518

		128,545

	Total Convertible Bonds (Identified Cost $1,227,923)	1,275,653

	Total Bonds and Notes (Identified Cost $23,924,454)	24,008,060

Collateralized Loan Obligations — 2.9%
250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 4/20/2034, 144A(e)(f)(g)	250,025
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 3.141%, 7/15/2030, 144A(e)	249,853
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.359%, 4/20/2034, 144A(e)	250,000

	Total Collateralized Loan Obligations (Identified Cost $750,000)	749,878

Shares
Preferred Stocks — 2.0%
	Banking — 1.0%
94	Bank of America Corp., Series L, 7.250%	131,412
83	Wells Fargo & Co., Class A, Series L, 7.500%	117,645

		249,057

	Food & Beverage — 0.9%
1,950	Bunge Ltd., 4.875%	224,603

	Healthcare — 0.1%
234	Boston Scientific Corp., Series A, 5.500%	25,099

	Total Preferred Stocks (Identified Cost $468,058)	498,759

	Total Investments — 98.7% (Identified Cost $25,142,512)	25,256,697
	Other assets less liabilities — 1.3%	326,734

	Net Assets — 100.0%	$25,583,431

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(e)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $8,507,873 or 33.3% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	7	$1,008,533	$1,005,813	$2,720

Industry Summary at March 31, 2021 (Unaudited)

Banking	12.1%
Treasuries	9.9
Cable Satellite	6.0
Pharmaceuticals	5.4
Technology	5.3
Finance Companies	4.9
Food & Beverage	4.8
Aerospace & Defense	4.6
Healthcare	4.3
Metals & Mining	4.3
Consumer Cyclical Services	3.5
Wirelines	3.1
Media Entertainment	2.8
Midstream	2.7
Electric	2.4
Wireless	2.3
Independent Energy	2.1
Other Investments, less than 2% each	15.3
Collateralized Loan Obligations	2.9

Total Investments	98.7
Other assets less liabilities (including futures contracts)	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 70.8% of Net Assets
	Canada — 3.0%
880,049	Canada Goose Holdings, Inc.(a)	$34,545,092
504,000	CGI, Inc.(a)	41,981,953
358,664	Descartes Systems Group, Inc. (The)(a)	21,881,729
807,200	Open Text Corp.	38,487,645

		136,896,419

	China — 1.8%
360,932	Alibaba Group Holding Ltd., Sponsored ADR(a)	81,834,112

	France — 1.0%
205,601	Dassault Systemes SE	43,944,905

	Hong Kong — 0.9%
3,470,200	AIA Group Ltd.	42,464,024

	India — 1.2%
2,570,638	HDFC Bank Ltd.(a)	52,620,289

	Japan — 1.4%
2,033,661	Nomura Research Institute Ltd.	63,181,477

	Netherlands — 3.4%
248,062	ASML Holding NV	152,203,208

	Sweden — 1.3%
994,020	Atlas Copco AB, Class A	60,602,649

	Taiwan — 2.7%
5,838,000	Taiwan Semiconductor Manufacturing Co. Ltd.	122,943,571

	United Kingdom — 5.0%
896,341	Farfetch Ltd., Class A(a)	47,524,000
1,015,764	Halma PLC	33,232,398
416,228	Linde PLC	116,602,112
304,164	London Stock Exchange Group PLC	29,077,922

		226,436,432

	United States — 49.1%
335,030	Accenture PLC, Class A	92,552,037
403,476	Airbnb, Inc., Class A(a)	75,829,279
6,493	Alphabet, Inc., Class C(a)	13,431,615
51,489	Alphabet, Inc., Class A(a)	106,197,092
45,818	Amazon.com, Inc.(a)	141,764,557
138,311	Becton Dickinson & Co.	33,630,320
345,423	Copart, Inc.(a)	37,516,392
232,795	Costco Wholesale Corp.	82,055,582
211,336	Cummins, Inc.	54,759,271
520,746	Danaher Corp.	117,209,510
2,783,791	Dropbox, Inc., Class A(a)	74,215,868
324,283	Estee Lauder Cos., Inc. (The), Class A	94,317,711
344,932	Facebook, Inc., Class A(a)	101,592,822
96,871	Goldman Sachs Group, Inc. (The)	31,676,817
280,919	Home Depot, Inc. (The)	85,750,525
555,403	IQVIA Holdings, Inc.(a)	107,270,535
455,244	M&T Bank Corp.	69,019,543
326,155	MasterCard, Inc., Class A	116,127,488
50,191	Mettler-Toledo International, Inc.(a)	58,005,237
219,419	Northrop Grumman Corp.	71,012,765
111,754	Parker-Hannifin Corp.	35,250,564
746,790	Peloton Interactive, Inc., Class A(a)	83,969,068
234,547	Roper Technologies, Inc.	94,602,187
284,391	S&P Global, Inc.	100,353,052
109,424	Sherwin-Williams Co. (The)	80,756,006
366,127	Texas Instruments, Inc.	69,194,342
269,360	UnitedHealth Group, Inc.	100,220,775
102,119	Vail Resorts, Inc.(a)	29,784,027
	United States — continued
312,266	VeriSign, Inc.(a)	62,065,990
11,165	Whiting Petroleum Corp.(a)	395,799

		2,220,526,776

	Total Common Stocks (Identified Cost $2,246,558,978)	3,203,653,862

Principal Amount (‡)
Bonds and Notes — 28.5%
Non-Convertible Bonds — 27.4%
	Australia — 0.4%
3,010,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	2,538,883
800,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	814,504
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(b)	720,310
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A(b)	3,557,473
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	8,599,501
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	101,110
1,370,000	Westpac Banking Corp., 2.650%, 1/16/2030(b)	1,425,167

		17,756,948

	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)(b)	3,593,954
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(b)	1,974,846

		5,568,800

	Brazil — 0.5%
1,150,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	1,172,620
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,063,380
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,793,336
22,385(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	4,162,691
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,760,610
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,146,422
2,980,000	BRF S.A., 4.875%, 1/24/2030	3,039,600
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	649,356
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,000
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,141,404
1,250,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,275,000
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,708,394
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	168,000
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	638,652
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	565,824

		22,685,289

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Canada — 4.2%
$387,586	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(b)	$380,257
780,440	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	776,491
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,059,259
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(b)	817,372
4,500,000	Bank of Montreal, (fixed rate to 1/22/2026, variable rate thereafter), MTN, 0.949%, 1/22/2027(b)	4,377,375
2,675,000	Bank of Nova Scotia (The), 1.050%, 3/02/2026	2,632,465
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028(b)	1,115,251
63,600,000	Canadian Government Bond, 0.250%, 2/01/2023, (CAD)(b)	50,639,608
11,680,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(b)	9,323,832
23,060,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	18,079,723
63,755,000	Canadian Government Bond, 0.750%, 9/01/2021, (CAD)(b)	50,867,531
32,470,000	Canadian Government Bond, 1.750%, 5/01/2021, (CAD)(b)	25,870,066
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	1,041,121
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,848,123
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	963,744
430,000	Enbridge, Inc., 2.900%, 7/15/2022(b)	442,185
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(b)	735,940
453,795	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(b)	354,217
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	5,199,300
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,920,842
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,675,113
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,594,317
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,557,721
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,809,361
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,675,794
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,669,862

		191,426,870

	Chile — 0.2%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	1,029,572
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,505,835
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	1,012,739
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	2,013,489
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	615,027
525,000	Enel Chile S.A., 4.875%, 6/12/2028(b)	607,950
	Chile — continued
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(b)	844,000
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(b)	1,220,800

		8,849,412

	China — 0.8%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	986,991
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	849,640
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)(b)	11,306,173
98,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	14,666,222
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,014,927
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)(b)	79,233
25,000,000	China Government Bond, 3.900%, 7/04/2036, (CNH)(b)	4,128,218
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	934,774
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	518,697
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,251,998
1,270,000	Weibo Corp., 3.500%, 7/05/2024(b)	1,338,152

		37,075,025

	Colombia — 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,366,207
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,705,912
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,316,250
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,140,891
1,028,862	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,095,944
575,000	Republic of Colombia, 3.875%, 4/25/2027	615,440
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	54,787
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,005,822
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	8,723,497
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	987,885

		20,012,635

	Dem.Rep. Congo — 0.0%
985,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	1,046,563

	Dominican Republic — 0.1%
2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	2,181,600
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,178,100
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	663,195
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,117,385
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	516,375

		5,656,655

	Egypt — 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,565,237
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,467,575

		3,032,812

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finland — 0.1%
$3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	$3,493,127

	France — 0.3%
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(b)	226,690
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	912,622
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(b)	1,435,022
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A(b)	268,338
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	4,401,219
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)(b)	1,654,779
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)(b)	1,694,580
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	621,965
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	592,073
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(b)	1,127,099

		12,934,387

	Germany — 0.1%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,244,261
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,589,903
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(b)	447,363
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,499,840
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A(b)	476,786
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A(b)	450,959

		5,709,112

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	377,759
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,509,363
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,237,641

		3,124,763

	India — 0.1%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	1,131,199
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,540,449
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,261,727
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,276,125

		6,209,500

	Indonesia — 0.3%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	328,576
1,385,000	Indonesia Government International Bond, 4.200%, 10/15/2050(b)	1,516,783
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	831,873
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)(b)	3,463,124
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)(b)	3,052,622
	Indonesia — continued
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030(b)	1,501,978
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	642,637
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	594,069

		11,931,662

	Ireland — 0.1%
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,360,288
3,710,000	Ireland Government Bond, Zero Coupon, 0.000%, 10/18/2031, (EUR)(h)	4,325,448
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	491,664

		6,177,400

	Israel — 0.3%
23,525,000	State of Israel, 1.000%, 3/31/2030, (ILS)(b)	6,978,476
2,300,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,478,710
1,265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,209,656
5,755,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,053,178

		15,720,020

	Italy — 0.6%
275,000	Assicurazioni Generali SpA, EMTN (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	394,247
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	224,158
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	700,770
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(b)	8,743,346
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	4,324,619
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	5,235,339
1,975,000	Italy Government International Bond, 2.375%, 10/17/2024	2,060,835
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,369,318
630,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	742,178
635,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	703,231

		27,498,041

	Japan — 0.8%
985,870,200(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	8,994,647
2,020,350,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	17,580,193
2,000,000	Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	2,021,039
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	1,995,774
1,445,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,502,509
2,790,000	Toyota Motor Corp., 2.362%, 3/25/2031	2,802,813

		34,896,975

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Korea — 1.0%
$765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	$794,912
160,900,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(b)	2,230,030
636,300,000	Export-Import Bank of Korea, MTN, 6.900%, 2/07/2023, (INR)(b)(c)(d)	8,882,592
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A(b)	1,160,228
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A(b)	1,643,623
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,535,452
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	936,545
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	701,873
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A(b)	1,277,440
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,949,228
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,900,111
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	11,036,107
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,293,511
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(b)	843,749
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,614,573
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(b)	178,980
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(b)	200,220

		43,179,174

	Malaysia — 0.2%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	7,066,536

	Mexico — 1.1%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	766,630
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(b)	1,006,460
860,000	America Movil SAB de CV, 2.875%, 5/07/2030(b)	877,414
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(b)	493,456
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	673,650
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(b)	819,644
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	936,652
603,000	Cemex SAB de CV, 5.700%, 1/11/2025	615,181
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	452,868
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,782,384
1,205,000	Comision Federal de Electricidad, 4.750%, 2/23/2027(b)	1,321,885
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(b)	887,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	354,559
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	819,437
1,707,184(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	8,281,465
190,229(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	933,634
	Mexico — continued
1,123,620(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	6,168,792
637,836(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)(b)	3,428,484
724,558(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)(b)	3,775,451
2,665,000	Mexico Government International Bond, 3.250%, 4/16/2030(b)	2,687,359
3,600,000	Mexico Government International Bond, 4.000%, 10/02/2023(b)	3,874,572
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(b)	246,789
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,351,600
205,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	240,157
3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	3,364,800
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	123,588
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	903,470
1,205,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,373,700
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023	1,016,040

		49,577,129

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025(b)	963,951
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,716,099

		2,680,050

	New Zealand — 0.3%
2,200,000	Bank of New Zealand, 1.000%, 3/03/2026, 144A	2,155,610
5,000,000	Fonterra Co-operative Group Ltd., 5.500%, 2/26/2024, (AUD)	4,310,487
6,310,000	New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)	4,276,240
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,775,396

		13,517,733

	Norway — 0.2%
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	2,968,735
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,968,390
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	5,392,938

		10,330,063

	Panama — 0.1%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,577,025
3,545,000	Panama Government International Bond, 2.252%, 9/29/2032	3,369,558

		4,946,583

	Paraguay — 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,604,614

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paraguay — continued
$800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	$902,808

		2,507,422

	Peru — 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	3,171,925
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026(b)	2,063,586
580,000	Southern Copper Corp., 3.875%, 4/23/2025(b)	636,821
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(b)	1,156,323

		7,028,655

	Philippines — 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030(b)	1,072,932

	Poland — 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	6,492,726
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	3,638,643

		10,131,369

	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,464,314

	Qatar — 0.0%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	1,750,919

	Romania — 0.2%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	7,694,448

	Singapore — 0.4%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A(b)	800,473
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A(b)	1,521,036
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	374,304
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	3,511,913
10,770,000	Singapore Government Bond, 0.500%, 11/01/2025, (SGD)(b)	7,848,602
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(b)	3,218,954

		17,275,282

	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,370,111
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A(b)	1,671,632
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,483,900
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	971,850
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	6,716,855
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,168,183
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	6,979,338

		21,361,869

	Spain — 0.5%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(b)	2,735,355
400,000	Banco Santander S.A., 3.125%, 2/23/2023(b)	418,488
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	733,242
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	611,666
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	4,292,303
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)(b)	886,500
725,000	Spain Government Bond, 0.750%, 7/30/2021, (EUR)(b)	853,700
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)(b)	544,984
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	3,430,651
1,400,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(b)	2,220,194
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,389,626
1,300,000	Telefonica Emisiones S.A., EMTN, 1.495%, 9/11/2025, (EUR)(b)	1,618,493

		21,735,202

	Supranationals — 0.2%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,543,049
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,162,990
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,755,858
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	294,141
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(b)	2,840,557
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,978,357

		10,574,952

	Sweden — 0.0%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	1,680,844

	Switzerland — 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	985,839
2,180,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A(b)	2,371,456
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,418,579
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(b)	365,215

		5,141,089

	Thailand — 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023(b)	1,653,983
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A(b)	989,150

		2,643,133

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Trinidad — 0.0%
$415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	$425,379

	Turkey — 0.4%
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,080,732
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	3,004,192
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	557,315
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,900,415
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	6,178,905
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,381,584

		16,103,143

	Ukraine — 0.0%
1,035,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	1,029,618

	United Arab Emirates — 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,775,025
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,387,688

		3,162,713

	United Kingdom — 0.3%
95,000	Avon Products, Inc., 8.450%, 3/15/2043	116,138
1,265,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	1,323,007
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,457,646
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032(b)	1,371,182
365,000	HSBC Holdings PLC, 4.950%, 3/31/2030(b)	426,167
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	684,970
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(b)	444,620
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,224,294
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,522,278
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	363,637
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,413,774
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)(b)	323,225
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,551,808
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028(b)	1,906,398

		14,129,144

	United States — 11.4%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	176,398
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	510,144
435,000	AMC Networks, Inc., 4.250%, 2/15/2029	423,037
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	59,718
	United States — continued
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,930,612
1,541,560	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,457,838
1,285,987	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,207,529
361,444	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	336,493
470,758	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	432,395
5,335,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	6,599,342
220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	228,952
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	271,231
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021	2,525,786
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,324,361
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	330,553
804,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	734,911
497,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	472,839
75,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	77,719
3,180,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	3,466,200
2,240,000	Boeing Co. (The), 2.196%, 2/04/2026	2,233,054
140,000	Boeing Co. (The), 3.100%, 5/01/2026	148,297
25,000	Boeing Co. (The), 3.250%, 2/01/2035	24,228
165,000	Boeing Co. (The), 3.550%, 3/01/2038	159,567
25,000	Boeing Co. (The), 3.625%, 3/01/2048	23,078
90,000	Boeing Co. (The), 3.750%, 2/01/2050	85,958
635,000	Boeing Co. (The), 3.850%, 11/01/2048	612,753
640,000	Boeing Co. (The), 3.950%, 8/01/2059	615,239
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023(b)	623,709
690,000	Broadcom, Inc., 5.000%, 4/15/2030	786,404
3,555,000	Carnival Corp., 5.750%, 3/01/2027, 144A	3,648,319
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	249,600
6,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	6,287,487
1,475,000	Centene Corp., 2.500%, 3/01/2031	1,408,654
485,000	Centene Corp., 3.000%, 10/15/2030	484,195
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	165,261
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	177,896
1,750,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	1,850,625
3,250,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	3,404,375
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	42,547
95,000	Continental Resources, Inc., 3.800%, 6/01/2024	97,375
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	625,494
490,000	Dana, Inc., 5.375%, 11/15/2027	514,500
67,252	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	70,184
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(b)	1,105,160
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	54,619
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,177

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	$3,174,064
1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	1,528,673
310,000	DR Horton, Inc., 4.375%, 9/15/2022	323,724
140,000	Ecolab, Inc., 4.800%, 3/24/2030(b)	167,471
160,000	Edison International, 4.950%, 4/15/2025	178,594
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	332,474
465,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	454,635
2,970,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	2,929,311
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	489,236
650,000	FedEx Corp., 3.400%, 1/14/2022	665,141
760,000	Ford Motor Co., 5.291%, 12/08/2046	798,965
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,750
50,000	Ford Motor Co., 6.625%, 2/15/2028	56,508
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,413,151
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,854
875,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	939,269
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	210,214
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,874,632
3,305,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	3,511,893
1,845,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	2,196,500
2,495,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,001,485
1,055,000	General Motors Co., 5.200%, 4/01/2045	1,211,361
405,000	General Motors Co., 6.250%, 10/02/2043	518,678
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	119,479
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	900,048
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	644,455
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	481,791
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	907,006
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	840,037
2,895,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,978,231
150,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	154,073
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	184,447
855,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	904,697
1,135,000	HCA, Inc., 3.500%, 9/01/2030	1,144,613
20,000	HCA, Inc., 4.750%, 5/01/2023	21,557
1,275,000	HCA, Inc., 5.250%, 6/15/2049	1,560,178
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,535,099
225,000	HCA, Inc., 7.050%, 12/01/2027	270,562
820,000	HCA, Inc., 7.500%, 11/06/2033	1,092,962
395,000	HCA, Inc., 8.360%, 4/15/2024	461,162
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	232,050
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	98,625
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025(b)	1,033,002
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A(b)	862,557
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(b)	1,642,443
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A(b)	1,751,244
10,310,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	10,075,035
	United States — continued
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,093,137
3,960,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,247,100
5,760,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	5,831,712
1,280,000	iStar, Inc., 4.250%, 8/01/2025	1,288,832
290,000	iStar, Inc., 4.750%, 10/01/2024	301,717
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,857,000
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,938,844
1,885,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,974,990
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	775,960
60,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	64,725
880,000	Lumen Technologies, Inc., Series S, 6.450%, 6/15/2021	886,380
44,000	Masco Corp., 6.500%, 8/15/2032	56,979
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	759,831
2,905,000	MGIC Investment Corp., 5.250%, 8/15/2028	3,017,569
4,315,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	4,768,075
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,581,669
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,056,344
25,000	MPLX LP, 4.500%, 7/15/2023	26,931
95,000	MPLX LP, 4.875%, 6/01/2025	107,003
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,143,647
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	4,833,764
2,535,000	Navient Corp., 5.000%, 3/15/2027	2,541,337
915,000	Navient Corp., 5.500%, 1/25/2023	949,312
255,000	Navient Corp., 5.875%, 10/25/2024	267,778
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	39,205
1,130,000	Navient Corp., 6.750%, 6/15/2026	1,224,920
4,318,000	Navient Corp., MTN, 5.625%, 8/01/2033	4,034,523
760,000	Navient Corp., MTN, 6.125%, 3/25/2024	804,650
415,000	Navient Corp., MTN, 7.250%, 1/25/2022	430,044
3,325,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	3,358,250
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	804,812
665,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	765,774
245,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	289,725
1,200,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	1,232,880
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	26,528
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(b)	1,788,163
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	255,390
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,646,549
1,795,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,263,495
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,183,750
420,000	Old Republic International Corp., 4.875%, 10/01/2024	473,391
1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	1,238,737
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	978,185
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,664,238
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	146,250

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	$3,124,369
585,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	635,968
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	9,056,575
5,150,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	5,507,974
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	2,532,167
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,802,700
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)(b)	529,923
295,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	309,750
1,190,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,145,375
345,000	Radian Group, Inc., 4.500%, 10/01/2024	358,903
195,000	Radian Group, Inc., 4.875%, 3/15/2027	205,238
3,365,000	Radian Group, Inc., 6.625%, 3/15/2025	3,770,331
890,000	Range Resources Corp., 4.875%, 5/15/2025	881,100
165,000	Range Resources Corp., 5.000%, 3/15/2023	167,681
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)(b)	1,483,142
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	4,150,650
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025(b)	868,038
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,089,982
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	442,843
35,000	Service Properties Trust, 3.950%, 1/15/2028	32,288
395,000	Service Properties Trust, 4.350%, 10/01/2024	392,684
115,000	Service Properties Trust, 4.500%, 6/15/2023	116,824
60,000	Service Properties Trust, 4.650%, 3/15/2024	60,000
50,000	Service Properties Trust, 4.750%, 10/01/2026	48,750
185,000	Service Properties Trust, 4.950%, 2/15/2027	182,919
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	492,450
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	165,327
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,906,844
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	6,951,750
3,410,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	3,435,575
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	3,044,435
3,960,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,015,638
14,910,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	15,562,312
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	108,390
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,884,213
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	119,742
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)(b)	303,597
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	96,193
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	100,603
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,674,450
635,000	TransDigm, Inc., 5.500%, 11/15/2027	657,308
185,000	TransDigm, Inc., 6.500%, 5/15/2025	188,469
50,000	TransDigm, Inc., 7.500%, 3/15/2027	53,250
2,615,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,847,735
295,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	305,785
	United States — continued
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	83,063
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	102,182
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,525
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	758,105
72,590	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	75,277
278,907	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	262,964
33,675,000	U.S. Treasury Bond, 1.250%, 5/15/2050	25,412,786
9,680,000	U.S. Treasury Bond, 1.375%, 8/15/2050(b)	7,553,425
4,183,539	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(e)	4,302,345
4,223,340	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(e)	4,683,701
13,319,944	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(e)	14,171,172
8,705,000	U.S. Treasury Note, 0.125%, 12/15/2023(b)	8,666,576
43,590,000	U.S. Treasury Note, 0.125%, 1/31/2023	43,569,567
17,435,000	U.S. Treasury Note, 0.750%, 3/31/2026	17,283,806
2,255,000	U.S. Treasury Note, 1.500%, 10/31/2021	2,273,938
35,975,000	U.S. Treasury Note, 1.500%, 11/30/2021	36,317,887
13,685,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	14,082,186
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	14,109,979
21,715,000	U.S. Treasury Note, 1.750%, 11/30/2021(b)	21,957,597
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(f)	10,356,141
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	4,595,776
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	5,166,512
815,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	887,698
378,958	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	372,308
2,459,079	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,720,135
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(b)	1,293,392
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	76,386
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	442,389
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,626,908

		518,018,810

	Uruguay — 0.0%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031(b)	1,641,174

	Total Non-Convertible Bonds (Identified Cost $1,205,292,309)	1,240,675,675

Convertible Bonds — 1.1%
	United States — 1.1%
7,213,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	7,073,068
2,880,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	3,047,040
545,000	DISH Network Corp., 2.375%, 3/15/2024	523,881
16,330,000	DISH Network Corp., 3.375%, 8/15/2026	15,698,029
2,435,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(h)	2,657,803
405,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	368,803
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	335,134
440,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	746,064
2,335,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(h)	2,765,516

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
United States — continued
$360,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	$444,600
250,000	Peloton Interactive, Inc., Zero Coupon, 0.951%-1.734%, 2/15/2026, 144A(g)	236,406
1,360,000	Southwest Airlines Co., 1.250%, 5/01/2025	2,334,950
205,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(h)	184,126
7,160,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	7,956,908
680,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(h)	642,600
3,275,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	3,440,797
825,000	Western Digital Corp., 1.500%, 2/01/2024	842,632

	Total Convertible Bonds (Identified Cost $48,985,661)	49,298,357

Municipals — 0.0%
United States — 0.0%
130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $129,988)	136,431

	Total Bonds and Notes (Identified Cost $1,254,407,958)	1,290,110,463

Shares
Preferred Stocks — 0.0%
United States — 0.0%
38,952	El Paso Energy Capital Trust I, 4.750% (Identified Cost $1,828,520)	1,952,664

Principal Amount (‡)
Short-Term Investments — 0.8%
$37,347,780	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $37,347,780 on 4/01/2021 collateralized by $38,090,300 U.S. Treasury Note, 0.125% due 9/30/2022 valued at $38,094,756 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $37,347,780)	37,347,780

	Total Investments — 100.1% (Identified Cost $3,540,143,236)	4,533,064,769
	Other assets less liabilities — (0.1)%	(5,918,498)

	Net Assets — 100.0%	$4,527,146,271

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $8,882,592 or 0.2% of net assets.
(e)	Treasury Inflation Protected Security (TIPS).
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $299,237,748 or 6.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2021	BRL	S	27,000,000	$4,772,848	$4,778,989	$(6,141)
Bank of America, N.A.	6/16/2021	KRW	B	5,850,000,000	5,146,386	5,168,742	22,356
Bank of America, N.A.	6/16/2021	MXN	S	162,993,000	7,666,362	7,912,758	(246,396)
Citibank N.A.	6/17/2021	ZAR	S	142,945,000	9,183,451	9,592,620	(409,169)
Credit Suisse International	6/16/2021	CAD	B	2,780,000	2,230,782	2,212,361	(18,421)
Credit Suisse International	6/16/2021	CAD	S	198,988,000	158,161,088	158,357,298	(196,210)
Credit Suisse International	6/16/2021	COP	S	38,844,665,000	10,861,235	10,588,602	272,633
Credit Suisse International	6/16/2021	GBP	B	12,371,000	17,186,622	17,058,319	(128,303)
Credit Suisse International	6/16/2021	JPY	B	11,200,164,000	102,970,035	101,224,637	(1,745,398)
HSBC Bank USA	6/16/2021	AUD	B	4,075,000	3,144,168	3,096,123	(48,045)
Morgan Stanley Capital Services, Inc.	6/16/2021	EUR	B	142,831,000	172,252,086	167,748,692	(4,503,394)
Morgan Stanley Capital Services, Inc.	6/16/2021	EUR	S	1,850,000	2,213,621	2,172,743	40,878
Morgan Stanley Capital Services, Inc.	6/16/2021	NZD	S	6,003,000	4,298,328	4,191,793	106,535
UBS AG	6/16/2021	IDR	S	40,354,000,000	2,797,175	2,763,369	33,806
UBS AG	6/16/2021	SEK	B	7,350,000	871,726	842,140	(29,586)

Total							$(6,854,855)

At March 31, 2021, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	6/16/2021	NOK	30,959,000	EUR	3,014,227	$3,540,076	$(79,386)

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	185	$26,835,290	$26,582,187	$(253,103)

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	14.4%
IT Services	8.3
Semiconductors & Semiconductor Equipment	7.6
Internet & Direct Marketing Retail	6.0
Interactive Media & Services	4.9
Chemicals	4.5
Software	3.9
Life Sciences Tools & Services	3.7
Capital Markets	3.5
Health Care Equipment & Supplies	3.3
Machinery	3.3
Banks	2.7
Hotels, Restaurants & Leisure	2.4
Health Care Providers & Services	2.2
Industrial Conglomerates	2.1
Personal Products	2.1
Other Investments, less than 2% each	24.4
Short-Term Investments	0.8

Total Investments	100.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.1)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2021 (Unaudited)

United States Dollar	73.2%
Canadian Dollar	6.8
Euro	5.9
New Taiwan Dollar	2.7
Japanese Yen	2.0
Other, less than 2% each	9.5

Total Investments	100.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Aerospace & Defense — 5.1%
2,542,375	Boeing Co. (The)(a)	$647,593,760

	Air Freight & Logistics — 2.5%
2,950,513	Expeditors International of Washington, Inc.	317,740,745

	Beverages — 3.3%
4,662,113	Monster Beverage Corp.(a)	424,671,873

	Biotechnology — 2.4%
637,131	Regeneron Pharmaceuticals, Inc.(a)	301,452,161

	Capital Markets — 2.8%
541,532	FactSet Research Systems, Inc.	167,111,360
3,077,814	SEI Investments Co.	187,531,207

		354,642,567

	Communications Equipment — 1.8%
4,494,432	Cisco Systems, Inc.	232,407,079

	Energy Equipment & Services — 1.4%
6,671,197	Schlumberger NV	181,389,847

	Entertainment — 3.7%
2,517,743	Walt Disney Co. (The)(a)	464,573,938

	Health Care Equipment & Supplies — 1.2%
197,817	Intuitive Surgical, Inc.(a)	146,174,894

	Health Care Technology — 1.5%
2,657,622	Cerner Corp.	191,029,869

	Hotels, Restaurants & Leisure — 4.8%
3,042,325	Starbucks Corp.	332,434,853
2,047,667	Yum China Holdings, Inc.	121,242,363
1,439,902	Yum! Brands, Inc.	155,768,598

		609,445,814

	Household Products — 1.3%
2,130,249	Colgate-Palmolive Co.	167,927,529

	Interactive Media & Services — 11.9%
185,959	Alphabet, Inc., Class A(a)	383,544,157
185,703	Alphabet, Inc., Class C(a)	384,150,797
2,535,412	Facebook, Inc., Class A(a)	746,754,896

		1,514,449,850

	Internet & Direct Marketing Retail — 10.9%
2,434,578	Alibaba Group Holding Ltd., Sponsored ADR(a)	551,991,870
269,186	Amazon.com, Inc.(a)	832,883,019

		1,384,874,889

	IT Services — 6.1%
506,138	Automatic Data Processing, Inc.	95,391,829
3,204,895	Visa, Inc., Class A	678,572,418

		773,964,247

	Life Sciences Tools & Services — 2.2%
743,451	Illumina, Inc.(a)	285,529,791

	Machinery — 5.1%
1,739,855	Deere & Co.	650,949,350

	Pharmaceuticals — 6.2%
4,464,230	Novartis AG, Sponsored ADR	381,602,380
1,495,147	Novo Nordisk A/S, Sponsored ADR	100,802,811
7,416,214	Roche Holding AG, Sponsored ADR	300,801,640

		783,206,831

	Semiconductors & Semiconductor Equipment — 6.9%
1,096,008	NVIDIA Corp.	585,191,551
2,216,684	QUALCOMM, Inc.	293,910,132

		879,101,683

	Software — 17.6%
2,071,269	Autodesk, Inc.(a)	574,052,203
2,260,203	Microsoft Corp.	532,888,061
7,105,688	Oracle Corp.	498,606,127
2,099,385	salesforce.com, Inc.(a)	444,796,700
750,020	Workday, Inc., Class A(a)	186,327,469

		2,236,670,560

	Total Common Stocks (Identified Cost $6,745,962,748)	12,547,797,277

Principal Amount
Short-Term Investments — 1.1%
$145,823,508	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $145,823,508 on 4/01/2021 collateralized by $83,844,900 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $87,999,287; $59,110,700 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $60,740,736 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $145,823,508)	145,823,508

	Total Investments — 99.8% (Identified Cost $6,891,786,256)	12,693,620,785
	Other assets less liabilities — 0.2%	24,258,803

	Net Assets — 100.0%	$12,717,879,588

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2021 (Unaudited)

Software	17.6%
Interactive Media & Services	11.9
Internet & Direct Marketing Retail	10.9
Semiconductors & Semiconductor Equipment	6.9
Pharmaceuticals	6.2
IT Services	6.1
Machinery	5.1
Aerospace & Defense	5.1
Hotels, Restaurants & Leisure	4.8
Entertainment	3.7
Beverages	3.3
Capital Markets	2.8
Air Freight & Logistics	2.5
Biotechnology	2.4
Life Sciences Tools & Services	2.2
Other Investments, less than 2% each	7.2
Short-Term Investments	1.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.2% of Net Assets
	ABS Car Loan — 8.5%
$845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$860,253
90,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	91,567
135,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	135,835
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	241,381
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	524,747
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	492,237
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	703,535
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	387,842
110,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	110,422
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	266,044
125,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	125,285
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	102,228
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	150,263
35,446	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	35,543
450,000	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	456,505
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	572,990
200,816	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	201,643
510,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	517,978
485,000	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	486,219
320,725	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	321,807
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	146,593
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	607,442
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	442,391
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	598,713
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	318,530
215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	216,385
881	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	882
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	288,490
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	274,456
105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	105,950
102,828	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140%, 1/16/2024, 144A	103,154
	ABS Car Loan — continued
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	333,867
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,968
32,897	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	32,955
170,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	171,454
68,995	Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.130%, 8/15/2023, 144A	69,107
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	455,304
275,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	274,798
174,423	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	176,064
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	814,232
455,045	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	460,277
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	937,041
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	707,477
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	641,188
175,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	176,668
785,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	787,693
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	650,082
77,891	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	78,163
260,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	266,239
140,100	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	141,153
300,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	302,013
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	266,151
177,300	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	179,452
140,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	140,787
415,851	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	421,221
145,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	147,174
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	180,564
311,867	Honda Auto Receivables Owner Trust, Series 2020-2, Class A2, 0.740%, 11/15/2022	312,404
455,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	457,965
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	426,129
170,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	172,879
290,000	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	291,005

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	$315,544
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	881,298
782,503	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	786,698
695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	695,771
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	224,576
300,000	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	300,279
216,202	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	217,806
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	377,493
140,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.030%, 2/15/2024	141,433
175,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	175,317
520,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	521,811
615,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	620,571
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	170,555
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	446,823
200,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	202,826
236,689	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	237,297
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A(a)	837,715
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	227,637
631,105	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A(a)	632,517
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	407,360
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	589,666
24,637	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	24,770
635,000	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	637,292
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	310,315

		30,372,154

	ABS Credit Card — 0.6%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	635,744
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	945,064
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	600,965

		2,181,773

	ABS Home Equity — 0.1%
143,737	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	147,356
	ABS Home Equity — continued
60,880	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	61,287
2,844	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	2,841
35,774	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	36,065
14,099	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	14,124

		261,673

	ABS Other — 1.4%
294,228	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	295,708
257,412	CNH Equipment Trust, Series 2020-A, Class A2, 1.080%, 7/17/2023	258,066
250,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	252,544
115,942	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	121,064
255,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	260,692
174,538	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	167,395
147,066	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	149,518
535,593	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	537,452
261,734	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	256,552
34,625	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	35,150
213,817	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	215,895
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,213,177
159,490	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	160,831

		4,924,044

	ABS Student Loan — 0.3%
30,896	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	31,116
192,716	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	200,369
206,540	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1, 1.800%, 1/15/2069, 144A(a)	206,743
126,846	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	127,314
175,522	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	176,625
39,276	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 1.018%, 7/25/2025(c)	39,334
58,444	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	59,442
110,117	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	111,870

		952,813

	ABS Whole Business — 0.1%
521,625	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	532,934

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Aerospace & Defense — 0.6%
$1,255,000	Boeing Co. (The), 2.196%, 2/04/2026	$1,251,108
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	31,024
940,000	Teledyne Technologies, Inc., 2.750%, 4/01/2031	936,579

		2,218,711

	Agency Commercial Mortgage-Backed Securities — 0.7%
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(b)	535,373
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	747,605
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,254,107
77,165	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	78,087

		2,615,172

	Automotive — 2.3%
1,440,000	American Honda Finance Corp., MTN, 0.875%, 7/07/2023	1,450,050
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	155,739
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	291,703
325,000	BMW U.S. Capital LLC, 2.550%, 4/01/2031, 144A	325,883
310,000	Daimler Finance North America LLC, 1.450%, 3/02/2026, 144A	307,296
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	167,759
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	386,238
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	309,149
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	226,222
1,045,000	Hyundai Capital America, 1.800%, 1/10/2028, 144A	999,253
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	200,167
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	97,532
200,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	208,080
275,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	287,677
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	105,991
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	163,647
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	981,472
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	252,702
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	297,201
555,000	Volkswagen Group of America Finance LLC, 1.250%, 11/24/2025, 144A	548,356
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	295,271
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	315,169

		8,372,557

	Banking — 16.5%
1,165,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,218,156
495,000	American Express Co., 3.700%, 8/03/2023	529,816
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	641,591
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,223,093
	Banking — continued
1,600,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	1,604,266
400,000	Banco Santander S.A., 2.958%, 3/25/2031	397,692
650,000	Bank of America Corp., (fixed rate to 6/19/2025, variable rate thereafter), MTN, 1.319%, 6/19/2026	648,017
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	429,851
175,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	179,379
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	744,602
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	667,518
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,267,705
1,515,000	Bank of Nova Scotia (The), 0.550%, 9/15/2023	1,515,310
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	893,269
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	209,897
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	473,305
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	519,542
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	851,271
700,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	684,594
675,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	692,157
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	950,003
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	544,406
225,000	Comerica, Inc., 3.700%, 7/31/2023	240,582
660,000	Cooperatieve Rabobank U.A., 2.750%, 1/10/2023	687,711
980,000	Cooperatieve Rabobank U.A., (fixed rate to 2/24/2026, variable rate thereafter), 1.106%, 2/24/2027, 144A	957,304
750,000	Credit Agricole S.A, (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	760,400
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	983,245
405,000	Credit Suisse AG, 2.100%, 11/12/2021	409,221
895,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	909,552
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	1,006,348
840,000	Deutsche Bank AG, 1.686%, 3/19/2026	838,134
590,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	591,485
395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	427,699
680,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	679,763
425,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	438,254
1,055,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	1,039,776
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	526,915
510,000	Goldman Sachs Group, Inc. (The), (fixed rate to 12/09/2025, variable rate thereafter), 1.093%, 12/09/2026	499,745
465,000	Goldman Sachs Group, Inc. (The), (fixed rate to 2/12/2025, variable rate thereafter), 0.855%, 2/12/2026	457,050
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	475,702

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	$575,558
675,000	ING Groep NV, (fixed rate to 4/01/2031, variable rate thereafter), 2.727%, 4/01/2032	674,595
865,000	JPMorgan Chase & Co., (fixed rate to 11/19/2025, variable rate thereafter), 1.045%, 11/19/2026	844,851
1,570,000	JPMorgan Chase & Co., (fixed rate to 3/16/2023, variable rate thereafter), 0.697%, 3/16/2024	1,575,734
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	549,519
1,335,000	JPMorgan Chase & Co., (fixed rate to 6/01/2023, variable rate thereafter), 1.514%, 6/01/2024	1,362,705
515,000	KeyCorp, MTN, 2.250%, 4/06/2027	528,190
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	533,953
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	408,098
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,225,781
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	67,332
365,000	Macquarie Group Ltd., (fixed rate to 1/12/2026, variable rate thereafter), 1.340%, 1/12/2027, 144A	358,145
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	947,642
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	640,603
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	654,918
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,066,672
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	225,277
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	739,439
935,000	Santander UK Group Holdings PLC, (fixed rate to 3/15/2031, variable rate thereafter), 2.896%, 3/15/2032	929,465
289,000	Santander UK PLC, 2.875%, 6/18/2024	307,730
245,000	Societe Generale S.A., 1.375%, 7/08/2025, 144A	243,978
840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	876,440
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	852,558
205,000	Standard Chartered PLC, (fixed rate to 3/23/2024, variable rate thereafter), 1.214%, 3/23/2025, 144A	205,407
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	570,565
645,000	State Street Corp., 2.200%, 3/03/2031	628,582
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026	260,660
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	312,825
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	576,191
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	241,948
1,700,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	1,697,882
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	560,812
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,422,288
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,142,488
75,000	Synchrony Financial, 4.250%, 8/15/2024	81,586
675,000	Toronto-Dominion Bank (The), 0.750%, 9/11/2025	661,261
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	718,330
750,000	Truist Financial Corp., (fixed rate to 3/02/2026, variable rate thereafter), MTN, 1.267%, 3/02/2027	741,042
340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	357,966
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	793,945
	Banking — continued
425,000	UBS Group AG, (fixed rate to 2/11/2031, variable rate thereafter), 2.095%, 2/11/2032, 144A	401,893
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	684,595
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	587,338
340,000	Wells Fargo & Co., (fixed rate to 4/30/2025, variable rate thereafter), 2.188%, 4/30/2026	350,907
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,046,090
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	198,884

		59,246,994

	Brokerage — 1.0%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	425,817
1,025,000	Charles Schwab Corp. (The), 2.000%, 3/20/2028	1,029,551
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	447,474
1,300,000	National Securities Clearing Corp., 1.200%, 4/23/2023, 144A(a)	1,320,061
425,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	434,628

		3,657,531

	Building Materials — 0.1%
325,000	Masco Corp., 1.500%, 2/15/2028	312,143

	Chemicals — 0.6%
360,000	Cabot Corp., 4.000%, 7/01/2029	378,729
460,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	461,942
960,000	Nutrien Ltd., 1.900%, 5/13/2023	984,562
210,000	PPG Industries, Inc., 1.200%, 3/15/2026	205,811

		2,031,044

	Collateralized Mortgage Obligations — 1.6%
425,501	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.795%, 2/20/2060(c)	427,568
249,320	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.665%, 3/20/2060(c)	250,553
142,050	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.644%, 7/20/2064(c)	142,867
108,367	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.620%, 7/20/2064(c)	109,071
2,348	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	2,355
284,025	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	288,517
439,419	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.040%, 2/20/2066(a)(c)	447,627
29,892	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.720%, 4/20/2066(a)(c)(d)(e)	29,750
1,374,779	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(b)	1,485,444
327,175	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.570%, 12/20/2068(c)	327,394
1,137,591	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.520%, 10/20/2068(a)(c)	1,139,423
1,037,795	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.520%, 5/20/2069(a)(c)	1,037,009

		5,687,578

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 1.1%
$1,435,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$1,442,102
275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	277,195
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	303,755
265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	265,773
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	308,063
1,255,000	John Deere Capital Corp., MTN, 1.500%, 3/06/2028	1,222,132

		3,819,020

	Consumer Cyclical Services — 0.1%
350,000	eBay, Inc., 1.900%, 3/11/2025	359,078
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	190,857

		549,935

	Consumer Products — 0.1%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	453,283

	Diversified Manufacturing — 0.5%
135,000	Amphenol Corp., 2.050%, 3/01/2025	139,282
225,000	Kennametal, Inc., 4.625%, 6/15/2028	249,957
990,000	Siemens Financieringsmaatschappij NV, 1.200%, 3/11/2026, 144A	978,502
265,000	Timken Co. (The), 4.500%, 12/15/2028	284,297
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	283,376

		1,935,414

	Electric — 5.0%
735,000	AES Corp. (The), 1.375%, 1/15/2026, 144A	716,362
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	461,622
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	403,192
465,000	Ameren Corp., 1.750%, 3/15/2028	449,457
595,000	Appalachian Power Co., 2.700%, 4/01/2031	593,413
425,000	Atlantic City Electric Co., 2.300%, 3/15/2031	420,000
555,000	CenterPoint Energy Houston Electric LLC, 2.350%, 4/01/2031	555,161
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	127,704
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	239,620
270,000	DTE Energy Co., 2.250%, 11/01/2022	276,914
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,193,524
570,000	Duke Energy Corp., 0.900%, 9/15/2025	557,636
605,000	Entergy Corp., 0.900%, 9/15/2025	590,790
710,000	Entergy Corp., 2.400%, 6/15/2031	685,981
420,000	Entergy Louisiana LLC, 2.350%, 6/15/2032	413,741
451,000	Exelon Corp., 2.450%, 4/15/2021	451,253
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	119,931
530,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 6/15/2031	490,730
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,973
1,420,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	1,424,540
435,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	438,730
870,000	NRG Energy, Inc., 2.000%, 12/02/2025, 144A	868,782
340,000	Pacific Gas & Electric Co., 1.367%, 3/10/2023	340,099
1,255,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.573%, 11/15/2021(c)	1,257,399
370,000	PSEG Power LLC, 3.850%, 6/01/2023	394,459
	Electric — continued
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	248,966
255,000	Southern California Edison Co., Series 20C, 1.200%, 2/01/2026	251,303
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	729,457
775,000	Southwestern Electric Power Co., 1.650%, 3/15/2026	777,170
235,000	Tampa Electric Co., 2.400%, 3/15/2031	233,492
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	627,860
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,536,834

		18,069,095

	Finance Companies — 1.7%
180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/2026	174,828
735,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	765,829
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	530,981
90,000	Ares Capital Corp., 2.150%, 7/15/2026	87,644
705,000	Ares Capital Corp., 3.250%, 7/15/2025	727,224
50,000	Ares Capital Corp., 4.250%, 3/01/2025	53,641
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	318,353
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	239,183
285,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	267,830
47,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	47,926
535,000	Avolon Holdings Funding Ltd., 4.250%, 4/15/2026, 144A	560,368
320,000	FS KKR Capital Corp., 3.400%, 1/15/2026	317,399
210,000	FS KKR Capital Corp., 4.125%, 2/01/2025	215,924
425,000	GE Capital Funding LLC, 4.050%, 5/15/2027, 144A	473,562
250,000	Goldman Sachs BDC, Inc., 2.875%, 1/15/2026	252,683
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	154,504
575,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	582,405
315,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	330,570

		6,100,854

	Financial Other — 0.3%
470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	494,149
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	420,910
185,000	ORIX Corp., 3.250%, 12/04/2024	199,791

		1,114,850

	Food & Beverage — 1.2%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	954,949
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	129,903
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	575,384
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,130,082
370,000	Mondelez International, Inc., 2.750%, 4/13/2030	377,747
1,065,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	1,000,169

		4,168,234

	Health Insurance — 0.6%
950,000	Anthem, Inc., 1.500%, 3/15/2026	951,023
735,000	Centene Corp., 2.500%, 3/01/2031	701,940
360,000	Centene Corp., 3.000%, 10/15/2030	359,402

		2,012,365

	Healthcare — 1.2%
1,080,000	Agilent Technologies, Inc., 2.300%, 3/12/2031	1,051,631
1,250,000	AmerisourceBergen Corp., 2.700%, 3/15/2031	1,247,179

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$227,000	Cigna Corp., 3.750%, 7/15/2023	$242,765
95,000	Cigna Corp., 4.500%, 2/25/2026	108,155
237,000	CVS Health Corp., 4.300%, 3/25/2028	269,133
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	531,534
900,000	STERIS Irish FinCo Unlimited Co., 2.700%, 3/15/2031	893,253

		4,343,650

	Hybrid ARMs — 0.0%
33,171	FHLMC, 1-year CMT + 2.225%, 2.539%, 1/01/2035(c)	35,279
58,484	FHLMC, 1-year CMT + 2.500%, 3.081%, 5/01/2036(c)	62,622

		97,901

	Independent Energy — 0.3%
400,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	412,592
210,000	Diamondback Energy, Inc., 0.900%, 3/24/2023	210,135
470,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	525,216

		1,147,943

	Integrated Energy — 0.5%
940,000	BP Capital Markets America, Inc., 3.379%, 2/08/2061	871,225
315,000	Exxon Mobil Corp., 3.482%, 3/19/2030	342,018
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	689,426

		1,902,669

	Life Insurance — 4.9%
1,385,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	1,392,734
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	521,031
655,000	Athene Global Funding, 1.200%, 10/13/2023, 144A	661,065
1,160,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	1,157,227
325,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	313,601
185,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	195,718
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,256,484
335,000	Five Corners Funding Trust II, 2.850%, 5/15/2030, 144A	345,253
975,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	973,908
220,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	231,874
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	654,342
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,360,058
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	170,188
1,400,000	MassMutual Global Funding II, 0.850%, 6/09/2023, 144A	1,411,671
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	802,004
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	692,426
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,139,646
905,000	Principal Life Global Funding II, 0.875%, 1/12/2026, 144A	878,916
1,360,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	1,377,741
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	687,654
565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	607,106
700,000	Unum Group, 4.500%, 3/15/2025	782,331

		17,612,978

	Lodging — 0.2%
225,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	220,825
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	376,460

		597,285

	Media Entertainment — 0.2%
860,000	Interpublic Group of Cos., Inc. (The), 2.400%, 3/01/2031	843,545

	Metals & Mining — 0.3%
425,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	418,598
350,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	336,322
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	167,820

		922,740

	Midstream — 0.4%
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	26,384
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	446,293
910,000	Williams Cos., Inc. (The), 2.600%, 3/15/2031	889,459

		1,362,136

	Mortgage Related — 1.1%
1,557	FHLMC, 3.000%, 10/01/2026	1,646
116	FHLMC, 6.500%, 1/01/2024	130
36	FHLMC, 8.000%, 7/01/2025	39
18,273	GNMA, 3.630%, 2/20/2063(a)(b)	18,664
27,940	GNMA, 3.667%, 2/20/2063(b)	28,439
6,596	GNMA, 3.820%, 10/20/2062(b)	6,947
3,959	GNMA, 3.890%, 2/20/2063(b)	4,005
8,437	GNMA, 3.959%, 4/20/2063(b)	8,493
13,063	GNMA, 4.015%, 4/20/2063(a)(b)	13,860
6,569	GNMA, 4.035%, 5/20/2062(b)	7,012
11,837	GNMA, 4.244%, 11/20/2064(b)	12,479
54,194	GNMA, 4.362%, 6/20/2066(b)	60,201
223,377	GNMA, 4.436%, 10/20/2066(b)	250,498
96,863	GNMA, 4.445%, 9/20/2066(b)	107,469
63,762	GNMA, 4.446%, 11/20/2066(b)	70,620
99,174	GNMA, 4.481%, 11/20/2066(b)	111,382
94,129	GNMA, 4.494%, 10/20/2066(b)	105,525
84,761	GNMA, 4.516%, 10/20/2066(b)	95,040
165,313	GNMA, 4.518%, 9/20/2066(b)	185,449
478,361	GNMA, 4.545%, 7/20/2067(a)(b)	544,293
986,451	GNMA, 4.547%, 4/20/2067(a)(b)	1,116,468
57,135	GNMA, 4.558%, 8/20/2066(b)	63,433
796,819	GNMA, 4.572%, 1/20/2067(a)(b)	898,491
2,111	GNMA, 4.630%, 7/20/2062(b)	2,197
345,503	GNMA, 4.682%, 5/20/2064(a)(b)	372,125
1,750	GNMA, 4.700%, with various maturities from 2061 to 2063(b)	1,830
393	GNMA, 6.500%, 12/15/2023	439

		4,087,174

	Non-Agency Commercial Mortgage-Backed Securities — 4.3%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	240,821
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	276,483
491,936	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	500,723
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.246%, 10/15/2037, 144A(c)	663,307

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	$293,579
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	540,341
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	391,581
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,071,156
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	571,478
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	520,560
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	278,595
26,367	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	26,378
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,085
116,485	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	121,333
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	480,805
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	303,461
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	301,432
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	571,461
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	671,503
76,830	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	81,536
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	489,270
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	441,251
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	355,742
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	255,111
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	163,587
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	322,880
68,867	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	71,568
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	618,205
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(b)	253,400
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	138,932
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	562,858
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	502,364
	Non-Agency Commercial Mortgage-Backed Securities — continued
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	588,694
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	218,621
1,233,580	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,249,872
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	476,009
127,432	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	127,941
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	353,413
216,080	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	226,241

		15,390,577

	Oil Field Services — 0.3%
980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	1,016,355

	Packaging — 0.2%
580,000	Berry Global, Inc., 1.570%, 1/15/2026, 144A	570,848

	Pharmaceuticals — 0.5%
335,000	AbbVie, Inc., 2.600%, 11/21/2024	353,693
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	251,602
525,000	Pfizer, Inc., 3.200%, 9/15/2023	559,187
825,000	Viatris, Inc., 2.700%, 6/22/2030, 144A	814,673

		1,979,155

	Property & Casualty Insurance — 0.3%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	699,065
180,000	Assurant, Inc., 4.200%, 9/27/2023	194,842
205,000	Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031, 144A	204,228

		1,098,135

	Railroads — 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	230,421

	REITs – Health Care — 0.5%
255,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	263,041
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	253,994
1,190,000	Welltower, Inc., 2.800%, 6/01/2031	1,182,775

		1,699,810

	REITs – Office Property — 0.3%
170,000	Corporate Office Properties LP, 2.750%, 4/15/2031	164,386
675,000	Office Properties Income Trust, 4.500%, 2/01/2025	710,039
260,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	253,091

		1,127,516

	REITs – Regional Malls — 0.1%
460,000	Simon Property Group LP, 1.750%, 2/01/2028	446,369

	REITs – Shopping Centers — 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	68,685

	Restaurants — 0.5%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,303,093
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	442,463

		1,745,556

	Retailers — 0.8%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	371,680

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — continued
$290,000	AutoNation, Inc., 4.500%, 10/01/2025	$321,758
235,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	247,352
1,250,000	Lowe’s Cos., Inc., 2.625%, 4/01/2031	1,253,560
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	860,731

		3,055,081

	Technology — 2.6%
125,000	Apple, Inc., 3.350%, 2/09/2027	137,334
245,000	Broadcom, Inc., 4.150%, 11/15/2030	264,443
110,000	DXC Technology Co., 4.125%, 4/15/2025	119,622
725,000	Fidelity National Information Services, Inc., 1.150%, 3/01/2026	712,862
325,000	Flex Ltd., 4.875%, 6/15/2029	366,719
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	461,231
485,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	541,407
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	318,911
530,000	International Business Machines Corp., 2.850%, 5/13/2022	545,107
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	187,247
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	284,470
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	479,059
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	140,809
755,000	Micron Technology, Inc., 2.497%, 4/24/2023	783,607
1,250,000	Oracle Corp., 2.875%, 3/25/2031	1,272,417
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	578,228
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	941,355
1,005,000	Western Union Co. (The), 1.350%, 3/15/2026	979,594
165,000	Western Union Co. (The), 4.250%, 6/09/2023	176,924

		9,291,346

	Tobacco — 0.6%
1,015,000	Altria Group, Inc., 2.450%, 2/04/2032	969,711
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,153,787

		2,123,498

	Transportation Services — 0.7%
150,000	Element Fleet Management Corp., 1.600%, 4/06/2024, 144A	149,825
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	474,176
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	192,109
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	745,545
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	151,221
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	271,772
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	297,211
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	416,956

		2,698,815

	Treasuries — 31.4%
3,690,000	U.S. Treasury Note, 0.125%, 1/15/2024	3,671,550
5,415,000	U.S. Treasury Note, 0.125%, 2/15/2024	5,385,810
14,340,000	U.S. Treasury Note, 0.250%, 8/31/2025	14,006,147
11,255,000	U.S. Treasury Note, 0.250%, 9/30/2025	10,977,582
24,385,000	U.S. Treasury Note, 0.250%, 10/31/2025	23,743,941
7,010,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,856,930
23,985,000	U.S. Treasury Note, 0.375%, 12/31/2025	23,423,788
14,355,000	U.S. Treasury Note, 0.500%, 3/31/2025	14,263,599
3,895,000	U.S. Treasury Note, 0.625%, 8/15/2030	3,529,844
	Treasuries — continued
7,390,000	U.S. Treasury Note, 0.875%, 11/15/2030	6,834,595

		112,693,786

	Wireless — 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	212,185

	Wirelines — 0.8%
720,000	AT&T, Inc., 2.250%, 2/01/2032	684,819
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	224,289
560,000	NTT Finance Corp., 1.162%, 4/03/2026, 144A	552,605
600,000	Verizon Communications, Inc., 1.750%, 1/20/2031	558,741
710,000	Verizon Communications, Inc., 2.100%, 3/22/2028	712,975

		2,733,429

	Total Bonds and Notes (Identified Cost $351,030,460)	352,689,759

Short-Term Investments — 2.0%
7,202,082	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $7,202,082 on 4/01/2021 collateralized by $7,149,000 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $7,346,141 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,202,082)	7,202,082

	Total Investments — 100.2% (Identified Cost $358,232,542)	359,891,841
	Other assets less liabilities — (0.2)%	(738,929)

	Net Assets — 100.0%	$359,152,912

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $32,105 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $88,815,067 or 24.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2021	174	$21,723,159	$21,471,328	$(251,831)

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	20	$2,974,265	$2,873,750	$100,515

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	31.4%
Banking	16.5
ABS Car Loan	8.5
Electric	5.0
Life Insurance	4.9
Non-Agency Commercial Mortgage-Backed Securities	4.3
Technology	2.6
Automotive	2.3
Other Investments, less than 2% each	22.7
Short-Term Investments	2.0

Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.1% of Net Assets
	ABS Car Loan — 3.4%
$227,480	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.920%, 11/15/2022	$228,565
395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	396,514
775,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	777,802
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	858,718
1,710,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,736,751
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,995,880
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,785,475
519,396	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	522,075
763,345	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	764,689
595,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	600,671
416,875	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	418,269
475,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	477,669
970,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	982,290
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	507,497
1,363,067	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	1,380,668
1,170,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	1,187,135
170,712	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	173,267
410,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	416,668
585,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	594,906
1,805,000	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,832,792
1,713,655	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	1,726,060
630,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	631,142
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	776,864
1,065,171	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.980%, 12/15/2022	1,069,302
935,484	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	950,014
450,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024	457,282
670,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	679,466
273,118	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.850%, 5/10/2022, 144A	273,208
2,222,094	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	2,227,064
664,708	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	674,019

		35,102,722

	ABS Home Equity — 0.0%
353,103	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	355,464
128,867	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	129,093

		484,557

	ABS Other — 0.7%
1,010,610	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	1,015,691
430,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	434,375
436,486	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	455,772
805,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	822,970
836,176	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	850,113
1,477,961	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	1,492,329
1,637,632	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,706,128

		6,777,378

	ABS Student Loan — 0.5%
3,568,291	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	3,674,679
1,095,983	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,103,263
41,602	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.059%, 1/25/2039, 144A(b)	41,775

		4,819,717

	Agency Commercial Mortgage-Backed Securities — 28.6%
6,622,716	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(a)	7,022,019
948,710	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.037%, 11/25/2022(b)	950,536
200,906	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	202,208
4,620,839	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.575%, 1/25/2027(b)	4,681,899
7,979,244	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.567%, 1/25/2027(b)	8,024,068
13,593,696	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.819%, 2/25/2027(b)	13,736,999
17,879,193	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.942%, 2/25/2027(b)	17,897,949
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 0.919%, 3/25/2030(b)	31,480,151
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.042%, 3/25/2030(b)	31,798,288
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,239,748

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.769%, 8/25/2029(b)	$8,528,146
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,742,383
5,975,000	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.222%, 1/25/2028(b)	5,978,893
212,501	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	212,442
2,798,564	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	2,813,577
5,847,922	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	5,924,596
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(a)	8,420,450
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(a)	8,347,160
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,073,596
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,840,246
1,807,464	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	1,846,402
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,280,141
217,317	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 0.449%, 11/25/2021(b)	217,380
552,759	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.769%, 1/25/2023(b)	553,429
2,739,131	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.509%, 10/25/2025(b)	2,749,097
11,873,417	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.619%, 11/25/2026(b)	11,960,498
4,853,066	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.589%, 5/25/2030(b)	4,897,268
4,478,215	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.622%, 5/25/2030(b)	4,500,100
8,810,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.559%, 6/25/2030(b)	8,884,004
4,950,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.552%, 6/25/2030(b)	4,989,274
3,299,084	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.479%, 6/25/2027(b)	3,321,734
	Agency Commercial Mortgage-Backed Securities — continued
2,474,313	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.442%, 6/25/2027(b)	2,481,538
1,784,181	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.419%, 7/25/2030(b)	1,787,416
1,500,978	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.362%, 7/25/2030(b)	1,510,381
1,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.410%, 8/25/2030(b)	1,855,013
4,945,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.346%, 8/25/2030(b)	4,980,297
2,584,234	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.400%, 8/25/2027(b)	2,594,874
2,307,647	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.336%, 8/25/2027(b)	2,317,441
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,337,733
860,994	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	871,287
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.459%, 4/25/2030(b)	2,863,733
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.412%, 4/25/2030(b)	3,168,988
2,387,344	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.509%, 10/25/2045(b)	2,394,044
5,200,000	FNMA, 3.580%, 1/01/2026	5,727,377
1,544,679	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.400%, 10/25/2027(b)	1,547,041
1,854,614	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.352%, 10/25/2027(b)	1,860,517
5,185,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.266%, 12/25/2030(b)	5,204,487
110,840	Government National Mortgage Association, Series 2003-72, Class Z, 5.294%, 11/16/2045(a)	120,849
18,546	Government National Mortgage Association, Series 2003-88, Class Z, 5.522%, 3/16/2046(a)	19,979

		294,757,676

	Collateralized Mortgage Obligations — 16.3%
13,877	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 0.580%, 5/15/2023(b)(c)(d)	13,629
11,478	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 0.660%, 8/15/2023(b)(c)(d)	11,217
84,162	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	92,674
669,249	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	756,698

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,003,062	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	$1,143,816
448,066	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	495,796
871,083	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.771%, 6/15/2048(a)(e)	932,766
908,370	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.792%, 12/15/2036(a)(e)	965,216
306,249	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.206%, 6/15/2043(a)(c)(d)	307,155
816,474	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	935,149
3,438,554	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 0.659%, 6/25/2042(b)	3,485,879
4,986,597	Federal National Mortgage Association, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.619%, 8/25/2042(b)	5,047,474
6,129	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT - 0.050%, 1.260%, 9/25/2022(b)(c)(d)	6,051
13,890	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 0.810%, 4/25/2024(b)(c)(d)	13,551
6,623	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.202%, 8/25/2042(a)(c)(d)	7,103
195,661	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	203,470
464,703	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.178%, 7/25/2037(b)	456,763
854,307	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.480%, 8/25/2038(a)	889,258
2,033,466	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.559%, 6/25/2042(b)	2,052,202
3,652,808	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.109%, 7/25/2043(b)	3,576,773
5,707,428	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.509%, 2/25/2045(b)	5,751,777
9,489,738	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.623%, 6/25/2050(b)	9,410,375
6,541	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.742%, 3/25/2044(a)(c)(d)	7,508
382,974	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.459%, 10/25/2044(b)(c)(d)	386,636
3,371,031	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.870%, 2/20/2067(b)	3,425,055
3,611,650	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.540%, 8/20/2069(b)	3,608,540
5,242,658	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.720%, 1/20/2070(b)	5,304,459
1,469,039	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.311%, 2/20/2035(b)	1,468,205
	Collateralized Mortgage Obligations — continued
1,062,099	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.631%, 10/20/2037(b)	1,069,333
431,779	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.261%, 11/20/2059(b)(c)(d)	433,092
974,501	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.450%, 10/20/2060(b)	974,965
803,902	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.470%, 10/20/2060(b)	804,711
442,294	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.500%, 12/20/2060(b)	443,074
49,811	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.670%, 9/20/2061(b)	50,081
621,791	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.570%, 2/20/2061(b)	623,846
45,791	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.720%, 2/20/2061(b)	46,044
32,380	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	33,609
34,004	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(a)(c)(d)	33,321
3,095,433	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.361%, 9/20/2038(b)	3,098,963
819	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.570%, 5/20/2062(b)(c)(d)	814
573,168	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.640%, 8/20/2062(b)	575,887
1,769,864	Government National Mortgage Association, Series 2012-H20, Class PT, 0.930%, 7/20/2062(a)	1,767,044
126,474	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.620%, 10/20/2062(b)(c)(d)	126,009
44,105	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.620%, 12/20/2062(b)(c)(d)	43,871
2,136,955	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.470%, 3/20/2063(b)	2,138,664
1,639,923	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.520%, 3/20/2063(b)	1,643,071
267,105	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.590%, 5/20/2063(b)	267,984
6,279,941	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.740%, 4/20/2063(b)	6,255,529
4,276,292	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.644%, 7/20/2064(b)	4,300,894

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$3,220,468	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.620%, 7/20/2064(b)	$3,241,380
2,515,285	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.590%, 2/20/2065(b)	2,527,030
21,505	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.420%, 4/20/2061(b)(c)(d)	21,396
62,721	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	62,924
302,975	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.600%, 4/20/2065(b)	304,698
4,800,384	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,876,296
18,408	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.370%, 4/20/2065(b)(c)(d)	18,309
3,241,164	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.350%, 5/20/2065(b)	3,235,751
148,965	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.420%, 7/20/2065(b)(c)(d)	148,210
12,375	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.820%, 10/20/2065(b)(c)(d)	12,294
6,925	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.800%, 8/20/2061(b)(c)(d)	6,936
4,814,225	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.040%, 2/20/2066(b)	4,904,150
111,452	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.720%, 4/20/2066(b)(c)(d)	110,925
60,677	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.520%, 9/20/2063(b)(c)(d)	60,386
1,464,538	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.670%, 9/20/2066(b)	1,474,263
150,660	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.320%, 10/20/2064(b)	150,563
6,708,994	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.718%, 6/20/2068(b)	6,639,337
153,604	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.470%, 9/20/2068(b)	153,278
9,449,965	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.540%, 9/20/2068(b)	9,497,581
9,546,318	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	10,210,570
3,133,251	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.515%, 4/20/2048(b)	3,145,313
5,744,858	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.565%, 5/20/2046(b)	5,714,049
	Collateralized Mortgage Obligations — continued
5,652,099	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.620%, 6/20/2069(b)	5,694,461
11,666,405	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 0.761%, 4/20/2070(b)	11,730,068
12,805,786	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.511%, 5/20/2070(b)	12,687,666
5,844,629	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(b)	5,842,134

		167,955,969

	Hybrid ARMs — 3.4%
207,920	FHLMC, 1-year CMT + 1.941%, 2.066%, 9/01/2038(b)	208,699
781,729	FHLMC, 12-month LIBOR + 1.737%, 2.208%, 4/01/2037(b)	786,628
310,755	FHLMC, 6-month LIBOR + 1.713%, 2.246%, 6/01/2037(b)	311,426
54,797	FHLMC, 12-month LIBOR + 1.741%, 2.361%, 12/01/2037(b)	55,137
694,644	FHLMC, 12-month LIBOR + 1.761%, 2.374%, 9/01/2035(b)	726,711
155,651	FHLMC, 1-year CMT + 2.250%, 2.375%, 2/01/2035(b)	166,073
117,138	FHLMC, 1-year CMT + 2.209%, 2.425%, 9/01/2038(b)	117,583
617,587	FHLMC, 1-year CMT + 2.285%, 2.443%, 2/01/2036(b)	658,084
187,990	FHLMC, 12-month LIBOR + 1.733%, 2.470%, 4/01/2037(b)	196,606
390,639	FHLMC, 1-year CMT + 2.246%, 2.539%, 9/01/2038(b)	415,671
127,276	FHLMC, 12-month LIBOR + 1.656%, 2.544%, 11/01/2038(b)	128,052
1,055,212	FHLMC, 1-year CMT + 2.255%, 2.548%, 2/01/2036(b)	1,122,551
150,877	FHLMC, 12-month LIBOR + 2.180%, 2.555%, 3/01/2037(b)	151,679
2,737,910	FHLMC, 12-month LIBOR + 1.842%, 2.556%, 1/01/2046(b)	2,844,121
407,406	FHLMC, 1-year CMT + 2.165%, 2.572%, 4/01/2036(b)	407,939
1,832,765	FHLMC, 1-year CMT + 2.248%, 2.573%, 3/01/2037(b)	1,950,882
527,084	FHLMC, 1-year CMT + 2.220%, 2.595%, 7/01/2033(b)	529,889
431,121	FHLMC, 1-year CMT + 2.245%, 2.837%, 3/01/2036(b)	461,133
201,683	FHLMC, 12-month LIBOR + 1.932%, 2.901%, 12/01/2034(b)	204,217
161,311	FHLMC, 12-month LIBOR + 1.823%, 2.918%, 11/01/2038(b)	163,944
191,733	FHLMC, 12-month LIBOR + 1.763%, 3.158%, 3/01/2038(b)	193,829
1,089,467	FHLMC, 12-month LIBOR + 1.894%, 3.641%, 9/01/2041(b)	1,153,242
35,373	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(b)	36,349
469,773	FNMA, 6-month LIBOR + 1.543%, 1.791%, 7/01/2035(b)	488,035

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$45,256	FNMA, 12-month LIBOR + 1.754%, 2.129%, 1/01/2037(b)	$45,911
451,337	FNMA, 12-month LIBOR + 1.765%, 2.140%, 2/01/2037(b)	456,365
247,168	FNMA, 12-month LIBOR + 1.650%, 2.150%, 10/01/2033(b)	259,552
121,692	FNMA, 12-month LIBOR + 1.800%, 2.175%, 12/01/2041(b)	122,432
992,924	FNMA, 12-month LIBOR + 1.820%, 2.195%, 2/01/2047(b)	1,065,204
711,519	FNMA, 12-month LIBOR + 1.625%, 2.251%, 9/01/2037(b)	741,969
117,871	FNMA, 12-month LIBOR + 1.480%, 2.272%, 8/01/2035(b)	117,838
1,209,549	FNMA, 12-month LIBOR + 1.800%, 2.300%, 10/01/2041(b)	1,276,950
409,906	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(b)	425,837
713,877	FNMA, 12-month LIBOR + 1.591%, 2.326%, 7/01/2035(b)	742,227
188,540	FNMA, 1-year CMT + 2.185%, 2.362%, 12/01/2034(b)	188,998
144,383	FNMA, 12-month LIBOR + 1.731%, 2.406%, 11/01/2035(b)	152,434
1,244,255	FNMA, 1-year CMT + 2.173%, 2.428%, 11/01/2033(b)	1,317,934
209,376	FNMA, 12-month LIBOR + 1.676%, 2.446%, 11/01/2036(b)	220,701
486,523	FNMA, 12-month LIBOR + 1.703%, 2.453%, 8/01/2034(b)	492,473
224,117	FNMA, 1-year CMT + 2.287%, 2.462%, 10/01/2033(b)	225,704
345,334	FNMA, 1-year CMT + 2.223%, 2.499%, 8/01/2035(b)	346,681
236,401	FNMA, 1-year CMT + 2.147%, 2.507%, 9/01/2034(b)	250,119
1,356,939	FNMA, 1-year CMT + 2.223%, 2.511%, 4/01/2034(b)	1,439,359
87,766	FNMA, 1-year CMT + 2.145%, 2.528%, 9/01/2036(b)	89,592
349,218	FNMA, 12-month LIBOR + 1.657%, 2.537%, 8/01/2038(b)	351,868
1,188,169	FNMA, 12-month LIBOR + 1.587%, 2.590%, 4/01/2037(b)	1,249,073
163,516	FNMA, 1-year CMT + 2.479%, 2.604%, 5/01/2035(b)	173,539
482,444	FNMA, 6-month LIBOR + 2.206%, 2.626%, 7/01/2037(b)	508,892
391,504	FNMA, 12-month LIBOR + 1.637%, 2.637%, 7/01/2038(b)	397,800
643,351	FNMA, 1-year CMT + 2.274%, 2.649%, 6/01/2037(b)	688,179
1,142,339	FNMA, 1-year CMT + 2.171%, 2.655%, 12/01/2040(b)	1,209,628
441,892	FNMA, 1-year CMT + 2.287%, 2.677%, 6/01/2033(b)	441,858
2,351,607	FNMA, 1-year CMT + 2.212%, 2.677%, 10/01/2034(b)	2,494,997
68,549	FNMA, 12-month LIBOR + 1.802%, 2.737%, 7/01/2041(b)	68,861
60,475	FNMA, 1-year CMT + 2.440%, 2.815%, 8/01/2033(b)	60,821
178,278	FNMA, 1-year CMT + 2.500%, 2.916%, 8/01/2036(b)	192,186
	Hybrid ARMs — continued
948,349	FNMA, 12-month LIBOR + 1.733%, 3.037%, 9/01/2037(b)	1,003,841
299,411	FNMA, 1-year CMT + 2.208%, 3.134%, 4/01/2034(b)	302,230
351,536	FNMA, 1-year CMT + 2.130%, 3.218%, 6/01/2036(b)	363,540
204,204	FNMA, 12-month LIBOR + 1.587%, 3.303%, 4/01/2037(b)	206,089
157,850	FNMA, 12-month LIBOR + 2.473%, 3.348%, 6/01/2035(b)	159,819
1,013,326	FNMA, 12-month LIBOR + 1.791%, 3.544%, 3/01/2037(b)	1,072,835
98,704	FNMA, 1-year CMT + 2.141%, 3.641%, 4/01/2033(b)	98,883
136,693	FNMA, 12-month LIBOR + 1.800%, 3.738%, 3/01/2034(b)	144,046

		34,645,745

	Mortgage Related — 2.2%
31,783	FHLMC, 3.000%, 10/01/2026	33,613
231,809	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	252,862
98,732	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	104,782
24,362	FHLMC, 5.500%, 10/01/2023	25,153
168,111	FHLMC, 6.500%, 12/01/2034	193,153
84	FHLMC, 7.500%, 6/01/2026	91
87,759	FNMA, 3.000%, 3/01/2042	93,327
881,688	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,020,076
373,278	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	411,597
145,874	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	149,975
152,739	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	172,704
43,570	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	47,602
2,078,860	GNMA, 1-month LIBOR + 1.754%, 1.884%, 2/20/2061(b)	2,177,241
1,626,865	GNMA, 1-month LIBOR + 1.890%, 2.035%, 2/20/2063(b)	1,700,773
1,766,396	GNMA, 1-month LIBOR + 2.174%, 2.316%, 3/20/2063(b)	1,840,423
713,981	GNMA, 1-month LIBOR + 2.250%, 2.396%, 6/20/2065(b)	775,696
690,372	GNMA, 1-month LIBOR + 2.254%, 2.399%, 5/20/2065(b)	746,680
928,129	GNMA, 1-month LIBOR + 2.351%, 2.497%, 2/20/2063(b)	976,018
105,818	GNMA, 3.640%, 3/20/2063(a)	106,590
32,317	GNMA, 3.677%, 2/20/2063(a)	33,015
499,099	GNMA, 3.915%, 6/20/2063(a)	510,440
54,792	GNMA, 4.002%, 12/20/2062(a)	57,315
23,690	GNMA, 4.140%, 12/20/2061(a)	25,655
83,785	GNMA, 4.283%, 4/20/2063(a)	88,567
13,637	GNMA, 4.327%, 8/20/2061(a)	15,074
3,196,939	GNMA, 4.467%, 10/20/2065(a)	3,547,457
268,270	GNMA, 4.528%, 7/20/2063(a)	291,418
6,198	GNMA, 4.558%, 8/20/2062(a)	6,717
1,603,790	GNMA, 4.598%, 2/20/2066(a)	1,753,927
8,514	GNMA, 4.610%, 2/20/2062(a)	8,800
1,790,959	GNMA, 4.613%, 3/20/2064(a)	1,928,221
269,515	GNMA, 4.627%, 1/20/2064(a)	291,156

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$25,474	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(f)	$25,717
1,728,380	GNMA, 4.670%, 11/20/2063(a)	1,869,072
1,137,554	GNMA, 4.682%, 5/20/2064(a)	1,225,204
65,850	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(f)	68,984
3,151	GNMA, 4.897%, 4/20/2061(a)	3,319
8,387	GNMA, 6.000%, 12/15/2031	9,844
33,029	GNMA, 6.500%, 5/15/2031	38,793
41,713	GNMA, 7.000%, 10/15/2028	46,457

		22,673,508

	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,633,298
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.246%, 10/15/2037, 144A(b)	3,914,517
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,274,643
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,606,413
4,143,089	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,402,143
414,944	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	415,735
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,364,757
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,079,310
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.576%, 11/15/2027, 144A(b)	2,382,859

		19,073,675

	Treasuries — 38.2%
11,510,000	U.S. Treasury Note, 0.125%, 11/30/2022	11,507,752
9,500,000	U.S. Treasury Note, 0.125%, 2/28/2023	9,494,063
27,350,000	U.S. Treasury Note, 0.125%, 3/31/2023	27,331,838
18,650,000	U.S. Treasury Note, 0.250%, 6/30/2025	18,272,629
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	13,517,788
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	12,747,845
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	13,247,337
47,425,000	U.S. Treasury Note, 0.375%, 4/30/2025	46,830,335
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	7,096,580
56,000,000	U.S. Treasury Note, 0.375%, 12/31/2025	54,689,687
24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	24,073,661
4,600,000	U.S. Treasury Note, 0.500%, 3/31/2025	4,570,711
12,970,000	U.S. Treasury Note, 0.750%, 3/31/2026	12,857,526
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	21,448,989
11,470,000	U.S. Treasury Note, 2.000%, 2/15/2025	12,080,688
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,292,084
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,543,792
9,200,000	U.S. Treasury Note, 2.375%, 1/31/2023	9,573,031
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	72,051,225
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	10,858,727

		393,086,288

	Total Bonds and Notes (Identified Cost $971,571,172)	979,377,235

Short-Term Investments — 2.9%
10,085,366	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $10,085,366 on 4/01/2021 collateralized by $9,888,300 U.S. Treasury Note, 1.500% due 11/30/2024 valued at $10,287,177 including accrued interest (Note 2 of Notes to Financial Statements)	10,085,366
14,225,000	U.S. Treasury Bills, 0.000%, 4/13/2021(g)	14,224,976
5,245,000	U.S. Treasury Bills, 0.003%, 4/01/2021(g)	5,245,000

	Total Short-Term Investments (Identified Cost $29,555,366)	29,555,342

	Total Investments — 98.0% (Identified Cost $1,001,126,538)	1,008,932,577
	Other assets less liabilities — 2.0%	21,112,455

	Net Assets — 100.0%	$1,030,045,032

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $3,592,035 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $42,125,892 or 4.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	38.2%
Agency Commercial Mortgage-Backed Securities	28.6
Collateralized Mortgage Obligations	16.3
ABS Car Loan	3.4
Hybrid ARMs	3.4
Mortgage Related	2.2
Other Investments, less than 2% each	3.0
Short-Term Investments	2.9

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
ASSETS
Investments at cost	$10,095,675,127	$25,142,512	$3,540,143,236
Net unrealized appreciation	122,802,774	114,185	992,921,533

Investments at value	10,218,477,901	25,256,697	4,533,064,769
Cash	19,853,467	446,356	6,465,456
Due from brokers (Note 2)	5,921,866	—	5,505,241
Foreign currency at value (identified cost $0, $0 and $11,511,032, respectively)	—	—	11,388,136
Receivable for Fund shares sold	54,954,829	—	6,233,344
Receivable from investment adviser (Note 6)	—	6,196	—
Receivable for securities sold	494,209,008	5,303	26,706,513
Receivable for when-issued/delayed delivery securities sold (Note 2)	407,409,394	—	—
Dividends and interest receivable	54,437,241	218,255	10,247,684
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	476,208
Tax reclaims receivable	—	—	1,129,452
Receivable for variation margin on futures contracts (Note 2)	—	2,406	—
Prepaid expenses (Note 9)	36	—	15

TOTAL ASSETS	11,255,263,742	25,935,213	4,601,216,818

LIABILITIES
Securities sold short, at value (proceeds $39,306,851) (Note 2)	39,198,402	—	—
Payable for securities purchased	583,906,372	306,312	55,637,321
Payable for when-issued/delayed delivery securities purchased (Note 2)	751,111,106	—	—
Payable for Fund shares redeemed	6,673,493	—	4,490,830
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	7,410,449
Foreign taxes payable (Note 2)	—	—	2,834,330
Payable for variation margin on futures contracts (Note 2)	—	—	104,946
Management fees payable (Note 6)	2,638,887	—	2,811,514
Deferred Trustees’ fees (Note 6)	814,196	1,343	358,003
Administrative fees payable (Note 6)	358,800	931	163,205
Payable to distributor (Note 6d)	89,832	—	74,081
Other accounts payable and accrued expenses	196,284	43,196	185,868

TOTAL LIABILITIES	1,384,987,372	351,782	74,070,547

NET ASSETS	$9,870,276,370	$25,583,431	$4,527,146,271

NET ASSETS CONSIST OF:
Paid-in capital	$9,785,396,888	$25,506,531	$3,414,290,938
Accumulated earnings	84,879,482	76,900	1,112,855,333

NET ASSETS	$9,870,276,370	$25,583,431	$4,527,146,271

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$685,719,460	$88,128	$665,635,749

Shares of beneficial interest	50,832,698	8,781	24,585,923

Net asset value and redemption price per share	$13.49	$10.04	$27.07

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.09	$10.49	$28.72

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$121,408,741	$1,013	$515,116,633

Shares of beneficial interest	8,996,397	101	19,353,877

Net asset value and offering price per share	$13.50	$10.03	$26.62

Class N shares:
Net assets	$2,704,369,763	$25,472,982	$306,202,254

Shares of beneficial interest	198,646,572	2,538,807	11,237,224

Net asset value, offering and redemption price per share	$13.61	$10.03	$27.25

Class Y shares:
Net assets	$6,358,778,406	$21,308	$3,040,191,635

Shares of beneficial interest	467,365,399	2,124	111,540,812

Net asset value, offering and redemption price per share	$13.61	$10.03	$27.26

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,891,786,256	$358,232,542	$1,001,126,538
Net unrealized appreciation	5,801,834,529	1,659,299	7,806,039

Investments at value	12,693,620,785	359,891,841	1,008,932,577
Due from brokers (Note 2)	—	165,000	—
Receivable for Fund shares sold	26,540,917	313,949	3,574,127
Receivable for securities sold	—	1,801,186	32,143,714
Dividends and interest receivable	4,173,585	1,126,982	2,046,488
Tax reclaims receivable	10,109,321	—	—
Prepaid expenses (Note 9)	41	2	4

TOTAL ASSETS	12,734,444,649	363,298,960	1,046,696,910

LIABILITIES
Payable for securities purchased	—	3,701,496	14,225,000
Payable for Fund shares redeemed	9,619,217	144,677	1,456,553
Payable for variation margin on futures contracts (Note 2)	—	21,717	—
Distributions payable	—	—	85,702
Management fees payable (Note 6)	5,327,411	60,664	272,221
Deferred Trustees’ fees (Note 6)	713,295	151,711	444,436
Administrative fees payable (Note 6)	457,026	13,072	37,432
Payable to distributor (Note 6d)	119,756	4,659	16,493
Other accounts payable and accrued expenses	328,356	48,052	114,041

TOTAL LIABILITIES	16,565,061	4,146,048	16,651,878

NET ASSETS	$12,717,879,588	$359,152,912	$1,030,045,032

NET ASSETS CONSIST OF:
Paid-in capital	$6,502,777,156	$357,239,942	$1,053,603,086
Accumulated earnings (loss)	6,215,102,432	1,912,970	(23,558,054)

NET ASSETS	$12,717,879,588	$359,152,912	$1,030,045,032

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,630,600,596	$21,051,488	$299,203,687

Shares of beneficial interest	73,748,909	1,996,514	26,155,711

Net asset value and redemption price per share	$22.11	$10.54	$11.44

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$23.46	$11.01	$11.70

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$129,093,514	$405,287	$24,388,359

Shares of beneficial interest	6,540,849	38,334	2,131,982

Net asset value and offering price per share	$19.74	$10.57	$11.44

Class N shares:
Net assets	$650,716,558	$19,076,494	$10,653,304

Shares of beneficial interest	27,324,348	1,810,721	928,738

Net asset value, offering and redemption price per share	$23.81	$10.54	$11.47

Class Y shares:
Net assets	$10,307,468,920	$318,619,643	$695,799,682

Shares of beneficial interest	432,696,221	30,228,877	60,633,131

Net asset value, offering and redemption price per share	$23.82	$10.54	$11.48

See accompanying notes to financial statements.

|  56

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$107,659,683	$369,681	$18,853,545
Dividends	—	9,922	12,749,290
Less net foreign taxes withheld	—	(3)	(477,694)

	107,659,683	379,600	31,125,141

Expenses
Management fees (Note 6)	15,054,976	53,903	16,053,061
Service and distribution fees (Note 6)	1,464,349	83	3,360,205
Administrative fees (Note 6)	2,051,911	5,527	935,175
Trustees’ fees and expenses (Note 6)	240,307	6,879	112,149
Transfer agent fees and expenses (Notes 6 and 8)	2,702,181	2,412	1,592,197
Audit and tax services fees	26,955	31,169	30,338
Custodian fees and expenses (Note 7)	151,720	3,910	184,985
Legal fees (Note 9)	123,132	423	56,013
Registration fees	241,222	15,361	145,904
Shareholder reporting expenses	85,827	1,320	97,517
Miscellaneous expenses (Note 9)	139,846	16,424	93,979

Total expenses	22,282,426	137,411	22,661,523
Less waiver and/or expense reimbursement (Note 6)	—	(70,571)	—

Net expenses	22,282,426	66,840	22,661,523

Net investment income	85,377,257	312,760	8,463,618

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SHORT SALES, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	24,145,718	43,214	169,768,355
Futures contracts	—	—	(323,838)
Short sales	36,388	—	—
Forward foreign currency contracts (Note 2e)	—	—	(7,029,426)
Foreign currency transactions (Note 2d)	207,294	—	559,205
Net change in unrealized appreciation (depreciation) on:
Investments	(237,070,240)	199,279	228,685,297
Futures contracts	—	2,720	(280,831)
Short sales	108,449	—	—
Forward foreign currency contracts (Note 2e)	—	—	(8,946,072)
Foreign currency translations (Note 2d)	(29,757)	—	(40,490)

Net realized and unrealized gain (loss) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(212,602,148)	245,213	382,392,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,224,891)	$557,973	$390,855,818

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$—	$3,054,661	$6,140,884
Dividends	55,742,094	—	—
Less net foreign taxes withheld	(4,166,478)	—	—

	51,575,616	3,054,661	6,140,884

Expenses
Management fees (Note 6)	30,574,486	434,891	1,627,335
Service and distribution fees (Note 6)	2,624,477	28,102	463,213
Administrative fees (Note 6)	2,633,301	74,904	224,703
Trustees’ fees and expenses (Note 6)	274,590	27,153	67,839
Transfer agent fees and expenses (Notes 6 and 8)	4,358,611	129,005	451,643
Audit and tax services fees	43,248	26,255	28,352
Custodian fees and expenses (Note 7)	387,820	11,469	22,781
Legal fees (Note 9)	158,569	4,355	13,883
Registration fees	126,180	56,486	84,482
Shareholder reporting expenses	87,683	5,427	28,710
Miscellaneous expenses (Note 9)	225,456	20,534	22,852

Total expenses	41,494,421	818,581	3,035,793
Less waiver and/or expense reimbursement (Note 6)	—	(98,330)	(619)

Net expenses	41,494,421	720,251	3,035,174

Net investment income	10,081,195	2,334,410	3,105,710

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	442,802,279	1,203,951	1,232,179
Futures contracts	—	(5,936)	—
Net change in unrealized appreciation (depreciation) on:
Investments	899,563,264	(6,369,769)	(8,509,554)
Futures contracts	—	(164,475)	—

Net realized and unrealized gain (loss) on investments and futures contracts	1,342,365,543	(5,336,229)	(7,277,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,352,446,738	$(3,001,819)	$(4,171,665)

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets

	Core Plus Bond Fund		Credit Income Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Period Ended September 30, 2020(a)
FROM OPERATIONS:
Net investment income	$85,377,257	$170,336,486	$312,760	$374
Net realized gain on investments, short sales and foreign currency transactions	24,389,400	299,827,757	43,214	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts, short sales and foreign currency translations	(236,991,548)	200,630,915	201,999	(85,094)

Net increase (decrease) in net assets resulting from operations	(127,224,891)	670,795,158	557,973	(84,720)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(19,149,865)	(11,953,860)	(1,003)	—
Class C	(3,400,467)	(2,056,615)	(11)	—
Class N	(81,629,843)	(67,400,814)	(395,016)	—
Class Y	(187,518,127)	(111,898,170)	(325)	—

Total distributions	(291,698,302)	(193,309,459)	(396,355)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	1,010,455,860	1,308,282,070	503,533	25,003,000

Net increase in net assets	591,532,667	1,785,767,769	665,151	24,918,280
NET ASSETS
Beginning of the period	9,278,743,703	7,492,975,934	24,918,280	—

End of the period	$9,870,276,370	$9,278,743,703	$25,583,431	$24,918,280

(a)	From commencement of operations on September 29, 2020 through September 30, 2020.

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Global Allocation Fund		Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$8,463,618	$17,209,846	$10,081,195	$23,245,547
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	162,974,296	216,871,990	442,802,279	534,694,084
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	219,417,904	212,609,579	899,563,264	2,336,956,869

Net increase in net assets resulting from operations	390,855,818	446,691,415	1,352,446,738	2,894,896,500

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(37,700,764)	(13,439,861)	(71,172,533)	(35,045,986)
Class C	(27,793,335)	(11,301,039)	(6,613,461)	(3,210,189)
Class N	(17,490,999)	(6,572,302)	(27,159,617)	(16,996,001)
Class Y	(172,869,178)	(60,646,702)	(427,889,322)	(197,277,542)

Total distributions	(255,854,276)	(91,959,904)	(532,834,933)	(252,529,718)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	350,587,075	612,522,950	398,242,982	26,641,271

Net increase in net assets	485,588,617	967,254,461	1,217,854,787	2,669,008,053
NET ASSETS
Beginning of the period	4,041,557,654	3,074,303,193	11,500,024,801	8,831,016,748

End of the period	$4,527,146,271	$4,041,557,654	$12,717,879,588	$11,500,024,801

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$2,334,410	$5,315,122	$3,105,710	$9,045,389
Net realized gain on investments and futures contracts	1,198,015	8,937,549	1,232,179	9,395,293
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(6,534,244)	4,520,840	(8,509,554)	8,389,983

Net increase (decrease) in net assets resulting from operations	(3,001,819)	18,773,511	(4,171,665)	26,830,665

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(632,595)	(502,738)	(1,073,003)	(4,298,464)
Class C	(17,668)	(8,696)	(6,574)	(141,631)
Class N	(666,465)	(94,763)	(52,892)	(149,308)
Class Y	(10,232,995)	(6,108,309)	(3,449,288)	(8,468,385)

Total distributions	(11,549,723)	(6,714,506)	(4,581,757)	(13,057,788)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	56,190,092	64,275,136	20,302,690	211,874,926

Net increase in net assets	41,638,550	76,334,141	11,549,268	225,647,803
NET ASSETS
Beginning of the period	317,514,362	241,180,221	1,018,495,764	792,847,961

End of the period	$359,152,912	$317,514,362	$1,030,045,032	$1,018,495,764

See accompanying notes to financial statements.

61  |

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.08		$13.25		$12.53		$12.96	$13.06	$12.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.26		0.34		0.35	0.28	0.37
Net realized and unrealized gain (loss)	(0.28)		0.86		0.70		(0.38)	(0.04)	0.71

Total from Investment Operations	(0.17)		1.12		1.04		(0.03)	0.24	1.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.29)		(0.32)		(0.40)	(0.34)	(0.36)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.42)		(0.29)		(0.32)		(0.40)	(0.34)	(0.36)

Net asset value, end of the period	$13.49		$14.08		$13.25		$12.53	$12.96	$13.06

Total return(b)	(1.27	)%(c)	8.60%		8.39%		(0.27)%	1.86%	8.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$685,719		$617,609		$558,291		$600,762	$676,892	$776,566
Net expenses	0.71	%(d)	0.72	%(e)	0.73%		0.73%	0.73%	0.73%
Gross expenses	0.71	%(d)	0.72%		0.73%		0.73%	0.73%	0.73%
Net investment income	1.55	%(d)	1.88%		2.63%		2.71%	2.19%	2.91%
Portfolio turnover rate	144%		359	%(f)	297	%(g)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.09		$13.25		$12.53		$12.96	$13.06	$12.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.15		0.24		0.25	0.19	0.27
Net realized and unrealized gain (loss)	(0.28)		0.88		0.70		(0.38)	(0.05)	0.73

Total from Investment Operations	(0.22)		1.03		0.94		(0.13)	0.14	1.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.19)		(0.22)		(0.30)	(0.24)	(0.27)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.37)		(0.19)		(0.22)		(0.30)	(0.24)	(0.27)

Net asset value, end of the period	$13.50		$14.09		$13.25		$12.53	$12.96	$13.06

Total return(b)	(1.71	)%(c)	7.83%		7.57%		(1.03)%	1.08%	8.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$121,409		$132,590		$160,201		$185,758	$248,687	$321,626
Net expenses	1.46	%(d)	1.47	%(e)	1.48%		1.48%	1.48%	1.48%
Gross expenses	1.46	%(d)	1.47%		1.48%		1.48%	1.48%	1.48%
Net investment income	0.79	%(d)	1.13%		1.88%		1.96%	1.44%	2.16%
Portfolio turnover rate	144%		359	%(f)	297	%(g)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.21		$13.37		$12.63		$13.06	$13.17	$12.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.30		0.38		0.39	0.33	0.41
Net realized and unrealized gain (loss)	(0.29)		0.88		0.72		(0.38)	(0.06)	0.73

Total from Investment Operations	(0.16)		1.18		1.10		0.01	0.27	1.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.34)		(0.36)		(0.44)	(0.38)	(0.41)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.44)		(0.34)		(0.36)		(0.44)	(0.38)	(0.41)

Net asset value, end of the period	$13.61		$14.21		$13.37		$12.63	$13.06	$13.17

Total return	(1.17	)%(b)	8.95%		8.85%		0.07%	2.12%	9.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,704,370		$2,682,487		$2,610,699		$1,899,190	$1,784,150	$2,134,113
Net expenses	0.38	%(c)	0.38	%(d)	0.39%		0.39%	0.39%	0.39%
Gross expenses	0.38	%(c)	0.38%		0.39%		0.39%	0.39%	0.39%
Net investment income	1.88	%(c)	2.21%		2.96%		3.06%	2.53%	3.25%
Portfolio turnover rate	144%		359	%(e)	297	%(f)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(e)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.20		$13.36		$12.63		$13.06	$13.16	$12.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.29		0.37		0.38	0.31	0.40
Net realized and unrealized gain (loss)	(0.28)		0.88		0.71		(0.38)	(0.04)	0.73

Total from Investment Operations	(0.15)		1.17		1.08		0.00 (b)	0.27	1.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.33)		(0.35)		(0.43)	(0.37)	(0.40)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.44)		(0.33)		(0.35)		(0.43)	(0.37)	(0.40)

Net asset value, end of the period	$13.61		$14.20		$13.36		$12.63	$13.06	$13.16

Total return	(1.21	)%(c)	8.87%		8.67%		(0.02)%	2.10%	9.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,358,778		$5,846,057		$4,163,785		$3,733,751	$3,846,208	$2,953,919
Net expenses	0.46	%(d)	0.47	%(e)	0.48%		0.48%	0.48%	0.48%
Gross expenses	0.46	%(d)	0.47%		0.48%		0.48%	0.48%	0.48%
Net investment income	1.80	%(d)	2.11%		2.87%		2.97%	2.43%	3.15%
Portfolio turnover rate	144%		359	%(f)	297	%(g)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		(0.00	)(b)
Net realized and unrealized gain (loss)	0.10		(0.03)

Total from Investment Operations	0.21		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.04		$9.97

Total return(c)(d)(e)	2.13%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$88		$1
Net expenses(f)(g)	0.82%		0.82%
Gross expenses(g)	6.13%		125.79%
Net investment income (loss)(g)	2.18%		(0.82)%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		(0.00	)(b)
Net realized and unrealized gain (loss)	0.09		(0.03)

Total from Investment Operations	0.16		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.03		$9.97

Total return(c)(d)(e)	1.64%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(f)(g)	1.57%		1.57%
Gross expenses(g)	6.95%		126.54%
Net investment income (loss)(g)	1.32%		(1.57)%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.00 (b)
Net realized and unrealized gain (loss)	0.10		(0.03)

Total from Investment Operations	0.22		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.03		$9.97

Total return(c)(d)	2.16%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,473		$24,915
Net expenses(e)(f)	0.52%		0.52%
Gross expenses(f)	1.05%		27.91%
Net investment income(f)	2.44%		0.55%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		(0.00	)(b)
Net realized and unrealized gain (loss)	0.09		(0.03)

Total from Investment Operations	0.21		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.03		$9.97

Total return(c)(d)	2.14%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21		$1
Net expenses(e)(f)	0.57%		0.57%
Gross expenses(f)	5.88%		125.54%
Net investment income (loss)(f)	2.40%		(0.57)%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$26.23		$23.76	$23.10	$21.60	$19.17	$18.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.10	0.19	0.23	0.31	0.24
Net realized and unrealized gain (loss)	2.41		3.05	1.38	1.75	2.36	1.47

Total from Investment Operations	2.45		3.15	1.57	1.98	2.67	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.12)	(0.16)	(0.19)	(0.24)	(0.15)
Net realized capital gains	(1.48)		(0.56)	(0.75)	(0.29)	—	(0.84)

Total Distributions	(1.61)		(0.68)	(0.91)	(0.48)	(0.24)	(0.99)

Net asset value, end of the period	$27.07		$26.23	$23.76	$23.10	$21.60	$19.17

Total return(b)	9.49	%(c)	13.41%	7.66%	9.26%	14.10%	9.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$665,636		$632,479	$453,009	$401,036	$305,275	$280,263
Net expenses	1.14	%(d)	1.15%	1.16%	1.16%	1.18%	1.17%
Gross expenses	1.14	%(d)	1.15%	1.16%	1.16%	1.18%	1.17%
Net investment income	0.29	%(d)	0.42%	0.83%	1.03%	1.57%	1.32%
Portfolio turnover rate	24%		37%	27%	22%	35%	43%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$25.78		$23.43	$22.78		$21.29	$18.89	$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)		(0.08)	0.02		0.06	0.16	0.10
Net realized and unrealized gain (loss)	2.38		2.99	1.38		1.73	2.33	1.46

Total from Investment Operations	2.32		2.91	1.40		1.79	2.49	1.56

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	(0.01)	(0.09)	(0.02)
Net realized capital gains	(1.48)		(0.56)	(0.75)		(0.29)	—	(0.84)

Total Distributions	(1.48)		(0.56)	(0.75)		(0.30)	(0.09)	(0.86)

Net asset value, end of the period	$26.62		$25.78	$23.43		$22.78	$21.29	$18.89

Total return(c)	9.13	%(d)	12.55%	6.85%		8.46%	13.22%	8.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$515,117		$483,814	$480,479		$412,610	$354,017	$423,350
Net expenses	1.89	%(e)	1.90%	1.91%		1.91%	1.93%	1.92%
Gross expenses	1.89	%(e)	1.90%	1.91%		1.91%	1.93%	1.92%
Net investment income (loss)	(0.46	)%(e)	(0.33)%	0.08%		0.29%	0.84%	0.57%
Portfolio turnover rate	24%		37%	27%		22%	35%	43%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$26.42		$23.92	$23.25	$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.27	0.31	0.20
Net realized and unrealized gain (loss)	2.44		3.07	1.38	1.75	2.33

Total from Investment Operations	2.52		3.25	1.65	2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.19)	(0.23)	(0.25)	—
Net realized capital gains	(1.48)		(0.56)	(0.75)	(0.29)	—

Total Distributions	(1.69)		(0.75)	(0.98)	(0.54)	—

Net asset value, end of the period	$27.25		$26.42	$23.92	$23.25	$21.73

Total return	9.70	%(b)	13.78%	8.04%	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$306,202		$264,338	$202,692	$80,346	$59,512
Net expenses	0.82	%(c)	0.82%	0.82%	0.83%	0.87	%(c)
Gross expenses	0.82	%(c)	0.82%	0.82%	0.83%	0.87	%(c)
Net investment income	0.61	%(c)	0.76%	1.20%	1.36%	1.48	%(c)
Portfolio turnover rate	24%		37%	27%	22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$26.42		$23.92	$23.25	$21.74	$19.29	$18.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.16	0.24	0.29	0.36	0.29
Net realized and unrealized gain (loss)	2.44		3.07	1.40	1.75	2.37	1.49

Total from Investment Operations	2.51		3.23	1.64	2.04	2.73	1.78

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.17)	(0.22)	(0.24)	(0.28)	(0.20)
Net realized capital gains	(1.48)		(0.56)	(0.75)	(0.29)	—	(0.84)

Total Distributions	(1.67)		(0.73)	(0.97)	(0.53)	(0.28)	(1.04)

Net asset value, end of the period	$27.26		$26.42	$23.92	$23.25	$21.74	$19.29

Total return	9.66	%(b)	13.70%	7.95%	9.49%	14.42%	9.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,040,192		$2,660,927	$1,938,124	$1,549,689	$1,067,062	$835,391
Net expenses	0.89	%(c)	0.90%	0.91%	0.91%	0.93%	0.92%
Gross expenses	0.89	%(c)	0.90%	0.91%	0.91%	0.93%	0.92%
Net investment income	0.54	%(c)	0.67%	1.08%	1.29%	1.79%	1.58%
Portfolio turnover rate	24%		37%	27%	22%	35%	43%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$20.72		$16.02	$16.05	$14.04	$11.96	$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.01	0.05	0.06	0.06	0.06
Net realized and unrealized gain (loss)	2.38		5.14	0.71	2.29	2.18	2.05

Total from Investment Operations	2.38		5.15	0.76	2.35	2.24	2.11

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)	(0.11)	—

Total Distributions	(0.99)		(0.45)	(0.79)	(0.34)	(0.16)	(0.05)

Net asset value, end of the period	$22.11		$20.72	$16.02	$16.05	$14.04	$11.96

Total return(c)	11.65	%(d)	32.80%	5.81%	16.98%	18.99%	21.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,630,601		$1,477,915	$1,250,030	$1,083,362	$983,047	$729,989
Net expenses	0.89	%(e)	0.90%	0.91%	0.90%	0.91%	0.92%
Gross expenses	0.89	%(e)	0.90%	0.91%	0.90%	0.91%	0.92%
Net investment income (loss)	(0.05	)%(e)	0.04%	0.35%	0.39%	0.45%	0.58%
Portfolio turnover rate	5%		19%	7%	11%	8%	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$18.66		$14.53	$14.68	$12.92	$11.06	$9.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.11)	(0.06)	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	2.15		4.64	0.65	2.10	2.00	1.90

Total from Investment Operations	2.07		4.53	0.59	2.05	1.97	1.88

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)	(0.11)	—

Net asset value, end of the period	$19.74		$18.66	$14.53	$14.68	$12.92	$11.06

Total return(b)	11.26	%(c)	31.76%	5.05%	16.09%	18.03%	20.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$129,094		$128,764	$120,493	$130,133	$133,329	$109,798
Net expenses	1.64	%(d)	1.65%	1.66%	1.65%	1.66%	1.66%
Gross expenses	1.64	%(d)	1.65%	1.66%	1.65%	1.66%	1.66%
Net investment loss	(0.81	)%(d)	(0.71)%	(0.39)%	(0.36)%	(0.29)%	(0.16)%
Portfolio turnover rate	5%		19%	7%	11%	8%	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$22.26		$17.17	$17.15	$14.97		$12.73		$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.07	0.11	0.12		0.11		0.10
Net realized and unrealized gain (loss)	2.56		5.53	0.76	2.44		2.32		2.18

Total from Investment Operations	2.59		5.60	0.87	2.56		2.43		2.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)	(0.11)	(0.09)		(0.08)		(0.07)
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)		(0.11)		—

Total Distributions	(1.04)		(0.51)	(0.85)	(0.38)		(0.19)		(0.07)

Net asset value, end of the period	$23.81		$22.26	$17.17	$17.15		$14.97		$12.73

Total return	11.79	%(b)	33.26%	6.14%	17.40	%(c)	19.39	%(c)	21.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$650,717		$579,571	$442,787	$1,001,688		$341,160		$60,765
Net expenses	0.57	%(d)	0.57%	0.56%	0.57	%(e)	0.57	%(e)	0.58%
Gross expenses	0.57	%(d)	0.57%	0.56%	0.58%		0.58%		0.58%
Net investment income	0.28	%(d)	0.38%	0.69%	0.73%		0.80%		0.82%
Portfolio turnover rate	5%		19%	7%	11%		8%		11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$22.26		$17.17	$17.14	$14.97	$12.73	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.05	0.10	0.10	0.09	0.10
Net realized and unrealized gain (loss)	2.56		5.53	0.77	2.44	2.33	2.16

Total from Investment Operations	2.58		5.58	0.87	2.54	2.42	2.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.09)	(0.10)	(0.08)	(0.07)	(0.06)
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)	(0.11)	—

Total Distributions	(1.02)		(0.49)	(0.84)	(0.37)	(0.18)	(0.06)

Net asset value, end of the period	$23.82		$22.26	$17.17	$17.14	$14.97	$12.73

Total return	11.76	%(b)	33.15%	6.09%	17.25%	19.31%	21.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,307,469		$9,313,775	$7,017,707	$6,620,996	$5,749,576	$3,493,961
Net expenses	0.64	%(c)	0.65%	0.66%	0.65%	0.66%	0.66%
Gross expenses	0.64	%(c)	0.65%	0.66%	0.65%	0.66%	0.66%
Net investment income	0.20	%(c)	0.27%	0.60%	0.64%	0.69%	0.82%
Portfolio turnover rate	5%		19%	7%	11%	8%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$10.99		$10.51	$9.97	$10.29	$10.52	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.19	0.25	0.22	0.17	0.20
Net realized and unrealized gain (loss)	(0.16)		0.54	0.55	(0.31)	(0.12)	0.17

Total from Investment Operations	(0.10)		0.73	0.80	(0.09)	0.05	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.20)	(0.26)	(0.23)	(0.20)	(0.21)
Net realized capital gains	(0.29)		(0.05)	—	—	(0.08)	(0.03)

Total Distributions	(0.35)		(0.25)	(0.26)	(0.23)	(0.28)	(0.24)

Net asset value, end of the period	$10.54		$10.99	$10.51	$9.97	$10.29	$10.52

Total return(b)(c)	(0.95	)%(d)	7.06%	8.11%	(0.85)%	0.44%	3.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,051		$19,962	$21,415	$19,149	$21,828	$19,327
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.71	%(f)	0.72%	0.72%	0.70%	0.72%	0.72%
Net investment income	1.11	%(f)	1.78%	2.42%	2.17%	1.69%	1.89%
Portfolio turnover rate	45%		123%	135%	152%	216%	151%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$11.02		$10.54	$10.00	$10.30	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.11	0.17	0.13	0.10	0.01
Net realized and unrealized gain (loss)	(0.16)		0.54	0.55	(0.31)	(0.13)	0.00	(b)

Total from Investment Operations	(0.14)		0.65	0.72	(0.18)	(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.12)	(0.18)	(0.12)	(0.12)	(0.01)
Net realized capital gains	(0.29)		(0.05)	—	—	(0.08)	—

Total Distributions	(0.31)		(0.17)	(0.18)	(0.12)	(0.20)	(0.01)

Net asset value, end of the period	$10.57		$11.02	$10.54	$10.00	$10.30	$10.53

Total return(c)(d)	(1.34	)%(e)	6.27%	7.28%	(1.71)%	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$405		$668	$467	$2	$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%	1.40	%(g)
Gross expenses	1.46	%(g)	1.46%	1.48%	1.45%	1.48%	1.56	%(g)
Net investment income	0.37	%(g)	1.00%	1.64%	1.31%	0.95%	0.86	%(g)
Portfolio turnover rate	45%		123%	135%	152%	216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$10.98		$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.22	0.17
Net realized and unrealized gain (loss)	(0.14)		0.54	0.45

Total from Investment Operations	(0.07)		0.76	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.23)	(0.19)
Net realized capital gains	(0.29)		(0.05)	—

Total Distributions	(0.37)		(0.28)	(0.19)

Net asset value, end of the period	$10.54		$10.98	$10.50

Total return(b)	(0.71	)%(c)	7.39%	6.19	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,076		$3,307	$3,546
Net expenses(d)	0.35	%(e)	0.35%	0.35	%(e)
Gross expenses	0.38	%(e)	0.43%	0.42	%(e)
Net investment income	1.38	%(e)	2.09%	2.54	%(e)
Portfolio turnover rate	45%		123%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$10.99		$10.51	$9.97	$10.29	$10.52	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.21	0.27	0.25	0.20	0.22
Net realized and unrealized gain (loss)	(0.15)		0.54	0.55	(0.31)	(0.13)	0.18

Total from Investment Operations	(0.08)		0.75	0.82	(0.06)	0.07	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.22)	(0.28)	(0.26)	(0.22)	(0.24)
Net realized capital gains	(0.29)		(0.05)	—	—	(0.08)	(0.03)

Total Distributions	(0.37)		(0.27)	(0.28)	(0.26)	(0.30)	(0.27)

Net asset value, end of the period	$10.54		$10.99	$10.51	$9.97	$10.29	$10.52

Total return(b)	(0.83	)%(c)	7.33%	8.38%	(0.60)%	0.69%	3.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$318,620		$293,577	$215,752	$148,119	$154,668	$139,398
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.46	%(e)	0.47%	0.48%	0.45%	0.47%	0.47%
Net investment income	1.36	%(e)	2.01%	2.67%	2.43%	1.93%	2.11%
Portfolio turnover rate	45%		123%	135%	152%	216%	151%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.54		$11.34		$11.09		$11.32	$11.51	$11.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.11		0.15		0.11	0.08	0.11
Net realized and unrealized gain (loss)	(0.09)		0.25		0.34		(0.13)	(0.09)	0.00 (b)

Total from Investment Operations	(0.06)		0.36		0.49		(0.02)	(0.01)	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.16)		(0.24)		(0.21)	(0.18)	(0.17)

Net asset value, end of the period	$11.44		$11.54		$11.34		$11.09	$11.32	$11.51

Total return(c)	(0.51	)%(d)	3.19%		4.42%		(0.17)%	(0.04)%	0.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$299,204		$296,217		$308,186		$328,475	$336,227	$442,671
Net expenses	0.73	%(e)(f)	0.78	%(g)	0.80%		0.80%	0.80%	0.77%
Gross expenses	0.73	%(e)(f)	0.78%		0.80%		0.80%	0.80%	0.77%
Net investment income	0.45	%(e)	0.93%		1.31%		1.02%	0.67%	0.96%
Portfolio turnover rate	138%		319	%(h)	527	%(h)	157%	126%	109%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(g)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.54		$11.35		$11.10		$11.33	$11.52	$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.02		0.06		0.03	(0.01)	0.02
Net realized and unrealized gain (loss)	(0.08)		0.24		0.34		(0.13)	(0.08)	0.00 (b)

Total from Investment Operations	(0.10)		0.26		0.40		(0.10)	(0.09)	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.07)		(0.15)		(0.13)	(0.10)	(0.08)

Net asset value, end of the period	$11.44		$11.54		$11.35		$11.10	$11.33	$11.52

Total return(c)	(0.83	)%(d)	2.34%		3.64%		(0.91)%	(0.79)%	0.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,388		$19,628		$22,142		$23,341	$43,319	$73,027
Net expenses	1.49	%(e)	1.53	%(f)	1.55%		1.55%	1.55%	1.52%
Gross expenses	1.49	%(e)	1.53%		1.55%		1.55%	1.55%	1.52%
Net investment income (loss)	(0.32	)%(e)	0.18%		0.57%		0.24%	(0.09)%	0.21%
Portfolio turnover rate	138%		319	%(g)	527	%(g)	157%	126%	109%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(g)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.57		$11.37		$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.14		0.19		0.15	0.05
Net realized and unrealized gain (loss)	(0.08)		0.26		0.33		(0.14)	0.08	(b)

Total from Investment Operations	(0.04)		0.40		0.52		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.20)		(0.27)		(0.25)	(0.16)

Net asset value, end of the period	$11.47		$11.57		$11.37		$11.12	$11.36

Total return(c)	(0.34	)%(d)	3.53%		4.77%		0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,653		$11,035		$5,272		$3,176	$1,900
Net expenses(e)	0.41	%(f)	0.45	%(g)	0.46%		0.46%	0.47	%(f)
Gross expenses	0.42	%(f)	0.46%		0.48%		0.48%	0.50	%(f)
Net investment income	0.77	%(f)	1.20%		1.65%		1.37%	0.64	%(f)
Portfolio turnover rate	138%		319	%(h)	527	%(h)	157%	126	%(i)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
(i)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.57		$11.38		$11.13		$11.36	$11.55	$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.13		0.17		0.14	0.11	0.14
Net realized and unrealized gain (loss)	(0.07)		0.25		0.34		(0.13)	(0.09)	0.00 (b)

Total from Investment Operations	(0.03)		0.38		0.51		0.01	0.02	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.19)		(0.26)		(0.24)	(0.21)	(0.20)

Net asset value, end of the period	$11.48		$11.57		$11.38		$11.13	$11.36	$11.55

Total return	(0.29	)%(c)	3.35%		4.67%		0.09%	0.22%	1.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$695,800		$691,616		$457,248		$366,847	$360,322	$411,898
Net expenses	0.49	%(d)	0.53	%(e)	0.55%		0.55%	0.55%	0.52%
Gross expenses	0.49	%(d)	0.53%		0.55%		0.55%	0.55%	0.52%
Net investment income	0.68	%(d)	1.11%		1.55%		1.26%	0.92%	1.20%
Portfolio turnover rate	138%		319	%(f)	527	%(f)	157%	126%	109%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(f)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

85  |

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.  Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Credit Income Fund (the “Credit Income Fund”)

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund, except Growth Fund, offers Class A, Class C, Class N and Class Y shares. Growth Fund was closed to new investors effective April 28, 2017. Growth Fund offers Class A, Class C, Class N, and Class Y shares to defined contribution and defined benefit plans, clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available and existing shareholders.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund, Credit Income Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Short sales of debt securities are valued based on an evaluated ask price furnished to the Funds by an

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

independent pricing service. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2021, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$—	—	$1,918,839	Less than 0.1%
Global Allocation Fund	600,270,443	13.3%	8,882,592	0.2%	—	—
Intermediate Duration Bond Fund	—	—	—	—	32,105	Less than 0.1%
Limited Term Government and Agency Fund	—	—	—	—	3,592,035	0.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will

87  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.

For the six months ended March 31, 2021, Core Plus Bond Fund held short sale securities.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2021, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Core Plus Bond Fund	$6,357,126

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures

|  88

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, convertible bonds, defaulted and/or non-income producing securities, capital gains taxes, deferred Trustees’ fees, distribution re-designations, contingent payment debt instruments, forward foreign currency contract mark-to-market, futures contract mark-to-market, trust preferred securities, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, defaulted and/or non-income producing securities, forward foreign currency contract mark-to-market, wash sales, premium amortization, contingent payment debt instruments, trust preferred

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securities, capital gains taxes, foreign currency gains and losses, futures contract mark-to-market, paydown gains and losses, dividends payable and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$193,309,459	$—	$193,309,459
Credit Income Fund	—	—	—
Global Allocation Fund	18,191,927	73,767,977	91,959,904
Growth Fund	44,589,045	207,940,673	252,529,718
Intermediate Duration Bond Fund	6,686,899	27,607	6,714,506
Limited Term Government and Agency Fund	13,057,788	—	13,057,788

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2020, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$—	$—	$—	$—	$(30,539,386)

As of March 31, 2021, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized appreciation (depreciation) Investments	$106,115,457	$39,994	$979,488,605	$5,801,834,529	$1,477,227	$7,374,580
Foreign currency translations	(6,004,781)	—	841,417	—	—	—

Total unrealized appreciation	$100,110,676	$39,994	$980,330,022	$5,801,834,529	$1,477,227	$7,374,580

As of March 31, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$10,118,449,966	$25,219,423	$3,542,592,021	$6,891,786,256	$358,263,298	$1,001,557,997

Gross tax appreciation	$239,293,624	$493,958	$1,024,958,945	$5,922,500,568	$5,588,920	$14,185,708
Gross tax depreciation	(139,157,240)	(453,964)	(41,673,541)	(120,666,039)	(4,111,693)	(6,811,128)

Net tax appreciation	$100,136,384	$39,994	$983,285,404	$5,801,834,529	$1,477,227	$7,374,580

|  90

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

j.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

m.  Securities Lending.  Each Fund, except Credit Income Fund, have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2021, none of the Funds had loaned securities under this agreement.

n.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than

91  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

|  92

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$18,590,172	$1,006,584	(b)	$19,596,756
All Other Non-Convertible Bonds(a)	—	8,312,228,679	—		8,312,228,679

Total Non-Convertible Bonds	—	8,330,818,851	1,006,584		8,331,825,435

Municipals(a)	—	14,335,444	—		14,335,444

Total Bonds and Notes	—	8,345,154,295	1,006,584		8,346,160,879

Senior Loans(a)	—	369,377,496	—		369,377,496
Common Stocks(a)	—	—	912,255	(b)	912,255
Short-Term Investments	—	1,502,027,271	—		1,502,027,271

Total	$—	$10,216,559,062	$1,918,839		$10,218,477,901

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes Sold Short(a)	$—	$(39,198,402)	$—		$(39,198,402)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Credit Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes(a)	$—	$24,008,060	$—		$24,008,060
Collateralized Loan Obligations	—	499,853	250,025	(b)	749,878
Preferred Stocks
Food & Beverage	—	224,603	—		224,603
All Other Preferred Stocks(a)	274,156	—	—		274,156

Total Preferred Stocks	274,156	224,603	—		498,759

Total Investments	274,156	24,732,516	250,025		25,256,697

Futures Contracts (unrealized appreciation)	2,720	—	—		2,720

Total	$276,876	$24,732,516	$250,025		$25,259,417

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$43,944,905	$—	$43,944,905
Hong Kong	—	42,464,024	—	42,464,024
India	—	52,620,289	—	52,620,289
Japan	—	63,181,477	—	63,181,477
Netherlands	—	152,203,208	—	152,203,208
Sweden	—	60,602,649	—	60,602,649
Taiwan	—	122,943,571	—	122,943,571
United Kingdom	164,126,112	62,310,320	—	226,436,432
All Other Common Stocks(a)	2,439,257,307	—	—	2,439,257,307

Total Common Stocks	2,603,383,419	600,270,443	—	3,203,653,862

Bonds and Notes
Non-Convertible Bonds
United States	39,205	517,979,605	—	518,018,810
All Other Non-Convertible Bonds(a)	—	722,656,865	—	722,656,865

Total Non-Convertible Bonds	39,205	1,240,636,470	—	1,240,675,675

Convertible Bonds(a)	—	49,298,357	—	49,298,357
Municipals(a)	—	136,431	—	136,431

Total Bonds and Notes	39,205	1,290,071,258		1,290,110,463

Preferred Stocks(a)	1,952,664	—	—	1,952,664
Short-Term Investments	—	37,347,780	—	37,347,780

Total Investments	2,605,375,288	1,927,689,481	—	4,533,064,769

Forward Foreign Currency Contracts (unrealized appreciation)	—	476,208	—	476,208

Total	$2,605,375,288	$1,928,165,689	$—	$4,533,540,977

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(7,410,449)	$—	$(7,410,449)
Futures Contracts (unrealized depreciation)	(253,103)	—	—	(253,103)

Total	$(253,103)	$(7,410,449)	$—	$(7,663,552)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,547,797,277	$—	$—	$12,547,797,277
Short-Term Investments	—	145,823,508	—	145,823,508

Total	$12,547,797,277	$145,823,508	$—	$12,693,620,785

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  94

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$5,655,473	$32,105	(b)	$5,687,578
All Other Bonds and Notes(a)	—	347,002,181	—		347,002,181

Total Bonds and Notes	—	352,657,654	32,105		352,689,759

Short-Term Investments	—	7,202,082	—		7,202,082

Total Investments	—	359,859,736	32,105		359,891,841

Futures Contracts (unrealized appreciation)	100,515	—	—		100,515

Total	$100,515	$359,859,736	$32,105		$359,992,356

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(251,831)	$—	$—		$(251,831)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$164,363,934	$3,592,035	(b)	$167,955,969
All Other Bonds and Notes(a)	—	811,421,266	—		811,421,266

Total Bonds and Notes	—	975,785,200	3,592,035		979,377,235

Short-Term Investments	—	29,555,342	—		29,555,342

Total	$—	$1,005,340,542	$3,592,035		$1,008,932,577

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or March 31, 2021:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$27,065		$—	$—	$—	$—
Collateralized Mortgage Obligations	2,280,311		—	(9,846)	13,412	10
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	(429,948)	758,173	—

Total	$2,307,376		$—	$(439,794)	$771,585	$10

95  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Core Plus Bond Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$(27,065)	$—	$—
Collateralized Mortgage Obligations	(1,277,303)	—	—	1,006,584	(746)
Common Stocks
Oil, Gas & Consumable Fuels	—	584,030	—	912,255	328,225

Total	$(1,277,303)	$584,030	$(27,065)	$1,918,839	$327,479

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A debt security valued at $27,065 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $584,030 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Credit Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Collateralized Loan Obligations	$—	$—	$—	$25	$250,000

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Collateralized Loan Obligations	$ —	$—	$—	$250,025	$25

|  96

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Global Allocation Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Preferred Stocks
United States	$ —(a)	$—	$(457,096)	$457,096	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Preferred Stocks
United States	$—	$—	$—	$—	$—

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 Inputs.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$3,643	$—	$—	$—	$—
Collateralized Mortgage Obligations	4,042	—	19	(212)	—

Total	$7,685	$—	$19	$ (212)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
ABS Home Equity	$—	$—	$(3,643)	$—	$—
Collateralized Mortgage Obligations	(63,012)	91,268	—	32,105	(231)

Total	$(63,012)	$91,268	$(3,643)	$32,105	$(231)

A debt security valued at $3,643 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

97  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

A debt security valued at $91,268 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$2,501,798	$—	$(26,785)	$ (51,083)	$353

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$(1,427,305)	$2,595,057	$—	$3,592,035	$(59,311)

Debt securities valued at $2,595,057 were transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.

Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2021, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.

Global Allocation Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2021, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

|  98

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The following is a summary of derivative instruments for Credit Income Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,720

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Credit Income Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$2,720

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$476,208

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(7,410,449)	$—

Exchange-traded liability derivatives
Interest rate contracts	—	(253,103)

Total liability derivatives	$(7,410,449)	$(253,103)

1

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

99  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(323,838)
Foreign exchange contracts	(7,029,426)	—

Total	$(7,029,426)	$(323,838)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(280,831)
Foreign exchange contracts	(8,946,072)	—

Total	$(8,946,072)	$(280,831)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$100,515

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(251,831)

1

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(5,936)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(164,475)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

|  100

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2021:

Credit Income Fund	Futures
Average Notional Amount Outstanding	0.56%
Highest Notional Amount Outstanding	3.93%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2021	3.93%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	11.45%	0.21%
Highest Notional Amount Outstanding	12.10%	0.59%
Lowest Notional Amount Outstanding	11.15%	0.13%
Notional Amount Outstanding as of March 31, 2021	11.15%	0.59%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	7.18%
Highest Notional Amount Outstanding	7.78%
Lowest Notional Amount Outstanding	6.78%
Notional Amount Outstanding as of March 31, 2021	6.78%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2021, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$22,356	$(22,356)	$—	$—	$—
Credit Suisse International	272,633	(272,633)	—	—	—
Morgan Stanley Capital Services, Inc.	147,413	(147,413)	—	—	—
UBS AG	33,806	(29,586)	4,220	—	4,220

	$476,208	$(471,988)	$4,220	$—	$4,220

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Global Allocation Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(252,537)	$22,356	$(230,181)	$230,181	$—
Citibank N.A.	(409,169)	—	(409,169)	270,000	(139,169)
Credit Suisse International	(2,088,332)	272,633	(1,815,699)	450,000	(1,365,699)
HSBC Bank USA	(48,045)	—	(48,045)	—	(48,045)
Morgan Stanley Capital Services, Inc.	(4,582,780)	147,413	(4,435,367)	4,400,241	(35,126)
UBS AG	(29,586)	29,586	—	—	—

	$(7,410,449)	$471,988	$(6,938,461)	$5,350,422	$(1,588,039)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Credit Income Fund	$22,397	$22,397
Global Allocation Fund	6,082,633	260,223
Intermediate Duration Bond Fund	165,000	165,000

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$11,102,232,552	$11,546,871,413	$1,799,983,604	$924,798,858
Credit Income Fund	2,968,638	1,244,190	5,409,346	5,741,549
Global Allocation Fund	138,769,070	204,930,930	999,277,544	791,363,279
Growth Fund	—	—	644,070,836	827,489,812
Intermediate Duration Bond Fund	94,098,056	40,587,596	105,390,883	113,350,261
Limited Term Government and Agency Fund	1,344,282,594	1,270,194,924	44,078,824	59,208,638

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
Credit Income Fund	0.4200%	0.4200%	0.4200%	0.4200%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7300%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.3000%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2021 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.75%	1.50%	0.45%	0.50%
Credit Income Fund	0.82%	1.57%	0.52%	0.57%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%
Growth Fund	1.25%	2.00%	0.95%	1.00%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.75%	1.50%	0.45%	0.50%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

103  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$7,527,488	$—	$7,527,488	0.16%	0.16%
Credit Income Fund	53,903	53,903	—	0.42%	—%
Global Allocation Fund	16,053,061	—	16,053,061	0.74%	0.74%
Growth Fund	30,574,486	—	30,574,486	0.50%	0.50%
Intermediate Duration Bond Fund	434,891	97,863	337,028	0.25%	0.19%
Limited Term Government and Agency Fund	1,627,335	—	1,627,335	0.31%	0.31%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2022.

For the six months ended March 31, 2021, the advisory administration fees for Core Plus Bond Fund were $7,527,488 (effective rate of 0.16% of average daily net assets).

In addition, Loomis Sayles reimbursed non-class specific expenses of Credit Income Fund in the amount of $5,841. Expense reimbursements are subject to possible recovery until September 30, 2022.

No expenses were recovered for any of the Funds during the six months ended March 31, 2021 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$819,593	$161,189	$483,567
Credit Income Fund	78	1	4
Global Allocation Fund	816,842	635,841	1,907,522
Growth Fund	1,967,984	164,123	492,370
Intermediate Duration Bond Fund	25,322	695	2,085
Limited Term Government and Agency Fund	355,336	26,969	80,908

For the six months ended March 31, 2021, Natixis Distribution refunded Limited Term Government and Agency Fund $17,234 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first

|  104

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

$15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$2,051,911
Credit Income Fund	5,527
Global Allocation Fund	935,175
Growth Fund	2,633,301
Intermediate Duration Bond Fund	74,904
Limited Term Government and Agency Fund	224,703

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,550,227
Global Allocation Fund	1,546,491
Growth Fund	4,006,825
Intermediate Duration Bond Fund	123,620
Limited Term Government and Agency Fund	299,287

As of March 31, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$89,832
Global Allocation Fund	74,081
Growth Fund	119,756
Intermediate Duration Bond Fund	4,659
Limited Term Government and Agency Fund	16,493

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2021, were as follows:

Fund	Commissions
Core Plus Bond Fund	$38,196
Global Allocation Fund	149,701
Growth Fund	52,846
Limited Term Government and Agency Fund	62,087

105  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2021, the percentage of each Fund’s net assets owned by affiliates is as follows:

Core Plus Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.12%

Credit Income Fund
Natixis and Affiliates	99.57%
Loomis Sayles Employees	0.04%

Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.57%

Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.71%
Loomis Sayles Funded Pension Plan and Trust	0.10%

Intermediate Duration Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.81%

Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.17%
Loomis Sayles Distribution	0.12%
Natixis Sustainable Future 2015 Fund	0.05%
Natixis Sustainable Future 2020 Fund	0.03%
Natixis Sustainable Future 2025 Fund	0.06%
Natixis Sustainable Future 2030 Fund	0.04%
Natixis Sustainable Future 2035 Fund	0.03%
Natixis Sustainable Future 2040 Fund	0.01%
Natixis Sustainable Future 2045 Fund	0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

|  106

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Credit Income Fund, Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2021, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Credit Income Fund	$417
Intermediate Duration Bond Fund	467
Limited Term Government and Agency Fund	619

7.  Custodian Fees and Expenses.  State Street Bank, custodian to the Funds, has agreed to waive custodian fees and certain other expenses for the first 12 months of operations for Credit Income Fund. For the six months ended March 31, 2021, total fees waived for the Fund were $10,410.

8.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$257,048	$50,294	$6,714	$2,388,125
Credit Income Fund	1,499	25	417	471
Global Allocation Fund	256,262	199,391	1,898	1,134,646
Growth Fund	590,656	49,316	1,868	3,716,771
Intermediate Duration Bond Fund	7,863	218	467	120,457
Limited Term Government and Agency Fund	130,318	9,507	619	311,199

9.  Line of Credit.  Each Fund, except for Credit Income Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2021, none of the Funds had borrowings under this agreement.

Effective April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

10.  Risk.  Global Allocation Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Core Plus Bond Fund and Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are

107  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	10.62%
Growth Fund	2	18.58%
Intermediate Duration Bond Fund	4	67.78%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,720,812	$205,027,112	17,898,810	$246,212,136
Issued in connection with the reinvestment of distributions	983,421	13,673,794	648,421	8,793,629
Redeemed	(8,727,749)	(121,391,176)	(16,819,374)	(227,319,033)

Net change	6,976,484	$97,309,730	1,727,857	$27,686,732

Class C
Issued from the sale of shares	994,378	$13,911,152	2,130,053	$29,237,104
Issued in connection with the reinvestment of distributions	221,598	3,086,753	119,932	1,623,298
Redeemed	(1,630,801)	(22,741,959)	(4,925,789)	(67,833,185)

Net change	(414,825)	$(5,744,054)	(2,675,804)	$(36,972,783)

Class N
Issued from the sale of shares	48,119,950	$675,454,323	84,014,957	$1,156,522,813
Issued in connection with the reinvestment of distributions	5,528,161	77,548,046	4,691,629	64,237,460
Redeemed	(43,795,143)	(615,357,157)	(62,741,955)	(854,510,574)
Redeemed in-kind (Note 13)	—	—	(32,463,709)	(456,764,389)

Net change	9,852,968	$137,645,212	(6,499,078)	$(90,514,690)

Class Y
Issued from the sale of shares	100,252,120	$1,406,436,203	190,014,284	$2,636,656,671
Issued in connection with the reinvestment of distributions	11,550,057	162,006,334	6,961,003	95,521,951
Redeemed	(56,132,009)	(787,197,565)	(96,927,942)	(1,324,095,811)

Net change	55,670,168	$781,244,972	100,047,345	$1,408,082,811

Increase from capital share transactions	72,084,795	$1,010,455,860	92,600,320	$1,308,282,070

|  108

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2021		Period Ended September 30, 2020(a)
Credit Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,583	$87,178	100	$1,000
Issued in connection with the reinvestment of distributions	98	1,003	—	—

Net change	8,681	$88,181	100	$1,000

Class C
Issued from the sale of shares	—	$—	100	$1,000
Issued in connection with the reinvestment of distributions	1	11	—	—

Net change	1	$11	100	$1,000

Class N
Issued from the sale of shares	—	$—	2,500,000	$25,000,000
Issued in connection with the reinvestment of distributions	38,807	395,016	—	—

Net change	38,807	$395,016	2,500,000	$25,000,000

Class Y
Issued from the sale of shares	1,992	$20,000	100	$1,000
Issued in connection with the reinvestment of distributions	32	325	—	—

Net change	2,024	$20,325	100	$1,000

Increase from capital share transactions	49,513	$503,533	2,500,300	$25,003,000

(a)	From commencement of operations on September 29, 2020 through September 30, 2020.

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,354,971	$90,261,733	9,934,108	$244,510,222
Issued in connection with the reinvestment of distributions	920,421	24,308,308	408,536	10,037,738
Redeemed	(3,806,556)	(102,564,130)	(5,288,773)	(125,525,882)

Net change	468,836	$12,005,911	5,053,871	$129,022,078

Class C
Issued from the sale of shares	1,979,967	$52,363,174	5,429,302	$129,254,637
Issued in connection with the reinvestment of distributions	874,791	22,762,056	335,475	8,148,688
Redeemed	(2,269,785)	(60,122,864)	(7,501,444)	(180,254,496)

Net change	584,973	$15,002,366	(1,736,667)	$(42,851,171)

Class N
Issued from the sale of shares	1,323,284	$36,012,719	2,473,848	$60,506,193
Issued in connection with the reinvestment of distributions	538,052	14,290,673	229,737	5,672,201
Redeemed	(630,727)	(17,133,954)	(1,170,090)	(28,432,814)

Net change	1,230,609	$33,169,438	1,533,495	$37,745,580

Class Y
Issued from the sale of shares	17,851,500	$484,297,631	39,782,349	$960,786,370
Issued in connection with the reinvestment of distributions	5,159,028	137,075,378	1,901,677	46,971,422
Redeemed	(12,203,488)	(330,963,649)	(21,963,125)	(519,151,329)

Net change	10,807,040	$290,409,360	19,720,901	$488,606,463

Increase from capital share transactions	13,091,458	$350,587,075	24,571,600	$612,522,950

109  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,502,714	$184,346,657	17,054,510	$295,932,287
Issued in connection with the reinvestment of distributions	2,584,796	55,159,560	1,535,788	26,261,967
Redeemed	(8,664,782)	(188,092,422)	(25,287,462)	(430,112,221)

Net change	2,422,728	$51,413,795	(6,697,164)	$(107,917,967)

Class C
Issued from the sale of shares	421,995	$8,156,814	1,233,665	$19,482,505
Issued in connection with the reinvestment of distributions	217,137	4,145,151	120,727	1,870,055
Redeemed	(997,976)	(19,371,674)	(2,748,722)	(44,108,509)

Net change	(358,844)	$(7,069,709)	(1,394,330)	$(22,755,949)

Class N
Issued from the sale of shares	2,857,865	$66,744,525	17,025,202	$315,167,287
Issued in connection with the reinvestment of distributions	791,042	18,170,220	728,950	13,354,361
Redeemed	(2,365,009)	(55,083,876)	(17,501,743)	(331,093,667)

Net change	1,283,898	$29,830,869	252,409	$(2,572,019)

Class Y
Issued from the sale of shares	59,552,211	$1,387,964,636	129,418,130	$2,410,503,407
Issued in connection with the reinvestment of distributions	14,341,619	329,570,400	8,337,704	152,830,107
Redeemed	(59,682,715)	(1,393,467,009)	(127,998,579)	(2,403,446,308)

Net change	14,211,115	$324,068,027	9,757,255	$159,887,206

Increase from capital share transactions	17,558,897	$398,242,982	1,918,170	$26,641,271

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	257,371	$2,756,111	324,729	$3,474,978
Issued in connection with the reinvestment of distributions	57,284	615,239	46,350	490,629
Redeemed	(134,252)	(1,448,165)	(592,250)	(6,368,788)

Net change	180,403	$1,923,185	(221,171)	$(2,403,181)

Class C
Issued from the sale of shares	15,059	$160,511	19,815	$211,443
Issued in connection with the reinvestment of distributions	1,559	16,786	773	8,198
Redeemed	(38,924)	(418,127)	(4,252)	(45,689)

Net change	(22,306)	$(240,830)	16,336	$173,952

Class N
Issued from the sale of shares	1,610,520	$17,699,394	8,686	$92,320
Issued in connection with the reinvestment of distributions	62,149	666,465	8,959	94,763
Redeemed	(163,182)	(1,748,468)	(54,098)	(585,173)

Net change	1,509,487	$16,617,391	(36,453)	$(398,090)

Class Y
Issued from the sale of shares	6,167,218	$66,630,012	12,426,531	$132,862,309
Issued in connection with the reinvestment of distributions	946,129	10,162,350	557,209	5,914,095
Redeemed	(3,602,452)	(38,902,016)	(6,797,325)	(71,873,949)

Net change	3,510,895	$37,890,346	6,186,415	$66,902,455

Increase from capital share transactions	5,178,479	$56,190,092	5,945,127	$64,275,136

|  110

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,920,368	$33,600,973	8,119,093	$93,051,564
Issued in connection with the reinvestment of distributions	81,472	936,877	294,326	3,364,566
Redeemed	(2,523,551)	(29,019,153)	(9,910,542)	(113,643,142)

Net change	478,289	$5,518,697	(1,497,123)	$(17,227,012)

Class C
Issued from the sale of shares	980,175	$11,276,800	1,390,000	$15,896,924
Issued in connection with the reinvestment of distributions	469	5,405	8,812	100,557
Redeemed	(549,177)	(6,314,129)	(1,649,132)	(18,865,977)

Net change	431,467	$4,968,076	(250,320)	$(2,868,496)

Class N
Issued from the sale of shares	325,312	$3,753,839	719,991	$8,232,916
Issued in connection with the reinvestment of distributions	4,622	52,892	12,962	148,889
Redeemed	(355,124)	(4,100,608)	(242,561)	(2,793,313)

Net change	(25,190)	$(293,877)	490,392	$5,588,492

Class Y
Issued from the sale of shares	19,673,164	$227,104,506	54,197,489	$624,437,973
Issued in connection with the reinvestment of distributions	232,731	2,684,829	574,408	6,596,941
Redeemed	(19,033,876)	(219,679,541)	(35,196,219)	(404,652,972)

Net change	872,019	$10,109,794	19,575,678	$226,381,942

Increase from capital share transactions	1,756,585	$20,302,690	18,318,627	$211,874,926

13.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2020, Core Plus Bond Fund participated in a redemption in-kind transaction.

14.  Subsequent Event.  Effective May 1, 2021, Class C shares will automatically convert to Class A shares after eight years.

111  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 24, 2021

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 24, 2021